SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 98.2%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd., 2.250%, 12/19/19 ±	USD	500,000	$498,398
Australia & New Zealand Banking Group Ltd. MTN, 1.600%, 7/15/19	USD	2,250,000	2,243,202
National Australia Bank Ltd., 2.250%, 1/10/20	USD	1,000,000	996,321

			3,737,921

Canada — 9.8%
Bank of Montreal MTN, 2.100%, 6/15/20	USD	12,500,000	12,427,316
Bank of Montreal MTN, 3.100%, 7/13/20	USD	5,600,000	5,633,843
Bank of Nova Scotia (The), 2.350%, 10/21/20	USD	3,000,000	2,989,985
Bank of Nova Scotia (The), 4.375%, 1/13/21	USD	397,000	408,795
Province of Ontario Canada, 1.875%, 5/21/20	USD	6,500,000	6,455,184
Province of Ontario Canada, 4.400%, 4/14/20	USD	2,650,000	2,699,749
Province of Quebec Canada, 3.500%, 7/29/20	USD	1,500,000	1,519,903
Royal Bank of Canada, 2.150%, 10/26/20	USD	8,000,000	7,948,911
Royal Bank of Canada MTN, 2.350%, 10/30/20	USD	3,462,000	3,448,690
Toronto-Dominion Bank (The) GMTN, 1.850%, 9/11/20	USD	1,500,000	1,484,282
Toronto-Dominion Bank (The) MTN, 3.000%, 6/11/20	USD	16,463,000	16,535,347

			61,552,005

France — 0.3%
Total Capital SA, 4.450%, 6/24/20	USD	2,000,000	2,044,937

Japan — 0.3%
MUFG Bank Ltd., 2.300%, 3/05/20 ±	USD	1,000,000	996,158
Mizuho Bank Ltd., 2.400%, 3/26/20 ±	USD	1,000,000	997,043

			1,993,201

Liberia — 0.2%
Royal Caribbean Cruises Ltd., 2.650%, 11/28/20	USD	1,000,000	999,190

Netherlands — 3.6%
Cooperatieve Rabobank UA, 1.375%, 8/09/19	USD	880,000	875,986
LyondellBasell Industries NV, 6.000%, 11/15/21	USD	1,500,000	1,604,917
Mylan NV, 3.150%, 6/15/21	USD	4,000,000	3,989,855
Shell International Finance BV, 2.125%, 5/11/20	USD	13,365,000	13,299,432
Shell International Finance BV, 4.375%, 3/25/20	USD	3,000,000	3,052,565

			22,822,755

Sweden — 0.3%
Svensk Exportkredit AB MTN, 2.750%, 10/07/20	USD	2,000,000	2,009,921

		FACE AMOUNT	VALUE†
United Kingdom — 0.5%
BAT International Finance PLC, 2.750%, 6/15/20 ±	USD	3,000,000	$2,989,060

United States — 82.6%
Allergan Inc., 3.375%, 9/15/20		$1,000,000	1,005,059
Amazon.com, Inc., 1.900%, 8/21/20		8,497,000	8,430,145
Amgen, Inc., 2.200%, 5/11/20		4,704,000	4,684,017
Anthem, Inc., 4.350%, 8/15/20		1,000,000	1,020,446
Apple, Inc., 2.000%, 11/13/20		3,265,000	3,242,656
Bank of America Corp. MTN, 2.625%, 10/19/20		4,500,000	4,490,447
Biogen, Inc., 2.900%, 9/15/20		4,250,000	4,249,950
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 1/15/20		2,500,000	2,487,106
Caterpillar Financial Services Corp. MTN, 2.000%, 3/05/20		2,361,000	2,347,527
Chevron Corp., 1.991%, 3/03/20		4,750,000	4,725,622
Cisco Systems, Inc., 1.400%, 9/20/19		844,000	839,398
Cisco Systems, Inc., 4.450%, 1/15/20		5,000,000	5,066,339
Citigroup, Inc., 2.400%, 2/18/20		2,500,000	2,490,836
Comcast Corp., 5.150%, 3/01/20		1,000,000	1,022,065
Edison International, 2.125%, 4/15/20		1,250,000	1,240,732
Federal Home Loan Banks, 1.875%, 3/13/20		21,000,000	20,886,831
Federal Home Loan Banks, 2.125%, 2/11/20		12,000,000	11,967,482
Federal Home Loan Banks, 2.375%, 3/30/20		15,000,000	14,992,314
Federal Home Loan Banks, 2.625%, 5/28/20		20,500,000	20,546,514
Federal Home Loan Banks, 3.375%, 6/12/20		26,000,000	26,278,257
Federal Home Loan Banks, 4.125%, 3/13/20		15,200,000	15,437,203
General Dynamics Corp., 2.875%, 5/11/20		3,000,000	3,010,502
General Electric Co. GMTN, 5.500%, 1/08/20		2,000,000	2,043,761
Gilead Sciences, Inc., 2.350%, 2/01/20		3,505,000	3,493,491
Gilead Sciences, Inc., 2.550%, 9/01/20		1,910,000	1,908,181
Goldman Sachs Group ,Inc. (The), 2.625%, 4/25/21		1,000,000	996,291
Goldman Sachs Group Inc. (The) GMTN, 5.375%, 3/15/20		500,000	511,793
HSBC USA, Inc., 2.750%, 8/07/20		1,685,000	1,686,939
JM Smucker Co. (The), 2.500%, 3/15/20		1,225,000	1,221,954
John Deere Capital Corp. MTN, 2.050%, 3/10/20		2,260,000	2,247,963
JPMorgan Chase & Co., 4.400%, 7/22/20		2,500,000	2,556,591
JPMorgan Chase & Co., 4.950%, 3/25/20		1,791,000	1,829,935
Keurig Dr Pepper, Inc., 2.000%, 1/15/20		5,000,000	4,962,133
KeyCorp MTN, 2.900%, 9/15/20		3,780,000	3,790,278

See notes to portfolios of investments

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Kraft Heinz Foods Co., 5.375%, 2/10/20	$4,500,000	$4,592,763
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	2,881,000	2,875,417
Merck & Co., Inc., 1.850%, 2/10/20	5,633,000	5,597,262
Merck & Co., Inc., 3.072%, 2/10/20	6,545,000	6,562,959
Microsoft Corp., 3.000%, 10/01/20	3,887,000	3,921,485
Morgan Stanley, 2.800%, 6/16/20	4,645,000	4,649,490
NextEra Energy Capital Holdings, Inc., 3.342%, 9/01/20	3,000,000	3,022,857
Novartis Capital Corp., 1.800%, 2/14/20	1,493,000	1,482,769
Oracle Corp., 3.875%, 7/15/20	1,000,000	1,017,800
Packaging Corp. of America, 2.450%, 12/15/20	1,987,000	1,974,103
Philip Morris International, Inc., 2.000%, 2/21/20	3,715,000	3,690,742
Philip Morris International, Inc., 4.500%, 3/26/20	1,500,000	1,526,550
QUALCOMM, Inc., 2.250%, 5/20/20	1,000,000	995,977
Quest Diagnostics, Inc., 4.750%, 1/30/20	1,000,000	1,015,423
Sherwin-Williams Co. (The), 2.250%, 5/15/20	2,000,000	1,988,502
SVB Financial Group, 5.375%, 9/15/20	3,000,000	3,105,421
Total System Services, Inc., 3.800%, 4/01/21	1,000,000	1,015,661
Toyota Motor Credit Corp., 1.950%, 4/17/20	7,879,000	7,828,264
Toyota Motor Credit Corp. GMTN, 2.200%, 1/10/20	2,000,000	1,994,140
Toyota Motor Credit Corp. MTN, 2.150%, 3/12/20	4,831,000	4,810,148
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	1,930,000	1,931,836
Unilever Capital Corp., 1.800%, 5/05/20	500,000	495,911
United States Treasury Note, 1.125%, 3/31/20	17,500,000	17,285,010
United States Treasury Note, 1.125%, 4/30/20	17,000,000	16,771,894
United States Treasury Note, 1.250%, 8/31/19	4,000,000	3,979,531
United States Treasury Note, 1.250%, 1/31/20	26,000,000	25,749,141
United States Treasury Note, 1.250%, 2/29/20	29,500,000	29,192,900
United States Treasury Note, 1.375%, 1/15/20	7,000,000	6,942,578
United States Treasury Note, 1.375%, 2/15/20	38,000,000	37,657,109
United States Treasury Note, 1.375%, 2/29/20	11,000,000	10,896,230

	FACE AMOUNT	VALUE†
United States Treasury Note, 1.375%, 3/31/20	$33,500,000	$33,161,728
United States Treasury Note, 1.500%, 4/15/20	13,000,000	12,881,426
United States Treasury Note, 1.625%, 3/15/20	21,500,000	21,343,369
United States Treasury Note, 2.250%, 3/31/20	27,000,000	26,957,285
Verizon Communications, Inc., 2.625%, 2/21/20	1,785,000	1,784,533
Wal-Mart Stores, Inc., 1.750%, 10/09/19	10,377,000	10,326,641
Walmart, Inc., 2.642%, 6/23/20	1,044,000	1,044,071
Walmart, Inc., 2.832%, 6/23/21	2,437,000	2,446,608
Walmart, Inc., 2.850%, 6/23/20	3,127,000	3,140,846
Wells Fargo & Co., 2.150%, 1/30/20	1,938,000	1,929,219
Wells Fargo & Co. GMTN, 2.600%, 7/22/20	3,000,000	2,996,013

		520,292,370

TOTAL BONDS AND NOTES (Identified Cost $616,754,106)		618,441,360

SHORT-TERM INVESTMENTS — 1.7%
Bonds and Notes — 1.3%
United States — 1.3%
Exxon Mobil Corp., 0.001%, 6/17/19	8,000,000	7,989,434

	SHARES
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 2.390%	2,785,589	2,785,589

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,743,068)		10,775,023

Total Investments — 99.9% (Identified Cost $627,497,174)		629,216,383
Cash and Other Assets, Less Liabilities — 0.1%		858,202

Net Assets — 100.0%		$630,074,585

†	See Notes to Portfolios of Investments
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2019 amounted to $5,480,659 or 0.87% of the net assets of the Fund.

Key to abbreviations:

GMTN — Global Medium Term Note

MTN — Medium Term Note

USD — U.S. Dollar

See notes to portfolios of investments

Portfolio Sectors as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Government	59.1%
Financial	14.3%
Consumer, Non-cyclical	9.4%
Consumer, Cyclical	5.6%
Energy	3.7%
Communications	2.8%
Technology	1.9%
Industrial	1.9%
Utilities	0.7%
Basic Materials	0.6%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 97.0%
Australia — 2.0%
Australia & New Zealand Banking Group Ltd. MTN, 2.300%, 6/01/21	USD	7,850,000	$7,768,571
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	569,108
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,567,421
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,721,673
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,000,000	1,128,715

			14,755,488

Austria — 0.1%
Republic of Austria Government Bond, 0.000%, 9/20/22 ±	EUR	1,000,000	1,139,687

Belgium — 2.8%
Kingdom of Belgium Government Bond, 0.200%, 10/22/23 ±	EUR	17,000,000	19,509,923
Kingdom of Belgium Government Bond, 2.250%, 6/22/23	EUR	1,000,000	1,247,424

			20,757,347

Canada — 20.7%
Bank of Montreal, 1.880%, 3/31/21	CAD	2,500,000	1,863,771
Bank of Montreal, 3.257%, 4/13/21	USD	1,000,000	1,003,206
Bank of Nova Scotia (The), 0.375%, 4/06/22	EUR	2,000,000	2,268,273
Bank of Nova Scotia (The), 2.130%, 6/15/20	CAD	15,000,000	11,231,900
Bank of Nova Scotia (The), 3.201%, 4/20/21	USD	1,750,000	1,756,912
Canada Housing Trust No. 1, 1.750%, 6/15/22 ±	CAD	3,000,000	2,244,023
Canada Housing Trust No. 1, 3.800%, 6/15/21 ±	CAD	8,000,000	6,254,589
Province of Alberta Canada, 1.350%, 9/01/21	CAD	16,000,000	11,851,745
Province of British Columbia Canada, 3.250%, 12/18/21	CAD	23,500,000	18,276,664
Province of Manitoba Canada, 1.500%, 12/15/22	GBP	300,000	394,180
Province of Manitoba Canada, 1.550%, 9/05/21	CAD	10,000,000	7,442,511
Province of Ontario Canada, 1.350%, 3/08/22	CAD	3,000,000	2,214,570
Province of Ontario Canada, 4.000%, 6/02/21	CAD	23,000,000	18,028,413
Province of Quebec Canada, 2.375%, 1/22/24	EUR	5,321,000	6,642,864
Province of Quebec Canada, 4.250%, 12/01/21	CAD	18,000,000	14,339,522
Royal Bank of Canada, 1.583%, 9/13/21	CAD	22,500,000	16,607,588
Royal Bank of Canada, 2.030%, 3/15/21	CAD	4,000,000	2,989,666
Toronto-Dominion Bank (The), 1.693%, 4/02/20	CAD	7,000,000	5,222,382

		FACE AMOUNT	VALUE†
Toronto-Dominion Bank (The), 2.563%, 6/24/20	CAD	3,000,000	$2,258,952
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	5,000,000	3,845,699
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21	USD	5,000,000	4,950,587
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,330,645
Toyota Credit Canada, Inc. MTN, 1.800%, 2/19/20	CAD	11,000,000	8,208,493
Toyota Credit Canada, Inc. MTN, 2.200%, 2/25/21	CAD	2,452,000	1,833,564

			154,060,719

Denmark — 3.8%
Denmark Government Bond, 1.500%, 11/15/23	DKK	130,000,000	21,363,020
Kommunekredit, 0.125%, 8/28/23	EUR	5,000,000	5,665,276
Kommunekredit, 0.250%, 3/29/23	EUR	1,000,000	1,139,494
Kommunekredit, 0.250%, 5/15/23	EUR	350,000	398,824

			28,566,614

Finland — 1.7%
Finland Government Bond, 1.500%, 4/15/23 ±	EUR	7,800,000	9,431,093
OP Corporate Bank PLC, 0.375%, 10/11/22	EUR	300,000	340,103
OP Corporate Bank PLC, 0.750%, 3/03/22	EUR	900,000	1,031,211
OP Corporate Bank PLC, 2.500%, 5/20/22	GBP	1,642,000	2,208,478

			13,010,885

France — 14.3%
Agence Francaise de Developpement, 0.500%, 10/25/22	EUR	300,000	344,142
Agence Francaise de Developpement, 3.125%, 1/04/24	EUR	10,000,000	12,924,134
Caisse d’Amortissement de la Dette Sociale, 0.125%, 11/25/22	EUR	10,800,000	12,290,315
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,500,000	1,706,026
Caisse d’Amortissement de la Dette Sociale, 0.500%, 5/25/23	EUR	6,200,000	7,161,070
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	6,629,824
Dexia Credit Local SA, 0.750%, 1/25/23	EUR	1,200,000	1,385,708
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	4,900,000	6,362,972
French Republic Government Bond OAT, 0.000%, 3/25/23	EUR	16,100,000	18,333,033
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	16,256,941
Sanofi, 4.000%, 3/29/21	USD	4,280,000	4,393,660
Total Capital International SA, 0.250%, 7/12/23	EUR	2,700,000	3,067,402
Total Capital International SA, 2.125%, 3/15/23	EUR	1,200,000	1,464,640

See notes to portfolios of investments

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Total Capital International SA, 2.750%, 6/19/21	USD	8,922,000	$8,945,692
UNEDIC ASSEO, 0.125%, 5/25/22	EUR	2,000,000	2,267,746
UNEDIC ASSEO, 0.875%, 10/25/22	EUR	2,500,000	2,912,437

			106,445,742

Germany — 8.2%
Deutsche Bahn Finance GMBH, 2.750%, 6/20/22	GBP	1,780,000	2,427,599
FMS Wertmanagement, 1.000%, 9/07/22	GBP	600,000	781,585
KFW, 0.000%, 12/15/22	EUR	8,000,000	9,074,960
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,299,576
Kreditanstalt fuer Wiederaufbau, 0.125%, 6/07/23	EUR	5,550,000	6,325,294
Kreditanstalt fuer Wiederaufbau, 0.125%, 2/24/23	EUR	400,000	455,826
Kreditanstalt fuer Wiederaufbau, 0.125%, 1/15/24	EUR	2,500,000	2,849,546
Landwirtschaftliche Rentenbank, 0.050%, 6/12/23	EUR	3,500,000	3,969,726
Landwirtschaftliche Rentenbank, 0.375%, 1/22/24	EUR	5,000,000	5,756,049
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,017,825
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,564,734
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,150,750
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,281,483
NRW Bank, 2.778%, 2/08/21	USD	1,000,000	1,000,390
State of North Rhine-Westphalia Germany, 0.200%, 4/17/23	EUR	8,500,000	9,682,811
State of North Rhine-Westphalia Germany, 0.375%, 2/16/23	EUR	900,000	1,032,362

			60,670,516

Luxembourg — 6.3%
European Financial Stability Facility, 0.000%, 11/17/22	EUR	6,500,000	7,363,963
European Financial Stability Facility, 0.125%, 10/17/23	EUR	4,000,000	4,550,784
European Financial Stability Facility, 0.200%, 1/17/24	EUR	2,000,000	2,280,182
European Financial Stability Facility, 0.500%, 1/20/23	EUR	6,200,000	7,159,547
Nestle Finance International Ltd., 0.750%, 5/16/23	EUR	3,000,000	3,475,372
Novartis Finance SA, 0.125%, 9/20/23	EUR	3,500,000	3,954,398
Novartis Finance SA, 0.500%, 8/14/23	EUR	15,460,000	17,724,864

			46,509,110

Netherlands — 6.1%
Bank Nederlandse Gemeenten NV, 0.250%, 2/22/23	EUR	2,000,000	2,283,742
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	650,126
BNG Bank NV, 0.050%, 7/11/23	EUR	12,000,000	13,582,233
BNG Bank NV, 0.250%, 1/10/24	EUR	3,000,000	3,424,506

		FACE AMOUNT	VALUE†
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,370,000	$6,944,495
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 2.500%, 1/19/21	USD	12,391,000	12,337,605
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,249,470
Nederlandse Waterschapsbank NV, 0.125%, 9/25/23	EUR	3,000,000	3,403,803
Shell International Finance BV, 1.750%, 9/12/21	USD	1,500,000	1,466,783

			45,342,763

New Zealand — 0.2%
ANZ New Zealand Int’l Ltd., 0.400%, 3/01/22	EUR	355,000	401,223
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	904,964

			1,306,187

Norway — 3.0%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	579,310
Equinor ASA, 2.450%, 1/17/23	USD	1,014,000	1,007,322
Norway Government Bond, 2.000%, 5/24/23 ±	NOK	175,000,000	20,843,422

			22,430,054

Supranational — 10.2%
African Development Bank, 0.250%, 1/24/24	EUR	7,977,000	9,107,820
Asian Development Bank GMTN, 0.200%, 5/25/23	EUR	7,626,000	8,701,613
European Investment Bank, 0.000%, 10/16/23	EUR	11,500,000	13,036,393
European Investment Bank, 0.050%, 12/15/23	EUR	2,500,000	2,841,921
European Investment Bank, 1.625%, 3/15/23	EUR	600,000	723,355
European Investment Bank, 2.125%, 1/15/24	EUR	3,000,000	3,744,205
European Stability Mechanism, 0.000%, 10/18/22	EUR	450,000	509,853
European Stability Mechanism, 0.100%, 7/31/23	EUR	12,500,000	14,206,154
European Stability Mechanism, 2.125%, 11/20/23	EUR	5,000,000	6,226,718
Inter-American Investment Corp., 2.887%, 10/12/21	USD	3,900,000	3,903,666
International Bank for Reconstruction & Development, 1.000%, 12/19/22	GBP	10,000,000	13,034,343

			76,036,041

Sweden — 6.3%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	113,000,000	12,207,058
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	65,000,000	7,140,086
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	20,000,000	2,222,701

See notes to portfolios of investments

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Sweden (Continued)
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	$1,038,518
Svensk Exportkredit AB, 2.728%, 12/13/21 §	USD	1,000,000	1,002,615
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	282,792
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	1,902,591
Sweden Government Bond, 1.500%, 11/13/23 ±	SEK	75,000,000	8,734,205
Sweden Government Bond, 3.500%, 6/01/22	SEK	100,000,000	12,086,262

			46,616,828

United States — 11.3%
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,629,804
Apple, Inc., 1.550%, 8/04/21	USD	1,195,000	1,170,542
Apple, Inc., 2.300%, 5/11/22	USD	8,000,000	7,951,610
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	459,693
Berkshire Hathaway, Inc., 2.200%, 3/15/21	USD	1,500,000	1,493,711
Chevron Corp., 2.100%, 5/16/21 @	USD	1,770,000	1,757,973
Chevron Corp., 2.498%, 3/03/22	USD	3,098,000	3,099,967
Cisco Systems, Inc., 2.200%, 2/28/21	USD	7,950,000	7,900,396
Coca-Cola Co. (The), 0.750%, 3/09/23	EUR	5,220,000	6,005,514
Merck & Co., Inc., 2.400%, 9/15/22	USD	5,000,000	4,979,678
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,380,080
Oracle Corp., 2.500%, 10/15/22	USD	12,000,000	11,941,429
Pfizer, Inc., 0.250%, 3/06/22	EUR	2,400,000	2,720,988
Pfizer, Inc., 1.950%, 6/03/21	USD	3,000,000	2,966,103
Pfizer, Inc., 2.200%, 12/15/21	USD	7,970,000	7,908,954
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,349,970
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	1,921,610
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,000,000	2,304,057
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	USD	1,000,000	1,000,951
Toyota Motor Credit Corp. MTN, 2.750%, 5/17/21	USD	5,000,000	5,016,139

			83,959,169

TOTAL BONDS AND NOTES (Identified Cost $736,196,335)			721,607,150

		SHARES
SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 2.390%		2,646,364	2,646,364

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.430%		1,809,825	1,809,825

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,456,189)			4,456,189

	FACE AMOUNT	VALUE†
Total Investments — 97.6% (Identified Cost $740,652,524)		726,063,339
Cash and Other Assets, Less Liabilities — 2.4%		17,647,197

Net Assets — 100.0%		$743,710,536

†	See Notes to Portfolios of Investments
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2019 amounted to $68,156,942 or 9.16% of the net assets of the Fund.

§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $1,771,009.

Key to abbreviations:

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

GMTN — Global Medium Term Note

MTN — Medium Term Note

NOK — Norwegian Krone

SEK — Swedish Krona

USD — U.S. Dollar

See notes to portfolios of investments

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2019
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value as of March 31, 2019	Unrealized Appreciation	Unrealized Depreciation
04/01/19	USD	21,553,704	DKK	141,949,488	State Street Bank and Trust Co.	$21,328,468	$225,236	$—
04/01/19	USD	21,167,561	NOK	182,883,906	State Street Bank and Trust Co.	21,204,054	—	(36,493)
04/09/19	USD	163,789,036	EUR	142,004,774	State Street Bank and Trust Co.	159,389,040	4,399,996	—
04/09/19	USD	45,430,452	SEK	402,807,036	Citibank, N.A.	43,347,683	2,082,769	—
04/09/19	USD	1,093,263	SEK	9,800,326	State Street Bank and Trust Co.	1,054,652	38,611	—
04/10/19	USD	508,717	GBP	388,398	HSBC Bank USA	506,077	2,640	—
04/10/19	USD	4,391,165	GBP	3,326,759	State Street Bank and Trust Co.	4,334,716	56,449	—
04/10/19	USD	22,264,713	GBP	17,212,040	State Street Bank and Trust Co.	22,427,026	—	(162,313)
04/15/19	USD	117,667,781	CAD	155,585,695	HSBC Bank USA	116,468,070	1,199,711	—
04/15/19	USD	13,601,126	CAD	17,882,873	State Street Bank and Trust Co.	13,386,730	214,396	—
04/15/19	USD	5,913,137	CAD	7,926,416	State Street Bank and Trust Co.	5,933,543	—	(20,406)
04/17/19	USD	76,496,441	EUR	66,898,148	State Street Bank and Trust Co.	75,138,501	1,357,940	—
04/23/19	USD	127,990,556	EUR	111,941,032	State Street Bank and Trust Co.	125,793,314	2,197,242	—
04/30/19	USD	21,590,374	DKK	143,230,089	State Street Bank and Trust Co.	21,575,591	14,783	—
04/30/19	USD	21,139,403	NOK	183,197,338	State Street Bank and Trust Co.	21,263,735	—	(124,332)

							$11,789,773	$(343,544)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2019
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value as of March 31, 2019	Unrealized Appreciation	Unrealized Depreciation
04/01/19	DKK	141,949,488	USD	21,341,968	State Street Bank and Trust Co.	$21,328,468	$—	$(13,500)
04/01/19	NOK	182,883,906	USD	21,079,167	State Street Bank and Trust Co.	21,204,054	124,887	—
04/09/19	SEK	15,827,942	USD	1,770,738	Bank of America, N.A.	1,703,308	—	(67,430)

							$124,887	$(80,930)

Total							$11,914,660	$(424,474)

See notes to portfolios of investments

Country Weightings as of March 31, 2019

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Canada	21.3%
France	14.8%
United States	11.6%
Supranational	10.5%
Germany	8.4%
Sweden	6.5%
Luxembourg	6.4%
Netherlands	6.3%
Denmark	4.0%
Other	10.2%

100.0%

Top largest long-term industry holdings as of March 31, 2019

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Government	49.1%
Financial	26.5%
Consumer, Non-cyclical	10.0%
Technology	3.8%
Energy	3.2%
Consumer, Cyclical	2.5%
Communications	1.1%
Industrial	0.8%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.0%
Aerospace & Defense — 2.7%
Aerojet Rocketdyne Holdings, Inc. *	2,690	$95,576
Arconic, Inc.	8,728	166,792
Axon Enterprise, Inc. *	500	27,205
Boeing Co. (The)	16,677	6,360,941
BWX Technologies, Inc.	4,263	211,360
Curtiss-Wright Corp.	1,160	131,474
General Dynamics Corp.	9,844	1,666,392
Harris Corp.	4,350	694,738
HEICO Corp.	1,321	125,323
HEICO Corp., Class A	2,393	201,156
HEXCEL Corp.	3,100	214,396
Huntington Ingalls Industries, Inc.	1,972	408,598
L3 Technologies, Inc.	1,426	294,284
Lockheed Martin Corp.	8,754	2,627,601
Mercury Systems, Inc. *	613	39,281
Moog, Inc., Class A	1,100	95,645
Northrop Grumman Corp.	6,237	1,681,495
Raytheon Co.	8,584	1,562,975
Spirit Aerosystems Holdings, Inc., Class A	5,105	467,261
Teledyne Technologies, Inc. *	800	189,608
Textron, Inc.	4,852	245,802
TransDigm Group, Inc. *	1,620	735,464
United Technologies Corp.	20,679	2,665,316

		20,908,683

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	6,400	556,736
Expeditors International of Washington, Inc.	5,723	434,376
FedEx Corp.	8,119	1,472,868
United Parcel Service, Inc., Class B	31,383	3,506,736
XPO Logistics, Inc. *@	3,544	190,454

		6,161,170

Airlines — 0.6%
Alaska Air Group, Inc.	4,964	278,580
American Airlines Group, Inc.	13,952	443,116
Copa Holdings SA, Class A	999	80,529
Delta Air Lines, Inc.	24,961	1,289,236
JetBlue Airways Corp. *	12,225	200,001
Skywest, Inc.	1,469	79,752
Southwest Airlines Co.	21,284	1,104,852
Spirit Airlines, Inc. *	2,600	137,436
United Continental Holdings, Inc. *	10,496	837,371

		4,450,873

Auto Components — 0.3%
Aptiv PLC	10,777	856,664
Autoliv, Inc.	2,200	161,766
BorgWarner, Inc.	5,449	209,296
Dana, Inc.	3,700	65,638
Dorman Products, Inc. *	1,109	97,692
Fox Factory Holding Corp. *	977	68,282
Gentex Corp.	10,100	208,868
Goodyear Tire & Rubber Co. (The)	7,653	138,902
Lear Corp.	2,724	369,674
Tenneco, Inc. Class A	314	6,958
Veoneer, Inc. *	2,200	50,314

		2,234,054

Automobiles — 0.4%
Ford Motor Co.	120,220	1,055,532
General Motors Co.	48,002	1,780,874
Harley-Davidson, Inc. @	6,616	235,926
Tesla, Inc. *@	903	252,714

	SHARES	VALUE†
Thor Industries, Inc.	1,900	$118,503

		3,443,549

Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A *@	422	124,376
Brown-Forman Corp., Class A	1,902	97,325
Brown-Forman Corp., Class B	13,775	727,045
Coca-Cola Co. (The)	152,456	7,144,088
Constellation Brands, Inc., Class A	3,854	675,722
Keurig Dr Pepper, Inc. @	8,222	229,969
Molson Coors Brewing Co., Class B	3,106	185,273
Monster Beverage Corp. *	11,491	627,179
National Beverage Corp. @	500	28,865
PepsiCo, Inc.	63,525	7,784,989

		17,624,831

Biotechnology — 2.5%
AbbVie, Inc.	45,211	3,643,554
Agios Pharmaceuticals, Inc. *@	539	36,350
Alexion Pharmaceuticals, Inc. *	2,636	356,334
Alkermes PLC *	1,579	57,618
Alnylam Pharmaceuticals, Inc. *	1,281	119,709
Amgen, Inc.	25,582	4,860,068
Array Biopharma, Inc. *@	3,175	77,407
Biogen, Inc. *	7,680	1,815,398
BioMarin Pharmaceutical, Inc. *	1,433	127,293
Bluebird Bio, Inc. *@	400	62,932
Celgene Corp. *	27,905	2,632,558
Emergent BioSolutions, Inc. *	882	44,559
Exact Sciences Corp. *@	2,356	204,077
Exelixis, Inc. *	10,395	247,401
FibroGen, Inc. *	188	10,218
Gilead Sciences, Inc.	48,654	3,162,997
Halozyme Therapeutics, Inc. *	2,304	37,094
Incyte Corp. *	1,173	100,890
Ionis Pharmaceuticals, Inc. *	1,498	121,593
Ligand Pharmaceuticals, Inc. *@	391	49,153
Myriad Genetics, Inc. *	2,380	79,016
Neurocrine Biosciences, Inc. *	1,424	125,454
Regeneron Pharmaceuticals, Inc. *	2,358	968,242
Sage Therapeutics, Inc. *@	386	61,393
Sarepta Therapeutics, Inc. *@	770	91,776
Seattle Genetics, Inc. *@	1,165	85,325
Ultragenyx Pharmaceutical, Inc. *@	352	24,415
United Therapeutics Corp. *	1,397	163,966
Vertex Pharmaceuticals, Inc. *	3,263	600,229

		19,967,019

Building Products — 0.4%
A.O. Smith Corp.	3,947	210,454
Allegion PLC	4,161	377,444
Armstrong World Industries, Inc.	1,690	134,220
Fortune Brands Home & Security, Inc.	4,718	224,624
Johnson Controls International PLC	17,991	664,588
Lennox International, Inc.	1,236	326,798
Masco Corp.	8,930	351,038
Owens Corning	3,497	164,779
Resideo Technologies, Inc. *	4,723	91,107
Simpson Manufacturing Co., Inc.	1,080	64,012
Trex Co., Inc. *	2,000	123,040
USG Corp.	2,828	122,452

		2,854,556

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,196	128,104
Ameriprise Financial, Inc.	4,953	634,479
Ares Management Corp., Class A	2,300	53,383

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Bank of New York Mellon Corp. (The)	12,609	$635,872
BGC Partners, Inc., Class A	8,437	44,800
BlackRock, Inc.	2,126	908,589
CBOE Holdings, Inc.	2,123	202,619
Charles Schwab Corp. (The)	25,241	1,079,305
CME Group, Inc.	4,520	743,902
E*Trade Financial Corp.	5,476	254,251
Eaton Vance Corp.	4,868	196,229
Evercore, Inc., Class A	1,680	152,880
FactSet Research Systems, Inc.	1,698	421,562
Federated Investors, Inc., Class B	3,536	103,640
Franklin Resources, Inc.	4,676	154,963
Goldman Sachs Group, Inc. (The)	7,722	1,482,547
Hamilton Lane, Inc. Class A	723	31,508
Houlihan Lokey, Inc.	1,466	67,216
Interactive Brokers Group, Inc., Class A	2,779	144,175
Intercontinental Exchange, Inc.	7,597	578,436
Invesco Ltd.	9,419	181,881
Janus Henderson Group PLC	3,343	83,508
Lazard Ltd., Class A	2,711	97,976
Legg Mason, Inc.	1,900	52,003
LPL Financial Holdings, Inc.	3,418	238,064
MarketAxess Holdings, Inc.	1,300	319,904
Moelis & Co., Class A	1,946	80,973
Moody’s Corp.	5,423	982,051
Morgan Stanley	23,701	1,000,182
Morningstar, Inc.	700	88,193
MSCI, Inc., Class A	3,680	731,731
Nasdaq, Inc.	2,219	194,140
Northern Trust Corp.	4,208	380,445
Raymond James Financial, Inc.	2,130	171,273
S&P Global, Inc.	11,733	2,470,383
SEI Investments Co.	4,110	214,748
State Street Corp.	4,828	317,731
Stifel Financial Corp.	1,686	88,953
T. Rowe Price Group, Inc.	8,012	802,161
TD Ameritrade Holding Corp.	6,510	325,435

		16,840,195

Chemicals — 1.7%
Air Products & Chemicals, Inc.	3,849	735,005
Albemarle Corp. @	1,733	142,071
Ashland Global Holdings, Inc.	1,329	103,835
Axalta Coating Systems Ltd. *	6,803	171,504
Balchem Corp.	893	82,870
Cabot Corp.	1,800	74,934
Celanese Corp., Series A	4,185	412,683
CF Industries Holdings, Inc.	5,666	231,626
Chemours Co. (The)	6,313	234,591
DowDuPont, Inc.	31,828	1,696,751
Eastman Chemical Co.	4,916	373,026
Ecolab, Inc.	8,305	1,466,165
Element Solutions, Inc. *	3,480	35,148
FMC Corp.	2,554	196,198
H.B. Fuller Co.	1,077	52,385
Huntsman Corp.	8,447	189,973
Ingevity Corp. *	1,630	172,144
International Flavors & Fragrances, Inc. @	1,702	219,201
Linde PLC	8,803	1,548,712
LyondellBasell Industries NV, Class A	12,485	1,049,739

	SHARES	VALUE†
Mosaic Co. (The)	4,472	$122,130
NewMarket Corp.	462	200,305
Olin Corp.	3,768	87,191
PolyOne Corp.	2,800	82,068
PPG Industries, Inc.	10,110	1,141,116
Quaker Chemical Corp.	100	20,033
RPM International, Inc.	4,528	262,805
Scotts Miracle-Gro Co. (The) @	2,064	162,189
Sensient Technologies Corp.	1,000	67,790
Sherwin Williams Co. (The)	3,285	1,414,882
Valvoline, Inc.	6,562	121,791
W.R. Grace & Co.	2,716	211,957
Westlake Chemical Corp.	1,143	77,564

		13,160,382

Commercial Banks — 3.5%
Associated Banc-Corp.	2,802	59,823
BancorpSouth Bank	2,260	63,777
Bank of America Corp.	126,833	3,499,322
Bank of Hawaii Corp.	1,300	102,531
Bank OZK	3,146	91,171
BankUnited, Inc.	2,500	83,500
BB&T Corp.	10,169	473,164
BOK Financial Corp.	536	43,711
Cathay General Bancorp	2,395	81,214
CenterState Bank Corp.	2,400	57,144
Chemical Financial Corp.	1,945	80,056
CIT Group, Inc.	2,584	123,954
Citigroup, Inc.	33,671	2,095,010
Citizens Financial Group, Inc.	5,613	182,422
Columbia Banking System, Inc.	2,122	69,368
Comerica, Inc.	2,162	158,518
Commerce Bancshares, Inc.	2,662	154,556
Community Bank System, Inc.	1,414	84,515
Cullen/Frost Bankers, Inc.	998	96,876
CVB Financial Corp.	2,712	57,088
East West Bancorp, Inc.	3,283	157,485
Fifth Third Bancorp	18,295	461,400
First Bancorp	3,600	41,256
First Citizens Bancshares, Inc., Class A	212	86,326
First Financial Bancorp	3,382	81,371
First Financial Bankshares, Inc. @	1,547	89,386
First Hawaiian, Inc.	2,089	54,418
First Horizon National Corp.	6,040	84,439
First Interstate Bancsystem, Inc., Class A	976	38,864
First Midwest Bancorp, Inc.	3,292	67,354
First Republic Bank	1,836	184,445
FNB Corp.	10,015	106,159
Fulton Financial Corp.	5,467	84,629
Glacier Bancorp, Inc.	1,416	56,739
Hancock Whiteny Corp.	2,048	82,739
Hilltop Holdings, Inc.	2,327	42,468
Home Bancshares, Inc.	2,811	49,389
Huntington Bancshares, Inc.	17,719	224,677
Iberiabank Corp.	966	69,272
Independent Bank Corp.	523	42,368
Independent Bank Group, Inc.	193	9,899
International Bancshares Corp.	1,350	51,340
Investors Bancorp, Inc.	5,282	62,592
JPMorgan Chase & Co.	72,295	7,318,423
KeyCorp	17,893	281,815
M&T Bank Corp.	2,341	367,584

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Old National Bancorp	2,800	$45,920
PacWest Bancorp	2,694	101,321
People’s United Financial, Inc.	6,502	106,893
Pinnacle Financial Partners, Inc.	1,595	87,246
PNC Financial Services Group, Inc. (The)	6,098	747,981
Popular, Inc.	2,182	113,748
Prosperity Bancshares, Inc. @	1,226	84,668
Regions Financial Corp.	18,937	267,958
Renasant Corp.	281	9,512
Signature Bank	645	82,605
Simmons First National Corp., Class A	1,200	29,376
South State Corp.	799	54,604
Sterling Bancorp	4,073	75,880
SunTrust Banks, Inc.	8,072	478,266
SVB Financial Group *	1,071	238,147
Synovus Financial Corp.	4,461	153,280
TCF Financial Corp.	4,700	97,243
Texas Capital Bancshares, Inc. *	1,332	72,714
UMB Financial Corp.	900	57,636
Umpqua Holdings Corp.	4,700	77,550
Union Bankshares Corp.	723	23,375
United Bankshares, Inc.	2,162	78,351
US Bancorp	32,040	1,544,008
Valley National Bancorp	5,707	54,673
Webster Financial Corp.	1,771	89,737
Wells Fargo & Co.	92,745	4,481,438
WesBanco, Inc.	1,252	49,767
Western Alliance Bancorp *	2,242	92,012
Wintrust Financial Corp.	1,701	114,528
Zions Bancorp	4,331	196,671

		27,561,665

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	43,620
Brady Corp., Class A	700	32,487
Brink’s Co. (The)	1,830	138,000
Cimpress NV *	1,180	94,553
Cintas Corp.	3,174	641,497
Clean Harbors, Inc. *	1,735	124,105
Copart, Inc. *	8,342	505,442
Covanta Holding Corp.	2,919	50,528
Deluxe Corp.	926	40,485
Healthcare Services Group, Inc. @	2,553	84,223
KAR Auction Services, Inc.	5,425	278,357
MSA Safety, Inc.	764	78,998
Republic Services, Inc.	7,222	580,504
Rollins, Inc.	6,331	263,496
Stericycle, Inc. *	1,544	84,024
Tetra Tech, Inc.	1,092	65,072
UniFirst Corp.	477	73,220
Waste Management, Inc.	19,660	2,042,871

		5,221,482

Communications Equipment — 1.2%
Arista Networks, Inc. *	1,315	413,515
ARRIS International PLC *	5,691	179,893
Ciena Corp. *	2,569	95,926
Cisco Systems, Inc.	130,810	7,062,432
CommScope Holding Co., Inc. *	7,058	153,370
EchoStar Corp., Class A *	1,040	37,908
F5 Networks, Inc. *	2,445	383,694
InterDigital, Inc.	1,372	90,525
Juniper Networks, Inc.	4,904	129,809
Lumentum Holdings, Inc. *@	1,528	86,393

	SHARES	VALUE†
Motorola Solutions, Inc.	4,755	$667,697
NetScout Systems, Inc. *	800	22,456
Ubiquiti Networks, Inc.	932	139,530
Viasat, Inc. *	1,131	87,652
Viavi Solutions, Inc. *	5,100	63,138

		9,613,938

Computers & Peripherals — 4.1%
Apple, Inc.	151,114	28,704,104
Dell Technologies, Inc., Class C *	3,966	232,765
Hewlett Packard Enterprise Co.	23,303	359,565
HP, Inc.	47,958	931,824
NCR Corp. *@	4,927	134,458
NetApp, Inc.	7,606	527,400
Pure Storage, Inc., Class A *	3,981	86,746
Seagate Technology PLC	14,030	671,897
Western Digital Corp.	5,725	275,143
Xerox Corp.	4,155	132,877

		32,056,779

Construction & Engineering — 0.1%
AECOM *	2,700	80,109
EMCOR Group, Inc.	1,700	124,236
Fluor Corp.	2,483	91,374
Granite Construction, Inc.	1,034	44,617
Jacobs Engineering Group, Inc.	1,857	139,628
KBR, Inc.	2,987	57,022
MasTec, Inc. *@	2,200	105,820
Quanta Services, Inc.	3,524	132,996
Valmont Industries, Inc.	432	56,203

		832,005

Construction Materials — 0.1%
Eagle Materials, Inc.	1,080	91,044
Martin Marietta Materials, Inc.	1,092	219,689
Vulcan Materials Co.	2,310	273,504

		584,237

Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	349,233
American Express Co.	27,340	2,988,262
Capital One Financial Corp.	9,741	795,742
Credit Acceptance Corp. *@	384	173,541
Discover Financial Services	12,357	879,324
FirstCash, Inc.	1,400	121,100
Green Dot Corp., Class A *	1,372	83,212
Navient Corp.	7,353	85,074
Nelnet, Inc., Class A	156	8,591
OneMain Holdings, Inc.	2,157	68,485
Santander Consumer USA Holdings, Inc.	3,992	84,351
SLM Corp.	12,396	122,844
Synchrony Financial	19,251	614,107

		6,373,866

Containers & Packaging — 0.5%
AptarGroup, Inc.	2,021	215,014
Avery Dennison Corp.	4,184	472,792
Ball Corp.	7,723	446,853
Bemis Co., Inc.	2,365	131,210
Berry Plastics Group, Inc. *	4,752	255,990
Crown Holdings, Inc. *	6,068	331,131
Graphic Packaging Holding Co. @	13,226	167,044
International Paper Co.	12,268	567,640
Owens-Illinois, Inc.	4,200	79,716
Packaging Corp. of America	4,365	433,794
Sealed Air Corp.	5,167	237,992
Silgan Holdings, Inc.	3,936	116,624
Sonoco Products Co.	3,106	191,112

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
WestRock Co.	2,625	$100,669

		3,747,581

Distributors — 0.1%
Genuine Parts Co.	4,651	521,052
LKQ Corp. *	7,445	211,289
Pool Corp.	1,885	310,968

		1,043,309

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc. *	1,600	74,112
Bright Horizons Family Solutions, Inc. *	1,729	219,773
Chegg, Inc. *	1,910	72,809
frontdoor, Inc. *	491	16,900
Graham Holdings Co., Class B	100	68,318
Grand Canyon Education, Inc. *	1,784	204,286
H&R Block, Inc.	6,927	165,833
Service Corp. International	7,625	306,144
ServiceMaster Global Holdings, Inc. *	5,109	238,590

		1,366,765

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	25,462	5,115,061
Jefferies Financial Group, Inc.	5,172	97,182
Voya Financial, Inc.	2,076	103,717

		5,315,960

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	187,556	5,881,756
CenturyLink, Inc.	27,687	331,967
Cogent Communications Holdings, Inc.	1,228	66,619
Intelsat SA *@	1,988	31,132
Iridium Communications, Inc. *@	3,043	80,457
Verizon Communications, Inc.	185,772	10,984,699
Vonage Holdings Corp. *	4,909	49,286
Zayo Group Holdings, Inc. *	7,662	217,754

		17,643,670

Electric Utilities — 1.8%
Allete, Inc.	1,553	127,703
Alliant Energy Corp.	6,292	296,542
American Electric Power Co., Inc.	11,742	983,392
Avangrid, Inc.	1,433	72,152
Duke Energy Corp.	16,679	1,501,110
Edison International	8,634	534,617
El Paso Electric Co.	1,200	70,584
Entergy Corp.	4,510	431,291
Evergy, Inc.	8,109	470,727
Eversource Energy	7,665	543,832
Exelon Corp.	29,315	1,469,561
FirstEnergy Corp.	12,570	523,038
Hawaiian Electric Industries, Inc.	3,245	132,299
IDACORP, Inc.	1,546	153,889
MGE Energy, Inc.	1,340	91,080
NextEra Energy, Inc.	13,612	2,631,472
OGE Energy Corp.	5,722	246,733
PG&E Corp. *	12,422	221,112
Pinnacle West Capital Corp.	3,190	304,900
PNM Resources, Inc.	2,600	123,084
Portland General Electric Co.	2,100	108,864
PPL Corp.	19,020	603,695
Southern Co. (The)	25,224	1,303,576

	SHARES	VALUE†
Xcel Energy, Inc.	15,130	$850,457

		13,795,710

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	120,010
AMETEK, Inc.	5,356	444,387
Eaton Corp. PLC	8,482	683,310
Emerson Electric Co.	19,728	1,350,776
EnerSys	1,200	78,192
Generac Holdings, Inc. *	2,200	112,706
GrafTech International Ltd.	2,123	27,153
Hubbell, Inc.	1,588	187,352
nVent Electric PLC	3,472	93,675
Regal Beloit Corp.	967	79,168
Rockwell Automation, Inc.	5,133	900,636
Sensata Technologies Holding PLC *	5,617	252,878

		4,330,243

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,806	1,114,959
Arrow Electronics, Inc. *	2,385	183,788
Avnet, Inc.	2,380	103,221
Belden, Inc.	688	36,946
CDW Corp.	6,754	650,883
Cognex Corp.	4,589	233,397
Coherent, Inc. *	580	82,198
Corning, Inc.	16,652	551,181
Dolby Laboratories, Inc., Class A	1,582	99,619
Flex Ltd. *	17,583	175,830
FLIR Systems, Inc.	3,073	146,213
II-VI, Inc. *@	908	33,814
IPG Photonics Corp. *	990	150,262
Jabil, Inc.	5,400	143,586
Keysight Technologies, Inc. *	3,985	347,492
Littelfuse, Inc.	580	105,838
National Instruments Corp.	1,675	74,303
Novanta, Inc. *	1,061	89,898
Rogers Corp. *	300	47,664
Sanmina Corp. *	1,300	37,505
SYNNEX Corp.	1,139	108,649
TE Connectivity Ltd.	11,219	905,934
Tech Data Corp. *	763	78,139
Trimble, Inc. *	4,818	194,647
Vishay Intertechnology, Inc.	4,130	76,281
Zebra Technologies Corp., Class A *	2,214	463,899

		6,236,146

Energy Equipment & Services — 0.3%
Apergy Corp. *	2,188	89,839
Baker Hughes a GE Co.	6,648	184,282
Cactus, Inc., Class A *	1,198	42,649
Core Laboratories NV	2,191	151,026
Halliburton Co.	10,859	318,169
Helmerich & Payne, Inc.	2,251	125,065
National Oilwell Varco, Inc.	4,552	121,265
Patterson-UTI Energy, Inc.	4,300	60,286
Rowan Cos. PLC, Class A *	2,528	27,277
Schlumberger Ltd.	19,800	862,686
TechnipFMC PLC	5,163	121,434
Transocean Ltd. *@	8,229	71,675

		2,175,653

Entertainment — 1.8%
Activision Blizzard, Inc.	16,919	770,322

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Cinemark Holdings, Inc.	4,417	$176,636
Electronic Arts, Inc. *	8,776	891,905
Liberty Media Corp-Liberty Formula One, Class A *	315	10,723
Liberty Media Corp-Liberty Formula One, Class C *	1,134	39,747
Lions Gate Entertainment Corp., Class A	632	9,884
Lions Gate Entertainment Corp., Class B	3,665	55,341
Live Nation Entertainment, Inc. *	4,850	308,169
Madison Square Garden Co. (The), Class A *	447	131,029
Netflix, Inc. *	9,632	3,434,386
Take-Two Interactive Software, Inc. *	2,296	216,674
Viacom, Inc., Class A	294	9,540
Viacom, Inc., Class B	9,454	265,374
Walt Disney Co. (The)	64,900	7,205,847
World Wrestling Entertainment, Inc., Class A @	1,295	112,380
Zynga, Inc., Class A *	18,104	96,494

		13,734,451

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc. *	429	11,755
Casey’s General Stores, Inc.	1,341	172,680
Costco Wholesale Corp.	16,476	3,989,499
Kroger Co. (The)	38,913	957,260
Performance Food Group Co. *	2,733	108,336
Sprouts Farmers Market, Inc. *	2,993	64,469
Sysco Corp.	21,676	1,447,090
US Foods Holding Corp. *	5,611	195,880
Walgreens Boots Alliance, Inc.	17,494	1,106,845
Walmart, Inc.	44,102	4,301,268

		12,355,082

Food Products — 1.0%
Archer-Daniels-Midland Co.	7,738	333,740
Bunge Ltd.	2,539	134,745
Campbell Soup Co. @	8,657	330,091
Conagra Brands, Inc.	10,117	280,646
Darling Ingredients, Inc. *	5,610	121,457
Flowers Foods, Inc.	5,407	115,277
General Mills, Inc.	19,376	1,002,708
Hershey Co. (The)	6,749	774,988
Hormel Foods Corp. @	9,190	411,344
Ingredion, Inc.	2,464	233,316
J&J Snack Foods Corp.	457	72,590
J.M. Smucker Co. (The)	2,349	273,658
Kellogg Co.	11,146	639,557
Kraft Heinz Co. (The)	7,695	251,242
Lamb Weston Holdings, Inc.	4,692	351,618
Lancaster Colony Corp.	722	113,130
McCormick & Co., Inc.	3,658	551,005
Mondelez International, Inc., Class A	18,311	914,085
Pilgrim’s Pride Corp. *	1,700	37,893
Post Holdings, Inc. *	1,937	211,908
Sanderson Farms, Inc. @	839	110,614
TreeHouse Foods, Inc. *	916	59,128
Tyson Foods, Inc., Class A	8,773	609,109

		7,933,849

Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	242,915
National Fuel Gas Co.	2,513	153,192
New Jersey Resources Corp.	2,300	114,517

	SHARES	VALUE†
ONE Gas, Inc.	1,574	$140,133
South Jersey Industries, Inc. @	1,600	51,312
Southwest Gas Corp.	1,343	110,475
Spire, Inc.	1,631	134,215
UGI Corp.	5,299	293,671

		1,240,430

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	25,889	2,069,567
ABIOMED, Inc. *	957	273,310
Align Technology, Inc. *	2,300	653,959
Baxter International, Inc.	9,285	754,963
Becton Dickinson & Co.	3,584	895,032
Boston Scientific Corp. *	29,724	1,140,807
Cantel Medical Corp.	1,074	71,840
Cooper Companies, Inc. (The)	939	278,104
Danaher Corp.	6,940	916,219
Dentsply Sirona, Inc.	2,313	114,702
DexCom, Inc. *	1,183	140,895
Edwards Lifesciences Corp. *	6,374	1,219,537
Globus Medical, Inc., Class A *	1,500	74,115
Haemonetics Corp. *	1,000	87,480
Hill-Rom Holdings, Inc.	1,695	179,433
Hologic, Inc. *	9,185	444,554
ICU Medical, Inc. *	148	35,421
Idexx Laboratories, Inc. *	2,754	615,794
Insulet Corp. *@	901	85,676
Integer Holdings Corp. *	694	52,341
Integra LifeSciences Holdings Corp. *	1,168	65,081
Intuitive Surgical, Inc. *	2,428	1,385,368
LivaNova PLC *	1,115	108,434
Masimo Corp. *	1,500	207,420
Medtronic PLC	18,236	1,660,935
Merit Medical Systems, Inc. *	1,133	70,053
Neogen Corp. *	417	23,932
Novocure Ltd. *	1,006	48,459
NuVasive, Inc. *	1,369	77,746
Penumbra, Inc. *@	389	57,187
Quidel Corp. *	389	25,468
ResMed, Inc.	4,096	425,861
STERIS PLC *	1,118	143,138
Stryker Corp.	9,773	1,930,363
Teleflex, Inc.	764	230,850
Varian Medical Systems, Inc. *	2,725	386,187
West Pharmaceutical Services, Inc.	1,511	166,512
Wright Medical Group NV *	1,712	53,842
Zimmer Biomet Holdings, Inc.	2,095	267,531

		17,438,116

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *@	2,540	74,447
Amedisys, Inc. *	980	120,795
AmerisourceBergen Corp.	6,392	508,292
AMN Healthcare Services, Inc. *	2,000	94,180
Anthem, Inc.	5,574	1,599,626
BioTelemetry, Inc. *	724	45,337
Cardinal Health, Inc.	10,263	494,163
Centene Corp. *	7,278	386,462
Chemed Corp.	623	199,404
CIGNA Corp. *	11,868	1,908,612
Covetrus, Inc. *@	1,827	58,190
CVS Health Corp.	19,439	1,048,345
DaVita, Inc. *	3,579	194,304
Encompass Health Corp.	3,958	231,147
Ensign Group, Inc. (The)	879	44,996
HCA Holdings, Inc.	8,216	1,071,202

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
HealthEquity, Inc. *	1,189	$87,962
Henry Schein, Inc. *	4,568	274,582
Humana, Inc.	4,311	1,146,726
Laboratory Corp. of America Holdings *	2,158	330,131
LHC Group, Inc. *	200	22,172
McKesson Corp.	6,526	763,934
MEDNAX, Inc. *	2,300	62,491
Molina Healthcare, Inc. *	1,312	186,252
Premier, Inc., Class A *	1,155	39,836
Quest Diagnostics, Inc.	3,540	318,317
Tenet Healthcare Corp. *	382	11,017
UnitedHealth Group, Inc.	28,864	7,136,913
Universal Health Services, Inc., Class B	2,755	368,536
WellCare Health Plans, Inc. *	936	252,486

		19,080,857

Health Care Technology — 0.1%
Cerner Corp. *	9,214	527,133
HMS Holdings Corp. *	1,220	36,124
Medidata Solutions, Inc. *	618	45,262
Omnicell, Inc. *	700	56,588
Teladoc Health, Inc. *@	659	36,641
Veeva Systems, Inc., Class A *	1,900	241,034

		942,782

Hotels, Restaurants & Leisure — 2.3%
Aramark	9,125	269,644
Caesars Entertainment Corp. *	6,077	52,809
Carnival Corp.	8,022	406,876
Chipotle Mexican Grill, Inc. *	475	337,397
Choice Hotels International, Inc.	1,000	77,740
Churchill Downs, Inc.	450	40,617
Cracker Barrel Old Country Store, Inc.	1,060	171,307
Darden Restaurants, Inc.	3,965	481,629
Domino’s Pizza, Inc.	1,295	334,239
Dunkin’ Brands Group, Inc.	2,994	224,849
Eldorado Resorts, Inc. *	1,074	50,145
Extended Stay America, Inc.	4,450	79,877
Hilton Grand Vacations, Inc. *	3,233	99,738
Hilton Worldwide Holdings, Inc.	10,106	839,910
Hyatt Hotels Corp., Class A	420	30,479
International Game Technology PLC @	1,437	18,667
Las Vegas Sands Corp.	15,505	945,185
Marriott International, Inc., Class A	11,320	1,416,019
Marriott Vacations Worldwide Corp.	1,225	114,537
McDonald’s Corp.	23,524	4,467,208
MGM Resorts International	9,774	250,801
Norwegian Cruise Line Holdings Ltd. *	4,996	274,580
Penn National Gaming, Inc. *	1,552	31,195
Planet Fitness, Inc. Class A *	2,043	140,395
Red Rock Resorts, Inc., Class A	2,662	68,813
Royal Caribbean Cruises Ltd.	3,090	354,176
Six Flags Entertainment Corp.	2,452	121,006
Starbucks Corp.	56,582	4,206,306
Texas Roadhouse, Inc.	1,857	115,487
Vail Resorts, Inc.	1,332	289,444
Wendy’s Co. (The)	7,777	139,130
Wyndham Hotels & Resorts, Inc.	3,674	183,663
Wyndham Worldwide Corp.	4,574	185,201
Wynn Resorts Ltd.	2,638	314,766

	SHARES	VALUE†
Yum! Brands, Inc.	9,738	$971,950

		18,105,785

Household Durables — 0.3%
DR Horton, Inc.	7,540	312,005
Garmin Ltd.	2,389	206,290
Helen of Troy Ltd. *	818	94,855
iRobot Corp. *@	487	57,315
Leggett & Platt, Inc.	4,900	206,878
Lennar Corp., Class A	3,817	187,377
Lennar Corp., B Shares	72	2,817
Meritage Homes Corp. *	900	40,239
Mohawk Industries, Inc. *	1,266	159,706
Newell Brands, Inc. @	3,579	54,902
NVR, Inc. *	159	439,953
PulteGroup, Inc.	5,849	163,538
Tempur Sealy International, Inc. *	1,941	111,937
Toll Brothers, Inc.	2,101	76,056
Whirlpool Corp.	2,346	311,760

		2,425,628

Household Products — 1.6%
Church & Dwight Co., Inc.	7,943	565,780
Clorox Co. (The)	5,655	907,401
Colgate-Palmolive Co.	24,981	1,712,198
Energizer Holdings, Inc.	2,587	116,234
Kimberly-Clark Corp.	11,336	1,404,530
Procter & Gamble Co. (The)	77,190	8,031,619
Spectrum Brands Holdings, Inc. @	1,392	76,254
WD-40 Co.	286	48,460

		12,862,476

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	422,114
Clearway Energy, Inc., Class A	475	6,906
Clearway Energy, Inc., Class C	2,875	43,441
NRG Energy, Inc.	11,937	507,084
Ormat Technologies, Inc.	741	40,866
Vistra Energy Corp.	4,752	123,695

		1,144,106

Industrial Conglomerates — 1.5%
3M Co.	26,230	5,450,069
Carlisle Cos., Inc.	1,544	189,325
General Electric Co.	72,115	720,429
Honeywell International, Inc.	28,340	4,503,793
Roper Technologies, Inc.	1,844	630,593

		11,494,209

Insurance — 1.8%
Aflac, Inc.	16,518	825,900
Alleghany Corp. *	225	137,790
Allstate Corp. (The)	6,411	603,788
American Equity Investment Life Holding Co.	2,360	63,767
American Financial Group, Inc.	1,190	114,490
American International Group, Inc.	8,541	367,776
American National Insurance Co.	117	14,136
Aon PLC	7,576	1,293,223
Arch Capital Group Ltd. *	3,648	117,903
Arthur J. Gallagher & Co.	3,802	296,936
Assurant, Inc.	1,143	108,482
Assured Guaranty Ltd.	2,536	112,675
Athene Holding Ltd., Class A *	2,509	102,367
Axis Capital Holdings Ltd.	1,600	87,648

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Brighthouse Financial, Inc. *	1,815	$65,866
Brown & Brown, Inc.	5,611	165,581
Chubb Ltd.	5,166	723,653
Cincinnati Financial Corp.	1,256	107,890
CNO Financial Group, Inc.	5,300	85,754
Enstar Group Ltd. *	300	52,200
Erie Indemnity Co., Class A	830	148,172
Everest Re Group Ltd.	556	120,074
Fidelity National Financial, Inc.	3,562	130,191
First American Financial Corp.	2,790	143,685
Genworth Financial, Inc., Class A *	12,668	48,518
Hanover Insurance Group, Inc. (The)	1,146	130,839
Hartford Financial Services Group, Inc.	8,847	439,873
Kemper Corp.	1,200	91,368
Lincoln National Corp.	2,007	117,811
Loews Corp.	3,240	155,293
Markel Corp. *	100	99,624
Marsh & McLennan Cos., Inc.	19,043	1,788,138
MBIA, Inc. *	3,900	37,128
Mercury General Corp.	800	40,056
MetLife, Inc.	10,921	464,907
National General Holdings Corp.	1,173	27,835
Old Republic International Corp.	4,650	97,278
Primerica, Inc.	1,400	171,010
Principal Financial Group, Inc.	6,204	311,379
Progressive Corp. (The)	14,182	1,022,380
Prudential Financial, Inc.	5,458	501,481
Reinsurance Group of America, Inc.	777	110,319
RenaissanceRe Holdings Ltd.	883	126,711
RLI Corp.	1,000	71,750
Selective Insurance Group, Inc.	1,695	107,260
Torchmark Corp.	1,112	91,128
Travelers Companies, Inc. (The)	8,405	1,152,830
Unum Group	2,795	94,555
White Mountains Insurance Group Ltd.	84	77,740
Willis Towers Watson PLC	1,133	199,011
WR Berkley Corp.	2,350	199,092

		13,765,261

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A *	5,977	7,034,272
Alphabet, Inc., Class C *	6,240	7,321,454
Cargurus, Inc. *	251	10,055
Facebook, Inc., Class A *	71,920	11,988,345
IAC/InterActiveCorp *	1,298	272,723
Match Group, Inc.	1,404	79,480
Snap, Inc., Class A *	3,870	42,647
TripAdvisor, Inc. *	2,215	113,962
Twitter, Inc. *	8,301	272,937
Yelp, Inc. *	1,443	49,784
Zillow Group, Inc., Class A *	436	14,911
Zillow Group, Inc., Class C *@	1,985	68,959

		27,269,529

Internet & Catalog Retail — 4.4%
Amazon.com, Inc. *	16,694	29,727,840
Booking Holdings, Inc. *	1,550	2,704,610
eBay, Inc.	29,427	1,092,919
Etsy, Inc. *	1,722	115,753
Expedia Group, Inc.	2,480	295,120
GrubHub, Inc. *@	1,212	84,198
Liberty Expedia Holdings, Inc., Class A *	1,430	61,204
Qurate Retail, Inc. *	13,550	216,529

	SHARES	VALUE†
Wayfair, Inc., Class A *@	1,168	$173,390

		34,471,563

IT Services — 6.3%
Accenture PLC, Class A	24,044	4,232,225
Akamai Technologies, Inc. *	3,829	274,577
Alliance Data Systems Corp.	2,466	431,501
Amdocs Ltd.	2,698	145,989
Automatic Data Processing, Inc.	19,781	3,159,817
Black Knight, Inc. *	3,517	191,676
Booz Allen Hamilton Holding Corp.	6,462	375,701
Broadridge Financial Solutions, Inc.	5,758	597,047
CACI International, Inc., Class A *	756	137,607
Cognizant Technology Solutions Corp., Class A	17,266	1,250,922
Conduent, Inc. *	4,206	58,169
CoreLogic, Inc. *	2,907	108,315
DXC Technology Co.	6,204	398,979
EPAM Systems, Inc. *	1,205	203,802
Euronet Worldwide, Inc. *	1,435	204,617
ExlService Holdings, Inc. *	600	36,012
Fidelity National Information Services, Inc.	6,600	746,460
First Data Corp., Class A *	10,114	265,695
Fiserv, Inc. *@	18,800	1,659,664
FleetCor Technologies, Inc. *	2,630	648,532
Gartner, Inc., Class A *	2,233	338,701
Genpact Ltd.	4,492	158,028
Global Payments, Inc.	3,138	428,400
GoDaddy, Inc., Class A *	4,882	367,077
International Business Machines Corp.	40,357	5,694,373
Jack Henry & Associates, Inc.	3,100	430,094
Leidos Holdings, Inc.	2,174	139,332
Liveramp Hldgs, Inc. *	2,091	114,106
MasterCard, Inc., Class A	41,347	9,735,151
MAXIMUS, Inc.	2,204	156,440
MongoDB, Inc. *@	284	41,754
Okta, Inc. *	1,243	102,833
Paychex, Inc.	13,296	1,066,339
PayPal Holdings, Inc. *	24,305	2,523,831
Perspecta, Inc.	3,641	73,621
Sabre Corp.	8,718	186,478
Science Applications International Corp.	1,571	120,888
Square, Inc., Class A *	3,167	237,272
Total System Services, Inc.	5,935	563,884
Twilio, Inc., Class A *	609	78,670
VeriSign, Inc. *	2,830	513,815
Visa, Inc., Class A	65,686	10,259,496
Western Union Co. (The) @	14,812	273,578
WEX, Inc. *	1,026	196,982
Worldpay, Inc., Class A *	3,720	422,220

		49,350,670

Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	139,213
Hasbro, Inc.	4,346	369,497
Mattel, Inc. *@	6,202	80,626
Polaris Industries, Inc.	2,893	244,256

		833,592

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	6,058	486,942
Bio-Rad Laboratories, Inc., Class A *	548	167,513
Bio-Techne Corp.	800	158,840
Bruker Corp.	3,952	151,915
Charles River Laboratories International, Inc. *	1,850	268,712
Illumina, Inc. *	3,086	958,789

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
IQVIA Holdings, Inc. *	3,002	$431,838
Mettler-Toledo International, Inc. *	1,116	806,868
PerkinElmer, Inc.	1,576	151,863
PRA Health Sciences, Inc. *	1,513	166,869
Syneos Health, Inc. *	927	47,982
Thermo Fisher Scientific, Inc.	8,195	2,243,135
Waters Corp. *	2,267	570,627

		6,611,893

Machinery — 2.1%
AGCO Corp.	1,297	90,206
Albany International Corp., Class A	577	41,307
Allison Transmission Holdings, Inc.	6,306	283,266
Barnes Group, Inc.	1,200	61,692
Caterpillar, Inc.	22,217	3,010,181
Colfax Corp. *	1,602	47,547
Crane Co.	1,115	94,351
Cummins, Inc.	4,895	772,774
Deere & Co.	11,959	1,911,527
Donaldson Co., Inc.	5,304	265,518
Dover Corp.	4,377	410,563
Flowserve Corp.	2,584	116,642
Fortive Corp.	6,840	573,808
Gardner Denver Holdings, Inc. *	600	16,686
Graco, Inc.	8,169	404,529
Hillenbrand, Inc.	1,890	78,492
IDEX Corp.	2,054	311,674
Illinois Tool Works, Inc.	13,865	1,990,043
Ingersoll-Rand PLC	7,939	857,015
ITT, Inc.	2,957	171,506
John Bean Technologies Corp.	1,192	109,533
Kennametal, Inc.	2,100	77,175
Lincoln Electric Holdings, Inc.	1,791	150,211
Middleby Corp. *	1,500	195,045
Navistar International Corp. *	302	9,755
Nordson Corp.	2,147	284,520
Oshkosh Corp.	2,000	150,260
PACCAR, Inc.	11,883	809,708
Parker-Hannifin Corp.	4,040	693,345
Pentair PLC	3,472	154,539
Proto Labs, Inc. *	473	49,731
RBC Bearings, Inc. *	421	53,539
Rexnord Corp. *	3,100	77,934
Snap-On, Inc.	1,800	281,736
Stanley Black & Decker, Inc.	2,738	372,833
Terex Corp.	1,786	57,384
Timken Co., (The)	1,644	71,711
Toro Co. (The)	4,654	320,381
Trinity Industries, Inc.	2,646	57,498
WABCO Holdings, Inc. *	2,200	290,026
Wabtec Corp. @	2,029	149,578
Watts Water Technologies, Inc., Class A	400	32,328
Woodward, Inc.	1,254	118,992
Xylem, Inc.	4,353	344,061

		16,421,150

Marine — 0.0%
Kirby Corp. *	1,394	104,703

Media — 1.5%
Altice USA, Inc., Class A @	5,718	122,823
AMC Networks, Inc., Class A *@	2,046	116,131

	SHARES	VALUE†
Cable One, Inc.	211	$207,071
CBS Corp., Class A	1,116	53,133
CBS Corp., Class B	15,429	733,340
Charter Communications, Inc., Class A *	4,850	1,682,513
Comcast Corp., Class A	138,122	5,522,118
Discovery, Inc., Class A *	4,311	116,483
Discovery, Inc., Class C *	6,303	160,222
DISH Network Corp., Class A *	6,700	212,323
Fox Corp. Class A *	13,915	510,820
Fox Corp. Class B *	5,791	207,781
GCI Liberty, Inc., Class A *	1,244	69,179
Gray Television, Inc. *	2,215	47,312
Interpublic Group of Cos., Inc. (The)	14,910	313,259
John Wiley & Sons, Inc., Class A	1,300	57,486
Liberty Broadband Corp., Class A *	315	28,867
Liberty Broadband Corp., Class C *	1,507	138,252
Liberty Latin America Ltd. *	3,298	64,146
Liberty SiriusXM Group, Class A *	1,263	48,221
Liberty SiriusXM Group, Class C *	1,841	70,400
Meredith Corp. @	900	49,734
New York Times Co. (The), Class A @	1,201	39,453
News Corp., Class A	8,648	107,581
News Corp., Class B	1,525	19,047
Nexstar Media Group, Inc., Class A	900	97,533
Omnicom Group, Inc.	10,945	798,876
Sinclair Broadcast Group, Inc., Class A	2,200	84,656
Sirius XM Holdings, Inc. @	48,887	277,189
TEGNA, Inc.	6,935	97,784
Tribune Media Co., Class A	685	31,606

		12,085,339

Metals & Mining — 0.3%
Alcoa Corp. *	6,138	172,846
Allegheny Technologies, Inc. *	3,100	79,267
Carpenter Technology Corp.	800	36,680
Cleveland-Cliffs, Inc. @	11,473	114,615
Freeport-McMoRan, Inc.	51,945	669,571
Newmont Mining Corp.	4,847	173,377
Nucor Corp.	7,801	455,188
Reliance Steel & Aluminum Co.	1,803	162,739
Royal Gold, Inc.	1,115	101,387
Southern Copper Corp.	2,789	110,668
Steel Dynamics, Inc.	8,092	285,405
United States Steel Corp.	4,320	84,197

		2,445,940

Multi-Utilities — 0.9%
Ameren Corp.	6,985	513,747
Avista Corp.	1,575	63,976
Black Hills Corp.	1,500	111,105
Centerpoint Energy, Inc.	11,464	351,945
CMS Energy Corp.	9,645	535,683
Consolidated Edison, Inc.	7,627	646,846
Dominion Resources, Inc.	20,924	1,604,034
DTE Energy Co.	4,720	588,773
MDU Resources Group, Inc.	5,125	132,379
NiSource, Inc.	9,353	268,057
NorthWestern Corp.	1,200	84,492
Public Service Enterprise Group, Inc.	12,088	718,148
Sempra Energy	5,538	697,012
WEC Energy Group, Inc.	7,624	602,906

		6,919,103

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.6%
Dollar General Corp.	8,481	$1,011,783
Dollar Tree, Inc. *	8,281	869,836
Kohl’s Corp.	7,588	521,827
Macy’s, Inc.	13,498	324,357
Nordstrom, Inc.	5,825	258,514
Ollie’s Bargain Outlet Holdings, Inc. *	1,239	105,724
Target Corp.	18,804	1,509,209

		4,601,250

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	15,443	702,348
Antero Resources Corp. *	3,888	34,331
Apache Corp.	12,235	424,065
Cabot Oil & Gas Corp.	8,672	226,339
Centennial Resource Development, Inc., Class A *@	2,672	23,487
Cheniere Energy, Inc. *	6,986	477,563
Chesapeake Energy Corp. *@	29,883	92,637
Chevron Corp.	30,119	3,710,058
Cimarex Energy Co.	3,358	234,724
CNX Resources Corp. *	6,400	68,928
Concho Resources, Inc.	3,740	414,990
ConocoPhillips	31,100	2,075,614
Continental Resources, Inc. *	3,516	157,411
CVR Energy, Inc.	600	24,720
Delek US Holdings, Inc.	3,459	125,977
Devon Energy Corp.	7,592	239,604
Diamondback Energy, Inc.	3,276	332,612
EOG Resources, Inc.	18,442	1,755,310
EQT Corp.	5,981	124,046
Equitrans Midstream Corp. *	4,784	104,196
Exxon Mobil Corp.	90,407	7,304,886
Hess Corp.	3,951	237,969
HollyFrontier Corp.	4,361	214,866
Kinder Morgan, Inc.	38,902	778,429
Marathon Oil Corp.	16,317	272,657
Marathon Petroleum Corp.	16,787	1,004,702
Murphy Oil Corp.	5,249	153,796
Noble Energy, Inc.	10,855	268,444
Occidental Petroleum Corp.	24,441	1,617,994
ONEOK, Inc.	7,567	528,479
Parsley Energy, Inc., Class A *	3,133	60,467
PBF Energy, Inc., Class A	3,569	111,139
PDC Energy, Inc. *	1,690	68,749
Peabody Energy Corp.	3,822	108,277
Phillips 66	7,609	724,149
Pioneer Natural Resources Co.	3,865	588,562
Range Resources Corp. @	6,847	76,960
Southwestern Energy Co. *@	10,263	48,133
Targa Resources Corp.	3,111	129,262
Valero Energy Corp.	10,431	884,862
Whiting Petroleum Corp. *@	2,511	65,638
Williams Cos., Inc. (The)	17,691	508,086
WPX Energy, Inc. *	8,368	109,704

		27,215,170

Paper & Forest Products — 0.0%
Domtar Corp.	2,000	99,300
Louisiana-Pacific Corp.	3,743	91,254

		190,554

Personal Products — 0.2%
Edgewell Personal Care Co. *	1,061	46,567

	SHARES	VALUE†
Estee Lauder Companies, Inc. (The), Class A	8,734	$1,445,914
Herbalife Nutriation Ltd. *	5,138	272,262
Nu Skin Enterprises, Inc., Class A	1,688	80,788

		1,845,531

Pharmaceuticals — 4.5%
Allergan PLC	4,473	654,892
Bristol-Myers Squibb Co.	45,196	2,156,301
Catalent, Inc. *	5,834	236,802
Elanco Animal Health, Inc. *	17,845	572,289
Eli Lilly & Co.	25,464	3,304,209
Horizon Pharma PLC *	1,910	50,481
Jazz Pharmaceuticals PLC *	1,375	196,556
Johnson & Johnson	85,287	11,922,270
Merck & Co., Inc.	77,164	6,417,730
Mylan NV *	9,849	279,121
Nektar Therapeutics *	1,398	46,973
Perrigo Co. PLC	1,942	93,527
Pfizer, Inc.	163,079	6,925,965
Taro Pharmaceutical Industries Ltd.	475	51,343
Zoetis, Inc.	22,005	2,215,243

		35,123,702

Professional Services — 0.4%
Asgn, Inc. *	1,277	81,077
CoStar Group, Inc. *	438	204,292
Equifax, Inc.	3,810	451,485
Exponent, Inc.	2,058	118,788
FTI Consulting, Inc. *	662	50,855
Insperity, Inc.	1,714	211,953
Korn FerryKorn Ferry	800	35,824
Manpowergroup, Inc.	2,190	181,091
Nielsen Holdings PLC	8,630	204,272
Robert Half International, Inc.	5,675	369,783
TransUnion	4,425	295,767
TriNet Group, Inc. *	1,165	69,597
Verisk Analytics, Inc., Class A	6,676	887,908

		3,162,692

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,806	45,945
CBRE Group, Inc., Class A *	9,107	450,341
Howard Hughes Corp. (The) *	803	88,330
Jones Lang LaSalle, Inc.	1,173	180,853
Kennedy-Wilson Holdings, Inc.	1,369	29,283

		794,752

Road & Rail — 1.3%
AMERCO	336	124,827
Avis Budget Group, Inc. *@	1,419	49,466
CSX Corp.	26,289	1,966,943
Genesee & Wyoming, Inc., Class A *	1,301	113,369
JB Hunt Transport Services, Inc.	4,393	444,967
Kansas City Southern	2,591	300,504
Knight-Swift Transportation Holdings, Inc.	2,249	73,497
Landstar System, Inc.	1,847	202,043
Norfolk Southern Corp.	8,544	1,596,788
Old Dominion Freight Line, Inc.	2,371	342,349
Ryder System, Inc.	2,122	131,543
Schneider National, Inc., Class B	1,175	24,734
Union Pacific Corp.	27,687	4,629,267
Werner Enterprises, Inc.	1,200	40,980

		10,041,277

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. *@	27,528	702,515
Analog Devices, Inc.	7,063	743,522

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Applied Materials, Inc.	40,297	$1,598,179
Broadcom, Inc.	9,221	2,772,847
Brooks Automation, Inc.	1,100	32,263
Cabot Microelectronics Corp.	836	93,599
Cirrus Logic, Inc. *	1,900	79,933
Cree, Inc. *@	3,245	185,679
Cypress Semiconductor Corp.	9,792	146,097
Entegris, Inc. @	4,137	147,649
First Solar, Inc. *	1,402	74,082
Integrated Device Technology, Inc. *	3,400	166,566
Intel Corp.	167,253	8,981,486
Kla-Tencor Corp.	6,527	779,389
Lam Research Corp.	6,001	1,074,239
Marvell Technology Group Ltd.	6,428	127,853
Maxim Integrated Products, Inc.	10,140	539,144
Microchip Technology, Inc. @	6,823	566,036
Micron Technology, Inc. *	42,958	1,775,454
MKS Instruments, Inc.	1,696	157,813
Monolithic Power Systems, Inc.	706	95,656
NVIDIA Corp.	21,805	3,915,306
ON Semiconductor Corp. *	14,830	305,053
Qorvo, Inc. *	1,562	112,042
QUALCOMM, Inc.	25,251	1,440,064
Semtech Corp. *	600	30,546
Silicon Laboratories, Inc. *	600	48,516
Skyworks Solutions, Inc.	7,317	603,506
Teradyne, Inc.	6,144	244,777
Texas Instruments, Inc.	43,303	4,593,149
Universal Display Corp.	786	120,140
Versum Materials, Inc.	3,951	198,775
Xilinx, Inc.	7,467	946,741

		33,398,616

Software — 6.8%
ACI Worldwide, Inc. *	2,645	86,941
Adobe, Inc. *	14,476	3,857,709
Alarm.com Holdings, Inc. *	373	24,208
Alteryx, Inc., Class A *@	675	56,612
ANSYS, Inc. *	1,811	330,888
Aspen Technology, Inc. *	2,399	250,120
Atlassian Corp. PLC, Class A *	854	95,981
Autodesk, Inc. *	5,545	864,022
Blackbaud, Inc.	1,688	134,584
Cadence Design Systems, Inc. *	10,300	654,153
CDK Global, Inc.	3,619	212,870
Citrix Systems, Inc.	5,699	567,962
Commvault Systems, Inc. *	809	52,375
Coupa Software, Inc. *	835	75,968
Ellie Mae, Inc. *	328	32,370
Envestnet, Inc. *	1,085	70,948
Fair Isaac Corp. *	1,150	312,374
Fortinet, Inc. *	2,910	244,353
Guidewire Software, Inc. *	801	77,825
HubSpot, Inc. *	757	125,821
Intuit, Inc.	11,110	2,904,265
j2 Global, Inc.	1,413	122,366
LogMeIn, Inc.	1,043	83,544
Manhattan Associates, Inc. *	3,523	194,152
Microsoft Corp.	269,782	31,818,089
New Relic, Inc. *	369	36,420

	SHARES	VALUE†
Nuance Communications, Inc. *	4,400	$74,492
Nutanix, Inc., Class A *	954	36,004
Oracle Corp.	76,275	4,096,730
Palo Alto Networks, Inc. *	795	193,090
Paycom Software, Inc. *	2,140	404,738
Paylocity Holding Corp. *	300	26,757
Pegasystems, Inc.	255	16,575
Proofpoint, Inc. *	470	57,072
PTC, Inc. *	1,937	178,553
Qualys, Inc. *	503	41,618
RealPage, Inc. *	1,381	83,813
Red Hat, Inc. *	5,521	1,008,687
RingCentral, Inc., Class A *	628	67,698
Salesforce.com, Inc. *	6,960	1,102,255
ServiceNow, Inc. *	2,128	524,531
Splunk, Inc. *	1,731	215,683
SS&C Technologies Holdings, Inc.	3,681	234,443
Symantec Corp.	6,790	156,102
Synopsys, Inc. *	2,448	281,887
Tableau Software, Inc., Class A *	700	89,096
Teradata Corp. *	3,627	158,319
TiVo Corp.	1,378	12,843
Trade Desk Inc/The, Class A *@	483	95,610
Tyler Technologies, Inc. *	749	153,096
Ultimate Software Group, Inc. *	338	111,584
Verint Systems, Inc. *	1,038	62,135
VMware, Inc., Class A	1,425	257,227
Workday, Inc., Class A *	1,324	255,333
Zendesk, Inc. *	1,651	140,335

		53,423,226

Specialty Retail — 3.4%
Aaron’s, Inc.	2,250	118,350
Advance Auto Parts, Inc.	1,480	252,384
American Eagle Outfitters, Inc.	7,250	160,733
AutoNation, Inc. *	2,137	76,334
AutoZone, Inc. *	902	923,756
Bed Bath & Beyond, Inc. @	2,526	42,917
Best Buy Co., Inc.	10,525	747,906
Burlington Stores, Inc. *	2,632	412,382
Carmax, Inc. *@	6,646	463,891
Dick’s Sporting Goods, Inc. @	3,200	117,792
Five Below, Inc. *	2,400	298,200
Floor & Decor Holdings, Inc., Class A *@	811	33,429
Foot Locker, Inc.	4,509	273,245
Gap, Inc. (The)	11,172	292,483
Home Depot, Inc. (The)	50,589	9,707,523
L Brands, Inc.	6,819	188,068
Lowe’s Cos., Inc.	36,471	3,992,480
Monro, Inc. @	913	78,993
Murphy USA, Inc. *	1,648	141,102
O’Reilly Automotive, Inc. *	3,853	1,496,120
Penske Auto Group, Inc. @	1,318	58,849
RH *@	585	60,226
Ross Stores, Inc.	16,966	1,579,535
Tiffany & Co.	3,557	375,441
TJX Cos., Inc.	55,966	2,977,951
Tractor Supply Co.	5,837	570,625
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	732,333
Urban Outfitters, Inc. *	3,400	100,776
Williams-Sonoma, Inc. @	3,040	171,061

		26,444,885

See notes to portfolios of investments

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	6,273	$286,990
Carter’s, Inc.	2,255	227,282
Columbia Sportswear Co.	858	89,386
Deckers Outdoor Corp. *	977	143,609
Hanesbrands, Inc. @	17,125	306,195
Lululemon Athletica, Inc. *	3,400	557,158
NIKE, Inc., Class B	47,852	4,029,617
PVH Corp.	1,316	160,486
Ralph Lauren Corp.	1,100	142,648
Skechers U.S.A., Inc., Class A *	3,300	110,913
Steven Madden Ltd.	2,346	79,389
Tapestry, Inc.	7,810	253,747
Under Armour, Inc., Class A *@	2,760	58,346
Under Armour, Inc., Class C *	5,438	102,615
VF Corp.	11,674	1,014,587
Wolverine World Wide, Inc.	2,452	87,610

		7,650,578

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. *	2,110	91,679
LendingTree, Inc. *@	202	71,015
New York Community Bancorp, Inc. @	9,133	105,669
TFS Financial Corp.	1,093	18,002
Washington Federal, Inc.	1,476	42,642

		329,007

Tobacco — 1.1%
Altria Group, Inc.	84,691	4,863,804
Philip Morris International, Inc.	46,340	4,095,993

		8,959,797

Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	118,095
Applied Industrial Technologies, Inc.	1,164	69,223
Beacon Roofing Supply, Inc. *	1,759	56,570
Fastenal Co.	11,794	758,472
GATX Corp.	1,100	84,007
HD Supply Holdings, Inc. *	5,845	253,381
MSC Industrial Direct Co., Class A	1,509	124,809
Triton International Ltd.	773	24,040
United Rentals, Inc. *	4,075	465,569
Univar, Inc. *	2,106	46,669
Watsco, Inc.	1,100	157,531
WESCO International, Inc. *	1,300	68,913
WW Grainger, Inc.	2,276	684,917

		2,912,196

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	52,968

Water Utilities — 0.1%
American States Water Co.	1,331	94,900
American Water Works Co., Inc.	4,798	500,239
Aqua America, Inc.	4,781	174,220
California Water Service Group	1,075	58,351

		827,710

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	700	31,052
Sprint Corp. *	15,015	84,835
T-Mobile US, Inc. *	11,985	828,164
Telephone & Data Systems, Inc.	2,613	80,297
United States Cellular Corp. *	400	18,364

		1,042,712

TOTAL COMMON STOCKS (Identified Cost $317,369,129)		752,597,458

	SHARES	VALUE†
MUTUAL FUNDS — 3.7%
Other — 3.7%
DFA U.S. Micro Cap Portfolio	1,408,897	$29,023,268

TOTAL MUTUAL FUNDS (Identified Cost $18,004,312)		29,023,268

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.390%	2,110,370	2,110,370

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.430%	604,895	604,895

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,715,265)		2,715,265

Total Investments — 100.0% (Identified Cost $338,088,706)		784,335,991
Liabilities, Less Cash and Other Assets — 0.0%		(331,301)

Net Assets — 100.0%		$784,004,690

†	See Notes to Portfolios of Investments
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $10,840,964.

See notes to portfolios of investments

Portfolio Sectors as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	23.5%
Consumer Discretionary	13.0%
Financials	12.8%
Health Care	12.7%
Industrials	11.4%
Communication Services	9.2%
Consumer Staples	7.9%
Energy	3.8%
Utilities	3.1%
Materials	2.6%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
Arconic, Inc.	27,929	$533,723
L3 Technologies, Inc.	9,113	1,880,650
Textron, Inc.	43,757	2,216,729
United Technologies Corp.	29,139	3,755,726

		8,386,828

Air Freight & Logistics — 0.8%
FedEx Corp.	19,292	3,499,762
XPO Logistics, Inc. *@	15,841	851,295

		4,351,057

Airlines — 1.5%
Alaska Air Group, Inc.	7,536	422,920
Delta Air Lines, Inc.	65,959	3,406,782
JetBlue Airways Corp. *	53,475	874,851
Southwest Airlines Co.	25,916	1,345,300
United Continental Holdings, Inc. *	34,619	2,761,904

		8,811,757

Auto Components — 0.7%
Autoliv, Inc.	11,805	868,022
BorgWarner, Inc.	24,241	931,097
Gentex Corp.	25,695	531,372
Goodyear Tire & Rubber Co. (The)	27,553	500,087
Lear Corp.	6,743	915,092
Veoneer, Inc. *	5,087	116,340

		3,862,010

Automobiles — 1.4%
Ford Motor Co.	260,489	2,287,093
General Motors Co.	147,663	5,478,297
Harley-Davidson, Inc. @	1,792	63,903

		7,829,293

Beverages — 0.3%
Constellation Brands, Inc., Class A	3,287	576,310
Molson Coors Brewing Co., Class B	18,590	1,108,893

		1,685,203

Biotechnology — 0.1%
United Therapeutics Corp. *	3,786	444,363

Building Products — 0.5%
Johnson Controls International PLC	44,717	1,651,846
Owens Corning	19,528	920,160
USG Corp.	6,301	272,833

		2,844,839

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	82,786	4,174,898
Goldman Sachs Group, Inc. (The)	29,210	5,608,028
Invesco Ltd.	13,425	259,237
Janus Henderson Group PLC	710	17,736
Morgan Stanley	114,092	4,814,682
State Street Corp.	6,744	443,823

		15,318,404

Chemicals — 1.8%
Air Products & Chemicals, Inc.	7,452	1,423,034
Albemarle Corp. @	9,985	818,570
Ashland Global Holdings, Inc.	6,893	538,550
CF Industries Holdings, Inc.	25,378	1,037,453
DowDuPont, Inc.	55,539	2,960,784
Eastman Chemical Co.	23,262	1,765,121
FMC Corp.	1,536	117,996
Huntsman Corp.	13,051	293,517
Linde PLC	1,615	284,127
Livent Corp. *	1,436	17,634

	SHARES	VALUE†
LyondellBasell Industries NV, Class A	5,553	$466,896
Valvoline, Inc.	20,825	386,512
Westlake Chemical Corp.	7,168	486,420

		10,596,614

Commercial Banks — 11.6%
Bank of America Corp.	400,225	11,042,208
BB&T Corp.	38,546	1,793,545
CIT Group, Inc.	9,004	431,922
Citigroup, Inc.	147,662	9,187,530
Citizens Financial Group, Inc.	18,613	604,923
Fifth Third Bancorp	86,881	2,191,139
Huntington Bancshares, Inc.	122,871	1,558,004
JPMorgan Chase & Co.	153,220	15,510,461
KeyCorp	66,158	1,041,988
M&T Bank Corp.	3,071	482,208
PacWest Bancorp	5,207	195,835
People’s United Financial, Inc.	5,834	95,911
PNC Financial Services Group, Inc. (The)	21,328	2,616,092
Regions Financial Corp.	155,307	2,197,594
SunTrust Banks, Inc.	30,728	1,820,634
Wells Fargo & Co.	316,262	15,281,780
Zions Bancorp	23,470	1,065,773

		67,117,547

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	3,256,515

Communications Equipment — 1.2%
ARRIS International PLC *	15,215	480,946
Cisco Systems, Inc.	87,597	4,729,362
Juniper Networks, Inc.	55,290	1,463,527

		6,673,835

Computers & Peripherals — 1.6%
Dell Technologies, Inc., Class C *	10,856	637,139
Hewlett Packard Enterprise Co.	168,468	2,599,461
HP, Inc.	184,096	3,576,985
Western Digital Corp.	29,659	1,425,412
Xerox Corp.	34,600	1,106,508

		9,345,505

Construction & Engineering — 0.4%
AECOM *	11,462	340,078
Arcosa, Inc.	447	13,656
Fluor Corp.	17,248	634,726
Jacobs Engineering Group, Inc.	8,552	643,025
Quanta Services, Inc.	13,887	524,095

		2,155,580

Construction Materials — 0.4%
Martin Marietta Materials, Inc.	4,728	951,179
Vulcan Materials Co.	11,511	1,362,902

		2,314,081

Consumer Finance — 1.2%
Ally Financial, Inc.	66,748	1,834,903
Capital One Financial Corp.	47,279	3,862,221
Santander Consumer USA Holdings, Inc.	13,899	293,686
Synchrony Financial	22,199	708,148

		6,698,958

Containers & Packaging — 0.6%
Ball Corp.	8,846	511,830
International Paper Co.	34,560	1,599,091
Packaging Corp. of America	2,898	288,003
Sonoco Products Co.	611	37,595
WestRock Co.	24,453	937,772

		3,374,291

See notes to portfolios of investments

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors — 0.2%
LKQ Corp. *	47,648	$1,352,250

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B *	58,309	11,713,695
Jefferies Financial Group, Inc.	6,993	131,399
Voya Financial, Inc.	7,020	350,719

		12,195,813

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	728,637	22,850,056
CenturyLink, Inc.	134,795	1,616,192

		24,466,248

Electrical Equipment — 0.7%
Eaton Corp. PLC	40,532	3,265,258
nVent Electric PLC	21,089	568,981
Sensata Technologies Holding PLC *	8,005	360,385

		4,194,624

Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc. *	17,315	1,334,294
Avnet, Inc.	10,213	442,938
Corning, Inc.	75,228	2,490,047
Flex Ltd. *	31,420	314,200
Jabil, Inc.	496	13,188
TE Connectivity Ltd.	18,004	1,453,823

		6,048,490

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	20,187	559,584
Helmerich & Payne, Inc.	9,938	552,155
National Oilwell Varco, Inc.	29,834	794,778
Schlumberger Ltd.	37,399	1,629,474
TechnipFMC PLC	34,156	803,349

		4,339,340

Entertainment — 0.2%
Liberty Braves Group, Class A *	1	28
Liberty Media Corp-Liberty Formula One, Class A *	1,097	37,342
Liberty Media Corp-Liberty Formula One, Class C *	2,194	76,900
Madison Square Garden Co. (The), Class A *	443	129,856
Viacom, Inc., Class B	32,985	925,889
Walt Disney Co. (The)	1,496	166,101

		1,336,116

Food & Staples Retailing — 2.7%
Kroger Co. (The)	38,075	936,645
US Foods Holding Corp. *	20,840	727,524
Walgreens Boots Alliance, Inc.	63,418	4,012,457
Walmart, Inc.	104,402	10,182,327

		15,858,953

Food Products — 2.1%
Archer-Daniels-Midland Co.	27,404	1,181,935
Bunge Ltd.	12,845	681,684
Conagra Brands, Inc.	6,443	178,729
Ingredion, Inc.	3,073	290,982
J.M. Smucker Co. (The)	18,460	2,150,590
Kraft Heinz Co. (The)	3,992	130,339
Mondelez International, Inc., Class A	74,783	3,733,167
Post Holdings, Inc. *	7,076	774,114

	SHARES	VALUE†
Seaboard Corp.	43	$184,242
Tyson Foods, Inc., Class A	41,844	2,905,229

		12,211,011

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	75,975	6,073,442
Becton Dickinson & Co.	88	21,976
Danaher Corp.	37,915	5,005,538
Medtronic PLC	89,026	8,108,488
STERIS PLC *	3,637	465,645
Zimmer Biomet Holdings, Inc.	6,835	872,830

		20,547,919

Health Care Providers & Services — 6.0%
Anthem, Inc.	28,740	8,247,805
Cardinal Health, Inc.	25,238	1,215,210
Centene Corp. *	40,164	2,132,708
CIGNA Corp. *	31,781	5,111,021
CVS Health Corp.	119,137	6,425,059
DaVita, Inc. *	30,386	1,649,656
Humana, Inc.	10,141	2,697,506
Laboratory Corp. of America Holdings *	16,237	2,483,936
McKesson Corp.	12,123	1,419,118
Quest Diagnostics, Inc.	19,764	1,777,179
Universal Health Services, Inc., Class B	10,322	1,380,774

		34,539,972

Hotels, Restaurants & Leisure — 1.5%
Aramark	8,415	248,663
Carnival Corp.	27,865	1,413,313
Hyatt Hotels Corp., Class A	3,874	281,136
MGM Resorts International	67,948	1,743,546
Norwegian Cruise Line Holdings Ltd. *	34,226	1,881,061
Royal Caribbean Cruises Ltd.	26,539	3,041,900

		8,609,619

Household Durables — 1.6%
DR Horton, Inc.	65,701	2,718,707
Garmin Ltd.	12,982	1,120,996
Lennar Corp., Class A	25,582	1,255,820
Lennar Corp.,B Shares	573	22,416
Mohawk Industries, Inc. *	5,383	679,066
Newell Brands, Inc. @	19,061	292,396
PulteGroup, Inc.	50,018	1,398,503
Toll Brothers, Inc.	4,225	152,945
Whirlpool Corp.	12,182	1,618,866

		9,259,715

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	22,148	940,847
Vistra Energy Corp.	10,141	263,970

		1,204,817

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	6,915	847,917
General Electric Co.	160,251	1,600,908

		2,448,825

Insurance — 4.6%
Aflac, Inc.	50,929	2,546,450
Alleghany Corp. *	855	523,602
Allstate Corp. (The)	19,867	1,871,074
American Financial Group, Inc.	6,623	637,199
American International Group, Inc.	41,993	1,808,219
Arch Capital Group Ltd. *	13,749	444,368
Assurant, Inc.	4,786	454,239

See notes to portfolios of investments

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Athene Holding Ltd., Class A *	493	$20,114
Axis Capital Holdings Ltd.	2,004	109,779
Chubb Ltd.	11,440	1,602,515
CNA Financial Corp.	4,467	193,644
Everest Re Group Ltd.	3,455	746,142
Hartford Financial Services Group, Inc.	43,394	2,157,550
Lincoln National Corp.	18,122	1,063,761
Loews Corp.	25,413	1,218,045
MetLife, Inc.	39,945	1,700,459
Old Republic International Corp.	23,484	491,285
Principal Financial Group, Inc.	32,419	1,627,110
Prudential Financial, Inc.	20,566	1,889,604
Reinsurance Group of America, Inc.	5,167	733,611
RenaissanceRe Holdings Ltd.	2,534	363,629
Travelers Companies, Inc. (The)	23,169	3,177,860
Unum Group	20,621	697,608
WR Berkley Corp.	6,648	563,219

		26,641,086

Internet & Catalog Retail — 0.2%
Qurate Retail, Inc. *	71,603	1,144,216

IT Services — 1.2%
Akamai Technologies, Inc. *	1,638	117,461
Amdocs Ltd.	11,181	605,004
DXC Technology Co.	26,465	1,701,964
Fidelity National Information Services, Inc.	24,496	2,770,498
Leidos Holdings, Inc.	20,264	1,298,720
Worldpay, Inc., Class A *	2,677	303,839

		6,797,486

Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories, Inc., Class A *	172	52,577
IQVIA Holdings, Inc. *	12,414	1,785,754
Thermo Fisher Scientific, Inc.	20,616	5,643,011

		7,481,342

Machinery — 1.9%
AGCO Corp.	8,713	605,989
Cummins, Inc.	6,944	1,096,249
Dover Corp.	13,676	1,282,809
Ingersoll-Rand PLC	16,931	1,827,701
Oshkosh Corp.	7,274	546,496
PACCAR, Inc.	13,511	920,639
Parker-Hannifin Corp.	2,864	491,520
Pentair PLC	20,400	908,004
Snap-On, Inc.	3,803	595,246
Stanley Black & Decker, Inc.	17,622	2,399,588
Wabtec Corp. @	5,333	393,149

		11,067,390

Media — 4.6%
Altice USA, Inc., Class A @	15,295	328,537
Charter Communications, Inc., Class A *	20,137	6,985,727
Comcast Corp., Class A	428,572	17,134,308
Discovery, Inc., Class A *	13,510	365,040
Discovery, Inc., Class C *	27,483	698,618
DISH Network Corp., Class A *	6,484	205,478
Liberty Broadband Corp., Class C *	1,360	124,766
Liberty SiriusXM Group, Class A *	4,389	167,572
Liberty SiriusXM Group, Class C *	8,778	335,671
News Corp., Class A	8,320	103,501
News Corp., Class B	1,734	21,658

		26,470,876

	SHARES	VALUE†
Metals & Mining — 1.7%
Alcoa Corp. *	18,058	$508,513
Freeport-McMoRan, Inc.	116,463	1,501,208
Newmont Mining Corp.	61,201	2,189,160
Nucor Corp.	56,664	3,306,345
Reliance Steel & Aluminum Co.	12,373	1,116,787
Royal Gold, Inc.	1,245	113,208
Steel Dynamics, Inc.	33,820	1,192,831

		9,928,052

Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	132,275

Multiline Retail — 1.2%
Dollar Tree, Inc. *	15,698	1,648,918
Kohl’s Corp.	33,121	2,277,731
Macy’s, Inc.	35,738	858,784
Target Corp.	30,047	2,411,572

		7,197,005

Oil, Gas & Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	20,295	923,017
Apache Corp.	41,053	1,422,897
Chevron Corp.	140,199	17,269,713
Cimarex Energy Co.	2,537	177,336
Concho Resources, Inc.	16,586	1,840,382
ConocoPhillips	97,287	6,492,934
Devon Energy Corp.	52,433	1,654,785
Diamondback Energy, Inc.	8,333	846,049
Exxon Mobil Corp.	280,654	22,676,843
Hess Corp.	19,643	1,183,098
HollyFrontier Corp.	23,643	1,164,891
Kinder Morgan, Inc.	132,947	2,660,269
Marathon Oil Corp.	102,694	1,716,017
Marathon Petroleum Corp.	75,262	4,504,431
Murphy Oil Corp.	12,323	361,064
Noble Energy, Inc.	50,097	1,238,899
Occidental Petroleum Corp.	58,030	3,841,586
PBF Energy, Inc., Class A	1,342	41,790
Phillips 66	21,239	2,021,316
Pioneer Natural Resources Co.	6,321	962,562
Targa Resources Corp.	19,687	817,995
Valero Energy Corp.	60,582	5,139,171
Williams Cos., Inc. (The)	22,011	632,156

		79,589,201

Personal Products — 0.0%
Coty, Inc., Class A	8,741	100,522

Pharmaceuticals — 4.2%
Allergan PLC	3,547	519,316
Jazz Pharmaceuticals PLC *	1,728	247,018
Mylan NV *	58,437	1,656,104
Perrigo Co. PLC	10,679	514,301
Pfizer, Inc.	506,888	21,527,533

		24,464,272

Professional Services — 0.2%
Manpowergroup, Inc.	8,693	718,824
Nielsen Holdings PLC	20,895	494,585

		1,213,409

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	14,488	716,432
Jones Lang LaSalle, Inc.	5,491	846,602

		1,563,034

Road & Rail — 1.3%
AMERCO	845	313,926
Genesee & Wyoming, Inc., Class A *	1,210	105,439

See notes to portfolios of investments

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Kansas City Southern	14,222	$1,649,468
Norfolk Southern Corp.	27,918	5,217,595

		7,286,428

Semiconductors & Semiconductor Equipment — 6.1%
Analog Devices, Inc.	10,368	1,091,439
Broadcom, Inc.	7,660	2,303,439
Intel Corp.	463,844	24,908,423
Lam Research Corp.	1,417	253,657
Marvell Technology Group Ltd.	18,929	376,498
Micron Technology, Inc. *	110,111	4,550,888
ON Semiconductor Corp. *	22,648	465,869
Qorvo, Inc. *	9,563	685,954
Skyworks Solutions, Inc.	5,876	484,652

		35,120,819

Software — 0.0%
SS&C Technologies Holdings, Inc.	3,456	220,113

Specialty Retail — 0.4%
Advance Auto Parts, Inc.	4,932	841,054
Carmax, Inc. *@	6,257	436,739
Foot Locker, Inc.	6,612	400,687
Gap, Inc. (The)	17,531	458,961

		2,137,441

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,160,476
Ralph Lauren Corp.	4,113	533,374
Tapestry, Inc.	9,322	302,872

		1,996,722

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. @	8,435	97,593

Wireless Telecommunication Services — 0.3%
Sprint Corp. *	29,977	169,370
T-Mobile US, Inc. *	24,396	1,685,764

		1,855,134

TOTAL COMMON STOCKS (Identified Cost $430,696,081)		576,184,808

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.390%	1,806,678	1,806,678

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,806,678)		1,806,678

Total Investments — 100.0% (Identified Cost $432,502,759)		577,991,486
Cash and Other Assets, Less Liabilities — 0.0%		168,301

Net Assets — 100.0%		$578,159,787

†	See Notes to Portfolios of Investments
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $2,742,991.

See notes to portfolios of investments

Portfolio Sectors as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	22.6%
Health Care	15.2%
Energy	14.6%
Information Technology	11.1%
Industrials	9.7%
Communication Services	9.4%
Consumer Discretionary	7.5%
Consumer Staples	5.2%
Materials	4.5%
Utilities	0.2%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.5%
AAR Corp.	6,733	$218,890
Aerojet Rocketdyne Holdings, Inc. *	23,951	850,979
Aerovironment, Inc. *	5,690	389,253
Arotech Corp. *	9,457	27,709
Astronics Corp. *	4,622	151,232
Astronics Corp. Class B *	693	22,502
Axon Enterprise, Inc. *	15,384	837,044
BWX Technologies, Inc.	3,185	157,912
CPI Aerostructures, Inc. *	1,342	8,723
Cubic Corp.	6,175	347,282
Curtiss-Wright Corp.	2,920	330,953
Ducommun, Inc. *	3,610	157,107
HEXCEL Corp.	3,763	260,249
Innovative Solutions & Support, Inc. *	3,248	9,777
KEYW Holding Corp. (The) *	5,770	49,737
Kratos Defense & Security Solutions, Inc. *	17,754	277,495
Mercury Systems, Inc. *	8,267	529,749
Moog, Inc., Class A	8,996	782,202
National Presto Industries, Inc. @	1,177	127,763
SIFCO Industries, Inc. *	1,187	3,276
Teledyne Technologies, Inc. *	675	159,982
Triumph Group, Inc.	6,027	114,875
Vectrus, Inc. *	2,671	71,022
Wesco Aircraft Holdings, Inc. *	12,061	106,016

		5,991,729

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	16,445	379,057
Atlas Air Worldwide Holdings, Inc. *	6,053	306,040
Echo Global Logistics, Inc. *	5,962	147,738
Forward Air Corp.	6,572	425,406
HUB Group, Inc., Class A *	7,837	320,142
Radiant Logistics, Inc. *	9,354	58,930

		1,637,313

Airlines — 0.5%
Allegiant Travel Co.	3,988	516,326
Hawaiian Holdings, Inc. @	11,056	290,220
JetBlue Airways Corp. *	17,878	292,484
Skywest, Inc.	12,976	704,467
Spirit Airlines, Inc. *	3,315	175,231

		1,978,728

Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc. *	26,273	375,967
Autoliv, Inc.	3,530	259,561
Cooper Tire & Rubber Co.	13,956	417,145
Cooper-Standard Holdings, Inc. *	4,019	188,732
Dana, Inc.	32,214	571,476
Delphi Technologies PLC	2,052	39,522
Dorman Products, Inc. *	8,380	738,194
Fox Factory Holding Corp. *	8,405	587,425
Gentex Corp.	11,755	243,093
Gentherm, Inc. *	7,844	289,130
Goodyear Tire & Rubber Co. (The)	30,115	546,587
Horizon Global Corp. *@	3,431	6,656
LCI Industries	6,043	464,223
Modine Manufacturing Co. *	11,514	159,699
Motorcar Parts of America, Inc. *	5,445	102,747
Shiloh Industries, Inc. *	7,004	38,522
Standard Motor Products, Inc.	5,319	261,163
Stoneridge, Inc. *	7,232	208,716
Strattec Security Corp.	1,541	45,275

	SHARES	VALUE†
Superior Industries International, Inc.	3,031	$14,428
Tenneco, Inc. Class A	10,923	242,054
Tower International, Inc.	5,646	118,735
Visteon Corp. *@	6,734	453,535

		6,372,585

Automobiles — 0.1%
Harley-Davidson, Inc. @	7,313	260,782
Thor Industries, Inc.	875	54,574
Winnebago Industries, Inc. @	7,529	234,528

		549,884

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	545,840
Coca-Cola Consolidated Inc.	1,354	389,722
Craft Brew Alliance, Inc. *	6,018	84,132
MGP Ingredients, Inc. @	4,144	319,709
National Beverage Corp. @	4,756	274,564
Primo Water Corp. *	5,815	89,900

		1,703,867

Biotechnology — 1.5%
Achillion Pharmaceuticals, Inc. *	23,152	68,530
Acorda Therapeutics, Inc. *	12,575	167,122
Aduro Biotech, Inc. *	1,186	4,720
Adverum Biotechnologies, Inc. *	8,282	43,398
Agios Pharmaceuticals, Inc. *@	1,978	133,396
Alder Biopharmaceuticals, Inc. *@	11,560	157,794
Alkermes PLC *	3,696	134,867
AMAG Pharmaceuticals, Inc. *@	2,638	33,977
Anika Therapeutics, Inc. *	3,341	101,032
Applied Genetic Technologies Corp. *	2,241	9,390
Aptevo Therapeutics, Inc. *	11,461	10,315
Aquinox Pharmaceuticals, Inc. *	1,970	5,309
Aravive, Inc. *	1,937	13,636
Ardelyx, Inc. *	10,642	29,798
Array Biopharma, Inc. *@	10,850	264,523
BioSpecifics Technologies Corp. *	2,311	144,045
BioTime, Inc. *@	3,419	4,479
Calithera Biosciences, Inc. *	3,632	24,480
Cellular Biomedicine Group, Inc. *	2,000	34,600
Chimerix, Inc. *	13,027	27,357
Concert Pharmaceuticals, Inc. *	4,026	48,594
Corvus Pharmaceuticals, Inc. *@	1,065	4,281
Emergent BioSolutions, Inc. *	9,812	495,702
Enanta Pharmaceuticals, Inc. *	5,023	479,797
Exact Sciences Corp. *@	1,434	124,213
Exelixis, Inc. *	12,272	292,074
FibroGen, Inc. *	3,561	193,540
Five Prime Therapeutics, Inc. *	4,603	61,680
Infinity Pharmaceuticals, Inc. *@	17,874	33,603
Intrexon Corp. *@	872	4,587
Ionis Pharmaceuticals, Inc. *	4,594	372,895
Karyopharm Therapeutics, Inc. *@	2,354	13,747
Kindred Biosciences, Inc. *	3,345	30,674
Ligand Pharmaceuticals, Inc. *@	2,408	302,710
MacroGenics, Inc. *	2,337	42,019
Madrigal Pharmaceuticals, Inc. *@	101	12,651
MEI Pharma, Inc. *	13,204	40,536
Merrimack Pharmaceuticals, Inc. *@	4,336	30,135
Minerva Neurosciences, Inc. *	5,077	39,905
Miragen Therapeutics, Inc. *	3,286	9,168
Myriad Genetics, Inc. *	19,349	642,387
Neurocrine Biosciences, Inc. *	2,712	238,927
OPKO Health, Inc. *@	23,063	60,194
PDL BioPharma, Inc. *	18,262	67,935

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Pfenex, Inc. *	2,903	$17,941
Proteostasis Therapeutics, Inc. *@	1,871	2,357
PTC Therapeutics, Inc. *	1,434	53,976
Recro Pharma, Inc. *	1,270	7,442
Repligen Corp. *@	5,344	315,724
Retrophin, Inc. *	8,973	203,059
Sage Therapeutics, Inc. *@	1,909	303,626
Sierra Oncology, Inc. *	10,246	17,521
Spectrum Pharmaceuticals, Inc. *	4,922	52,616
Syndax Pharmaceuticals, Inc. *	6,974	36,613
United Therapeutics Corp. *	796	93,427
Verastem, Inc. *@	9,653	28,573
Zafgen, Inc. *	3,913	10,722

		6,198,319

Building Products — 1.6%
AAON, Inc.	13,709	633,082
Advanced Drainage Systems, Inc.	13,236	341,092
American Woodmark Corp. *	3,836	316,969
Apogee Enterprises, Inc.	6,484	243,085
Armstrong Flooring, Inc. *	7,252	98,627
Armstrong World Industries, Inc.	11,660	926,037
Builders FirstSource, Inc. *	24,352	324,856
Continental Building Products, Inc. *	8,368	207,443
CSW Industrials, Inc. *	1,329	76,138
Gibraltar Industries, Inc. *	7,700	312,697
Griffon Corp.	10,377	191,767
Insteel Industries, Inc.	4,690	98,115
Masonite International Corp. *	169	8,431
NCI Building Systems, Inc. *	12,026	74,080
Owens Corning	975	45,942
Patrick Industries, Inc. *	5,679	257,372
PGT Innovations, Inc. *	13,657	189,149
Quanex Building Products Corp.	9,211	146,363
Simpson Manufacturing Co., Inc.	12,024	712,663
Trex Co., Inc. *	15,148	931,905
Universal Forest Products, Inc.	13,969	417,533

		6,553,346

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,857	306,013
Ares Management Corp., Class A @	1,225	28,432
Artisan Partners Asset Management, Inc.,
Class A	12,766	321,320
BGC Partners, Inc., Class A	58,742	311,920
Blucora, Inc. *	10,400	347,152
BrightSphere Investment Group PLC	5,801	78,662
Cohen & Steers, Inc.	7,453	315,038
Cowen Group, Inc. *	6,131	88,838
Diamond Hill Investment Group, Inc.	739	103,460
Donnelley Financial Solutions, Inc. *	7,095	105,574
Eaton Vance Corp.	4,124	166,239
Evercore, Inc., Class A	9,789	890,799
Federated Investors, Inc., Class B	20,626	604,548
Gain Capital Holdings, Inc. @	9,997	62,781
GAMCO Investors, Inc., Class A	1,700	34,850
Greenhill & Co., Inc.	3,087	66,401
Houlihan Lokey, Inc.	1,002	45,942
Interactive Brokers Group, Inc., Class A	16,151	837,914
Intl FCStone, Inc. *	3,859	149,575
Invesco Ltd.	24,233	467,939

	SHARES	VALUE†
Janus Henderson Group PLC	16,584	$414,268
Ladenburg Thalmann Financial Services, Inc.	35,937	101,702
Lazard Ltd., Class A	1,159	41,886
LPL Financial Holdings, Inc.	4,719	328,678
Manning & Napier, Inc. @	2,524	5,301
Moelis & Co., Class A	3,839	159,741
Morningstar, Inc.	1,571	197,930
Oppenheimer Holdings, Inc., Class A	3,360	87,427
Piper Jaffray Cos.	3,381	246,238
PJT Partners, Inc., Class A	597	24,955
Pzena Investment Management, Inc., Class A	4,481	36,251
Safeguard Scientifics, Inc. *	5,542	60,131
Silvercrest Asset Management Group, Inc.,
Class A	759	10,816
Stifel Financial Corp.	12,616	665,620
Virtu Financial, Inc., Class A @	5,099	121,101
Virtus Investment Partners, Inc.	1,764	172,078
Waddell & Reed Financial, Inc., Class A	3,742	64,699
Westwood Holdings Group, Inc.	2,110	74,420
WisdomTree Investments, Inc.	32,848	231,907

		8,378,546

Chemicals — 2.6%
Advanced Emissions Solutions, Inc.	2,266	26,195
AdvanSix, Inc. *	7,340	209,704
AgroFresh Solutions, Inc. *@	3,359	11,219
American Vanguard Corp.	7,947	136,847
Ashland Global Holdings, Inc.	2,893	226,030
Axalta Coating Systems Ltd. *	12,292	309,881
Balchem Corp.	7,418	688,390
Cabot Corp.	9,527	396,609
Chase Corp.	2,101	194,427
Chemours Co. (The)	10,027	372,603
Core Molding Technologies, Inc.	1,500	11,070
Element Solutions, Inc. *	30,212	305,141
Ferro Corp. *	19,447	368,132
Flotek Industries, Inc. *@	6,893	22,333
FutureFuel Corp.	10,473	140,338
GCP Applied Technologies, Inc. *	2,256	66,778
H.B. Fuller Co.	13,143	639,276
Hawkins, Inc.	2,398	88,318
Huntsman Corp.	9,523	214,172
Ingevity Corp. *	948	100,118
Innophos Holdings, Inc.	5,000	150,700
Innospec, Inc.	5,850	487,598
Intrepid Potash, Inc. *	15,892	60,231
Koppers Holdings, Inc. *	4,597	119,430
Kraton Corp. *	6,776	218,052
Kronos Worldwide, Inc.	10,857	152,215
Minerals Technologies, Inc.	8,284	487,016
NewMarket Corp.	516	223,717
Northern Technologies International Corp.	800	21,400
Olin Corp.	2,299	53,199
Omnova Solutions, Inc. *	10,952	76,883
PolyOne Corp.	21,572	632,275
Quaker Chemical Corp.	3,387	678,518
Rayonier Advanced Materials, Inc.	12,548	170,151
RPM International, Inc.	2,594	150,556
Schulman A, Inc. §~	6,827	—
Scotts Miracle-Gro Co. (The) @	3,120	245,170

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Sensient Technologies Corp.	9,729	$659,529
Stepan Co.	3,991	349,292
Trecora Resources *	5,488	49,886
Tredegar Corp.	8,700	140,418
Trinseo SA	8,507	385,367
Tronox Holdings PLC Class A *	12,458	163,823
Valvoline, Inc.	3,829	71,066
W.R. Grace & Co.	4,369	340,957

		10,615,030

Commercial Banks — 10.5%
1st Source Corp.	6,375	286,301
Allegiance Bancshares, Inc. *	1,614	54,424
American National Bankshares, Inc.	2,356	82,272
Ameris Bancorp	11,374	390,697
AmeriServ Financial, Inc.	4,400	17,688
Arrow Financial Corp.	3,710	122,022
Associated Banc-Corp.	41,516	886,367
Atlantic Capital Bancshares, Inc. *	2,502	44,611
Banc of California, Inc.	8,558	118,443
Bancfirst Corp.	7,567	394,619
Bancorp, Inc. (The) *	13,385	108,151
BancorpSouth Bank	24,168	682,021
Bank of Hawaii Corp.	10,787	850,771
Bank of Marin Bancorp	2,100	85,449
Bank OZK	3,630	105,197
BankFinancial Corp.	4,900	72,863
BankUnited, Inc.	3,750	125,250
Bankwell Financial Group, Inc.	326	9,513
Banner Corp.	6,855	371,335
Bar Harbor Bankshares	2,489	64,390
BCB Bancorp, Inc.	878	11,765
Berkshire Hills Bancorp, Inc.	6,936	188,937
Blue Hills Bancorp, Inc.	3,496	83,554
BOK Financial Corp.	2,528	206,158
Boston Private Financial Holdings, Inc.	19,869	217,764
Bridge Bancorp, Inc.	2,975	87,168
Brookline Bancorp, Inc.	17,819	256,594
Bryn Mawr Bank Corp.	5,148	185,997
C&F Financial Corp.	962	48,677
Cadence BanCorp	6,063	112,469
Camden National Corp.	3,982	166,129
Capital City Bank Group, Inc.	1,890	41,164
Carolina Financial Corp.	4,074	140,920
Cathay General Bancorp	21,094	715,298
CenterState Bank Corp.	11,272	268,386
Central Pacific Financial Corp.	7,849	226,365
Central Valley Community Bancorp	2,688	52,550
Century Bancorp, Inc., Class A	975	71,175
Chemical Financial Corp.	13,615	560,393
CIT Group, Inc.	6,260	300,292
Citizens & Northern Corp.	852	21,334
City Holding Co.	3,674	279,922
Civista Bancshares, Inc.	270	5,894
CNB Financial Corp.	3,877	97,972
Columbia Banking System, Inc.	18,941	619,181
Commerce Bancshares, Inc.	5,783	335,761
Community Bank System, Inc.	10,370	619,815
Community Trust Bancorp, Inc.	4,634	190,272
Connectone Bancorp, Inc.	6,144	121,037
Cullen/Frost Bankers, Inc.	3,133	304,120
Customers Bancorp, Inc. *	5,348	97,922
CVB Financial Corp.	27,325	575,191

	SHARES	VALUE†
Eagle Bancorp, Inc. *	6,777	$340,205
East West Bancorp, Inc.	9,671	463,918
Enterprise Bancorp, Inc.	331	9,510
Enterprise Financial Services Corp.	3,837	156,435
Equity Bancshares, Inc., Class A *	2,190	63,072
Farmers & Merchants Bancorp,
Inc./Archbold OH	1,205	36,271
Farmers National Banc Corp.	6,489	89,483
FB Financial Corp.	630	20,009
Fidelity Southern Corp.	7,376	202,029
Fifth Third Bancorp	21,969	554,057
Financial Institutions, Inc.	4,216	114,591
First Bancorp	35,131	402,601
First Bancorp, Inc.	3,020	75,258
First Bancorp/Southern Pines NC	4,576	159,062
First Busey Corp.	7,922	193,297
First Business Financial Services, Inc.	551	11,031
First Citizens Bancshares, Inc., Class A	410	166,952
First Commonwealth Financial Corp.	21,526	271,228
First Community Bancshares, Inc.	5,007	165,932
First Financial Bancorp	22,565	542,914
First Financial Bankshares, Inc. @	13,804	797,595
First Financial Corp.	2,698	113,316
First Financial Northwest, Inc.	2,239	35,264
First Foundation, Inc.	6,207	84,229
First Hawaiian, Inc.	1,200	31,260
First Horizon National Corp.	19,448	271,883
First Internet Bancorp	1,284	24,820
First Interstate Bancsystem, Inc., Class A	6,668	265,520
First Merchants Corp.	8,330	306,961
First Mid-Illinois Bancshares, Inc.	500	16,660
First Midwest Bancorp, Inc.	18,632	381,211
First of Long Island Corp. (The)	5,134	112,589
Flushing Financial Corp.	7,140	156,580
FNB Corp.	24,564	260,378
Franklin Financial Network, Inc.	2,740	79,487
Fulton Financial Corp.	44,920	695,362
German American Bancorp, Inc.	4,050	119,070
Glacier Bancorp, Inc.	19,481	780,604
Great Southern Bancorp, Inc.	3,247	168,519
Great Western Bancorp, Inc.	1,271	40,151
Hancock Whiteny Corp.	6,326	255,570
Hanmi Financial Corp.	8,053	171,287
HarborOne Bancorp, Inc. *	4,196	72,171
Heartland Financial USA, Inc.	5,400	230,310
Heritage Commerce Corp.	11,190	135,399
Heritage Financial Corp.	5,733	172,793
Hilltop Holdings, Inc.	25,969	473,934
Home Bancshares, Inc.	14,737	258,929
HomeTrust Bancshares, Inc.	2,644	66,629
Hope Bancorp, Inc.	29,030	379,712
Horizon Bancorp, Inc.	9,114	146,644
Howard Bancorp, Inc. *	499	7,390
Iberiabank Corp.	4,398	315,381
Independent Bank Corp.	4,840	392,088
Independent Bank Group, Inc.	2,477	127,045
International Bancshares Corp.	15,750	598,973
Investors Bancorp, Inc.	2,762	32,730
Lakeland Bancorp, Inc.	6,732	100,509
Lakeland Financial Corp.	5,055	228,587
LegacyTexas Financial Group, Inc.	11,096	414,879
Live Oak Bancshares, Inc. @	500	7,305
Macatawa Bank Corp.	10,065	100,046
MBT Financial Corp.	5,012	50,220
Mercantile Bank Corp.	4,107	134,381

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Midland States Bancorp, Inc.	1,086	$26,129
Midsouth Bancorp, Inc.	3,530	40,277
MidWestOne Financial Group, Inc.	613	16,704
National Bank Holdings Corp., Class A	5,759	191,544
National Commerce Corp. *	1,943	76,185
NBT Bancorp, Inc.	9,449	340,259
Nicolet Bankshares, Inc. *	1,020	60,792
Northeast Bancorp	2,190	45,289
Northrim Bancorp, Inc.	1,680	57,826
OFG Bancorp	10,569	209,161
Old Line Bancshares, Inc.	3,023	75,363
Old National Bancorp	29,051	476,436
Old Second Bancorp, Inc.	2,244	28,252
Opus Bank	4,401	87,140
Pacific Mercantile Bancorp *	2,500	19,050
Pacific Premier Bancorp, Inc.	6,414	170,163
PacWest Bancorp	6,913	259,998
Park National Corp.	3,450	326,888
Peapack Gladstone Financial Corp.	4,278	112,169
Penns Woods Bancorp, Inc.	1,159	47,635
People’s United Financial, Inc.	26,500	435,660
People’s Utah Bancorp	3,598	94,879
Peoples Bancorp, Inc.	4,491	139,086
Pinnacle Financial Partners, Inc.	3,114	170,336
Popular, Inc.	10,180	530,683
Preferred Bank	3,769	169,492
Premier Financial Bancorp, Inc.	1,726	27,115
Prosperity Bancshares, Inc.	3,651	252,138
QCR Holdings, Inc.	3,022	102,506
Renasant Corp.	8,712	294,901
Republic Bancorp, Inc., Class A	4,594	205,444
Republic First Bancorp, Inc. *	3,546	18,617
S&T Bancorp, Inc.	8,302	328,178
Sandy Spring Bancorp, Inc.	6,300	197,064
Seacoast Banking Corp. of Florida *	5,668	149,352
Select Bancorp, Inc. *	200	2,274
ServisFirst Bancshares, Inc.	6,378	215,321
Sierra Bancorp	3,623	88,039
Signature Bank	3,143	402,524
Simmons First National Corp., Class A	15,870	388,498
South State Corp.	6,422	438,879
Southern First Bancshares, Inc. *	1,759	59,577
Southern National Bancorp of Virginia, Inc.	3,875	56,769
Southside Bancshares, Inc.	6,142	204,099
Sterling Bancorp	50,859	947,503
Stock Yards Bancorp, Inc.	4,336	146,600
Summit Financial Group, Inc.	392	10,392
Synovus Financial Corp.	10,832	372,188
TCF Financial Corp.	40,956	847,380
Texas Capital Bancshares, Inc. *	3,548	193,685
Tompkins Financial Corp.	2,420	184,089
TowneBank	6,582	162,905
Trico Bancshares	5,350	210,202
TriState Capital Holdings, Inc. *	6,765	138,209
Triumph Bancorp, Inc. *	4,016	118,030
Trustmark Corp.	17,352	583,548
UMB Financial Corp.	10,571	676,967
Umpqua Holdings Corp.	9,156	151,074
Union Bankshares Corp.	12,121	391,872
United Bankshares, Inc.	11,450	414,948

	SHARES	VALUE†
United Community Banks, Inc.	15,888	$396,088
Univest Financial Corp	6,110	149,451
Valley National Bancorp	57,348	549,394
Veritex Holdings, Inc.	9,429	228,370
Washington Trust Bancorp, Inc.	3,000	144,450
Webster Financial Corp.	3,323	168,376
WesBanco, Inc.	11,283	448,499
West Bancorp, Inc.	4,527	93,618
Westamerica Bancorp	6,329	391,132
Western Alliance Bancorp *	2,991	122,751
Wintrust Financial Corp.	5,592	376,509

		41,991,707

Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	14,023	509,736
ACCO Brands Corp.	24,340	208,350
ARC Document Solutions, Inc. *	5,486	12,234
Brady Corp., Class A	11,602	538,449
Brink’s Co. (The)	7,356	554,716
Casella Waste Systems, Inc., Class A *	14,775	525,399
Ceco Environmental Corp. *	4,211	30,319
Cimpress NV *	6,915	554,099
Civeo Corp. *	16,915	35,522
Clean Harbors, Inc. *	12,448	890,405
Covanta Holding Corp.	31,607	547,117
Deluxe Corp.	9,989	436,719
Ennis, Inc.	5,800	120,408
Healthcare Services Group, Inc. @	7,841	258,675
Heritage-Crystal Clean, Inc. *	3,229	88,636
Herman Miller, Inc.	14,286	502,581
HNI Corp.	11,460	415,883
Hudson Technologies, Inc. *@	2,952	5,697
Interface, Inc.	13,207	202,331
Kimball International, Inc., Class B	9,760	138,006
Knoll, Inc.	12,251	231,666
LSC Communications, Inc.	4,787	31,259
Matthews International Corp., Class A	7,461	275,684
Mcgrath Rentcorp	5,300	299,821
Mobile Mini, Inc.	10,725	364,007
MSA Safety, Inc.	8,900	920,260
Multi-Color Corp.	4,321	215,575
NL Industries, Inc. *	7,891	30,617
Pico Holdings, Inc. *	2,830	28,017
Pitney Bowes, Inc.	4,177	28,696
Quad/Graphics, Inc.	4,591	54,633
SP Plus Corp. *	5,458	186,227
Steelcase, Inc., Class A	26,730	388,922
Stericycle, Inc. *	1,600	87,072
Team, Inc. *@	6,603	115,553
Tetra Tech, Inc.	14,262	849,873
UniFirst Corp.	3,000	460,500
US Ecology, Inc.	5,072	283,931
Viad Corp.	4,500	253,305
Virco Manufacturing Corp.	2,494	10,799
VSE Corp.	2,564	80,971

		11,772,670

Communications Equipment — 1.4%
Acacia Communications, Inc. *	545	31,256
ADTRAN, Inc.	10,951	150,029
Applied Optoelectronics, Inc. *@	4,381	53,448
Bk Technologies Corp. §~	2,000	8,500
CalAmp Corp. *	8,914	112,138

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Ciena Corp. *	27,004	$1,008,329
Clearfield, Inc. *	3,231	47,496
CommScope Holding Co., Inc. *	2,387	51,869
Communications Systems, Inc.	1,418	3,758
Comtech Telecommunications Corp.	5,725	132,934
Digi International, Inc. *	7,600	96,292
EMCORE Corp. *	4,428	16,162
Finisar Corp. *	25,900	600,103
Harmonic, Inc. *	10,330	55,989
Infinera Corp. *@	22,351	97,003
InterDigital, Inc.	9,067	598,241
KVH Industries, Inc. *	5,534	56,391
Lantronix, Inc. *	1,100	3,322
Lumentum Holdings, Inc. *@	5,615	317,472
NETGEAR, Inc. *	7,407	245,320
NetScout Systems, Inc. *	12,873	361,345
Network-1 Technologies, Inc.	1,343	3,492
Optical Cable Corp. *	374	1,747
PC-Tel, Inc. *	4,100	20,541
Plantronics, Inc.	8,418	388,154
Ribbon Communications, Inc. *	13,960	71,894
Tessco Technologies, Inc.	1,000	15,480
Ubiquiti Networks, Inc.	1,816	271,873
Viasat, Inc. *	4,646	360,065
Viavi Solutions, Inc. *	33,947	420,264

		5,600,907

Computers & Peripherals — 0.5%
AstroNova, Inc.	1,572	32,053
Avid Technology, Inc. *	14,913	111,102
CCUR Holdings, Inc. *	1,362	4,535
Cray, Inc. *	9,462	246,485
Diebold Nixdorf, Inc. *@	5,013	55,494
Eastman Kodak Co. *@	2,112	6,251
Electronics for Imaging, Inc. *	10,234	275,295
Intevac, Inc. *	4,883	29,933
Pure Storage, Inc., Class A *	8,857	192,994
Super Micro Computer, Inc. *	11,510	243,178
Transact Technologies, Inc.	1,515	13,847
Xerox Corp.	28,195	901,676

		2,112,843

Construction & Engineering — 1.4%
AECOM *	6,494	192,677
Aegion Corp. *	7,119	125,081
Ameresco, Inc., Class A *	6,298	101,902
Arcosa, Inc.	1,853	56,609
Argan, Inc.	1,886	94,206
Comfort Systems USA, Inc.	8,526	446,677
Dycom Industries, Inc. *	7,471	343,218
EMCOR Group, Inc.	9,013	658,670
Fluor Corp.	909	33,451
Goldfield Corp. (The) *	11,707	25,872
Granite Construction, Inc.	10,531	454,413
Great Lakes Dredge & Dock Corp. *	17,460	155,569
IES Holdings, Inc. *	6,062	107,722
KBR, Inc.	27,114	517,606
MasTec, Inc. *@	7,480	359,788
MYR Group, Inc. *	4,536	157,082
Northwest Pipe Co. *	3,331	79,944
NV5 Global, Inc. *	2,453	145,610
Orion Marine Group, Inc. *	3,431	10,018
Primoris Services Corp.	12,178	251,841
Quanta Services, Inc.	5,826	219,873

	SHARES	VALUE†
Sterling Construction Co., Inc. *	7,450	$93,274
Tutor Perini Corp. *@	10,146	173,699
Valmont Industries, Inc.	5,127	667,023

		5,471,825

Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	121,308
Forterra, Inc. *@	1,512	6,381
Summit Materials, Inc., Class A *@	5,300	84,111
United States Lime & Minerals, Inc.	1,679	129,484
US Concrete, Inc. *@	3,055	126,538

		467,822

Consumer Finance — 1.2%
Atlanticus Holdings Corp. *	5,476	18,618
Consumer Portfolio Services, Inc. *	7,272	25,379
Credit Acceptance Corp. *@	322	145,521
Encore Capital Group, Inc. *@	6,224	169,480
Enova International, Inc. *	8,364	190,867
Ezcorp, Inc., Class A *	14,462	134,786
FirstCash, Inc.	11,198	968,627
Green Dot Corp., Class A *	12,631	766,070
LendingClub Corp. *@	41,757	129,029
Navient Corp.	25,118	290,615
Nelnet, Inc., Class A	8,024	441,882
OneMain Holdings, Inc.	8,524	270,637
PRA Group, Inc. *	10,504	281,612
Regional Management Corp. *	3,472	84,786
Santander Consumer USA Holdings, Inc.	16,393	346,384
SLM Corp.	14,278	141,495
World Acceptance Corp. *	2,320	271,742

		4,677,530

Containers & Packaging — 0.7%
AptarGroup, Inc.	3,542	376,834
Bemis Co., Inc.	2,270	125,940
Berry Plastics Group, Inc. *	6,809	366,801
Crown Holdings, Inc. *	4,548	248,184
Graphic Packaging Holding Co. @	7,664	96,796
Greif, Inc., Class B	1,193	58,326
Greif, Inc., Class A	5,187	213,964
Myers Industries, Inc.	8,111	138,779
Sealed Air Corp.	8,359	385,016
Silgan Holdings, Inc.	16,218	480,539
Sonoco Products Co.	4,357	268,086
UFP Technologies, Inc. *	913	34,146

		2,793,411

Distributors — 0.2%
Core-Mark Holding Co., Inc.	10,550	391,722
Pool Corp.	2,619	432,056
Weyco Group, Inc.	1,489	46,099

		869,877

Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	15,103	699,571
American Public Education, Inc. *	4,460	134,335
Bridgepoint Education, Inc. *	3,315	20,255
Bright Horizons Family Solutions, Inc. *	2,527	321,207
Career Education Corp. *	17,024	281,236
Carriage Services, Inc.	5,101	98,194
Chegg, Inc. *	3,762	143,407
Collectors Universe, Inc.	1,790	31,361
frontdoor, Inc. *	2,710	93,278
Graham Holdings Co., Class B	523	357,303
Grand Canyon Education, Inc. *	8,480	971,045
H&R Block, Inc.	5,826	139,474
Houghton Mifflin Harcourt Co. *	14,959	108,752

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
K12, Inc. *	10,696	$365,055
Regis Corp. *	10,591	208,325
Service Corp. International	4,000	160,600
ServiceMaster Global Holdings, Inc. *	5,884	274,783
Sotheby’s *@	10,625	401,094
Strategic Education, Inc.	5,403	709,468
Universal Technical Institute, Inc. *	5,900	20,119
Weight Watchers International, Inc. *	6,398	128,920

		5,667,782

Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	1,856	22,086
Cannae Holdings, Inc. *	4,237	102,789
Jefferies Financial Group, Inc.	22,600	424,654
Marlin Business Services Corp.	3,196	68,714
On Deck Capital, Inc. *	14,292	77,463
Voya Financial, Inc.	11,507	574,890

		1,270,596

Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc.*	2,448	4,700
ATN International, Inc.	3,600	203,004
Cincinnati Bell, Inc. *	6,675	63,679
Cogent Communications Holdings, Inc.	11,951	648,342
Consolidated Communications Holdings, Inc.	8,637	94,230
IDT Corp., Class B *	6,820	45,285
Intelsat SA *@	9,952	155,848
Orbcomm, Inc. *	17,501	118,657
Vonage Holdings Corp. *	52,898	531,096
Zayo Group Holdings, Inc. *	9,177	260,810

		2,125,651

Electric Utilities — 1.2%
Allete, Inc.	12,640	1,039,387
El Paso Electric Co.	10,492	617,139
Genie Energy Ltd., Class B	4,900	41,650
Hawaiian Electric Industries, Inc.	8,115	330,849
IDACORP, Inc.	3,214	319,922
MGE Energy, Inc.	7,437	505,493
OGE Energy Corp.	4,121	177,698
Otter Tail Corp.	8,433	420,132
PNM Resources, Inc.	20,971	992,767
Portland General Electric Co.	6,399	331,724
Spark Energy, Inc., Class A @	2,000	17,820

		4,794,581

Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	2,312	79,487
Atkore International Group, Inc. *	12,502	269,168
AZZ, Inc.	5,993	245,294
Encore Wire Corp.	4,184	239,408
EnerSys	12,065	786,155
Espey Manufacturing & Electronics Corp.	565	13,984
Generac Holdings, Inc. *	15,486	793,348
Hubbell, Inc.	733	86,479
LSI Industries, Inc.	3,137	8,250
Powell Industries, Inc.	3,021	80,208
Preformed Line Products Co.	1,398	74,220
Regal Beloit Corp.	6,159	504,237
Sunrun, Inc. *@	8,165	114,800

	SHARES	VALUE†
Thermon Group Holdings, Inc. *	7,945	$194,732
TPI Composites, Inc. *	564	16,142
Ultralife Corp. *	3,600	36,972
Vicor Corp. *	7,156	221,979

		3,764,863

Electronic Equipment, Instruments & Components — 3.6%
Anixter International, Inc. *	7,673	430,532
Arlo Technologies, Inc. *	16,012	66,130
Arrow Electronics, Inc. *	10,507	809,669
Avnet, Inc.	13,159	570,706
AVX Corp.	15,493	268,649
Badger Meter, Inc.	6,674	371,341
Bel Fuse, Inc., Class B	3,168	80,087
Belden, Inc.	10,515	564,655
Benchmark Electronics, Inc.	7,901	207,401
Coherent, Inc. *	520	73,694
Control4 Corp. *	5,091	86,191
CTS Corp.	8,046	236,311
Daktronics, Inc.	11,985	89,288
Data I/O Corp. *	4,458	24,742
ePlus, Inc. *	2,400	212,496
Fabrinet *	9,194	481,398
FARO Technologies, Inc. *	4,145	182,007
Flex Ltd. *	16,684	166,840
FLIR Systems, Inc.	1,268	60,331
Frequency Electronics, Inc. *	1,400	16,590
IEC Electronics Corp. *	800	5,480
II-VI, Inc. *@	15,632	582,136
Insight Enterprises, Inc. *	8,138	448,078
Itron, Inc. *	9,153	426,987
Kemet Corp.	14,541	246,761
Key Tronic Corp. *	1,700	10,489
Kimball Electronics, Inc. *	5,879	91,066
Knowles Corp. *	11,920	210,150
LightPath Technologies, Inc., Class A *@	4,009	6,014
Littelfuse, Inc.	4,934	900,356
Maxwell Technologies, Inc. *@	7,005	31,312
Mesa Laboratories, Inc.	965	222,433
Methode Electronics, Inc.	9,109	262,157
MTS Systems Corp.	3,800	206,948
NAPCO Security Technologies, Inc. *	4,850	100,589
National Instruments Corp.	5,262	233,422
Novanta, Inc. *	4,922	417,041
OSI Systems, Inc. *	5,044	441,854
PAR Technology Corp. *	3,000	73,380
Park Electrochemical Corp.	4,648	72,974
PC Connection, Inc.	6,200	227,354
PCM, Inc. *	5,438	199,194
Perceptron, Inc. *	1,100	8,250
Plexus Corp. *	7,058	430,185
Richardson Electronics Ltd.	2,700	18,306
Rogers Corp. *	3,742	594,529
Sanmina Corp. *	16,932	488,488
Scansource, Inc. *	6,290	225,308
SYNNEX Corp.	3,640	347,220
Tech Data Corp. *	4,480	458,797
TTM Technologies, Inc. *	20,635	242,049
Vishay Intertechnology, Inc.	34,292	633,373
Vishay Precision Group, Inc. *	3,234	110,635
Wayside Technology Group, Inc.	315	3,512

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Zebra Technologies Corp., Class A *	1,204	$252,274

		14,228,159

Energy Equipment & Services — 1.3%
Archrock, Inc.	21,713	212,353
Basic Energy Services, Inc. *	3,202	12,168
Bristow Group, Inc. *@	4,322	4,797
CARBO Ceramics, Inc. *@	4,505	15,768
Core Laboratories NV	2,189	150,888
Dawson Geophysical Co. *	2,775	8,131
Diamond Offshore Drilling, Inc. *@	20,830	218,507
DMC Global, Inc.	3,484	172,946
Dril-Quip, Inc. *	8,597	394,172
Ensco PLC, Class A @	47,451	186,482
Era Group, Inc. *	6,415	74,029
Exterran Corp. *	8,570	144,405
Forum Energy Technologies, Inc. *	13,194	67,421
Frank’s International NV *@	12,111	75,209
Geospace Technologies Corp. *	1,646	21,299
Gulf Island Fabrication, Inc. *	1,823	16,717
Helix Energy Solutions Group, Inc. *	17,953	142,008
Helmerich & Payne, Inc.	7,229	401,643
Hornbeck Offshore Services, Inc. *	9,178	11,381
ION Geophysical Corp. *	1,706	24,635
KLX Energy Services Holdings, Inc. *	3,833	96,362
Matrix Service Co. *	6,910	135,298
McDermott International, Inc. *@	19,039	141,650
Mitcham Industries, Inc. *	2,601	10,222
Nabors Industries Ltd.	50,859	174,955
Natural Gas Services Group, Inc. *	3,685	63,787
Newpark Resources, Inc. *	20,693	189,548
Noble Corp. PLC *	29,917	85,862
Oceaneering International, Inc. *	19,653	309,928
Oil States International, Inc. *	7,268	123,265
Patterson-UTI Energy, Inc.	599	8,398
Pioneer Energy Services Corp. *	29,293	51,849
RigNet, Inc. *	2,347	22,930
Rowan Cos. PLC, Class A *	21,417	231,089
SEACOR Holdings, Inc. *	4,782	202,183
SEACOR Marine Holdings, Inc. *	5,046	67,162
Superior Energy Services, Inc. *	18,698	87,320
Tetra Technologies, Inc. *	15,222	35,619
Transocean Ltd. *@	46,000	400,660
U.S. Silica Holdings, Inc. @	13,442	233,353
Unit Corp. *	6,551	93,286

		5,119,685

Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A	6,707	99,599
Ballantyne Strong, Inc. *	3,464	6,062
Cinemark Holdings, Inc.	489	19,555
Glu Mobile, Inc. *	14,543	159,100
IMAX Corp. *	4,817	109,250
Lions Gate Entertainment Corp., Class A	4,059	63,483
Lions Gate Entertainment Corp., Class B	5,120	77,312
Madison Square Garden Co. (The), Class A *	300	87,939
Marcus Corp. (The)	4,500	180,225
Reading International, Inc., Class A *	4,951	79,018
Rosetta Stone, Inc. *	3,923	85,718
World Wrestling Entertainment, Inc., Class A @	1,925	167,051

	SHARES	VALUE†
Zynga, Inc., Class A *	155,342	$827,973

		1,962,285

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	6,913	222,806
Casey’s General Stores, Inc.	944	121,559
Chefs’ Warehouse Inc. (The) *	7,051	218,933
Ingles Markets, Inc., Class A	2,846	78,606
Natural Grocers by Vitamin Cottage, Inc. *	2,710	32,384
Performance Food Group Co. *	1,300	51,532
PriceSmart, Inc.	7,261	427,528
Smart & Final Stores, Inc. *	6,519	32,204
SpartanNash Co.	8,657	137,387
Sprouts Farmers Market, Inc. *	8,100	174,474
United Natural Foods, Inc. *@	8,554	113,084
Village Super Market, Inc., Class A	2,388	65,264
Weis Markets, Inc.	6,390	260,776

		1,936,537

Food Products — 1.6%
B&G Foods, Inc. @	23,846	582,319
Cal-Maine Foods, Inc.	10,494	468,347
Calavo Growers, Inc. @	4,136	346,804
Coffee Holding Co., Inc. *	600	3,246
Darling Ingredients, Inc. *	37,935	821,293
Dean Foods Co. @	11,073	33,551
Farmer Bros. Co. *	3,998	80,000
Flowers Foods, Inc.	5,431	115,789
Fresh Del Monte Produce, Inc.	11,870	320,846
Hostess Brands, Inc. *	4,664	58,300
Ingredion, Inc.	1,086	102,833
J&J Snack Foods Corp.	4,900	778,316
John B. Sanfilippo & Son, Inc.	2,254	161,995
Lancaster Colony Corp.	5,159	808,364
Landec Corp. *	7,274	89,325
Lifeway Foods, Inc. *	3,800	9,196
Limoneira Co.	2,072	48,754
Post Holdings, Inc. *	1,658	181,385
Rocky Mountain Chocolate Factory, Inc.	1,260	11,365
Sanderson Farms, Inc. @	6,194	816,617
Seaboard Corp.	20	85,694
Seneca Foods Corp., Class A *	2,138	52,595
Tootsie Roll Industries, Inc.	8,453	314,797
TreeHouse Foods, Inc. *	225	14,524

		6,306,255

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3,064	279,467
National Fuel Gas Co.	2,585	157,582
New Jersey Resources Corp.	19,713	981,510
Northwest Natural Holding Co.	6,553	430,073
ONE Gas, Inc.	9,334	831,006
RGC Resources, Inc.	600	15,906
South Jersey Industries, Inc. @	17,084	547,884
Southwest Gas Corp.	4,554	374,612
Spire, Inc.	11,344	933,498

		4,551,538

Health Care Equipment & Supplies — 3.4%
Accuray, Inc. *	14,711	70,171
Angiodynamics, Inc. *	8,960	204,826
Apollo Endosurgery, Inc. *@	1,905	7,125
Atrion Corp.	539	473,609
Avanos Medical, Inc. *	9,638	411,350
Cantel Medical Corp.	10,310	689,636
Conmed Corp.	7,150	594,737
CryoLife, Inc. *	9,410	274,490

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Cutera, Inc. *	3,187	$56,282
Electromed, Inc. *	2,929	15,084
FONAR Corp. *	1,982	40,572
Globus Medical, Inc., Class A *	18,325	905,438
Haemonetics Corp. *	12,126	1,060,783
Heska Corp. *	1,387	118,061
Hill-Rom Holdings, Inc.	1,684	178,268
ICU Medical, Inc. *	3,065	733,546
Inogen, Inc. *@	3,628	346,002
Insulet Corp. *@	3,468	329,772
Integer Holdings Corp. *	7,181	541,591
Integra LifeSciences Holdings Corp. *	16,147	899,711
IntriCon Corp. *	1,000	25,080
Invacare Corp. @	9,456	79,147
Iridex Corp. *	671	3,060
Lantheus Holdings, Inc. *	10,055	246,146
LeMaitre Vascular, Inc.	4,804	148,924
LivaNova PLC *	5,780	562,105
Masimo Corp. *	3,574	494,213
Meridian Bioscience, Inc.	15,309	269,592
Merit Medical Systems, Inc. *	11,860	733,304
Misonix, Inc. *	2,200	42,306
Natus Medical, Inc. *	7,664	194,512
Neogen Corp. *	7,090	406,895
Novocure Ltd. *	4,756	229,097
NuVasive, Inc. *	9,715	551,715
Nuvectra Corp. *	4,525	49,820
OraSure Technologies, Inc. *	14,221	158,564
Orthofix Medical, Inc. *	3,915	220,845
Penumbra, Inc. *@	1,812	266,382
Quidel Corp. *	7,203	471,580
RTI Surgical Holdings Inc *	15,534	93,359
SeaSpine Holdings Corp. *	2,964	44,697
SurModics, Inc. *	4,156	180,703
Utah Medical Products, Inc.	831	73,336
Varex Imaging Corp. *	2,200	74,536
West Pharmaceutical Services, Inc.	1,000	110,200

		13,681,172

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *@	4,406	129,140
Addus HomeCare Corp. *	3,267	207,749
Amedisys, Inc. *	10,787	1,329,606
American Renal Associates Holdings, Inc. *	3,424	21,023
AMN Healthcare Services, Inc. *	12,615	594,040
BioScrip, Inc. *	9,341	18,682
BioTelemetry, Inc. *	9,637	603,469
Brookdale Senior Living, Inc. *	15,683	103,194
Capital Senior Living Corp. *	10,327	41,205
Chemed Corp.	4,206	1,346,214
Corvel Corp. *	5,100	332,724
Cross Country Healthcare, Inc. *	10,203	71,727
CynergisTek, Inc. *	2,905	14,438
Digirad Corp.	2,100	1,915
Diplomat Pharmacy, Inc. *@	7,290	42,355
Encompass Health Corp.	2,261	132,042
Ensign Group, Inc. (The)	12,996	665,265
HealthEquity, Inc. *	7,664	566,983
LHC Group, Inc. *	7,449	825,796
Magellan Health, Inc. *	5,674	374,030

	SHARES	VALUE†
MEDNAX, Inc. *	2,085	$56,649
National Healthcare Corp.	3,000	227,640
National Research Corp.	5,162	199,253
Owens & Minor, Inc.	7,490	30,709
Patterson Cos., Inc. @	6,194	135,339
Premier, Inc., Class A *	1,300	44,837
Providence Service Corp. (The) *	3,126	208,254
Psychemedics Corp.	2,439	34,219
Quorum Health Corp. *	3,902	5,463
RadNet, Inc. *	11,696	144,913
Select Medical Holdings Corp. *	32,016	451,105
Surgery Partners, Inc. *	1,077	12,149
Tenet Healthcare Corp. *	16,691	481,368
Tivity Health, Inc. *	11,398	200,149
Triple-S Management Corp., Class B *	5,369	122,521
U.S. Physical Therapy, Inc.	2,650	278,330

		10,054,495

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. *	40,631	387,620
Computer Programs & Systems, Inc.	2,670	79,272
Evolent Health, Inc., Class A *	3,026	38,067
HealthStream, Inc. *	7,364	206,634
HMS Holdings Corp. *	20,254	599,721
Medidata Solutions, Inc. *	1,212	88,767
NextGen Healthcare, Inc. *	14,776	248,680
Omnicell, Inc. *	8,824	713,332
Simulations Plus, Inc.	3,432	72,450
Teladoc Health, Inc. *@	802	44,591

		2,479,134

Hotels, Restaurants & Leisure — 3.5%
BBX Capital Corp.	2,088	12,361
Belmond Ltd., Class A *	22,738	566,858
Biglari Holdings, Inc., Class A *	7	5,148
Biglari Holdings, Inc., Class B *	74	10,461
BJ’s Restaurants, Inc.	4,955	234,272
Bloomin’ Brands, Inc.	25,380	519,021
Brinker International, Inc.	14,448	641,202
Caesars Entertainment Corp. *@	30,192	262,368
Carrols Restaurant Group, Inc. *	8,916	88,893
Cheesecake Factory, Inc. (The) @	10,818	529,217
Choice Hotels International, Inc.	10,908	847,988
Churchill Downs, Inc.	4,317	389,652
Chuy’s Holdings, Inc. *	3,969	90,374
Cracker Barrel Old Country Store, Inc.	3,034	490,325
Dave & Buster’s Entertainment, Inc.	8,459	421,850
Del Frisco’s Restaurant Group, Inc. *@	2,470	15,833
Del Taco Restaurants, Inc. *	9,103	91,576
Denny’s Corp. *	20,830	382,230
DineEquity, Inc. @	1,127	102,884
Dover Motorsports, Inc.	4,000	8,080
Drive Shack, Inc. *	17,393	78,095
Dunkin’ Brands Group, Inc.	5,347	401,560
El Pollo Loco Holdings, Inc. *	4,284	55,735
Eldorado Resorts, Inc. *	7,498	350,082
Extended Stay America, Inc.	8,000	143,600
Famous Dave’s of America, Inc. *	2,602	14,779
Fiesta Restaurant Group, Inc. *	6,458	84,664
Habit Restaurants, Inc. (The), Class A *	2,386	25,817
Hilton Grand Vacations, Inc. *	559	17,245
International Game Technology PLC @	969	12,587
Jack in the Box, Inc.	8,843	716,814

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Lindblad Expeditions Holdings, Inc. *	9,143	$139,431
Luby’s, Inc. *	7,260	10,454
Marriott Vacations Worldwide Corp.	11,562	1,081,047
Monarch Casino & Resort, Inc. *	1,490	65,441
Nathan’s Famous, Inc.	1,394	95,350
Papa John’s International, Inc. @	12,036	637,306
Papa Murphy’s Holdings, Inc. *@	672	3,521
Penn National Gaming, Inc. *	11,868	238,547
Planet Fitness, Inc. Class A *	14,937	1,026,471
Playa Hotels & Resorts NV *	1,000	7,630
Potbelly Corp. *	6,131	52,175
RCI Hospitality Holdings, Inc.	2,209	50,741
Red Lion Hotels Corp. *	7,375	59,590
Red Robin Gourmet Burgers, Inc. *	2,986	86,027
Ruth’s Hospitality Group, Inc.	7,088	181,382
Scientific Games Corp., Class A *	900	18,378
SeaWorld Entertainment, Inc. *	3,757	96,780
Shake Shack, Inc., Class A *	2,567	151,838
Six Flags Entertainment Corp.	2,932	144,694
Speedway Motorsports, Inc.	4,469	64,666
Texas Roadhouse, Inc.	17,624	1,096,037
Town Sports International Holdings, Inc. *	8,000	38,080
Wendy’s Co. (The)	49,718	889,455
Wingstop, Inc.	2,302	175,021
Wyndham Hotels & Resorts, Inc.	3,464	173,165

		14,194,798

Household Durables — 2.0%
Bassett Furniture Industries, Inc.	2,600	42,666
Beazer Homes USA, Inc. *	1,643	18,911
Cavco Industries, Inc. *	2,107	247,636
Century Communities, Inc. *	5,284	126,657
CSS Industries, Inc.	2,100	12,579
Dixie Group, Inc. (The) *	1,200	1,128
Ethan Allen Interiors, Inc.	6,848	131,002
Flexsteel Industries, Inc.	1,493	34,623
Green Brick Partners, Inc. *	4,024	35,210
Hamilton Beach Brands Holding Co., Class A	2,000	42,920
Helen of Troy Ltd. *	6,969	808,125
Hooker Furniture Corp.	2,500	72,075
Installed Building Products, Inc. *	6,010	291,485
iRobot Corp. *@	6,627	779,932
KB Home	21,141	510,978
La-Z-Boy, Inc.	11,348	374,371
Leggett & Platt, Inc.	4,223	178,295
Libbey, Inc. *	7,340	20,846
Lifetime Brands, Inc.	3,200	30,240
M.D.C. Holdings, Inc.	13,039	378,913
M/I Homes, Inc. *	5,641	150,163
Meritage Homes Corp. *	10,314	461,139
New Home Co., Inc. (The) *@	3,433	16,341
Orleans Homebuilders, Inc. @*~§	4,953	—
PulteGroup, Inc.	12,367	345,781
Roku, Inc. *	3,533	227,914
Skyline Champion Corp.	2,906	55,214
Taylor Morrison Home Corp., Class A *	9,818	174,270
Tempur Sealy International, Inc. *	6,494	374,509
Toll Brothers, Inc.	18,692	676,650
TopBuild Corp. *	4,720	305,950
TRI Pointe Group, Inc. *@	33,572	424,350
Tupperware Brands Corp.	11,712	299,593
Universal Electronics, Inc. *	3,172	117,840

	SHARES	VALUE†
VOXX International Corp. *	3,284	$15,172
William Lyon Homes, Class A *	5,111	78,556
ZAGG, Inc. *	6,699	60,760

		7,922,794

Household Products — 0.4%
Central Garden & Pet Co. *@	3,317	84,782
Central Garden & Pet Co., Class A *	7,899	183,652
Energizer Holdings, Inc.	11,460	514,898
Orchids Paper Products Co. *@	2,619	3,248
Spectrum Brands Holdings, Inc. @	3,776	206,849
WD-40 Co.	3,710	628,622

		1,622,051

Independent Power Producers & Energy Traders — 0.3%
AES Corp.	2,079	37,588
Atlantica Yield PLC	1,800	35,028
Clearway Energy, Inc., Class A	6,260	91,021
Clearway Energy, Inc., Class C	11,658	176,152
Ormat Technologies, Inc.	8,775	483,941
Pattern Energy Group, Inc., Class A	11,892	261,624
TerraForm Power, Inc., Class A	1,900	26,106

		1,111,460

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	1,200	147,144
Raven Industries, Inc.	8,755	335,929

		483,073

Insurance — 4.2%
Ambac Financial Group, Inc. *	10,249	185,712
American Equity Investment Life Holding Co.	23,614	638,050
American National Insurance Co.	1,527	184,492
AMERISAFE, Inc.	4,454	264,568
Argo Group International Holdings Ltd.	8,037	567,894
Assurant, Inc.	4,262	404,506
Assured Guaranty Ltd.	5,276	234,413
Atlas Financial Holdings, Inc. *	1,218	2,996
Axis Capital Holdings Ltd.	4,364	239,060
Brighthouse Financial, Inc. *	5,795	210,301
Citizens, Inc. *	11,958	79,760
CNO Financial Group, Inc.	45,733	739,960
Crawford & Co., Class B	4,945	45,148
Crawford & Co., Class A	10,528	97,279
Donegal Group, Inc., Class A	5,984	80,485
eHealth, Inc. *	4,939	307,897
EMC Insurance Group, Inc.	5,700	181,716
Employers Holdings, Inc.	8,660	347,353
Enstar Group Ltd. *	1,353	235,422
Erie Indemnity Co., Class A	856	152,813
FBL Financial Group, Inc., Class A	5,864	367,790
FedNat Holding Co.	3,068	49,211
First Acceptance Corp. *	9,380	11,725
First American Financial Corp.	6,017	309,876
Genworth Financial, Inc., Class A *	14,918	57,136
Global Indemnity Ltd.	3,187	96,821
Greenlight Capital Re Ltd., Class A *@	7,144	77,655
Hallmark Financial Services, Inc. *	5,700	59,280
Hanover Insurance Group, Inc. (The)	1,341	153,102
HCI Group, Inc.	3,024	129,216
Health Insurance Innovations, Inc., Class A *@	1,669	44,763
Heritage Insurance Holdings, Inc.	3,869	56,487
Horace Mann Educators Corp.	9,539	335,868
Independence Holding Co.	3,520	124,080
Investors Title Co.	393	62,055

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
James River Group Holdings Ltd.	829	$33,226
Kemper Corp.	17,836	1,358,033
Kingstone Cos, Inc.	2,759	40,668
Kinsale Capital Group, Inc.	400	27,428
Maiden Holdings Ltd.	18,753	13,928
MBIA, Inc. *	29,495	280,792
Mercury General Corp.	12,090	605,346
National General Holdings Corp.	17,357	411,882
Navigators Group, Inc. (The)	7,200	503,064
Old Republic International Corp.	21,106	441,538
Primerica, Inc.	10,078	1,231,028
ProAssurance Corp.	11,624	402,307
Protective Insurance Corp., Class B	1,818	33,669
RenaissanceRe Holdings Ltd.	2,704	388,024
RLI Corp.	11,470	822,972
Safety Insurance Group, Inc.	3,796	330,783
Selective Insurance Group, Inc.	13,673	865,227
State Auto Financial Corp.	9,300	306,156
Stewart Information Services Corp.	5,055	215,798
Third Point Reinsurance Ltd. *	655	6,799
Unico American Corp. *	1,700	10,200
United Fire Group, Inc.	6,100	266,631
United Insurance Holdings Corp.	9,819	156,122
Universal Insurance Holdings, Inc.	8,483	262,973
Unum Group	16,023	542,058
White Mountains Insurance Group Ltd.	28	25,913

		16,717,455

Interactive Media & Services — 0.2%
ANGI Homeservices, Inc., Class A *@	2,836	43,788
Cargurus, Inc. *	1,300	52,078
DHI Group, Inc. *	8,881	21,581
Liberty TripAdvisor Holdings, Inc., Class A *	3,488	49,495
Meet Group, Inc. (The) *	26,238	131,977
QuinStreet, Inc. *	5,714	76,510
Travelzoo, Inc. *	2,482	33,259
TripAdvisor, Inc. *	4,175	214,804
Yelp, Inc. *	812	28,014
Zedge, Inc., Class B *	2,411	4,291
Zillow Group, Inc., Class A *	1,027	35,123
Zillow Group, Inc., Class C *	3,081	107,034

		797,954

Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A *	8,747	159,458
Etsy, Inc. *	5,354	359,896
FTD Cos., Inc. *	7,083	3,612
Gaia, Inc. *@	1,407	12,874
Groupon, Inc. *	8,500	30,175
Liberty Expedia Holdings, Inc., Class A *	1,750	74,900
Liquidity Services, Inc. *	11,034	85,072
Overstock.com, Inc. *@	4,366	72,563
PetMed Express, Inc. @	6,065	138,161
Shutterfly, Inc. *	7,985	324,510
Shutterstock, Inc.	4,226	197,058
Stamps.com, Inc. *	2,543	207,026

		1,665,305

IT Services — 2.5%
Alithya Group, Inc., Class A *	2,741	8,607

	SHARES	VALUE†
Booz Allen Hamilton Holding Corp.	8,116	$471,864
CACI International, Inc., Class A *	6,111	1,112,324
Carbonite, Inc. *	7,780	193,022
Cardtronics PLC, Class A *	5,567	198,074
Cass Information Systems, Inc.	3,640	172,172
Computer Task Group, Inc. *	4,027	17,316
Conduent, Inc. *	3,934	54,407
CoreLogic, Inc. *	4,731	176,277
CSG Systems International, Inc.	7,562	319,873
Endurance International Group Holdings, Inc. *	1,300	9,425
EPAM Systems, Inc. *	2,126	359,570
Euronet Worldwide, Inc. *	1,500	213,885
Everi Holdings, Inc. *	4,400	46,288
ExlService Holdings, Inc. *	8,162	489,883
Genpact Ltd.	7,403	260,438
GTT Communications, Inc. *@	7,000	242,900
Hackett Group, Inc. (The)	7,235	114,313
Internap Corp. *@	3,747	18,585
Limelight Networks, Inc. *	30,307	97,892
Liveramp Hldgs, Inc. *	28,195	1,538,601
Luxoft Holding, Inc. *	600	35,226
Mantech International Corp., Class A	5,860	316,557
MAXIMUS, Inc.	1,388	98,520
MoneyGram International, Inc. *	131	267
MongoDB, Inc. *	496	72,922
NIC, Inc.	15,352	262,366
Okta, Inc. *	2,800	231,644
Perficient, Inc. *	7,603	208,246
PFSweb, Inc. *	6,940	36,157
PRGX Global, Inc. *	4,649	36,820
Sabre Corp.	10,478	224,124
Science Applications International Corp.	13,411	1,031,976
ServiceSource International, Inc. *	10,651	9,814
Steel Connect, Inc. *	6,850	13,769
SYKES Enterprises, Inc. *	10,013	283,168
Travelport Worldwide Ltd.	21,337	335,631
TTEC Holdings, Inc.	11,596	420,123
Virtusa Corp. *	7,110	380,030

		10,113,076

Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	107,924
Brunswick Corp.	1,750	88,078
Callaway Golf Co.	21,022	334,880
Clarus Corp.	1,900	24,339
Escalade, Inc.	1,950	21,782
Jakks Pacific, Inc. *	5,129	5,180
Johnson Outdoors, Inc., Class A	1,000	71,360
Malibu Boats, Inc., Class A *	4,760	188,401
Marine Products Corp.	4,652	62,662
MasterCraft Boat Holdings, Inc. *	2,852	64,370
Mattel, Inc. *@	11,512	149,656
Nautilus, Inc. *	7,268	40,410
Polaris Industries, Inc.	2,650	223,739
Vista Outdoor, Inc. *	4,965	39,770

		1,422,551

Life Sciences Tools & Services — 0.4%
Bio-Techne Corp.	815	161,818
Bruker Corp.	2,743	105,441
Cambrex Corp. *	7,454	289,588

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Charles River Laboratories International, Inc. *	1,219	$177,060
Enzo Biochem, Inc. *	16,338	44,603
Harvard Bioscience, Inc. *	10,123	43,630
Luminex Corp.	10,896	250,717
NeoGenomics, Inc. *	4,184	85,604
PRA Health Sciences, Inc. *	1,931	212,970
Syneos Health, Inc. *	2,308	119,462

		1,490,893

Machinery — 4.8%
Actuant Corp., Class A	13,999	341,156
AGCO Corp.	2,451	170,467
Alamo Group, Inc.	2,795	279,332
Albany International Corp., Class A	7,674	549,382
Allison Transmission Holdings, Inc.	6,606	296,741
Altra Industrial Motion Corp.	9,860	306,153
Astec Industries, Inc.	4,624	174,602
Barnes Group, Inc.	13,507	694,395
Blue Bird Corp. *	2,584	43,747
Briggs & Stratton Corp.	9,985	118,123
Chart Industries, Inc. *	6,711	607,480
CIRCOR International, Inc. *	4,536	147,874
Columbus McKinnon Corp.	5,051	173,502
Commercial Vehicle Group, Inc. *	3,758	28,824
Crane Co.	1,462	123,714
Donaldson Co., Inc.	5,841	292,400
Douglas Dynamics, Inc.	5,036	191,720
Eastern Co. (The)	1,272	35,005
EnPro Industries, Inc.	4,740	305,493
ESCO Technologies, Inc.	5,761	386,160
Federal Signal Corp.	14,428	374,984
Flowserve Corp.	3,035	137,000
Franklin Electric Co., Inc.	10,372	529,905
FreightCar America, Inc. *	1,800	11,088
Gardner Denver Holdings, Inc. *	6,065	168,668
Global Brass & Copper Holdings, Inc.	5,015	172,717
Gorman-Rupp Co. (The)	6,055	205,507
Graham Corp.	2,904	57,005
Greenbrier Cos., Inc. (The)	6,690	215,619
Harsco Corp. *	18,451	371,972
Hillenbrand, Inc.	16,258	675,195
Hurco Cos., Inc.	1,000	40,330
Hyster-Yale Materials Handling, Inc.	2,000	124,720
ITT, Inc.	4,948	286,984
John Bean Technologies Corp.	8,148	748,720
Kadant, Inc.	2,700	237,492
Kennametal, Inc.	14,622	537,358
LB Foster Co., Class A *	3,471	65,324
Lincoln Electric Holdings, Inc.	2,599	217,978
Lindsay Corp.	2,399	232,199
Lydall, Inc. *	3,767	88,374
Manitex International, Inc. *	1,300	9,945
Manitowoc Co., Inc. (The) *	7,249	118,956
Meritor, Inc. *	19,939	405,759
Middleby Corp. *@	829	107,795
Milacron Holdings Corp. *	1,600	18,112
Miller Industries, Inc.	2,958	91,254
Mueller Industries, Inc.	12,794	400,964
Mueller Water Products, Inc., Class A	37,216	373,649
Navistar International Corp. *	6,372	205,816
NN, Inc. @	6,764	50,662
Omega Flex, Inc.	1,525	115,595

	SHARES	VALUE†
Oshkosh Corp.	700	$52,591
Park-Ohio Holdings Corp.	3,551	114,981
Perma-Pipe International Holdings, Inc. *	1,900	16,701
Proto Labs, Inc. *	5,527	581,109
RBC Bearings, Inc. *	5,604	712,661
Rexnord Corp. *	24,475	615,301
Spartan Motors, Inc.	8,341	73,651
SPX Corp. *	6,967	242,382
SPX FLOW, Inc. *	6,533	208,403
Standex International Corp.	2,846	208,896
Sun Hydraulics Corp.	5,762	267,991
Tennant Co.	4,434	275,307
Terex Corp.	11,454	368,017
Timken Co. (The)	11,431	498,620
Titan International, Inc.	16,288	97,239
Toro Co. (The)	4,255	292,914
Trimas Corp. *	10,583	319,924
Trinity Industries, Inc.	5,561	120,841
Twin Disc, Inc. *	4,162	69,297
Wabash National Corp.	12,433	168,467
WABCO Holdings, Inc. *	1,143	150,682
Watts Water Technologies, Inc., Class A	7,262	586,915
Welbilt, Inc. *	32,658	534,938

		19,241,744

Marine — 0.2%
Costamare, Inc.	5,728	29,786
Eagle Bulk Shipping, Inc. *	3,052	14,192
Kirby Corp. *	4,949	371,719
Matson, Inc.	10,154	366,458
Scorpio Bulkers, Inc.	4,203	16,139

		798,294

Media — 1.8%
AH Belo Corp., Class A	3,878	14,426
AMC Networks, Inc., Class A *@	4,654	264,161
Beasley Broadcast Group, Inc., Class A	1,657	6,595
Cable One, Inc.	144	141,319
Central European Media Enterprises Ltd., Class A *@	4,512	17,958
Clear Channel Outdoor Holdings, Inc., Class A *	3,398	18,179
Entercom Communications Corp., Class A @	4,435	23,284
Entravision Communications Corp., Class A	20,577	66,669
EW Scripps Co. (The), Class A	17,365	364,665
Gannett Co., Inc. @	19,363	204,086
GCI Liberty, Inc., Class A *	8,984	499,600
Gray Television, Inc. *	15,960	340,906
Hemisphere Media Group, Inc. *	2,950	41,595
John Wiley & Sons, Inc., Class A	10,578	467,759
McClatchy Co. (The), Class A *	73	365
Meredith Corp. @	9,652	533,369
MSG Networks, Inc., Class A *	12,409	269,896
National CineMedia, Inc.	9,576	67,511
New Media Investment Group, Inc.	5,037	52,888
New York Times Co. (The), Class A @	39,959	1,312,653
News Corp., Class A	16,762	208,519
News Corp., Class B	3,559	44,452
Nexstar Media Group, Inc., Class A	11,553	1,251,999
Saga Communications, Inc., Class A	1,116	37,040
Salem Media Group, Inc.	1,041	2,660
Scholastic Corp.	7,171	285,119
Sinclair Broadcast Group, Inc., Class A	17,023	655,045
TechTarget, Inc. *	4,551	74,045
Tribune Publishing Co. *	4,438	52,324

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Urban One, Inc. *@	6,700	$13,400

		7,332,487

Metals & Mining — 1.7%
AK Steel Holding Corp. *@	41,100	113,025
Alcoa Corp. *	24,027	676,600
Allegheny Technologies, Inc. *@	21,731	555,662
Ampco-Pittsburgh Corp. *	1,498	4,943
Carpenter Technology Corp.	9,739	446,533
Century Aluminum Co. *	20,953	186,063
Cleveland-Cliffs, Inc. @	42,686	426,433
Coeur Mining, Inc. *	19,749	80,576
Commercial Metals Co.	28,061	479,282
Compass Minerals International, Inc.	7,742	420,933
Ferroglobe PLC	20,848	42,738
Ferroglobe Representation & Warranty Insurance Trust ~§	24,025	—
Friedman Industries, Inc.	700	5,369
Gold Resource Corp.	16,351	64,259
Haynes International, Inc.	1,520	49,902
Hecla Mining Co.	48,568	111,706
Kaiser Aluminum Corp.	4,533	474,741
Materion Corp.	4,900	279,594
McEwen Mining, Inc. @	21,736	32,604
Olympic Steel, Inc.	1,900	30,153
Reliance Steel & Aluminum Co.	8,480	765,405
Royal Gold, Inc.	3,325	302,342
Ryerson Holding Corp. *	6,828	58,448
Schnitzer Steel Industries, Inc., Class A	6,759	162,216
SunCoke Energy, Inc. *	14,843	126,017
TimkenSteel Corp. *@	11,317	122,903
United States Steel Corp.	13,108	255,475
Universal Stainless & Alloy Products, Inc. *	1,092	18,094
Worthington Industries, Inc.	12,987	484,675

		6,776,691

Multi-Utilities — 0.7%
Avista Corp.	16,918	687,209
Black Hills Corp.	10,799	799,882
MDU Resources Group, Inc.	6,101	157,589
NorthWestern Corp.	11,897	837,668
Unitil Corp.	4,584	248,315

		2,730,663

Multiline Retail — 0.2%
Big Lots, Inc. @	9,575	364,042
Dillard’s, Inc., Class A @	1,249	89,953
J.C. Penney Co., Inc. *@	37,504	55,881
Ollie’s Bargain Outlet Holdings, Inc. *	4,252	362,823
Tuesday Morning Corp. *	9,803	20,782

		893,481

Oil, Gas & Consumable Fuels — 2.9%
Abraxas Petroleum Corp. *	28,096	35,120
Adams Resources & Energy, Inc.	900	35,154
Antero Resources Corp. *	14,321	126,454
Approach Resources, Inc. *@	1,249	442
Arch Coal, Inc., Class A @	4,158	379,501
Ardmore Shipping Corp. *	1,612	9,930
Bonanza Creek Energy, Inc. *	1,752	39,753
California Resources Corp. *@	1,945	50,006
Callon Petroleum Co. *@	31,063	234,526

	SHARES	VALUE†
Carrizo Oil & Gas, Inc. *	559	$6,971
Centennial Resource Development, Inc., Class A *@	12,753	112,099
Chesapeake Energy Corp. *@	54,989	170,466
Clean Energy Fuels Corp. *	22,203	68,607
Cloud Peak Energy, Inc. *@	9,186	964
CNX Resources Corp. *	19,013	204,770
CONSOL Energy, Inc. *	2,376	81,307
Contango Oil & Gas Co. *	3,109	9,793
CVR Energy, Inc.	1,556	64,107
Delek US Holdings, Inc.	21,124	769,336
Denbury Resources, Inc. *@	32,490	66,604
DHT Holdings, Inc.	19,547	87,180
Dorian LPG Ltd. *	8,036	51,591
Earthstone Energy, Inc. Class A *	3,602	25,502
Encana Corp.	7,384	53,460
EnLink Midstream LLC	18,577	237,414
EP Energy Corp., Class A *@	9,937	2,584
EQT Corp.	11,816	245,064
Evolution Petroleum Corp.	8,084	54,567
Extraction Oil & Gas, Inc. *@	1,577	6,671
GasLog Ltd.	18,166	317,178
Goodrich Petroleum Corp. *	401	5,454
Green Plains, Inc.	9,194	153,356
Gulfport Energy Corp. *	12,179	97,676
Halcon Resources Corp. *@	7,203	9,724
HighPoint Resources Corp. *	21,993	48,604
International Seaways, Inc. *	4,383	75,125
Kosmos Energy Ltd. @	63,708	396,901
Laredo Petroleum, Inc. *	36,599	113,091
Matador Resources Co. *@	18,366	355,015
Midstates Petroleum Co., Inc. *	424	4,142
Montage Resources Corp. *	635	9,550
Murphy Oil Corp.	20,866	611,374
NACCO Industries, Inc., Class A	1,000	38,220
Oasis Petroleum, Inc. *	38,552	232,854
Overseas Shipholding Group, Inc., Class A *	11,837	27,107
Pacific Ethanol, Inc. *	12,792	12,536
Panhandle Oil & Gas, Inc., Class A	5,216	81,891
Par Pacific Holdings, Inc. *	4,135	73,644
Parsley Energy, Inc., Class A *	29,123	562,074
PBF Energy, Inc., Class A	23,970	746,426
PDC Energy, Inc. *	11,615	472,498
Peabody Energy Corp.	15,042	426,140
Penn Virginia Corp. *	1,880	82,908
QEP Resources, Inc. *	23,580	183,688
Range Resources Corp. @	9,528	107,095
Renewable Energy Group, Inc. *@	11,376	249,817
Rex American Resources Corp. *	1,575	126,961
Ring Energy, Inc. *	11,864	69,642
Sanchez Energy Corp. *@	9,678	1,926
SandRidge Energy, Inc. *	4,227	33,900
Scorpio Tankers, Inc.	4,219	83,705
SemGroup Corp., Class A	9,580	141,209
Ship Finance International Ltd. @	20,026	247,121
SilverBow Resources, Inc. *	1,024	23,552
SM Energy Co.	13,539	236,797
Southwestern Energy Co. *@	85,859	402,679
SRC Energy, Inc. *@	47,630	243,866
Talos Energy, Inc. *	4,465	118,590
Teekay Corp. @	5,035	19,737

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Ultra Petroleum Corp. *@	7,738	$4,720
W&T Offshore, Inc. *	31,492	217,295
Whiting Petroleum Corp. *@	13,670	357,334
World Fuel Services Corp.	6,251	180,591
WPX Energy, Inc. *	37,576	492,621

		11,726,277

Paper & Forest Products — 0.7%
Boise Cascade Co.	9,706	259,732
Clearwater Paper Corp. *	3,870	75,388
Domtar Corp.	13,884	689,340
Louisiana-Pacific Corp.	32,123	783,159
Mercer International, Inc.	13,909	187,910
Neenah Paper, Inc.	3,300	212,388
P. H. Glatfelter Co.	10,448	147,526
Resolute Forest Products, Inc.	8,572	67,719
Schweitzer-Mauduit International, Inc.	7,265	281,301
Verso Corp. Class A *	5,404	115,754

		2,820,217

Personal Products — 0.8%
CCA Industries, Inc. *	556	851
Coty, Inc., Class A	60,351	694,036
Edgewell Personal Care Co. *	5,042	221,293
Inter Parfums, Inc.	10,446	792,538
Medifast, Inc.	2,790	355,865
Natural Alternatives International, Inc. *	1,000	11,500
Natural Health Trends Corp.	1,100	14,256
Natures Sunshine Products, Inc. *	1,700	15,793
Nu Skin Enterprises, Inc., Class A	8,973	429,448
Revlon, Inc., Class A *@	5,298	102,675
United-Guardian, Inc.	600	11,490
USANA Health Sciences, Inc. *	5,700	478,059

		3,127,804

Pharmaceuticals — 0.8%
Adamis Pharmaceuticals Corp. *@	2,905	6,130
Akorn, Inc. *	7,475	26,312
Amphastar Pharmaceuticals, Inc. *	12,394	253,209
ANI Pharmaceuticals, Inc. *	2,753	194,197
Aratana Therapeutics, Inc. *	16,344	58,838
Assertio Therapeutics, Inc. *	7,708	39,080
Catalent, Inc. *	3,187	129,360
Corcept Therapeutics, Inc. *	6,100	71,614
Cumberland Pharmaceuticals, Inc. *	5,912	34,349
Endo International PLC *	13,442	107,939
Horizon Pharma PLC *	8,517	225,104
Innoviva, Inc. *	9,199	129,062
Intra-Cellular Therapies, Inc. *	3,760	45,797
Lannett Co., Inc. *@	4,608	36,265
Mallinckrodt PLC *@	7,995	173,811
Melinta Therapeutics, Inc. *@	645	2,290
Otonomy, Inc. *	6,289	16,540
Perrigo Co. PLC	15,181	731,117
Phibro Animal Health Corp., Class A	3,593	118,569
Prestige Consumer Healthcare Inc *@	11,257	336,697
Supernus Pharmaceuticals, Inc. *	12,411	434,881
Taro Pharmaceutical Industries Ltd.	250	27,022
Tetraphase Pharmaceuticals, Inc. *	11,038	14,791
Zogenix, Inc. *@	2,380	130,924
Zynerba Pharmaceuticals, Inc. *@	1,626	8,813

		3,352,711

Professional Services — 2.1%
Acacia Research Corp. *	7,978	26,008

	SHARES	VALUE†
Asgn, Inc. *	13,528	$858,893
Barrett Business Services, Inc.	1,975	152,727
CBIZ, Inc. *	12,918	261,460
CRA International, Inc.	2,200	111,188
Exponent, Inc.	13,302	767,792
Forrester Research, Inc.	4,906	237,205
Franklin Covey Co. *	3,586	90,726
FTI Consulting, Inc. *	9,657	741,851
GP Strategies Corp. *	5,007	60,835
Heidrick & Struggles International, Inc.	4,281	164,091
Hill International, Inc. *	10,450	30,514
Huron Consulting Group, Inc. *	5,178	244,505
ICF International, Inc.	4,400	334,752
Innerworkings, Inc. *	15,440	55,893
Insperity, Inc.	11,400	1,409,724
Kelly Services, Inc., Class A	7,420	163,685
Kforce, Inc.	6,360	223,363
Korn FerryKorn Ferry	13,550	606,769
Mastech Digital, Inc. *	2,122	13,077
Mistras Group, Inc. *	6,212	85,788
Navigant Consulting, Inc.	6,801	132,416
RCM Technologies, Inc. *	2,995	11,800
Resources Connection, Inc.	8,502	140,623
Robert Half International, Inc.	3,097	201,801
TriNet Group, Inc. *	13,099	782,534
TrueBlue, Inc. *	10,021	236,896
Volt Information Sciences, Inc. *	2,024	9,513
WageWorks, Inc. *	800	30,208
Willdan Group, Inc. *	3,462	128,336

		8,314,973

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	3,209	81,637
Altisource Portfolio Solutions SA *	5,434	128,623
Consolidated-Tomoka Land Co.	1,549	91,468
Forestar Group, Inc. *	1,150	19,884
Griffin Industrial Realty, Inc.	420	14,637
HFF, Inc., Class A	9,968	475,972
Howard Hughes Corp. (The) *	1,408	154,880
Jones Lang LaSalle, Inc.	1,785	275,211
Kennedy-Wilson Holdings, Inc.	22,178	474,387
Marcus & Millichap, Inc. *	7,383	300,710
Maui Land & Pineapple Co., Inc. *	3,255	37,205
Newmark Group, Inc., Class A	27,250	227,265
Rafael Holdings, Inc., Class B *	3,410	43,136
RE/MAX Holdings, Inc., Class A	3,519	135,622
Realogy Holdings Corp.	5,347	60,956
RMR Group, Inc. (The), Class A	1,159	70,676
St. Joe Co. (The) *@	3,249	53,576
Stratus Properties, Inc. *	313	8,266
Tejon Ranch Co. *	6,786	119,434

		2,773,545

Road & Rail — 0.9%
ArcBest Corp.	6,195	190,744
Avis Budget Group, Inc. *	20,482	714,002
Covenant Transportation Group, Inc., Class A *	3,731	70,814
Genesee & Wyoming, Inc., Class A *	2,026	176,546
Heartland Express, Inc.	18,720	360,921
Knight-Swift Transportation Holdings, Inc. @	1,570	51,308
Landstar System, Inc.	3,248	355,299
Marten Transport Ltd.	12,807	228,349
P.A.M. Transportation Services, Inc. *	1,523	74,536
Saia, Inc. *	6,077	371,305

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Schneider National, Inc., Class B	1,500	$31,575
Universal Truckload Services, Inc.	3,300	64,944
USA Truck, Inc. *	2,154	31,104
Werner Enterprises, Inc.	18,852	643,796
YRC Worldwide, Inc. *	11,286	75,503

		3,440,746

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. *	8,822	438,277
Alpha & Omega Semiconductor Ltd. *	6,435	74,067
Ambarella, Inc. *@	1,829	79,013
Amkor Technology, Inc. *	65,698	561,061
Amtech Systems, Inc. *	4,964	26,458
Axcelis Technologies, Inc. *	7,504	150,980
AXT, Inc. *	13,995	62,278
Brooks Automation, Inc.	16,972	497,789
Cabot Microelectronics Corp.	6,595	738,376
Ceva, Inc. *	4,958	133,668
Cirrus Logic, Inc. *	7,387	310,771
Cohu, Inc.	8,645	127,514
Cree, Inc. *@	18,393	1,052,447
Cyberoptics Corp. *	2,334	39,911
Cypress Semiconductor Corp.	1,769	26,393
Diodes, Inc. *	11,325	392,977
DSP Group, Inc. *	3,919	55,140
Entegris, Inc.	31,223	1,114,349
First Solar, Inc. *	13,324	704,040
FormFactor, Inc. *	16,807	270,425
GSI Technology, Inc. *	8,514	66,154
Impinj, Inc. *	1,813	30,377
Integrated Device Technology, Inc. *	21,680	1,062,103
inTEST Corp. *	4,064	27,310
Kopin Corp. *@	5,434	7,282
Kulicke & Soffa Industries, Inc.	15,398	340,450
Lattice Semiconductor Corp. *	28,018	334,255
MACOM Technology Solutions Holdings,
Inc., Class H *@	447	7,469
Magnachip Semiconductor Corp. *@	4,588	33,951
MaxLinear, Inc. *@	9,792	249,990
MKS Instruments, Inc.	9,585	891,884
Monolithic Power Systems, Inc.	1,947	263,799
Nanometrics, Inc. *	5,940	183,427
NeoPhotonics Corp. *	5,402	33,979
NVE Corp.	1,137	111,301
PDF Solutions, Inc. *@	9,388	115,942
Photronics, Inc. *	16,333	154,347
Pixelworks, Inc. *	6,964	27,299
Power Integrations, Inc.	6,728	470,556
Rambus, Inc. *	23,915	249,912
Rudolph Technologies, Inc. *	7,085	161,538
Semtech Corp. *	16,278	828,713
Silicon Laboratories, Inc. *	10,644	860,674
SolarEdge Technologies, Inc. *	1,621	61,079
Synaptics, Inc. *@	7,794	309,811
Teradyne, Inc.	1,800	71,712
Ultra Clean Holdings, Inc. *@	8,834	91,432
Universal Display Corp. @	1,828	279,410
Veeco Instruments, Inc. *	6,421	69,604
Versum Materials, Inc.	3,500	176,085

	SHARES	VALUE†
Xperi Corp.	11,774	$275,512

		14,703,291

Software — 3.3%
ACI Worldwide, Inc. *	29,488	969,271
Agilysys, Inc. *	8,566	181,342
Alteryx, Inc., Class A *@	783	65,670
American Software, Inc., Class A	7,098	84,821
Appfolio, Inc., Class A *	4,264	338,562
Aspen Technology, Inc. *	4,273	445,503
Asure Software, Inc. *@	4,622	28,240
Aware, Inc. *	4,900	17,738
Blackbaud, Inc.	7,542	601,324
Bottomline Technologies de, Inc. *	3,996	200,160
Bsquare Corp. *	2,300	4,485
CDK Global, Inc.	3,172	186,577
Coupa Software, Inc. *	3,891	354,003
Ebix, Inc. @	2,155	106,392
eGain Corp. *	6,644	69,430
Ellie Mae, Inc. *	2,021	199,453
Envestnet, Inc. *	1,760	115,086
Fair Isaac Corp. *	1,394	378,652
Finjan Holdings, Inc. *	9,872	28,925
Globant SA *	760	54,264
GSE Systems, Inc. *	2,896	8,109
Guidewire Software, Inc. *	2,842	276,129
HubSpot, Inc. *	2,698	448,435
j2 Global, Inc.	3,394	293,920
LogMeIn, Inc.	1,838	147,224
Manhattan Associates, Inc. *	2,600	143,286
MicroStrategy, Inc., Class A *	1,426	205,701
Monotype Imaging Holdings, Inc.	9,997	198,840
New Relic, Inc. *	3,755	370,619
Nutanix, Inc., Class A *	7,006	264,406
OneSpan, Inc. *	7,796	149,839
Paycom Software, Inc. *	3,355	634,531
Paylocity Holding Corp. *	2,763	246,432
Pegasystems, Inc.	15,185	987,025
Progress Software Corp.	10,574	469,168
Proofpoint, Inc. *	3,500	425,005
QAD, Inc., Class B	1,219	37,801
QAD, Inc., Class A	4,078	175,639
Qualys, Inc. *	4,710	389,705
RealNetworks, Inc. *	7,399	23,011
RealPage, Inc. *	4,600	279,174
RingCentral, Inc., Class A *	2,517	271,333
Rubicon Project, Inc. (The) *	6,096	37,064
Seachange International, Inc. *	5,137	6,832
Tableau Software, Inc., Class A *	1,210	154,009
Teradata Corp. *	6,634	289,574
TiVo Corp.	30,394	283,272
Trade Desk Inc/The, Class A *@	944	186,865
Verint Systems, Inc. *	12,694	759,863
Zendesk, Inc. *	5,613	477,105
Zix Corp. *	16,383	112,715

		13,182,529

Specialty Retail — 3.3%
Aaron’s, Inc.	18,376	966,578
Abercrombie & Fitch Co., Class A	16,988	465,641
America’s Car-Mart, Inc. *	1,834	167,518
American Eagle Outfitters, Inc.	43,288	959,695
Asbury Automotive Group, Inc. *	4,521	313,577

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Ascena Retail Group, Inc. *	54,881	$59,272
At Home Group, Inc. *@	6,138	109,625
AutoNation, Inc. *	900	32,148
Barnes & Noble Education, Inc. *	5,686	23,881
Barnes & Noble, Inc. @	8,824	47,914
Bed Bath & Beyond, Inc.	3,408	57,902
Big 5 Sporting Goods Corp.	3,022	9,610
Boot Barn Holdings, Inc. *	5,243	154,354
Buckle, Inc. (The) @	12,544	234,824
Build-A-Bear Workshop, Inc. *	5,546	33,831
Caleres, Inc.	9,828	242,653
Cato Corp. (The), Class A	6,792	101,744
Chico’s FAS, Inc. @	15,662	66,877
Children’s Place, Inc. (The) @	3,819	371,512
Citi Trends, Inc.	3,065	59,185
Conn’s, Inc. *	7,107	162,466
Designer Brands, Inc.	16,731	371,763
Destination Maternity Corp. *	2,800	6,104
Dick’s Sporting Goods, Inc. @	10,466	385,253
Express, Inc. *	9,133	39,089
Five Below, Inc. *	11,553	1,435,460
Floor & Decor Holdings, Inc., Class A *@	1,960	80,791
Foot Locker, Inc.	5,780	350,268
Francesca’s Holdings Corp. *@	4,206	2,845
GameStop Corp., Class A @	11,233	114,127
Genesco, Inc. *	5,042	229,663
Group 1 Automotive, Inc.	2,384	154,245
Guess?, Inc.	19,715	386,414
Haverty Furniture Cos., Inc.	4,500	98,460
Hibbett Sports, Inc. *	4,336	98,904
Kirkland’s, Inc. *	3,932	27,642
Lithia Motors, Inc., Class A @	5,254	487,309
MarineMax, Inc. *	4,545	87,082
Monro, Inc. @	9,650	834,918
Murphy USA, Inc. *	9,253	792,242
Office Depot, Inc.	67,627	245,486
Penske Auto Group, Inc. @	1,742	77,780
Pier 1 Imports, Inc. *@	10,058	7,679
Rent-A-Center, Inc. *	11,080	231,240
RTW RetailWinds, Inc. *	9,814	23,554
Sally Beauty Holdings, Inc. *@	4,925	90,669
Shoe Carnival, Inc. @	2,788	94,876
Signet Jewelers Ltd.	9,096	247,047
Sleep Number Corp. *	13,560	637,320
Sonic Automotive, Inc., Class A @	7,331	108,572
Sportsman’s Warehouse Holdings, Inc. *@	7,232	34,714
Stage Stores, Inc. @	5,910	6,087
Tailored Brands, Inc. @	7,289	57,146
Tandy Leather Factory, Inc. *	3,611	21,666
Tile Shop Holdings, Inc.	4,471	25,306
Tilly’s, Inc., Class A	3,349	37,274
Trans World Entertainment Corp. *	4,400	1,847
TravelCenters of America LLC *	6,721	27,623
Urban Outfitters, Inc. *	4,462	132,254
Vitamin Shoppe, Inc. *	3,037	21,380
Williams-Sonoma, Inc. @	2,008	112,990
Winmark Corp.	1,294	244,035
Zumiez, Inc. *	6,580	163,776

		13,273,707

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	1,548	156,023
Columbia Sportswear Co.	1,363	141,997

	SHARES	VALUE†
Crocs, Inc. *	21,632	$557,024
Culp, Inc.	3,922	75,420
Deckers Outdoor Corp. *	7,708	1,132,999
Delta Apparel, Inc. *	1,153	25,620
Fossil Group, Inc. *@	2,477	33,984
G-III Apparel Group Ltd. *	11,805	471,728
Hanesbrands, Inc.	21,550	385,314
Lakeland Industries, Inc. *	3,373	39,599
Movado Group, Inc.	4,486	163,201
Oxford Industries, Inc.	3,886	292,460
Rocky Brands, Inc.	1,000	23,960
Skechers U.S.A., Inc., Class A *	5,619	188,855
Steven Madden Ltd.	19,097	646,242
Superior Group of Cos., Inc.	2,200	36,564
Unifi, Inc. *	4,533	87,714
Vera Bradley, Inc. *	8,936	118,402
Wolverine World Wide, Inc.	26,290	939,342

		5,516,448

Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc. *@	15,640	452,934
Capitol Federal Financial, Inc.	32,013	427,374
Citizens Community Bancorp, Inc.	400	4,772
Dime Community Bancshares, Inc.	9,362	175,350
ESSA Bancorp, Inc.	1,900	29,260
Essent Group Ltd. *	3,131	136,042
Federal Agricultural Mortgage Corp., Class C	1,400	101,402
First Defiance Financial Corp.	4,802	138,009
Flagstar Bancorp, Inc.	13,420	441,786
FS Bancorp, Inc.	481	24,281
Hingham Institution for Savings	348	59,859
Home Bancorp, Inc.	994	33,051
HomeStreet, Inc. *	6,890	181,552
HopFed Bancorp, Inc.	415	8,176
Impac Mortgage Holdings, Inc. *@	301	1,180
Kearny Financial Corp.	22,323	287,297
LendingTree, Inc. *@	2,115	743,549
Meridian Bancorp, Inc.	11,660	182,945
Meta Financial Group, Inc.	10,173	200,205
MGIC Investment Corp. *	12,435	164,018
Mr Cooper Group, Inc. *@	5,663	54,308
New York Community Bancorp, Inc. @	29,662	343,189
NMI Holdings, Inc., Class A *	8,926	230,916
Northfield Bancorp, Inc.	12,861	178,768
Northwest Bancshares, Inc.	21,987	373,119
OceanFirst Financial Corp.	7,799	187,644
Ocwen Financial Corp. *	14,766	26,874
Oritani Financial Corp.	12,272	204,083
PennyMac Financial Services, Inc.	1,561	34,717
Provident Financial Holdings, Inc.	1,124	22,390
Provident Financial Services, Inc.	14,994	388,195
Radian Group, Inc.	8,095	167,890
Riverview Bancorp, Inc.	7,484	54,708
SI Financial Group, Inc.	2,065	26,659
Southern Missouri Bancorp, Inc.	686	21,129
Territorial Bancorp, Inc.	2,866	77,124
Timberland Bancorp, Inc.	2,600	72,748
Trustco Bank Corp. NY	23,642	183,462
United Community Financial Corp.	13,592	127,085
United Financial Bancorp, Inc.	12,844	184,311
Walker & Dunlop, Inc.	7,423	377,905
Washington Federal, Inc.	21,320	615,935
Waterstone Financial, Inc.	6,869	113,064
Western New England Bancorp, Inc.	8,306	76,664

See notes to portfolios of investments

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
WSFS Financial Corp.	11,761	$453,975

		8,389,904

Tobacco — 0.2%
Pyxus International, Inc. *	3,932	93,936
Turning Point Brands, Inc.	1,280	58,995
Universal Corp.	5,600	322,728
Vector Group Ltd. @	38,305	413,311

		888,970

Trading Companies & Distributors — 1.4%
Air Lease Corp.	2,048	70,349
Applied Industrial Technologies, Inc.	9,141	543,615
Beacon Roofing Supply, Inc. *	16,149	519,352
BMC Stock Holdings, Inc. *	15,041	265,774
CAI International, Inc. *	3,151	73,103
DXP Enterprises, Inc. *	4,133	160,856
GATX Corp.	8,343	637,155
GMS, Inc. *	2,900	43,848
H&E Equipment Services, Inc.	7,929	199,097
Herc Holdings, Inc. *	5,162	201,215
Huttig Building Products, Inc. *@	1,858	5,147
Kaman Corp.	6,543	382,373
Lawson Products, Inc. *	1,575	49,392
MRC Global, Inc. *	16,111	281,620
MSC Industrial Direct Co., Class A	936	77,417
NOW, Inc. *	21,709	303,058
Rush Enterprises, Inc., Class A	8,185	342,215
Systemax, Inc.	8,559	193,776
Textainer Group Holdings Ltd. *	6,922	66,797
Titan Machinery, Inc. *	5,750	89,470
Triton International Ltd.	13,664	424,950
Univar, Inc. *	1,143	25,329
Veritiv Corp. *	1,000	26,320
Watsco, Inc.	741	106,119
WESCO International, Inc. *	7,914	419,521
Willis Lease Finance Corp. *	900	38,151

		5,546,019

Water Utilities — 0.7%
American States Water Co.	10,799	769,969
Aqua America, Inc.	5,414	197,286
Artesian Resources Corp., Class A	2,492	92,877
California Water Service Group	11,688	634,425
Connecticut Water Service, Inc.	3,754	257,712
Consolidated Water Co., Ltd.	2,822	36,319
Middlesex Water Co.	5,644	316,008
Pure Cycle Corp. *	1,000	9,860
SJW Corp.	4,400	271,656
York Water Co.	3,670	125,954

		2,712,066

Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	10,681	248,654
Shenandoah Telecommunications Co.	13,592	602,941
Spok Holdings, Inc.	5,786	78,805
Telephone & Data Systems, Inc.	18,553	570,134
United States Cellular Corp. *	2,957	135,756

		1,636,290

TOTAL COMMON STOCKS (Identified Cost $271,182,886)		400,400,939

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR *§~¶	13,144	$2,558

Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	—

Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR *§~¶	656	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $3,411)		2,558

PREFERRED STOCKS — 0.0%
Media — 0.0%
GCI Liberty, Inc. 7.000% *	1,826	44,792

TOTAL PREFERRED STOCKS (Identified Cost $7,177)		44,792

SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.390%	1,107,005	1,107,005

Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.430%	3,392,464	3,392,464

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,499,469)		4,499,469

Total Investments — 100.9% (Identified Cost $275,692,943)		404,947,758
Liabilities, Less Cash and Other Assets — (0.9%)		(3,521,934)

Net Assets — 100.0%		$401,425,824

†	See Notes to Portfolios of Investments
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $29,674,667.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

See notes to portfolios of investments

Portfolio Sectors as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	21.0%
Industrials	18.7%
Information Technology	14.9%
Consumer Discretionary	14.6%
Health Care	9.3%
Materials	5.9%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.9%
Communication Services	3.5%

100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.7%
Australia — 5.8%
AMP Ltd. @	434,046	$647,208
Australia & New Zealand Banking Group Ltd.	572,127	10,574,392
Bank of Queensland Ltd. @	81,150	524,347
Bendigo & Adelaide Bank Ltd. @	89,016	611,832
BlueScope Steel Ltd.	175,538	1,738,738
Boral Ltd.	232,161	756,643
Challenger Ltd.	19,494	114,609
Crown Resorts Ltd.	14,484	118,373
Downer EDI Ltd.	107,258	584,897
Fortescue Metals Group Ltd.	559,877	2,826,513
Harvey Norman Holdings Ltd. @	136,089	388,453
Incitec Pivot Ltd.	342,907	759,661
National Australia Bank Ltd.	231,276	4,149,775
Newcrest Mining Ltd.	54,329	984,081
Oil Search Ltd.	20,049	111,751
Origin Energy Ltd.	203,601	1,040,881
QBE Insurance Group Ltd.	157,936	1,380,473
Qube Holdings Ltd.	50,863	101,123
Santos Ltd.	261,255	1,266,993
South32 Ltd.	935,716	2,478,230
Star Entertainment Group Ltd. (The)	192,770	572,143
Suncorp Group Ltd.	136,717	1,337,706
TABCORP Holdings Ltd.	208,042	682,467
Westpac Banking Corp. @	116,398	2,142,246
Whitehaven Coal Ltd.	220,943	635,366
Woodside Petroleum Ltd.	126,377	3,106,590
WorleyParsons Ltd.	30,039	302,021

		39,937,512

Austria — 0.1%
Raiffeisen Bank International AG	19,663	441,360
Voestalpine AG	5,867	178,156

		619,516

Belgium — 1.1%
Ageas	34,647	1,671,207
KBC Groep NV	31,034	2,168,116
Proximus SADP	12,175	351,129
Solvay SA	16,274	1,759,452
UCB SA	15,711	1,349,280

		7,299,184

Canada — 8.6%
Agnico Eagle Mines Ltd.	27,469	1,194,901
AltaGas Ltd. @	20,555	270,560
ARC Resources Ltd.	32,746	223,477
Bank of Montreal	79,335	5,935,845
Bank of Nova Scotia (The)	49,320	2,627,770
Barrick Gold Corp.	168,511	2,310,286
Bausch Health Cos, Inc. *	59,467	1,468,835
Cameco Corp. ¥	13,948	164,389
Cameco Corp. @	49,846	587,684
Canadian Imperial Bank of Commerce @	2,175	171,977
Canadian Natural Resources Ltd.	177,442	4,879,655
Cenovus Energy, Inc.	104,410	906,279
Crescent Point Energy Corp.	22,500	72,900
Empire Co., Ltd., Class A	25,492	551,864
Encana Corp.	99,224	718,382
EnCana Corp. ¥	29,500	213,687
Fairfax Financial Holdings Ltd.	6,107	2,828,775
First Quantum Minerals Ltd.	97,508	1,105,434
Goldcorp, Inc. @	118,744	1,358,431
Great-West Lifeco, Inc.	25,133	608,601

	SHARES	VALUE†
Husky Energy, Inc.	97,683	$968,533
Ia Financial Corp., Inc. *	31,827	1,173,670
Imperial Oil Ltd. @	29,298	801,886
Kinross Gold Corp. *	345,631	1,189,735
Linamar Corp.	10,731	384,802
Lundin Mining Corp.	167,662	777,868
Magna International, Inc.	52,396	2,551,161
Manulife Financial Corp.	184,732	3,123,818
Metro, Inc.	8,248	303,664
Nutrien Ltd.	37,001	1,952,173
Seven Generations Energy Ltd., Class A *	32,689	236,053
SNC-Lavalin Group, Inc.	2,322	58,921
Sun Life Financial, Inc. ¥	18,119	696,097
Sun Life Financial, Inc.	55,699	2,139,399
Suncor Energy, Inc. ¥	217,673	7,054,602
Suncor Energy, Inc.	26,634	863,741
Teck Resources Ltd., Class A	500	11,599
Teck Resources Ltd., Class B ¥	75,600	1,749,206
Teck Resources Ltd., Class B	94,542	2,191,484
TMX Group Ltd.	7,571	487,624
Tourmaline Oil Corp.	63,000	973,038
Turquoise Hill Resources Ltd. *	106,042	174,574
Wheaton Precious Metals Corp.	27,867	663,792
Whitecap Resources, Inc. @	12,663	43,683
WSP Global, Inc.	1,503	82,137

		58,852,992

Denmark — 1.5%
AP Moeller - Maersk A/S, Class A	430	520,104
AP Moeller - Maersk A/S, Class B @	315	399,560
Carlsberg A/S, Class B	15,445	1,928,943
Danske Bank A/S	41,578	729,680
DSV A/S	14,852	1,228,257
H Lundbeck A/S @	12,173	526,764
ISS A/S	29,861	908,563
Novozymes A/S, B Shares	6,176	283,958
Rockwool International A/S, B Shares	1,546	362,144
Tryg A/S	7,068	193,920
Vestas Wind Systems A/S	37,580	3,162,064
William Demant Holding A/S *	6,864	202,968

		10,446,925

Finland — 1.1%
Fortum Oyj @	60,214	1,231,347
Nokia Oyj	150,557	856,934
Nordea Bank Abp @	203,902	1,551,640
Stora Enso Oyj, R Shares	83,052	1,015,018
UPM-Kymmene Oyj @	89,202	2,601,622

		7,256,561

France — 9.6%
Amundi SA ±	3,901	245,491
Arkema SA	12,890	1,227,021
AXA SA	161,385	4,060,585
BNP Paribas SA	84,753	4,051,005
Bollore SA	146,617	662,476
Bouygues SA	55,128	1,969,599
Carrefour SA	133,538	2,494,108
Casino Guichard Perrachon SA @	3,929	170,344
Cie de Saint-Gobain	80,685	2,924,327
Cie Generale des Etablissements Michelin	36,937	4,367,153
CNP Assurances	30,914	680,378
Credit Agricole SA	58,593	707,877
Electricite de France SA	99,129	1,355,503
Engie SA	98,927	1,473,700
Iliad SA	1,492	149,792

See notes to portfolios of investments

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Natixis SA	137,488	$735,818
Orange SA	348,263	5,664,630
Peugeot SA	170,171	4,149,935
Renault SA	41,969	2,773,409
Sanofi	24,973	2,205,781
SCOR SE	16,613	707,409
Societe Generale SA	76,282	2,205,550
Total SA	373,311	20,737,081

		65,718,972

Germany — 6.7%
Allianz SE	4,681	1,041,151
Bayer AG	82,988	5,362,088
Bayerische Motoren Werke AG	67,669	5,218,656
Commerzbank AG *	150,668	1,166,182
Daimler AG	181,311	10,626,901
Deutsche Bank AG	46,122	375,613
Deutsche Bank AG	177,432	1,440,748
Deutsche Lufthansa AG	82,096	1,801,765
Deutsche Telekom AG	239,461	3,974,165
Fraport AG Frankfurt Airport Services Worldwide	201	15,386
Hapag-Lloyd AG ±	3,538	111,919
HeidelbergCement AG	42,255	3,041,156
Innogy SE *	16,683	713,945
METRO AG	22,425	372,046
Muenchener Rueckversicherungs AG	12,748	3,017,315
RWE AG	131,144	3,515,949
Talanx AG *	13,218	509,466
Telefonica Deutschland Holding AG	207,880	652,697
Uniper SE	55,055	1,660,672
Volkswagen AG	6,709	1,091,997
Wacker Chemie AG	976	84,083

		45,793,900

Hong Kong — 3.7%
Bank of East Asia Ltd. (The)	15,400	50,026
Cathay Pacific Airways Ltd.	231,000	404,326
CK Asset Holdings Ltd.	140,000	1,244,849
CK Hutchison Holdings Ltd.	414,624	4,354,900
Hang Lung Group Ltd.	195,000	625,991
Hang Lung Properties Ltd.	283,000	690,741
Henderson Land Development Co., Ltd.	121,531	772,539
Hongkong Land Holdings Ltd.	140,700	1,000,377
Hopewell Holdings Ltd.	63,500	312,244
Kerry Properties Ltd.	162,000	723,329
Melco International Development Ltd.	132,000	309,403
MTR Corp. Ltd.	121,039	749,367
New World Development Co., Ltd.	1,189,436	1,972,810
NWS Holdings Ltd.	290,715	635,503
Shangri-La Asia Ltd.	175,143	248,995
Sino Land Co., Ltd.	499,249	965,433
SJM Holdings Ltd.	433,000	494,230
Sun Hung Kai Properties Ltd.	207,177	3,555,022
Swire Pacific Ltd., Series A	132,000	1,698,355
Swire Pacific Ltd., Series B	210,000	420,003
Tsim Sha Tsui Properties	60,907	198,240
WH Group Ltd. ±	585,000	625,991
Wharf Holdings Ltd. (The)	270,000	815,164
Wheelock & Co., Ltd.	231,000	1,692,049

	SHARES	VALUE†
Yue Yuen Industrial Holdings Ltd.	173,000	$595,036

		25,154,923

Ireland — 0.4%
AIB Group PLC	71,738	322,050
Bank of Ireland Group PLC	82,683	492,501
CRH PLC, ADR	38,201	1,184,231
Paddy Power Betfair PLC	6,892	531,513

		2,530,295

Israel — 0.4%
Bank Hapoalim B.M.	138,244	914,498
Bank Leumi Le-Israel	194,010	1,266,304
First International Bank Of Israel Ltd. *	7,679	180,676
Israel Discount Bank Ltd., Series A	187,442	646,546
Mizrahi Tefahot Bank Ltd.	4,155	85,328

		3,093,352

Italy — 1.4%
Assicurazioni Generali SpA	69,167	1,280,204
Eni SpA	21,143	373,640
Intesa Sanpaolo SpA	1,253,943	3,053,752
Mediobanca SpA	25,993	270,058
Telecom Italia SpA @*	3,965,542	2,466,164
UniCredit SpA	153,197	1,963,888

		9,407,706

Japan — 21.6%
AGC, Inc.	48,500	1,697,916
Aisin Seiki Co., Ltd.	22,500	802,919
Alfresa Holdings Corp.	5,800	164,847
Amada Holdings Co., Ltd.	37,100	366,548
Aoyama Trading Co., Ltd. @	3,800	86,265
Aozora Bank Ltd. @	9,900	244,396
Bank of Kyoto Ltd. (The) @	8,000	334,206
Brother Industries Ltd.	4,000	73,915
Canon Marketing Japan, Inc.	12,000	235,712
Chiba Bank Ltd. (The)	79,000	428,395
Chugoku Bank Ltd. (The)	19,700	184,682
Citizen Watch Co., Ltd.	64,400	358,520
Coca-Cola West Co., Ltd.	33,475	849,032
Concordia Financial Group Ltd. @	156,300	602,184
Cosmo Energy Holdings Co., Ltd. @	12,700	254,848
Credit Saison Co., Ltd. @	15,100	199,190
Dai Nippon Printing Co., Ltd.	30,000	716,503
Dai-ichi Life Holdings, Inc. (The)	99,400	1,379,385
Daicel Corp. @	52,000	563,963
Daido Steel Co., Ltd. @	6,200	244,185
Daio Paper Corp. @	6,600	80,810
Daiwa Securities Group, Inc.	239,000	1,162,330
Denka Co., Ltd.	16,200	466,282
Denso Corp.	28,800	1,121,805
DIC Corp.	16,000	467,022
Dowa Holdings Co., Ltd. @	9,600	315,294
Ebara Corp.	16,800	472,941
FUJIFILM Holdings Corp.	26,100	1,185,486
Fukuoka Financial Group, Inc.	18,000	398,881
Fukuyama Transporting Co., Ltd. @	3,100	119,155
Furukawa Electric Co., Ltd.	14,000	352,558
Fuyo General Lease Co., Ltd.	800	39,556
Glory Ltd.	11,200	268,404
GS Yuasa Corp. @	8,300	162,585
Gunma Bank Ltd. (The)	47,000	177,687
H2O Retailing Corp.	18,500	257,394

See notes to portfolios of investments

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hachijuni Bank Ltd. (The)	48,000	$198,791
Hankyu Hanshin Holdings, Inc.	48,700	1,823,559
Haseko Corp.	18,000	226,076
Heiwa Corp.	14,000	279,419
Hiroshima Bank Ltd. (The)	24,000	122,133
Hitachi Capital Corp. @	9,900	229,210
Hitachi Chemical Co., Ltd. @	21,300	471,241
Hitachi Ltd.	140,800	4,554,435
Hitachi Metals Ltd.	47,400	549,999
Hitachi Transport System Ltd.	2,200	65,208
Hokuhoku Financial Group, Inc.	14,000	145,646
Honda Motor Co., Ltd.	271,700	7,342,249
House Foods Group, Inc. @	700	28,106
Ibiden Co., Ltd. @	32,600	494,751
Idemitsu Kosan Co., Ltd. @	32,600	1,089,804
Iida Group Holdings Co., Ltd.	36,900	667,549
Isetan Mitsukoshi Holdings Ltd. @	26,300	265,539
ITOCHU Corp.	85,600	1,546,639
Itoham Yonekyu Holdings, Inc. @	22,300	138,633
Iyo Bank Ltd. (The)	29,500	155,978
J. Front Retailing Co., Ltd.	51,400	610,789
Japan Post Holdings Co., Ltd.	71,600	837,261
JFE Holdings, Inc.	91,300	1,547,479
JSR Corp.	33,300	515,590
JTEKT Corp.	49,700	610,768
JX Holdings, Inc.	478,800	2,188,146
K’s Holdings Corp.	23,000	203,790
Kajima Corp.	54,000	796,138
Kamigumi Co., Ltd.	15,700	363,212
Kandenko Co., Ltd.	16,400	139,984
Kaneka Corp.	16,000	598,394
Kawasaki Heavy Industries Ltd.	32,800	807,940
Kawasaki Kisen Kaisha Ltd. @*	5,800	62,276
Kobe Steel Ltd. @	68,700	515,111
Kokuyo Co., Ltd.	11,900	174,372
Konica Minolta, Inc.	142,000	1,395,272
Kuraray Co., Ltd.	76,400	970,596
Kurita Water Industries Ltd.	3,100	79,073
Kyushu Financial Group, Inc.	44,870	182,184
Lintec Corp.	5,400	116,643
LIXIL Group Corp.	65,800	877,492
Mabuchi Motor Co., Ltd.	5,100	177,163
Maeda Corp.	28,600	283,342
Maeda Road Construction Co., Ltd.	10,300	199,718
Marubeni Corp.	203,100	1,401,890
Mazda Motor Corp.	153,300	1,713,093
Mebuki Financial Group, Inc.	83,070	212,116
Medipal Holdings Corp.	25,300	600,370
Mitsubishi Chemical Holdings Corp.	185,800	1,306,618
Mitsubishi Corp.	136,600	3,788,761
Mitsubishi Gas Chemical Co., Inc. @	38,100	542,812
Mitsubishi Heavy Industries Ltd.	54,600	2,265,188
Mitsubishi Logistics Corp. @	2,500	69,701
Mitsubishi Materials Corp.	35,500	935,947
Mitsubishi Tanabe Pharma Corp.	16,600	221,523
Mitsubishi UFJ Financial Group, Inc.	300,400	1,490,752
Mitsubishi UFJ Financial Group, Inc., ADR	730,318	3,615,074
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	560,794
Mitsui Chemicals, Inc.	47,200	1,137,519
Mitsui Fudosan Co., Ltd.	42,900	1,077,048
Mitsui OSK Lines Ltd.	24,600	528,490
Mizuho Financial Group, Inc.	1,394,500	2,155,354
MS&AD Insurance Group Holdings, Inc.	36,228	1,101,582

	SHARES	VALUE†
Nagase & Co., Ltd.	10,200	$146,240
NEC Corp.	73,400	2,480,222
NGK Insulators Ltd.	8,700	126,226
NH Foods Ltd. @	21,733	781,431
NHK Spring Co., Ltd. @	42,200	378,479
Nikkon Holdings Co. Ltd.	7,200	170,142
Nikon Corp. @	10,000	140,846
Nippo Corp.	11,000	204,854
Nippon Electric Glass Co., Ltd.	14,700	389,285
Nippon Express Co., Ltd.	21,600	1,200,541
Nippon Kayaku Co., Ltd.	11,700	138,082
Nippon Paper Industries Co., Ltd. @	16,500	340,332
Nippon Shokubai Co., Ltd.	4,600	299,666
Nippon Steel Sumitomo Metal Corp.	124,127	2,188,434
Nippon Yusen KK @	50,100	733,215
Nipro Corp.	14,600	188,247
Nishi-Nippon Financial Holdings, Inc.	9,400	79,726
Nissan Motor Co., Ltd. @	426,800	3,497,426
Nisshinbo Holdings, Inc.	26,400	230,342
NOK Corp. @	19,900	309,372
Nomura Holdings, Inc.	383,900	1,386,238
Nomura Real Estate Holdings, Inc.	23,700	454,412
NSK Ltd.	84,600	791,574
NTN Corp. @	95,000	281,151
Obayashi Corp.	113,200	1,137,822
Oji Holdings Corp.	226,000	1,400,902
Rengo Co., Ltd.	35,400	331,546
Resona Holdings, Inc.	246,400	1,066,481
Ricoh Co., Ltd. @	131,800	1,375,914
Rohm Co., Ltd.	8,800	547,866
Sankyo Co., Ltd.	3,300	125,652
Sawai Pharmaceutical Co., Ltd.	3,200	185,076
Seino Holdings Co., Ltd.	20,400	271,497
Sekisui House Ltd.	145,600	2,406,742
Shimamura Co., Ltd.	2,600	219,814
Shimizu Corp.	68,400	593,709
Shinsei Bank Ltd. *	18,500	262,903
Shizuoka Bank Ltd. (The)	58,000	441,162
Sojitz Corp.	179,100	630,235
Sompo Holdings, Inc.	33,643	1,243,968
Sumitomo Chemical Co., Ltd.	471,000	2,188,622
Sumitomo Corp.	89,400	1,234,967
Sumitomo Dainippon Pharma Co., Ltd.	30,100	743,334
Sumitomo Electric Industries Ltd.	181,800	2,408,854
Sumitomo Forestry Co., Ltd. @	33,800	468,741
Sumitomo Heavy Industries Ltd.	26,000	841,018
Sumitomo Metal Mining Co., Ltd.	54,700	1,613,904
Sumitomo Mitsui Financial Group, Inc.	187,900	6,571,329
Sumitomo Mitsui Trust Holdings, Inc.	27,100	972,206
Sumitomo Osaka Cement Co., Ltd.	4,500	177,028
Sumitomo Rubber Industries Ltd. @	42,800	512,843
Suzuken Co., Ltd.	3,040	175,822
T&D Holdings, Inc.	103,800	1,090,167
Taiheiyo Cement Corp.	25,000	832,356
Taiyo Yuden Co. Ltd. @	10,400	204,284
Takashimaya Co., Ltd.	23,500	312,542
Takeda Pharmaceutical Co. Ltd.	22,673	924,882
TDK Corp.	5,000	391,140
Teijin Ltd.	53,199	876,490
THK Co., Ltd.	8,300	204,748
Toda Corp.	28,000	171,795
Toho Holdings Co., Ltd.	8,800	219,385
TOKAI RIKA Co., Ltd.	11,500	195,800
Tokio Marine Holdings, Inc.	20,400	986,960
Tokyo Tatemono Co., Ltd.	37,600	460,374

See notes to portfolios of investments

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Tokyu Fudosan Holdings Corp.	132,300	$790,243
Toray Industries, Inc.	121,000	771,767
Tosoh Corp.	58,300	905,299
Toyo Seikan Group Holdings Ltd.	35,200	720,007
Toyoda Gosei Co., Ltd.	15,300	323,587
Toyota Motor Corp.	102,790	6,016,410
Toyota Motor Corp., ADR @	38,241	4,513,203
Toyota Tsusho Corp.	46,800	1,522,277
TS Tech Co., Ltd.	7,000	201,164
Ube Industries Ltd.	24,700	507,015
Wacoal Holdings Corp.	1,700	42,212
Yamada Denki Co., Ltd. @	117,500	578,859
Yamaguchi Financial Group, Inc.	23,000	194,658
Yokohama Rubber Co., Ltd. (The)	27,600	512,006
Zeon Corp.	28,500	288,009

		148,052,210

Luxembourg — 0.1%
SES SA	60,528	941,396

Netherlands — 4.2%
ABN AMRO Group NV ±	77,588	1,749,391
Aegon NV	196,939	946,406
Akzo Nobel NV	2,244	198,834
ArcelorMittal @	96,238	1,961,330
ArcelorMittal =	28,247	572,187
ASR Nederland NV	15,562	647,643
Fiat Chrysler Automobiles NV *	169,976	2,530,581
Fiat Chrysler Automobiles NV @*	52,894	785,476
ING Groep NV	386,479	4,675,219
Koninklijke Ahold Delhaize NV	285,058	7,586,398
Koninklijke DSM NV	37,473	4,084,155
Koninklijke Philips NV @	17,973	734,377
Koninklijke Vopak NV	7,411	354,645
NN Group NV	43,420	1,803,598
Randstad Holding NV @	9,939	484,650

		29,114,890

New Zealand — 0.2%
Air New Zealand Ltd.	126,439	218,276
Auckland International Airport Ltd.	118,464	656,686
EBOS Group Ltd.	13,150	197,013
Fletcher Building Ltd.	104,034	350,694
Fonterra Co-operative Group, Ltd. @	6,088	17,620
Ryman Healthcare Ltd.	16,629	138,723
SKYCITY Entertainment Group, Ltd.	9,800	25,828

		1,604,840

Norway — 0.9%
Aker ASA, A Shares	1,031	78,655
Austevoll Seafood ASA	10,438	123,441
DNB ASA	140,787	2,592,128
Norsk Hydro ASA	380,361	1,541,298
SpareBank 1 SR-Bank ASA	25,719	296,404
Statoil ASA	2	44
Storebrand ASA	56,200	437,483
Subsea 7 SA	35,508	439,273
Yara International ASA	14,514	593,689

		6,102,415

Portugal — 0.0%
Banco Espirito Santo SA *§	414,564	—

	SHARES	VALUE†
EDP Renovaveis SA	32,371	$308,653

		308,653

Singapore — 1.0%
BOC Aviation Ltd. ±	47,800	390,014
CapitaLand Ltd.	430,800	1,160,243
City Developments Ltd.	103,600	691,813
Frasers Centrepoint Ltd.	23,300	31,118
Golden Agri-Resources Ltd.	938,200	193,836
Keppel Corp. Ltd.	379,500	1,741,738
Olam International Ltd.	82,000	119,801
Sembcorp Industries Ltd.	293,200	551,677
Singapore Airlines Ltd.	158,940	1,132,898
United Industrial Corp. Ltd.	63,243	135,329
UOL Group Ltd.	47,218	242,144
Wilmar International Ltd.	292,500	714,388

		7,104,999

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	215,590	1,231,682
Banco de Sabadell SA	1,148,372	1,143,652
Banco Santander SA	2,463,366	11,452,420
Bankia SA @	123,310	319,526
Mapfre SA	21,274	58,610
Repsol SA	254,823	4,362,037

		18,567,927

Sweden — 2.2%
BillerudKorsnas AB @	35,971	477,238
Boliden AB	68,429	1,947,481
Dometic Group AB @±	22,074	173,438
Getinge AB, B Shares	33,006	384,294
Holmen AB	23,456	508,361
Husqvarna AB, Class B @	9,183	75,007
ICA Gruppen AB @	18,530	743,408
Intrum AB @	10,769	309,264
Millicom International Cellular SA *	12,736	773,286
Peab AB	3,201	27,664
SKF AB @	44,583	740,389
SSAB AB, A Shares	32,802	117,945
SSAB AB, B Shares @	195,361	1,691,099
SSAB AB, Series B	71,560	217,744
Svenska Cellulosa AB, Series A	244	2,375
Svenska Cellulosa AB, Series B @	83,778	726,287
Svenska Handelsbanken AB, A Shares @	140,764	1,485,264
Svenska Handelsbanken AB, B Shares	1,918	20,671
Swedbank AB, A Shares @	67,198	949,357
Tele2 AB, B Shares	8,541	113,775
Telefonaktiebolaget LM Ericsson, B Shares @	137,788	1,265,943
Telia Co. AB	390,069	1,760,016
Trelleborg AB	39,848	616,966

		15,127,272

Switzerland — 8.8%
ABB Ltd.	54,926	1,032,052
Adecco Group SA	36,654	1,955,371
Baloise Holding AG	10,839	1,790,626
Banque Cantonale Vaudoise	173	138,643
Cie Financiere Richemont SA	68,383	4,981,675
Clariant AG *	70,701	1,486,088
Credit Suisse Group AG *	139,027	1,620,295
Dufry AG *	8,794	923,778
Flughafen Zuerich AG	4,261	777,528

See notes to portfolios of investments

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Helvetia Holding AG	432	$263,777
Julius Baer Group Ltd. *	38,000	1,535,265
LafargeHolcim Ltd. *	56,614	2,796,729
Lonza Group AG *	2,027	628,609
Novartis AG	155,578	14,964,861
Novartis AG, ADR	19,570	1,881,460
Swatch Group AG (The) µ	12,219	676,141
Swatch Group AG (The) µ	6,868	1,965,734
Swiss Life Holding AG *	5,678	2,500,430
Swiss Re AG	27,273	2,664,441
Swisscom AG @	4,128	2,018,916
UBS Group AG *	385,713	4,675,426
Vifor Pharma AG	3,119	421,766
Zurich Insurance Group AG	26,257	8,691,245

		60,390,856

United Kingdom — 15.6%
Anglo American PLC @	234,151	6,262,557
Antofagasta PLC	11,948	150,326
Aviva PLC	901,779	4,843,728
Barclays PLC, ADR	415,212	3,321,696
Barratt Developments PLC	249,631	1,948,190
BP PLC, ADR	345,423	15,101,894
British American Tobacco PLC	111,926	4,656,149
Coca-Cola European Partners PLC *	3,617	186,233
Glencore PLC *	1,606,168	6,651,364
GVC Holdings PLC	14,764	107,492
HSBC Holdings PLC	142,436	1,156,319
HSBC Holdings PLC, ADR @	253,781	10,298,433
Investec PLC	102,451	590,193
J Sainsbury PLC	422,622	1,297,396
John Wood Group PLC	55,323	365,609
Kingfisher PLC	420,977	1,287,412
Lloyds Banking Group PLC	9,063,876	7,335,777
Lloyds Banking Group PLC, ADR	376,801	1,209,531
Mediclinic International PLC	13,645	54,169
Melrose Industries PLC	331,053	789,706
Micro Focus International PLC, ADR	29,621	763,926
Pearson PLC	48,365	526,747
Pearson PLC, ADR @	32,293	354,577
Phoenix Group Holdings PLC	18,611	164,225
Royal Bank of Scotland Group PLC	83,038	267,137
Royal Bank of Scotland Group PLC, ADR @	158,362	1,032,520
Royal Dutch Shell PLC, ADR, Class A	179,306	11,222,763
Royal Dutch Shell PLC, ADR, Class B	181,281	11,592,920
Standard Chartered PLC	286,653	2,207,625
Standard Life Aberdeen PLC	45,696	157,094
Tesco PLC	28,781	87,005
Vodafone Group PLC	4,677,355	8,516,643
WM Morrison Supermarkets PLC	548,065	1,624,314
WPP PLC	70,162	740,929
WPP PLC, ADR	6,385	337,128

		107,209,727

TOTAL COMMON STOCKS (Identified Cost $651,732,996)		670,637,023

PREFERRED STOCKS — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG, 6.330%	11,127	731,429
Porsche Automobil Holding SE, 2.970%	17,284	1,084,583

	SHARES	VALUE†
Volkswagen AG, 2.640%	37,559	$5,911,937

		7,727,949

TOTAL PREFERRED STOCKS (Identified Cost $10,884,972)		7,727,949

SHORT-TERM INVESTMENTS — 5.5%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 2.390%	2,629,030	2,629,030

Collateral For Securities On Loan — 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.430%	35,061,967	35,061,967

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $37,690,997)		37,690,997

Total Investments — 104.3% (Identified Cost $700,308,965)		716,055,969
Liabilities, Less Cash and Other Assets — (4.3%)		(29,589,152)

Net Assets — 100.0%		$686,466,817

†	See Notes to Portfolios of Investments
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $56,372,990.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2019 amounted to $3,296,244 or 0.48% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

See notes to portfolios of investments

Country Weightings as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	21.8%
United Kingdom	15.8%
France	9.7%
Switzerland	8.9%
Canada	8.7%
Germany	7.9%
Australia	5.9%
Netherlands	4.3%
Hong Kong	3.7%
Other	13.3%

100.0%

Ten largest industry holdings as of March 31, 2019 (As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	18.0%
Oil, Gas & Consumable Fuels	13.4%
Automobiles	8.4%
Insurance	8.4%
Metals & Mining	7.0%
Short-Term	5.5%
Pharmaceuticals	4.4%
Chemicals	3.7%
Real Estate Management & Development	3.1%
Diversified Telecommunication Services	2.5%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio £	18,220,978	$319,049,323

TOTAL MUTUAL FUNDS (Identified Cost $221,417,691)		319,049,323

Total Investments — 100.0% (Identified Cost $221,417,691)		319,049,323
Cash and Other Assets, Less Liabilities — 0.0%		8,976

Net Assets — 100.0%		$319,058,299

†	See Notes to Portfolios of Investments
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.3%
Brazil — 7.1%
Aliansce Shopping Centers SA	9,447	$48,184
Banco ABC Brasil SA *	362	1,761
Banco Bradesco SA *	1,494	14,443
Banco Bradesco SA, ADR	100,458	1,095,997
Banco BTG Pactual SA *	7,330	67,771
Banco do Brasil SA *	66,844	831,762
Banco Santander Brasil SA *	25,020	280,979
Camil Alimentos SA *	5,711	9,933
Cia Siderurgica Nacional SA *	82,858	343,888
Construtora Tenda SA	20,510	88,423
Cosan SA Industria e Comercio	14,100	153,592
Direcional Engenharia SA	12,000	26,572
Duratex SA	42,639	119,466
Embraer SA, ADR	18,374	349,290
Ez Tec Empreendimentos e Participacoes SA	8,658	59,263
Gerdau SA, ADR @	102,151	396,346
International Meal Co., Alimentacao SA *	24,900	41,274
Iochpe Maxion SA *	12,897	70,655
JBS SA	137,736	560,041
Kroton Educacional SA	137,645	372,645
LOG Commercial Properties e Participacoes SA *	3,193	13,847
MRV Engenharia e Participacoes SA	44,264	158,160
Petroleo Brasileiro SA *	367,243	2,921,736
QGEP Participacoes SA	6,218	24,298
Restoque Comercio e Confeccoes de Roupas SA	1,216	9,938
Santos Brasil Participacoes SA	32,700	33,490
Sao Martinho SA	24,581	115,141
SLC Agricola SA	7,679	80,529
Sul America SA	32,934	250,663
Tupy SA	9,747	45,109
Usinas Siderurgicas de Minas Gerais SA	9,100	27,077
Vale SA	516,592	6,719,714
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA *	7,543	37,143

		15,369,130

Chile — 1.2%
Besalco SA	22,668	20,986
CAP SA	12,001	142,494
Cencosud SA	156,242	270,488
Cia Sud Americana de Vapores SA *	231,075	7,769
Empresas CMPC SA	98,730	348,200
Empresas COPEC SA	25,378	322,207
Empresas Hites SA	11,264	7,035
Empresas La Polar SA *	307,156	12,309
Enel Americas SA	2,256,965	401,243
Enel Chile SA, ADR	27,896	144,501
Enersis Americas SA, ADR	10,932	97,623
ENTEL Chile SA	12,923	134,565
Grupo Security SA	151,161	61,419
Inversiones Aguas Metropolitanas SA	40,036	61,186
Itau CorpBanca	12,354,030	108,925
Latam Airlines Group SA, ADR @	17,808	188,409
Masisa SA	174,355	10,966
PAZ Corp. SA	9,073	13,333
Ripley Corp. SA	90,818	74,082
Salfacorp SA	43,600	59,265
Sigdo Koppers SA	27,803	51,070
SMU SA *	48,293	12,597
Sociedad Matriz SAAM SA	550,961	55,055

	SHARES	VALUE†
Socovesa SA	38,881	$23,140
Vina Concha y Toro SA	22,108	46,002

		2,674,869

China — 17.6%
361 Degrees International Ltd.	71,000	13,477
Agile Group Holdings Ltd.	167,091	270,327
Agricultural Bank of China Ltd., H Shares	1,723,000	794,560
Air China Ltd., Class H	92,000	113,213
Ajisen China Holdings Ltd.	37,000	10,558
Aluminum Corp. of China Ltd., H Shares *	230,000	84,676
Angang Steel Co., Ltd., H Shares @	70,000	51,185
Anton Oilfield Services Group *	94,000	14,729
Asia Cement China Holdings Corp.	25,500	25,110
BAIC Motor Corp., Ltd., H Shares ±	123,500	80,708
Bank of China Ltd., H Shares	3,621,902	1,642,555
Bank of Chongqing Co., Ltd., H Shares	46,500	29,736
Bank of Communications Co., Ltd., H Shares	384,400	314,867
Baoye Group Co., Ltd. Class H *	22,000	14,041
BBMG Corp., H Shares	143,000	52,464
Beijing Capital International Airport Co., Ltd., H Shares	68,000	64,535
Beijing Capital Land Ltd., H Shares	100,000	38,217
Beijing Enterprises Clean Energy Group Ltd. *	260,000	4,306
Beijing Enterprises Holdings Ltd.	29,500	167,230
Beijing North Star Co., Ltd., Class H	26,000	8,810
Bosideng International Holdings Ltd.	64,000	15,654
Brilliance China Automotive Holdings Ltd.	76,000	75,323
BYD Electronic International Co., Ltd. @	34,500	44,477
C C Land Holdings Ltd.	172,500	38,895
CAR, Inc. *@	14,000	12,074
Central China Real Estate Ltd.	56,000	27,394
CGN Meiya Power Holdings Co., Ltd. *±	152,000	23,042
Chaowei Power Holdings Ltd.	37,000	13,999
China Agri-Industries Holdings Ltd.	203,700	69,803
China Aoyuan Property Group Ltd.	113,000	136,321
China BlueChemical Ltd., H Shares	192,000	62,370
China Cinda Asset Management Co., Ltd., Class H	505,000	140,243
China Citic Bank Corp., Ltd., H Shares	383,000	243,951
China Coal Energy Co., Ltd., H Shares	120,000	49,682
China Communication Services Corp., Ltd., H Shares	127,600	113,784
China Communications Construction Co., Ltd., H Shares	274,000	283,426
China Construction Bank Corp., H Shares	5,913,810	5,070,088
China Development Bank Financial Leasing Co., Ltd., H Shares ±	68,000	15,679
China Dongxiang Group Co., Ltd	218,000	31,659
China Eastern Airlines Corp., Ltd., H Shares	50,000	35,478
China Electronics Optics Valley Union Holding Co., Ltd.	140,000	7,669
China Energy Engineering Corp., Ltd., H Shares	122,000	14,764
China Everbright Bank Co., Ltd., H Shares	160,000	75,618
China Everbright Ltd.	40,000	79,287
China Galaxy Securities Co., Ltd., H Shares	133,500	87,753
China Harmony New Energy Auto Holding Ltd. @	41,000	15,356
China High Speed Transmission Equipment
Group Co., Ltd. @	23,000	19,924
China Hongqiao Group Ltd.	162,500	122,342

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Huarong Asset Management Co., Ltd. Class H ±	269,000	$57,227
China Huiyuan Juice Group Ltd. *@§	84,500	4,078
China International Capital Corp., Ltd., H Shares @±	22,400	51,877
China International Marine Containers Group Co., Ltd., Class H	12,200	15,604
China Jinmao Holdings Group Ltd.	336,000	219,150
China Lesso Group Holdings Ltd.	73,000	47,241
China Lumena New Materials Corp. *@~§	224,000	—
China Merchants Bank Co., Ltd., H Shares	8,500	41,309
China Merchants Land Ltd.	118,000	19,692
China Merchants Port Holdings Co., Ltd.	50,421	107,394
China Minsheng Banking Corp., Ltd., H Shares	389,880	283,099
China Mobile Ltd.	385,000	3,923,592
China National Building Material Co., Ltd., H Shares	408,850	322,395
China Oil & Gas Group Ltd. *	200,000	13,248
China Oilfield Services Ltd., H Shares	102,000	110,187
China Oriental Group Co., Ltd.	56,000	35,170
China Overseas Grand Oceans Group Ltd.	115,500	62,826
China Overseas Land & Investment Ltd.	338,000	1,283,116
China Petroleum & Chemical Corp., ADR	2,319	184,360
China Petroleum & Chemical Corp., H Shares	2,062,400	1,626,285
China Railway Construction Corp., Ltd., H Shares	159,500	208,875
China Railway Group Ltd., H Shares	254,000	231,675
China Reinsurance Group Corp., H Shares	196,000	41,447
China Resources Cement Holdings Ltd.	150,000	154,778
China Resources Land Ltd.	246,000	1,103,090
China Sanjiang Fine Chemicals Co., Ltd.	44,000	12,107
China SCE Property Holdings Ltd.	151,000	78,674
China Shengmu Organic Milk Ltd. *@±	123,000	6,268
China Shenhua Energy Co., Ltd.	295,500	673,820
China Shineway Pharmaceutical Group Ltd.	19,000	19,024
China South City Holdings Ltd.	308,000	49,437
China Southern Airlines Co., Ltd., H Shares	84,000	75,119
China State Construction International Holdings Ltd.	104,000	97,376
China Taiping Insurance Holdings Co., Ltd.	14,800	44,117
China Traditional Chinese Medicine Holdings Co., Ltd.	30,000	17,847
China Travel International Investment Hong Kong Ltd.	180,000	45,860
China Unicom Hong Kong Ltd.	132,000	167,313
China Unicom Hong Kong Ltd., ADR	55,304	707,891
China Yurun Food Group Ltd. *	23,000	5,479
China ZhengTong Auto Services Holdings Ltd.	74,500	41,379
China Zhongwang Holdings Ltd. @	154,000	83,965
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	130,419
CIFI Holdings Group Co., Ltd.	162,000	122,791
CITIC Ltd.	260,000	388,181
Citic Resources Holdings Ltd. @	150,000	13,949
CITIC Securities Co., Ltd., Class H	43,000	100,133
Citychamp Watch & Jewellery Group Ltd.	60,000	12,459
CNOOC Ltd.	1,424,000	2,666,616

	SHARES	VALUE†
Cogobuy Group *±	40,000	$14,726
Comba Telecom Systems Holdings Ltd. *@	111,600	26,159
Concord New Energy Group Ltd.	420,000	22,204
Coolpad Group Ltd. *§	240,200	19,216
COSCO SHIPPING Development Co., Ltd., H Shares *	132,200	17,346
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	92,000	52,739
COSCO SHIPPING Ports Ltd.	104,175	112,536
CPMC Holdings Ltd.	25,000	10,032
CT Environmental Group Ltd. @	98,000	4,245
Dah Chong Hong Holdings Ltd.	81,000	29,201
Dongfeng Motor Group Co., Ltd., H Shares	168,000	168,215
Dongyue Group Ltd.	39,000	27,077
Everbright Securities Co., Ltd., Class H ±	16,000	15,919
Fantasia Holdings Group Co., Ltd. *	142,500	28,319
Far East Horizon Ltd.	79,000	83,730
Fosun International Ltd.	128,000	216,868
Fufeng Group Ltd. *	123,000	64,556
GCL New Energy Holdings Ltd. *@	392,000	16,978
GCL-Poly Energy Holdings Ltd. *@	899,000	62,988
Gemdale Properties & Investment Corp., Ltd.	226,000	28,790
GF Securities Co., Ltd., Class H	38,600	55,466
Glorious Property Holdings Ltd. *	228,000	11,618
GOME Retail Holdings Ltd. *@	570,000	53,007
Grand Baoxin Auto Group Ltd.	23,000	7,940
Great Wall Motor Co., Ltd., H Shares @	230,500	172,949
Greenland Hong Kong Holdings Ltd.	112,000	45,514
Greentown China Holdings Ltd.	48,000	47,939
Guangshen Railway Co., Ltd., ADR @	2,674	53,320
Guangzhou Automobile Group Co., Ltd., H Shares	104,000	122,814
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	237,073
Guotai Junan Securities Co., Ltd. ±	8,200	18,280
Haitong Securities Co., Ltd., Class H	155,200	200,872
Harbin Bank Co., Ltd., H Shares ±	57,000	13,724
Harbin Electric Co., Ltd., H Shares @	54,000	28,410
HC Group, Inc. *@	9,500	5,131
Hengdeli Holdings Ltd. *	184,000	9,024
Hi Sun Technology China Ltd. *	72,000	12,382
Hilong Holding Ltd.	109,000	14,719
Hopson Development Holdings Ltd.	58,000	56,523
Hua Han Health Industry Holdings Ltd. *§	640,000	—
Hua Hong Semiconductor Ltd. ±	6,000	14,064
Huaneng Renewables Corp., Ltd., H Shares	480,000	133,300
Huatai Securities Co., Ltd., Class H ±	59,000	118,001
Huishang Bank Corp., Ltd., H Shares	70,400	30,223
Industrial & Commercial Bank of China Ltd., H Shares	4,068,000	2,979,764
Jiangxi Copper Co., Ltd., H Shares	79,000	104,864
JinkoSolar Holding Co., Ltd. ADR *@	2,344	42,192
Joy City Property Ltd.	226,000	31,381
Ju Teng International Holdings Ltd.	56,000	15,908
K Wah International Holdings Ltd.	55,000	33,911
Kaisa Group Holdings Ltd.	140,000	63,491
Kingboard Chemical Holdings Ltd.	71,000	251,893
Kingboard Laminates Holdings Ltd.	86,000	90,383
Kunlun Energy Co., Ltd.	318,000	332,180
KWG Property Holding Ltd. *	112,500	135,717
Lee & Man Paper Manufacturing Ltd.	40,000	34,089

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Legend Holdings Corp., H Shares ±	19,000	$50,465
Longfor Properties Co., Ltd.	66,000	232,473
Lonking Holdings Ltd.	99,000	32,033
Maanshan Iron & Steel Co., Ltd., H Shares	116,000	56,744
Maoye International Holdings Ltd.	82,000	6,476
Metallurgical Corp., of China Ltd., H Shares	139,000	41,081
Mingfa Group International Co., Ltd. *§	91,000	—
Minmetals Land Ltd.	152,000	29,238
Modern Land China Co., Ltd.	50,000	9,045
Nine Dragons Paper Holdings Ltd.	101,000	96,240
Orient Securities Co., Ltd., Class H ±	16,800	13,483
Panda Green Energy Group Ltd. *@	310,000	14,414
PAX Global Technology Ltd. @	52,000	24,112
People’s Insurance Co., Group of China Ltd. (The), H Shares	53,000	22,685
PetroChina Co., Ltd., H Shares	1,800,000	1,167,141
PICC Property & Casualty Co., Ltd., H Shares	304,000	345,439
Poly Culture Group Corp., Ltd., H Shares	6,400	8,968
Poly Property Group Co., Ltd.	229,000	89,267
Postal Savings Bank of China Co., Ltd., Class H ±	118,000	67,493
Pou Sheng International Holdings Ltd.	87,000	18,841
Powerlong Real Estate Holdings Ltd.	143,000	74,871
PW Medtech Group Ltd. *	97,000	14,828
Qingling Motors Co., Ltd.,Class H	84,000	23,435
Qinhuangdao Port Co., Ltd. H Shares	26,500	6,211
Red Star Macalline Group Corp., Ltd., H Shares ±	18,456	17,845
Renhe Commercial Holdings Co., Ltd. *	726,000	24,971
Ronshine China Holdings Ltd. *	24,000	38,095
Sany Heavy Equipment International Holdings Co. Ltd. *	62,000	26,617
Seaspan Corp. @	3,228	28,084
Semiconductor Manufacturing International Corp. *@	198,800	201,081
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	22,677
Shanghai Electric Group Co., Ltd., H Shares	104,000	39,481
Shanghai Industrial Holdings Ltd.	45,000	105,937
Shanghai Industrial Urban Development Group Ltd.	52,000	11,062
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	39,970
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	34,900	76,025
Shanghai Prime Machinery Co., Ltd., Class H *	106,000	16,069
Shengjing Bank Co., Ltd., H Shares ±	28,000	15,552
Shenzhen Investment Ltd.	347,143	132,667
Shimao Property Holdings Ltd.	125,500	392,490
Shougang Concord International Enterprises Co., Ltd. *	1,212,000	47,863
Shougang Fushan Resources Group Ltd.	176,000	40,357
Shui On Land Ltd.	127,500	31,510
Shunfeng International Clean Energy Ltd. *@	220,000	8,688
Sihuan Pharmaceutical Holdings Group Ltd.	230,000	55,669
Sino-Ocean Land Holdings Ltd.	246,212	107,895
Sinofert Holdings Ltd. *@	244,000	30,461
Sinopec Engineering Group Co., Ltd., H Shares	93,000	90,750
Sinopec Kantons Holdings Ltd.	64,000	29,106

	SHARES	VALUE†
Sinotrans Ltd., H Shares	170,000	$72,981
Sinotruk Hong Kong Ltd.	60,000	127,644
Skyworth Digital Holdings Ltd.	158,477	53,903
SOHO China Ltd. *	209,000	87,860
Springland International Holdings Ltd.	99,000	20,305
TCL Electronics Holdings Ltd.	38,667	21,132
Technovator International Ltd. *	34,000	5,501
Texhong Textile Group Ltd.	18,000	27,424
Tian An China Investment Co., Ltd.	10,000	5,389
Tianjin Port Development Holdings Ltd.	180,000	20,637
Tianneng Power International Ltd.	26,000	23,384
Tomson Group Ltd.	24,000	9,141
Tongda Group Holdings Ltd. @	80,000	8,866
Truly International Holdings Ltd. *	120,000	19,720
Universal Medical Financial & Technical
Advisory Services Co., Ltd. ±	32,000	29,106
Wasion Group Holdings Ltd.	48,000	25,131
West China Cement Ltd.	198,000	26,232
Xiamen International Port Co., Ltd., Class H	94,000	13,292
Xingda International Holdings Ltd.	73,932	23,263
Yanzhou Coal Mining Co., Ltd., H Shares	130,000	127,682
YuanShengTai Dairy Farm Ltd. *	226,000	5,729
Yuexiu Property Co., Ltd.	675,033	162,525
Yuzhou Properties Co., Ltd.	62,451	37,710
Zhong An Real Estate Ltd. *	89,000	3,685
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	57,000	28,246

		38,091,601

Colombia — 0.4%
Almacenes Exito SA	25,712	117,106
Banco de Bogota SA	972	20,123
Cementos Argos SA	21,491	53,121
Constructora Conconcreto SA *	52,618	7,757
Grupo Argos SA	49,281	279,792
Grupo de Inversiones Suramericana SA	23,291	267,683
Grupo Nutresa SA	4,377	35,395

		780,977

Czech Republic — 0.2%
CEZ, AS	20,203	474,535

Greece — 0.2%
Aegean Airlines SA	2,762	25,623
Alpha Bank AE *	927	1,283
Ellaktor SA *	11,652	21,174
Eurobank Ergasias SA *	49,460	39,392
Fourlis Holdings SA *	2,178	12,338
GEK Terna Holding Real Estate
Construction SA *	8,282	45,708
Hellenic Petroleum SA	4,212	40,397
Iaso SA *	7,711	12,283
LAMDA Development SA *	2,369	17,034
Marfin Investment Group Holdings SA *	45,244	4,091
Mytilineos Holdings SA	7,016	70,911
National Bank of Greece SA *	6,164	10,759
Terna Energy SA *	4,969	35,952

		336,945

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	41,910	479,740
OTP Bank PLC	998	43,912
Richter Gedeon Nyrt	3,388	63,888

		587,540

India — 13.6%
ACC Ltd.	4,759	114,793
Adani Enterprises Ltd.	22,884	48,427

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Adani Gas Ltd. *	48,033	$89,444
Adani Green Energy Ltd. *	36,553	19,576
Adani Transmissions Ltd. *	27,809	87,271
Aditya Birla Capital Ltd. *	28,455	39,679
Aditya Birla Fashion & Retail Ltd. *	2,498	7,902
Allahabad Bank Ltd. *	20,823	16,397
Ambuja Cements Ltd.	58,052	197,138
Andhra Bank *	22,882	9,298
Anveshan Heavy Engineering Ltd. *	498	4,018
Apollo Tyres Ltd.	47,356	151,997
Arvind Fashions Ltd. *	2,690	40,036
Arvind Ltd.	13,452	17,622
Ashoka Buildcon Ltd.	7,348	13,428
Aurobindo Pharma Ltd.	21,564	244,823
Axis Bank Ltd. *	134,335	1,503,233
Axis Bank Ltd. GDR *	593	33,149
Bajaj Holdings & Investment Ltd.	5,055	248,266
Balrampur Chini Mills Ltd.	11,186	22,138
Bank of Baroda *	55,295	102,768
Bank of Baroda §	11,243	20,880
Bharat Electronics Ltd.	74,073	99,548
Bharat Heavy Electricals Ltd.	97,927	106,020
Bharti Airtel Ltd.	223,068	1,067,603
Bharti Infratel Ltd.	16,471	74,325
Birla Corp., Ltd.	2,074	15,685
Brigade Enterprises Ltd.	6,374	23,012
Canara Bank *	16,899	71,109
Ceat Ltd.	3,536	57,132
Central Bank of India *	10,425	5,350
CG Power and Industrial Solutions Ltd. *	49,779	30,503
Chambal Fertilizers and Chemicals Ltd.	14,403	34,596
Cipla Ltd.	13,757	104,744
City Union Bank Ltd.	18,860	55,675
Cochin Shipyard Ltd. ±	2,068	11,620
Coffee Day Enterprises Ltd. *±	3,077	12,785
Container Corp. Of India Ltd.	7,508	57,008
Corporation Bank *	735	304
Cox & Kings Financial Service Ltd. *§	3,984	2,808
Cox & Kings Ltd.	11,953	24,079
Cyient Ltd.	7,451	69,912
DCB Bank Ltd.	19,962	58,813
DCM Shriram Ltd.	4,319	25,786
Dewan Housing Finance Corp. Ltd.	30,512	65,825
Dishman Carbogen Amcis Ltd. *	5,292	15,889
DLF Ltd.	45,152	131,529
Dr Reddy ‘s Laboratories Ltd., ADR	10,396	421,038
eClerx Services Ltd.	1,085	17,980
EID Parry India Ltd.	7,288	21,462
Engineers India Ltd.	17,822	30,139
Federal Bank Ltd.	182,321	252,657
Finolex Industries Ltd.	1,266	8,918
Firstsource Solutions Ltd.	20,730	14,064
Fortis Healthcare Ltd. *	35,112	68,729
GAIL India Ltd.	99,156	500,969
GAIL India Ltd., GDR	276	8,446
Gateway Distriparks Ltd.	5,474	10,545
General Insurance Corp. of India ±	4,051	14,157
Glenmark Pharmaceuticals Ltd.	12,966	120,723
Granules India Ltd.	17,305	28,615
Grasim Industries Ltd.	31,951	396,649

	SHARES	VALUE†
Great Eastern Shipping Co., Ltd. (The)	11,618	$47,755
Gujarat Alkalies & Chemicals Ltd.	2,551	18,173
Gujarat Fluorochemicals Ltd.	5,933	94,808
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	20,348
Gujarat Pipavav Port Ltd.	19,498	27,724
Gujarat State Petronet Ltd.	21,418	58,743
Himachal Futuristic Communications Ltd.	111,266	36,058
Hindalco Industries Ltd.	154,577	457,204
Housing Development & Infrastructure Ltd. *	33,952	12,571
HSIL Ltd.	2,665	9,656
ICICI Bank Ltd.	51,264	295,337
ICICI Bank Ltd., ADR	82,445	944,820
Idea Cellular Ltd. *	260,350	67,460
IDFC Bank Ltd. *	184,580	147,877
IDFC Ltd.	100,426	67,265
IFCI Ltd. *	68,818	13,759
IIFL Holdings Ltd.	25,376	157,513
India Cements Ltd. (The)	31,361	49,028
Indiabulls Housing Finance Ltd.	19,315	239,977
Indiabulls Real Estate Ltd. *	29,702	39,445
Indian Bank *	10,338	41,777
Indian Hotels Co., Ltd. (The)	9,238	20,536
Infosys Ltd.	13,066	139,977
J Kumar Infraprojects Ltd.	2,087	4,764
Jagran Prakashan Ltd.	8,773	16,083
Jain Irrigation Systems Ltd.	44,473	37,909
Jaiprakash Associates Ltd. *	179,807	14,276
Jammu & Kashmir Bank Ltd. (The) *	24,690	18,996
Jindal Saw Ltd.	14,261	17,807
Jindal Steel & Power Ltd. *	46,366	120,374
JK Cement Ltd.	1,001	12,504
JM Financial Ltd.	26,872	36,696
JSW Energy Ltd. *	75,011	78,720
JSW Steel Ltd.	146,710	620,301
Jubilant Life Sciences Ltd.	9,690	92,879
Kalpataru Power Transmission Ltd.	5,415	37,031
Karnataka Bank Ltd. (The)	25,825	49,842
Karur Vysya Bank Ltd. (The)	50,658	52,139
Kaveri Seed Co., Ltd.	2,125	14,141
KPIT Engineering Ltd. *§	21,169	24,951
KPIT Technologies Ltd. *	21,169	30,252
KPR Mill Ltd.	1,232	10,208
L&T Finance Holdings Ltd.	33,892	74,535
Larsen & Toubro Ltd.	25,272	504,108
Larsen & Toubro Ltd.	16,714	332,943
Laurus Labs Ltd. ±	757	4,341
LIC Housing Finance Ltd.	29,663	227,370
Lupin Ltd.	31,166	332,445
Magma Fincorp Ltd.	22,463	38,522
Mahindra & Mahindra Financial Services Ltd.	17,172	104,209
Mahindra & Mahindra Ltd.	73,676	717,882
Mahindra CIE Automotive Ltd. *	2,909	9,805
Manappuram Finance Ltd.	52,506	94,552
Max India Ltd. *	8,945	8,664
Motilal Oswal Financial Services Ltd.	2,516	21,759
Mphasis Ltd.	14,198	204,849
MRF Ltd.	145	121,191
Muthoot Finance Ltd.	15,546	137,788
National Aluminium Co., Ltd.	66,123	52,927

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Nava Bharat Ventures Ltd.	7,718	$11,754
NCC Ltd.	58,777	95,791
Oberoi Realty Ltd.	8,568	64,561
Oriental Bank of Commerce *	14,300	23,945
PC Jeweller Ltd.	7,610	9,041
Persistent Systems Ltd.	5,293	48,136
Petronet LNG Ltd.	18,380	66,462
Piramal Enterprises Ltd.	7,643	303,850
PNB Housing Finance Ltd. ±	3,273	40,934
Power Finance Corp. Ltd.	107,658	190,062
Prakash Industries Ltd. *	3,119	4,030
Prestige Estates Projects Ltd.	14,610	53,146
PTC India Ltd.	28,037	29,747
Punjab National Bank *	42,980	59,096
Rain Industries Ltd.	7,350	10,838
Rajesh Exports Ltd.	3,868	37,044
Rashtriya Chemicals & Fertilizers Ltd.	7,262	6,122
Raymond Ltd.	3,276	38,411
Redington India Ltd.	28,950	42,939
Reliance Communications Ltd. *	167,238	10,019
Reliance Industries Ltd.	354,872	6,982,436
Reliance Industries Ltd., GDR ±	28,624	1,147,822
Reliance Power Ltd. *	91,910	14,992
Repco Home Finance Ltd.	3,632	24,327
Rural Electrification Corp. Ltd.	117,454	258,560
Sadbhav Engineering Ltd.	4,946	17,742
Shilpa Medicare Ltd.	1,821	8,924
Shipping Corp. of India Ltd. *	14,166	7,719
Shriram City Union Finance Ltd.	2,635	70,558
Shriram Transport Finance Co., Ltd.	20,278	373,200
Sintex Plastics Technology Ltd. *	60,470	17,458
Sobha Ltd.	6,105	45,394
South Indian Bank Ltd. (The)	112,022	26,520
Srei Infrastructure Finance Ltd.	9,293	3,971
SRF Ltd.	2,665	92,597
State Bank of India *	115,109	532,634
State Bank of India Ltd., GDR *	2,800	129,500
Steel Authority of India Ltd. *	48,344	37,545
Strides Shasun Ltd.	3,502	23,840
Sun Pharmaceutical Industries Ltd.	53,835	371,308
Sunteck Realty Ltd.	5,951	39,430
Syndicate Bank *	19,381	12,086
Tata Chemicals Ltd.	10,372	88,785
Tata Global Beverages Ltd.	46,398	136,766
Tata Motors Ltd. *@	7,139	89,666
Tata Motors Ltd. *	190,099	477,203
Tata Steel Ltd.	55,068	413,874
Tata Steel Ltd.	3,626	3,360
Tech Mahindra Ltd.	9,826	110,125
Thomas Cook India Ltd.	3,507	13,010
TI Financial Holdings Ltd.	4,435	31,479
Time Technoplast Ltd.	13,782	20,452
Tube Investments of India Ltd.	4,281	23,273
TV18 Broadcast Ltd. *	55,772	28,500
Uflex Ltd.	3,166	10,425
Union Bank of India *	28,863	39,623
VA Tech Wabag Ltd.	3,303	15,687
Vardhman Textiles Ltd.	2,832	44,560
Vedanta Ltd.	207,664	553,970
Vedanta Ltd., ADR	14,869	157,017
Welspun Corp., Ltd.	11,246	22,192
Welspun India Ltd.	16,161	13,881
Wipro Ltd.	155,667	572,558

	SHARES	VALUE†
Wockhardt Ltd. *	4,111	$26,277
Yes Bank Ltd.	139,390	552,328
Zensar Technologies Ltd.	5,610	18,626

		29,302,736

Indonesia — 2.5%
Adaro Energy Tbk PT	2,508,900	236,971
Adhi Karya Persero Tbk PT	265,600	30,682
Agung Podomoro Land Tbk PT *	1,262,900	15,343
Alam Sutera Realty Tbk PT *	2,593,800	56,466
Aneka Tambang Tbk PT	812,316	50,484
Astra Agro Lestari Tbk PT	61,744	48,671
Astra International Tbk PT	25,700	13,220
Astra Otoparts Tbk PT	19,600	2,140
Bank Bukopin Tbk PT *	428,300	10,046
Bank Danamon Indonesia Tbk PT	290,773	189,901
Bank Mandiri Tbk PT	1,712,800	896,093
Bank Negara Indonesia Persero Tbk PT	1,027,766	678,441
Bank Pan Indonesia Tbk PT *	763,800	77,238
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	287,000	40,511
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,150
Bank Tabungan Negara Tbk PT	671,490	115,059
Barito Pacific Tbk PT	278,900	70,313
BFI Finance Indonesia Tbk PT	564,800	26,178
BISI International Tbk PT	94,000	9,473
Bumi Serpong Damai Tbk PT *	972,900	95,992
Ciputra Development Tbk PT	1,672,677	117,463
Delta Dunia Makmur Tbk PT *	589,400	23,593
Eagle High Plantations Tbk PT *	1,380,100	15,313
Erajaya Swasembada Tbk PT	208,500	25,916
Gajah Tunggal Tbk PT *	177,100	8,644
Garuda Indonesia Persero Tbk PT *	400,470	13,330
Global Mediacom Tbk PT	1,084,300	26,651
Hanson International Tbk PT *	6,335,700	45,382
Holcim Indonesia Tbk PT *	278,000	40,216
Indah Kiat Pulp & Paper Corp., Tbk PT	345,800	208,840
Indika Energy Tbk PT	305,700	39,179
Indo Tambangraya Megah Tbk PT	52,800	88,711
Indofood Sukses Makmur Tbk PT	571,200	255,716
Intiland Development Tbk PT *	1,370,300	33,680
Japfa Comfeed Indonesia Tbk PT	332,700	41,003
Krakatau Steel Persero Tbk PT *	255,200	8,280
Lippo Cikarang Tbk PT *	74,400	9,666
Lippo Karawaci Tbk PT	2,347,075	47,469
Medco Energi Internasional Tbk PT *	1,095,266	68,454
Media Nusantara Citra Tbk PT	501,200	26,397
Modernland Realty Tbk PT	1,758,100	30,865
Multistrada Arah Sarana Tbk PT *	193,700	11,018
Pabrik Kertas Tjiwi Kimia Tbk PT	83,800	64,880
Pakuwon Jati Tbk PT	295,800	14,333
Panin Financial Tbk PT *	2,998,200	80,008
Pembangunan Perumahan Persero Tbk PT	281,400	41,103
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	387,700	28,315
PP Properti Tbk PT	1,727,300	17,831
Ramayana Lestari Sentosa Tbk PT	187,300	23,412
Salim Ivomas Pratama Tbk PT	482,300	14,903
Semen Indonesia Persero Tbk PT	282,100	276,355
Sentul City Tbk PT *	1,477,400	11,101
Siloam International Hospitals Tbk PT *	40,400	10,781
Sri Rejeki Isman Tbk PT	996,900	23,662
Summarecon Agung Tbk PT	674,800	44,544
Surya Semesta Internusa Tbk PT	393,100	15,183

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Tiga Pilar Sejahtera Food Tbk PT *§	168,600	$740
Timah Tbk PT	396,682	34,960
Trada Alam Minera Tbk PT *	685,700	6,019
Tunas Baru Lampung Tbk PT	317,700	18,741
United Tractors Tbk PT	224,900	427,215
Vale Indonesia Tbk PT *	218,900	52,112
Visi Media Asia Tbk PT *	498,300	5,669
Waskita Beton Precast Tbk PT	1,138,000	32,126
Waskita Karya Persero Tbk PT	606,100	84,488
Wijaya Karya Persero Tbk PT	459,200	69,654
XL Axiata Tbk PT *	600,900	113,935

		5,364,228

Korea — 16.8%
AK Holdings, Inc.	449	20,134
Asia Cement Co., Ltd.	309	32,122
Asia Paper Manufacturing Co. Ltd.	567	21,779
Asiana Airlines, Inc. *	18,788	58,097
BGF Co., Ltd.	4,970	35,816
BNK Financial Group, Inc.	37,989	223,563
Capro Corp.	3,814	15,221
Chongkundang Holdings Corp.	360	21,693
CJ CheilJedang Corp.	679	193,214
CJ Corp.	1,685	184,814
CJ Hellovision Co., Ltd.	4,225	34,467
Dae Han Flour Mills Co., Ltd.	157	26,210
Daeduck Electronics Co.	3,741	31,441
Daelim Industrial Co., Ltd.	4,243	360,343
Daesang Corp.	3,420	85,417
Daesang Holdings Co., Ltd.	3,626	28,175
Daewoo Engineering & Construction Co., Ltd. *	18,477	82,692
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,100	125,579
Daishin Securities Co., Ltd.	5,898	57,156
Daou Technology, Inc.	3,137	58,451
DB HiTek Co., Ltd.	3,070	33,808
DGB Financial Group, Inc.	24,113	173,556
Dong Ah Tire & Rubber Co., Ltd.	652	19,386
Dong Ah Tire & Rubber Co., Ltd.	897	10,510
Dong-A Socio Holdings Co., Ltd.	427	39,123
Dongbu Insurance Co., Ltd.	5,871	355,332
Dongkuk Steel Mill Co., Ltd. *	7,956	51,657
Dongwon Development Co., Ltd.	7,412	27,589
Dongwon Industries Co., Ltd.	221	45,364
Doosan Bobcat, Inc.	3,213	87,465
Doosan Corp.	1,027	83,781
Doosan Heavy Industries & Construction Co., Ltd. *	10,298	60,694
Doosan Infracore Co., Ltd. *	21,468	133,336
E-Mart Co., Ltd.	2,694	408,218
Easy Bio, Inc.	6,222	37,712
Eugene Corp.	10,995	64,414
Eugene Investment & Securities Co., Ltd.	8,694	18,918
GS Engineering & Construction Corp.	6,437	241,579
GS Holdings Corp.	9,519	442,783
Halla Holdings Corp.	1,447	51,883
Hana Financial Group, Inc.	46,863	1,502,787
Handsome Co., Ltd.	1,970	77,318
Hanil Cement Co., Ltd.	191	9,204

	SHARES	VALUE†
Hanil Cement Co., Ltd.	233	$29,661
Hanjin Kal Corp.	5,270	119,319
Hanjin Transportation Co., Ltd.	1,833	58,538
Hankook Tire Co., Ltd.	10,761	355,034
Hansol Holdings Co., Ltd. *	6,970	26,895
Hansol Paper Co., Ltd.	2,232	29,004
Hansol Technics Co., Ltd. *	1,212	7,432
Hanwha Chem Corp.	20,042	369,023
Hanwha Corp.	8,404	225,074
Hanwha General Insurance Co., Ltd.	8,055	36,688
Hanwha Investment & Securities Co., Ltd. *	18,065	34,695
Hanwha Life Insurance Co., Ltd.	58,215	205,145
Hanwha Techwin Co., Ltd. *	4,682	141,891
Harim Holdings Co., Ltd.	3,907	39,927
HDC Hyundai Development Co.- Engineering & Construction	1,703	76,066
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	30,576
Hite Jinro Co., Ltd.	4,109	66,969
Humax Co., Ltd. *	1,390	8,401
Hy-Lok Corp.	918	15,326
Hyosung Advanced Materials Corp. *	147	16,253
Hyosung Chemical Corp.	104	12,873
Hyosung Corp.	453	30,131
Hyosung Heavy Industries Corp. *	306	10,675
Hyosung TNC Co., Ltd.	142	21,642
Hyundai Construction Equipment Co., Ltd.	1,558	65,403
Hyundai Department Store Co., Ltd.	2,487	221,291
Hyundai Development Co.	4,642	77,496
Hyundai Electric & Energy System Co., Ltd. *	1,224	26,850
Hyundai Engineering & Construction Co., Ltd.	7,857	369,627
Hyundai Glovis Co., Ltd.	1,036	117,281
Hyundai Greenfood Co., Ltd.	5,396	67,979
Hyundai Heavy Industries Co., Ltd. *	3,849	403,516
Hyundai Home Shopping Network Corp.	344	33,033
Hyundai Hy Communications & Networks Co., Ltd.	3,997	14,789
Hyundai Livart Furniture Co. Ltd.	838	15,171
Hyundai Marine & Fire Insurance Co., Ltd.	7,250	242,071
Hyundai Mipo Dockyard Co., Ltd.	1,619	83,867
Hyundai Mobis Co., Ltd.	5,680	1,043,327
Hyundai Motor Co.	13,450	1,415,977
Hyundai Motor Securities Co., Ltd.	1,658	13,774
Hyundai Robotics Co., Ltd.	1,468	430,662
Hyundai Steel Co.	15,304	605,365
Hyundai Wia Corp.	676	24,119
Ilshin Spinning Co., Ltd.	296	25,868
iMarketKorea, Inc.	1,693	14,333
Industrial Bank of Korea	40,096	496,299
Interpark Holdings Corp.	7,348	15,407
IS Dongseo Co., Ltd.	1,670	46,197
JB Financial Group Co., Ltd.	23,079	113,250
KB Financial Group, Inc.	6,566	242,082
KB Financial Group, Inc., ADR *	50,104	1,856,854
KCC Corp.	393	110,273
KH Vatec Co., Ltd. *	2,458	17,800
Kia Motors Corp.	32,165	1,001,703
KISWIRE Ltd.	933	20,384
KIWOOM Securities Co., Ltd.	1,686	120,460
Kolon Corp.	985	29,157

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Kolon Industries, Inc.	2,613	$116,481
Korea Asset In Trust Co., Ltd.	4,957	18,254
Korea Electric Terminal Co., Ltd.	682	36,891
Korea Investment Holdings Co., Ltd.	6,241	341,438
Korea Line Corp. *	2,642	49,228
Korea Petrochemical Ind Co., Ltd.	506	69,987
Korea Real Estate Investment & Trust Co., Ltd.	23,805	54,526
Korean Air Lines Co., Ltd.	7,810	219,142
Korean Reinsurance Co.	13,211	106,493
KT Skylife Co., Ltd.	2,021	21,009
Kukdo Chemical Co., Ltd.	393	16,619
Kwang Dong Pharmaceutical Co., Ltd.	2,450	15,022
Kyobo Securities Co., Ltd.	2,156	17,873
LF Corp.	3,054	67,263
LG Corp.	9,161	625,476
LG Display Co., Ltd. *	12,166	209,001
LG Display Co., Ltd., ADR *@	62,695	542,312
LG Electronics, Inc.	16,873	1,116,344
LG Hausys Ltd.	907	48,502
LG International Corp.	4,279	60,504
LG Uplus Corp.	15,900	216,417
Lotte Chemical Corp.	2,727	697,906
Lotte Chilsung Beverage Co., Ltd.	47	73,330
Lotte Confectionery Co., Ltd.	72	11,735
Lotte Corp.	758	32,988
LOTTE Fine Chemicals Co., Ltd.	2,950	114,611
LOTTE Himart Co., Ltd.	1,461	65,900
Lotte Shopping Co., Ltd.	1,381	216,561
LS Corp.	3,105	143,064
Lumens Co., Ltd. *	5,701	12,581
Mando Corp.	2,004	50,493
Meritz Financial Group, Inc.	4,414	55,219
Meritz Securities Co., Ltd.	51,373	221,088
Mirae Asset Daewoo Co., Ltd.	50,889	328,620
Mirae Asset Life Insurance Co., Ltd.	13,679	61,942
Moorim P&P Co., Ltd.	2,365	11,834
Muhak Co., Ltd.	2,076	23,319
Namyang Dairy Products Co., Ltd.	41	22,142
Nexen Corp.	2,630	14,365
Nexen Tire Corp.	5,151	45,016
NH Investment & Securities Co., Ltd.	20,301	240,550
NHN Entertainment Corp. *	853	66,506
Nong Shim Co., Ltd.	339	92,284
Nong Shim Holdings Co., Ltd.	185	14,016
NS Shopping Co., Ltd.	1,784	18,624
OCI Co., Ltd.	2,344	191,840
Orange Life Insurance Ltd. ±	4,577	145,161
Orion Holdings Corp.	2,572	42,032
Pan Ocean Co., Ltd. *	25,856	93,620
Poongsan Corp.	2,993	76,203
POSCO	984	219,322
Posco Daewoo Corp.	7,508	117,406
POSCO, ADR	51,211	2,827,359
S&T Dynamics Co., Ltd.	2,008	13,002
S&T Motiv Co., Ltd.	1,233	41,929
Sajo Industries Co., Ltd.	327	15,297
Samsung C&T Corp.	5,267	496,493
Samsung Card Co., Ltd.	3,768	114,192
Samsung Electronics Co., Ltd.	1,450	57,037
Samsung Fire & Marine Insurance Co., Ltd.	1,907	505,689
Samsung Heavy Industries Co., Ltd. *	43,202	314,376
Samsung Life Insurance Co., Ltd.	10,530	780,172

	SHARES	VALUE†
Samsung Securities Co., Ltd.	7,725	$226,625
Samyang Corp.	427	22,796
Samyang Holdings Corp.	578	42,010
SeAH Besteel Corp.	1,570	26,487
SeAH Steel Corp.	235	10,807
SeAH Steel Corp.	210	11,507
Sebang Co., Ltd.	1,306	15,878
Sebang Global Battery Co., Ltd.	944	38,422
Seohan Co., Ltd.	5,607	9,657
Shinhan Financial Group Co., Ltd.	14,683	543,288
Shinhan Financial Group Co., Ltd., ADR *@	36,711	1,363,814
Shinsegae Co., Ltd.	1,093	324,982
Shinyoung Securities Co., Ltd.	511	25,885
Sindoh Co., Ltd.	605	24,891
SK Chemicals Co., Ltd.	1,596	37,260
SK Chemicals Co., Ltd.	1,366	83,397
SK Gas Co., Ltd.	889	71,584
SK Holdings Co., Ltd.	395	94,130
SK Innovation Co., Ltd.	11,354	1,795,474
SK Networks Co., Ltd.	21,566	114,945
SK Securities Co., Ltd.	36,346	21,646
SKC Co., Ltd.	3,866	123,122
SL Corp.	2,574	49,888
Ssangyong Motor Co. *	7,906	35,522
Sung Kwang Bend Co., Ltd.	4,581	44,393
Sungwoo Hitech Co., Ltd.	7,756	29,279
Sunjin Co., Ltd.	941	9,907
Taekwang Industrial Co., Ltd.	61	86,951
Taewoong Co., Ltd. *	2,152	18,447
Taeyoung Engineering & Construction Co., Ltd.	6,376	69,652
Tongyang Life Insurance Co., Ltd.	6,487	26,260
Tongyang, Inc.	18,180	30,030
Unid Co., Ltd.	1,035	45,135
Wonik Holdings Co., Ltd. *	5,077	21,648
Woori Financial Group, Inc.	57,755	699,613
Woori Financial Spon ADR *	4,791	172,189
Young Poong Corp.	46	32,420
Youngone Corp.	3,259	93,598
Youngone Holdings Co., Ltd.	787	44,373
Yuanta Securities Korea Co., Ltd. *	15,682	42,690

		36,256,912

Malaysia — 2.8%
Aeon Co. M Bhd	64,400	23,189
Affin Holdings Bhd	65,370	35,227
AirAsia Bhd	239,300	155,919
Alliance Financial Group Berhad	167,400	167,708
AMMB Holdings Berhad	285,887	319,325
Batu Kawan Berhad	18,800	78,193
Berjaya Corp. Berhad *	455,775	30,143
Berjaya Land Berhad *	215,200	13,178
Boustead Holdings Berhad	114,039	35,476
Boustead Plantations Bhd	55,720	10,373
Bumi Armada Bhd *	442,100	20,575
Cahya Mata Sarawak Bhd	68,100	55,714
CIMB Group Holdings Bhd	835,824	1,054,377
Coastal Contracts Bhd *	53,100	13,787
DRB-Hicom Berhad	148,700	69,205
Eastern & Oriental Bhd *	83,232	18,451
Eco World Development Group Bhd *	176,300	40,161
Ekovest Bhd	165,800	20,103
Felda Global Ventures Holdings Bhd *	258,800	74,803
Gamuda Berhad	173,100	122,113

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Genting Bhd	217,700	$354,079
Genting Malaysia Bhd	308,100	241,499
HAP Seng Consolidated Berhad	24,400	59,170
Hap Seng Plantations Holdings Berhad	19,600	8,402
Hengyuan Refining Co. Bhd	9,900	14,138
Hong Leong Bank Bhd	14,300	71,106
Hong Leong Financial Group Berhad	35,721	167,821
IJM Corp. Berhad	363,460	197,644
IOI Properties Group Bhd	233,250	75,417
Jaya Tiasa Holdings Bhd	54,200	7,169
Keck Seng Malaysia Bhd	13,300	15,279
KNM Group Bhd *	258,360	7,278
KSL Holdings Bhd *	91,419	20,825
Lotte Chemical Titan Holding Bhd ±	21,600	21,693
Mah Sing Group Bhd	205,885	46,901
Malayan Banking Bhd	153,165	347,787
Malaysia Airports Holdings Bhd	25,200	44,690
Malaysia Building Society Bhd	247,029	57,786
Malaysian Pacific Industries Bhd	5,200	12,737
Malaysian Resources Corp. Bhd	336,800	73,011
Matrix Concepts Holdings Bhd	42,800	19,814
Media Prima Bhd *	120,700	14,191
Mega First Corp. Bhd	24,800	23,388
MISC Berhad	156,620	256,653
MKH Bhd	63,050	19,923
MMC Corp. Berhad	115,100	27,912
Muhibbah Engineering M Bhd	47,400	34,019
Multi-Purpose Holdings Bhd	86,100	50,194
Oriental Holdings Berhad	23,560	37,165
OSK Holdings Berhad	74,455	17,052
Pos Malaysia Berhad	53,800	24,116
PPB Group Berhad	32,700	146,740
RHB Capital Berhad	130,771	182,583
Sapura Energy Bhd *	662,200	54,339
Sarawak Oil Palms Bhd	20,500	12,403
Selangor Properties Bhd	6,500	9,951
Sime Darby Bhd	293,600	160,374
Sime Darby Property Bhd	177,600	48,288
SP Setia Bhd Group	146,611	81,520
Sunway Bhd	201,547	82,939
Ta Ann Holdings Bhd	33,360	19,612
TA Enterprise Bhd	140,200	21,292
TA Global Berhad	55,560	3,402
TAN Chong Motor Holdings Bhd	9,600	3,551
Time dotCom Bhd	16,180	34,480
UEM Sunrise Bhd	225,600	45,313
UMW Oil & Gas Corp. Bhd *	509,331	35,557
United Malacca Bhd	14,600	19,455
UOA Development Bhd	113,100	59,563
VS Industry Bhd	134,600	35,278
Wah Seong Corp. Bhd *	3,573	678
WCT Holdings Bhd	159,955	32,520
Yinson Holdings Bhd	23,800	26,817
YTL Corp. Berhad	741,645	192,564

		6,036,098

Mexico — 3.2%
ALEATICA SAB de CV	17,691	19,231
Alfa SAB de CV, Class A	432,223	458,271
Alpek SA de CV	61,784	82,664

	SHARES	VALUE†
Arca Continental SAB de CV	11,460	$63,764
Banco del Bajio SA ±	20,144	40,007
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand Class B	230,619	314,973
Becle SAB de CV	20,954	32,159
Cemex SAB de CV *	1,367,238	638,177
Coca-Cola Femsa SAB de CV, Series L	24,353	160,921
Consorcio ARA SAB de CV	72,788	18,637
Corp. Actinver SAB de CV	15,700	10,434
Corpovael SA de CV	14,843	11,012
Credito Real SAB de CV SOFOM ER	28,241	31,863
El Puerto de Liverpool SAB de CV, Series C	16,147	101,922
Elementia SAB de CV *±	22,420	12,902
Genomma Lab Internacional SAB de CV, Series B *	69,897	50,487
Gentera SAB de CV	98,754	76,774
Grupo Aeromexico SAB de CV *	36,839	38,338
Grupo Carso SAB de CV, Series A	48,027	188,023
Grupo Cementos de Chihuahua SAB de CV	12,907	71,117
Grupo Comercial Chedraui SA de CV	54,670	106,466
Grupo Elektra SAB de CV	2,433	131,652
Grupo Financiero Banorte SAB de CV	216,344	1,175,331
Grupo Financiero Inbursa SA	193,280	267,462
Grupo Herdez SAB de CV	19,563	43,570
Grupo Hotelero Santa Fe SAB de CV *	22,600	8,791
Grupo Industrial Saltillo SAB de CV	17,740	19,467
Grupo Mexico SAB de CV, Series B	472,560	1,293,741
Grupo Rotoplas SAB de CV *	8,503	8,893
Grupo Sanborns SAB de CV	49,041	47,247
Grupo Simec SAB de CV, Series B *	4,376	12,627
Grupo Televisa SAB	68,599	151,616
Hoteles City Express SAB de CV *	17,476	18,817
Industrias Bachoco SAB de CV, ADR	1,639	75,558
Industrias Bachoco SAB de CV, Series B	5,634	21,645
Industrias CH SAB de CV, Series B *	23,916	106,136
Industrias Penoles SAB de CV	13,511	168,610
La Comer SAB de CV *	37,216	40,264
Mexichem SAB de CV	150,008	358,593
Minera Frisco SAB de CV, Class A1 *	59,337	13,512
Nemak SAB de CV ±	56,001	32,400
Organizacion Cultiba SAB de CV *	12,807	11,547
Organizacion Soriana SAB de CV, Class B *	92,061	106,715
Promotora y Operadora de Infraestructura SAB de CV	15,765	156,316
Promotora y Operadora de Infraestructura SAB de CV	1,600	10,057
TV Azteca SAB de CV	109,303	11,769
Unifin Financiera SAB de CV SOFOM ENR	6,817	14,691
Vitro SAB de CV, Series A	11,941	30,753

		6,865,922

Philippines — 1.2%
8990 Holdings, Inc.	68,300	16,701
Alliance Global Group, Inc.	400,400	123,223
Bank of the Philippine Islands	39,769	63,770
BDO Unibank, Inc.	140,857	358,916
Belle Corp.	423,000	18,850
Cebu Air, Inc.	23,560	37,218

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
CEMEX Holdings Philippines, Inc. *±	125,000	$6,237
China Banking Corp.	80,076	40,945
Cosco Capital, Inc.	257,000	37,441
DMCI Holdings, Inc.	109,000	24,910
East West Banking Corp. *	72,150	16,708
Emperador, Inc.	147,300	20,702
Filinvest Land, Inc.	1,435,000	41,539
First Philippine Holdings Corp.	33,750	50,937
GT Capital Holdings, Inc.	7,141	126,678
International Container Terminal Services, Inc.	34,740	86,470
JG Summit Holdings, Inc.	312,620	378,049
Lopez Holdings Corp.	414,200	41,412
LT Group, Inc.	220,200	67,515
Megaworld Corp.	1,270,700	140,355
Metropolitan Bank & Trust	75,200	114,425
Petron Corp.	421,800	52,133
Philex Mining Corp.	66,900	4,370
Philippine National Bank *	30,748	33,377
Pilipinas Shell Petroleum Corp.	22,540	21,205
Premium Leisure Corp.	846,000	13,695
Rizal Commercial Banking Corp.	47,790	24,300
Robinsons Land Corp.	353,155	164,774
Robinsons Retail Holdings, Inc.	22,800	34,302
San Miguel Corp.	67,120	222,413
Security Bank Corp.	22,320	73,536
Top Frontier Investment Holdings, Inc. *	8,630	42,895
Travellers International Hotel Group, Inc. *	183,800	19,742
Union Bank of the Philippines	8,590	9,954
Vista Land & Lifescapes, Inc.	778,900	107,245

		2,636,942

Poland — 1.4%
Alior Bank SA *	2,291	35,653
Amica SA	306	11,636
Asseco Poland SA	14,266	192,844
Bank Millennium SA *	48,160	112,140
Bank Polska Kasa Opieki SA	3,121	89,418
Ciech SA	1,973	27,570
Cyfrowy Polsat SA *	19,613	131,182
Echo Investment SA	12,278	13,271
Enea SA *	32,379	73,792
Grupa Azoty SA	6,701	71,907
Grupa Lotos SA	13,197	286,667
Jastrzebska Spolka Weglowa SA *	2,892	45,948
Kernel Holding SA	6,315	80,924
KGHM Polska Miedz SA *	14,110	393,231
LC Corp. SA	26,490	18,422
Lubelski Wegiel Bogdanka SA *	963	11,927
mBank SA	910	100,779
Netia SA *	17,231	22,844
PGE SA *	77,231	199,947
PKP Cargo SA *	3,933	47,941
Polski Koncern Naftowy Orlen SA	32,950	837,953
Powszechna Kasa Oszczednosci Bank
Polski SA	18,510	185,997
Stalprodukt SA	83	7,177
Tauron Polska Energia SA *	117,990	62,200
VRG SA *	11,906	13,334

		3,074,704

Russia — 2.4%
Gazprom PAO, ADR	265,917	1,200,349
Lukoil PJSC, ADR	37,639	3,372,455

	SHARES	VALUE†
Magnitogorsk Iron & Steel Works PJSC, GDR	5,895	$52,819
Rosneft Oil Co. PJSC, GDR	52,722	331,094
RusHydro PJSC, ADR	61,905	44,262
VTB Bank PJSC	115,250	131,616

		5,132,595

Singapore — 0.0%
Grindrod Shipping Holdings Ltd. *	905	4,535

South Africa — 6.5%
Absa Group Ltd. @	90,077	949,542
Aeci Ltd.	22,951	152,320
African Oxygen Ltd.	8,358	13,931
African Phoenix Investments Ltd. *	72,611	2,768
African Rainbow Minerals Ltd.	16,801	197,601
Alexander Forbes Group Holdings Ltd.	100,385	34,995
Allied Electronics Corp., Ltd., Class A	12,228	16,695
Alviva Holdings Ltd.	14,413	16,931
Anglo American Platinum Ltd.	1,915	97,703
AngloGold Ashanti Ltd.	22,931	304,486
AngloGold Ashanti Ltd., ADR @	47,680	624,608
ArcelorMittal South Africa Ltd. *	23,974	5,583
Ascendis Health Ltd. *	19,546	4,728
Aspen Pharmacare Holdings Ltd.	23,728	152,905
Assore Ltd.	3,341	86,600
Aveng Ltd. *	559,813	1,164
Barloworld Ltd.	39,661	349,091
Blue Label Telecoms Ltd. *	17,959	4,667
Caxton & CTP Publishers & Printers Ltd.	18,814	10,692
Clover Industries Ltd.	27,051	44,339
DataTec Ltd. *	49,872	114,892
EOH Holdings Ltd. *@	6,411	4,621
Exxaro Resources Ltd.	30,820	351,054
Gold Fields Ltd., ADR	163,422	609,564
Grindrod Ltd.	63,691	33,768
Harmony Gold Mining Co., Ltd., ADR *@	55,043	104,582
Hudaco Industries Ltd.	4,134	37,249
Impala Platinum Holdings Ltd. *@	63,361	267,869
Imperial Holdings Ltd.	34,161	141,746
Investec Ltd.	28,001	163,673
Invicta Holdings Ltd.	2,388	4,598
KAP Industrial Holdings Ltd.	227,015	110,607
Kumba Iron Ore Ltd. @	2,703	80,610
Lewis Group Ltd.	16,007	34,502
Liberty Holdings Ltd. @	21,825	152,818
Life Healthcare Group Holdings Ltd.	26,519	49,330
Long4Life Ltd.	34,303	10,889
Merafe Resources Ltd.	282,183	28,162
Metair Investments Ltd.	23,331	37,013
Mmi Holdings Ltd.	152,272	175,080
Motus Holdings Ltd.	1,629	9,237
Mpact Ltd.	27,799	47,106
MTN Group Ltd. @	258,486	1,587,596
Murray & Roberts Holdings Ltd.	70,150	69,427
Nampak Ltd. *	66,852	51,985
Nedbank Group Ltd.	31,978	556,816
Old Mutual Ltd. @	75,761	114,833
Omnia Holdings Ltd. @	11,411	40,254
Peregrine Holdings Ltd.	23,191	30,217
PPC Ltd. *	147,503	48,047
Raubex Group Ltd.	16,897	23,562
RCL Foods Ltd.	15,951	14,924
Reunert Ltd.	23,002	113,187
Rhodes Food Group Pty Ltd. @	12,062	13,752
Royal Bafokeng Platinum Ltd. *@	11,507	26,318

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Sappi Ltd.	89,490	$413,377
Sasol Ltd.	25,120	783,436
Sasol Ltd., ADR	29,102	900,416
Sibanye-Stillwater *	265,573	289,524
Standard Bank Group Ltd.	200,112	2,568,951
Steinhoff International Holdings NV *@	277,126	36,108
Super Group Ltd. *	56,256	129,755
Telkom SA SOC Ltd.	55,054	278,232
Tongaat Hulett Ltd.	15,539	23,219
Trencor Ltd.	28,700	53,109
Tsogo Sun Holdings Ltd.	54,503	72,941
Wilson Bayly Holmes-Ovcon Ltd.	6,827	50,788

		13,931,093

Taiwan — 16.0%
A-DATA Technology Co., Ltd.	20,000	25,859
Ability Enterprise Co., Ltd.	25,195	12,221
AcBel Polytech, Inc.	46,000	31,119
Acer, Inc.	267,884	171,662
Alpha Networks, Inc.	53,200	34,177
Altek Corp.	23,905	21,523
Ambassador Hotel (The)	20,000	14,341
AmTRAN Technology Co., Ltd. *	99,360	38,041
Ardentec Corp.	39,092	36,149
Asia Cement Corp.	286,269	372,459
Asia Pacific Telecom Co., Ltd. *	192,000	45,476
Asia Polymer Corp.	29,508	13,500
Asia Vital Components Co., Ltd.	53,000	58,812
Asustek Computer, Inc.	75,000	542,658
AU Optronics Corp.	868,000	319,651
AU Optronics Corp., ADR @	73,574	267,809
BES Engineering Corp.	229,000	59,812
Capital Securities Corp.	256,437	79,875
Career Technology MFG. Co., Ltd.	19,418	20,067
Casetek Holdings Ltd.	23,751	38,994
Catcher Technology Co., Ltd.	39,000	299,898
Cathay Financial Holding Co., Ltd.	1,181,000	1,722,423
Cathay Real Estate Development Co., Ltd.	70,000	54,736
Chang Hwa Commercial Bank Ltd.	621,155	371,841
Cheng Loong Corp.	114,000	75,826
Cheng Uei Precision Industry Co., Ltd.	62,543	79,547
Chia Hsin Cement Corp.	22,000	10,850
Chilisin Electronics Corp.	19,380	56,466
Chin-Poon Industrial Co., Ltd.	55,000	67,990
China Airlines Ltd.	422,111	135,040
China Bills Finance Corp.	110,000	52,287
China Chemical & Pharmaceutical Co., Ltd.	19,000	11,651
China Development Financial Holding Corp.	1,322,468	441,960
China Life Insurance Co., Ltd.	260,243	220,806
China Manmade Fibers Corp.	87,000	28,228
China Metal Products	31,000	37,618
China Motor Corp.	56,195	51,964
China Petrochemical Development Corp. *	331,000	129,949
China Steel Corp.	1,869,800	1,534,886
China Synthetic Rubber Corp.	85,491	115,946
Chipbond Technology Corp.	82,000	188,900
ChipMOS TECHNOLOGIES, Inc.	28,897	24,565
Chun Yuan Steel	30,000	10,220
Chung Hung Steel Corp. *	105,000	38,838

	SHARES	VALUE†
Chung Hwa Pulp Corp.	79,367	$25,236
Chung-Hsin Electric & Machinery Manufacturing Corp.	55,000	36,850
Clevo Co. *	71,000	67,497
CMC Magnetics Corp. *	288,337	65,862
Compal Electronics, Inc. *	671,000	416,919
Compeq Manufacturing Co., Ltd.	127,000	97,659
Continental Holdings Corp.	42,000	21,531
Coretronic Corp. *	64,800	102,181
CSBC Corp. *	16,994	15,549
CTBC Financial Holding Co., Ltd.	2,449,280	1,625,145
CyberTAN Technology, Inc.	37,000	19,748
D-Link Corp. *	77,112	33,652
Darfon Electronics Corp.	17,000	28,131
Darwin Precisions Corp.	38,000	25,399
Depo Auto Parts Ind Co., Ltd.	12,000	26,554
Dynapack International Technology Corp.	23,000	37,835
E Ink Holdings, Inc.	75,000	83,954
E.Sun Financial Holding Co., Ltd.	1,107,213	853,208
Elite Semiconductor Memory Technology, Inc.	45,000	46,065
Elitegroup Computer Systems Co., Ltd. *	58,877	23,210
Entie Commercial Bank Co., Ltd.	45,000	19,711
Epistar Corp. *	146,828	118,147
Eternal Materials Co., Ltd.	44,991	35,765
Eva Airways Corp.	370,426	181,484
Everest Textile Co., Ltd. *	44,553	16,479
Evergreen International Storage & Transport Corp.	54,000	23,565
Evergreen Marine Corp., Taiwan Ltd.	272,944	105,828
Everlight Chemical Industrial Corp.	56,000	31,070
Everlight Electronics Co., Ltd.	51,000	51,711
Far Eastern Department Stores Ltd.	134,220	71,420
Far Eastern International Bank	316,450	114,996
Far Eastern New Century Corp.	519,338	513,095
Farglory Land Development Co., Ltd.	51,721	62,930
Federal Corp. *	75,590	27,224
First Financial Holding Co., Ltd.	811,394	555,488
First Steamship Co., Ltd. *	36,000	14,250
FocalTech Systems Co., Ltd. *	26,000	20,921
Formosa Advanced Technologies Co., Ltd.	20,000	22,972
Formosa Taffeta Co., Ltd.	73,000	87,163
Formosan Rubber Group, Inc.	55,080	30,917
Formosan Union Chemical	50,715	23,448
Foxconn Technology Co., Ltd.	96,127	191,814
Fubon Financial Holding Co., Ltd.	1,119,211	1,670,437
Fulltech Fiber Glass Corp.	31,000	17,099
Gemtek Technology Corp.	47,000	35,074
Getac Technology Corp.	9,000	15,010
Giantplus Technology Co., Ltd.	37,000	13,085
Gigabyte Technology Co., Ltd.	65,000	103,551
Gigastorage Corp. *	77,000	15,740
Gloria Material Technology Corp.	88,392	60,801
Goldsun Building Materials Co., Ltd.	193,953	53,868
Grand Pacific Petrochemical	148,000	115,008
Great Wall Enterprise Co., Ltd.	62,481	71,562
Hannstar Board Corp.	36,000	30,603
HannStar Display Corp.	443,770	98,198
HannsTouch Solution, Inc. *	30,000	10,415
Hey Song Corp.	31,750	32,759
Highwealth Construction Corp.	9,000	14,834
Hiroca Holdings Ltd.	8,000	19,468

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Ho Tung Chemical Corp.	108,688	$23,486
Hon Hai Precision Industry Co., Ltd. *	1,145,068	2,730,731
Hong Pu Real Estate Development Co., Ltd.	45,000	29,712
HTC Corp. *	69,000	89,439
Hua Nan Financial Holdings Co., Ltd.	717,126	451,396
Huaku Development Co., Ltd.	39,000	93,639
Hung Sheng Construction Co., Ltd.	79,200	76,321
Ichia Technologies, Inc. *	72,000	36,911
Innolux Corp.	1,550,757	503,158
Inventec Co., Ltd.	261,282	198,798
Jih Sun Financial Holdings Co., Ltd.	241,032	74,373
KEE TAI Properties Co., Ltd.	60,000	23,264
Kindom Construction Corp.	42,000	27,391
King Yuan Electronics Co., Ltd.	185,100	157,651
King’s Town Bank Co., Ltd.	121,000	125,631
Kinpo Electronics	230,000	84,700
Kinsus Interconnect Technology Corp.	44,000	64,386
Kuoyang Construction Co., Ltd.	45,493	17,934
L&K Engineering Co., Ltd.	16,000	14,977
Lealea Enterprise Co., Ltd.	109,406	36,208
Lextar Electronics Corp. *	40,000	21,285
Li Peng Enterprise Co., Ltd. *	91,245	22,974
Lien Hwa Industrial Corp.	53,815	58,756
Lingsen Precision Industries Ltd. *	41,000	12,757
Lite-On Semiconductor Corp.	21,000	23,746
Lite-On Technology Corp.	319,874	465,481
Long Bon International Co., Ltd.	57,400	29,240
Long Chen Paper Co., Ltd.	86,249	47,713
Lumax International Corp., Ltd.	7,200	16,610
Macronix International	119,171	80,812
MediaTek, Inc.	19,000	174,154
Mega Financial Holding Co., Ltd.	1,149,850	1,046,488
Mercuries & Associates Holdings Ltd. *	60,495	35,233
Mercuries Life Insurance Co., Ltd. *	137,105	50,268
MIN AIK Technology Co., Ltd.	25,600	13,498
Mitac Holdings Corp.	41,458	42,439
Motech Industries, Inc. *	36,775	9,904
Nan Ya Printed Circuit Board Corp. *	24,200	36,590
Nanya Technology Corp.	160,000	318,749
Neo Solar Power Corp. *	172,197	55,871
Nien Hsing Textile Co., Ltd.	21,957	20,197
O-Bank Co., Ltd.	43,000	10,938
OptoTech Corp.	57,722	44,480
Orient Semiconductor Electronics Ltd. *	42,485	21,918
Pan Jit International, Inc. *	24,000	20,752
Pan-International Industrial Corp.	34,380	26,158
Pegatron Corp.	288,249	498,489
POU Chen Corp.	332,133	404,653
Powertech Technology, Inc.	23,000	54,328
President Securities Corp.	109,122	49,391
Prince Housing & Development Corp.	148,970	56,068
Qisda Corp.	288,400	184,809
Radiant Opto-Electronics Corp.	14,000	44,788
Radium Life Tech Co., Ltd. *	99,488	47,936
Rich Development Co., Ltd.	120,978	37,996
Ritek Corp. *	87,399	32,186
Ruentex Development Co., Ltd. *	50,949	77,034
Ruentex Industries Ltd. *	41,400	108,670
Sampo Corp.	49,600	26,473
San Fang Chemical Industry Co., Ltd.	13,000	9,722
Sanyang Industry Co., Ltd.	76,573	50,187
Sesoda Corp.	22,000	18,381
Shihlin Electric & Engineering Corp.	27,000	36,794

	SHARES	VALUE†
Shin Kong Financial Holding Co., Ltd. *	1,491,692	$439,466
Shin Zu Shing Co., Ltd.	16,000	56,845
Shining Building Business Co., Ltd. *	71,552	24,377
Shinkong Insurance Co., Ltd.	30,000	37,962
Shinkong Synthetic Fibers Corp.	186,151	84,256
Sigurd Microelectronics Corp. *	53,000	51,761
Sincere Navigation Corp.	27,000	13,754
Sinon Corp.	64,000	37,793
SinoPac Financial Holdings Co., Ltd.	1,166,094	431,319
Sirtec International Co., Ltd. *	12,000	9,578
Solar Applied Materials Technology Co. *	22,039	13,300
Supreme Electronics Co., Ltd.	39,000	39,733
Synnex Technology International Corp.	138,300	166,029
Systex Corp. *	20,000	44,062
Ta Ya Electric Wire & Cable	46,000	16,567
Taichung Commercial Bank Co., Ltd.	346,715	128,244
Taiflex Scientific Co., Ltd. *	25,740	32,195
Tainan Spinning Co., Ltd.	142,427	55,916
Taishin Financial Holding Co., Ltd.	1,034,364	471,531
Taiwan Business Bank	424,594	165,316
Taiwan Cement Corp.	670,001	896,726
Taiwan Cogeneration Corp.	19,000	16,306
Taiwan Cooperative Financial Holding Co., Ltd.	855,596	541,332
Taiwan Fertilizer Co., Ltd.	78,000	116,669
Taiwan FU Hsing Industrial Co., Ltd.	21,000	26,062
Taiwan Glass Industrial Corp.	169,321	75,539
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	58,885
Taiwan PCB Techvest Co., Ltd.	28,000	33,569
Taiwan Shin Kong Security Co., Ltd.	10,000	12,394
Taiwan Surface Mounting Technology Co., Ltd.	27,518	44,598
Teco Electric & Machinery Co., Ltd.	229,000	156,033
Test Rite International Co., Ltd. *	36,000	26,281
Thye Ming Industrial Co., Ltd.	10,000	10,350
Ton Yi Industrial Corp.	120,000	51,005
Tong Yang Industry Co., Ltd.	20,921	26,847
TPK Holding Co., Ltd.	46,000	86,864
Tripod Technology Corp.	25,000	80,709
TSRC Corp.	26,000	23,199
Tung Ho Steel Enterprise Corp.	119,000	82,048
TXC Corp.	56,000	58,597
TYC Brother Industrial Co., Ltd.	21,000	18,192
U-Ming Marine Transport Corp.	47,000	47,350
Unimicron Technology Corp.	197,000	189,199
Union Bank of Taiwan	152,020	52,777
Unitech Printed Circuit Board Corp.	67,320	45,433
United Microelectronics Corp.	2,379,513	899,444
Universal Cement Corp.	46,836	29,937
UPC Technology Corp.	140,727	56,847
USI Corp.	132,130	51,659
Wah Lee Industrial Corp.	25,000	43,153
Walsin Lihwa Corp.	424,000	242,812
Wan Hai Lines Ltd.	100,650	52,414
Waterland Financial Holdings Co., Ltd.	277,944	94,691
Weikeng Industrial Co., Ltd.	31,087	20,677
Winbond Electronics Corp.	447,893	214,352
Wisdom Marine Lines Co., Ltd. *	58,280	57,012
Wistron Corp.	457,431	351,750
WPG Holdings Ltd. *	225,400	293,995
WT Microelectronics Co., Ltd.	71,265	93,993
Yang Ming Marine Transport Corp. *	145,100	40,723
YC Co., Ltd.	20,000	8,955
YC INOX Co., Ltd.	50,000	42,585

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Yea Shin International Development Co., Ltd.	29,995	$19,513
Yeong Guan Energy Technology Group Co., Ltd.	18,000	40,181
YFY, Inc.	150,385	57,821
Yieh Phui Enterprise Co., Ltd.	156,241	50,542
Youngtek Electronics Corp.	12,000	17,735
Yuanta Financial Holding Co., Ltd.	1,469,815	836,951
Yulon Motor Co., Ltd.	123,272	77,794
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	12,135
Zhen Ding Technology Holding Ltd.	62,000	192,515
Zinwell Corp.	43,000	30,136

		34,649,047

Thailand — 3.1%
Ananda Development PCL	180,700	20,385
AP Thailand PCL	185,700	41,254
Asia Aviation PCL	299,900	38,746
Bangchak Corp. PCL	63,400	64,429
Bangkok Bank PCL, NVDR	16,600	108,278
Bangkok Insurance PCL	2,100	21,440
Bangkok Land PCL	1,039,700	51,436
Bangkok Life Assurance PCL	32,500	28,163
Bank of Ayudhya PCL	23,400	27,282
Banpu PCL	232,250	118,558
Cal-Comp Electronics Thailand PCL	121,100	6,792
Charoen Pokphand Foods PCL	386,700	310,725
Esso Thailand PCL	45,500	15,771
GFPT PCL	49,100	21,661
Golden Land Property Development PCL	80,600	21,207
Hana Microelectronics PCL	63,900	62,420
IRPC PCL	1,038,700	186,563
Italian-Thai Development PCL *	193,100	13,386
Kasikornbank PCL, NVDR	127,100	750,945
Khon Kaen Sugar Industry PCL	135,600	12,990
Kiatnakin Bank PCL	37,800	82,782
Krung Thai Bank PCL	275,275	166,544
LH Financial Group PCL	653,200	30,669
LPN Development PCL	56,200	12,131
Polyplex Thailand PCL	40,600	19,958
Precious Shipping PCL *	87,600	22,359
Pruksa Holding PCL	59,400	33,691
PTT Exploration & Production PCL	158,300	626,017
PTT Global Chemical PCL	267,428	566,710
PTT PCL	1,214,300	1,827,094
Rojana Industrial Park PCL	98,400	15,658
Sansiri PCL	425,700	17,573
SC Asset Corp. PCL	188,600	17,829
Siam Commercial Bank PCL	145,900	606,863
Sri Trang Agro-Industry PCL	45,500	18,352
Star Petroleum Refining PCL	180,700	62,065
Supalai PCL	39,300	23,405
Super Energy Corp. PCL *	932,500	18,218
SVI PCL	75,100	11,312
Thai Airways International PCL *	92,500	35,852
Thai Oil PCL	116,900	256,012
Thaicom PCL	48,300	10,806
Thanachart Capital PCL	55,100	94,626
Thoresen Thai Agencies PCL	166,348	26,995

	SHARES	VALUE†
TMB Bank PCL	899,300	$57,809
True Corp. PCL	961,400	144,202
Vinythai PCL	42,500	33,079

		6,761,042

Turkey — 0.8%
Akbank TAS *	345,029	391,101
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,865	30,981
Enka Insaat ve Sanayi AS	54,549	44,907
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1	—
Pegasus Hava Tasimaciligi AS *	3,833	18,699
Sekerbank TAS *	54,778	10,513
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	8,095
Trakya Cam Sanayi AS	76,578	45,599
Turk Hava Yollari *	81,666	189,390
Turk Sise ve Cam Fabrikalari AS	53,087	55,510
Turkiye Garanti Bankasi AS	348,574	521,408
Turkiye Halk Bankasi AS	66,222	75,777
Turkiye Is Bankasi	188,214	185,665
Turkiye Sinai Kalkinma Bankasi AS *	190,047	25,905
Turkiye Vakiflar Bankasi TAO	113,664	92,350
Yapi ve Kredi Bankasi AS *	194,984	74,490

		1,770,390

TOTAL COMMON STOCKS (Identified Cost $204,470,589)		210,101,841

PREFERRED STOCKS — 2.0%
Brazil — 1.9%
Banco ABC Brasil SA, 5.520% *	10,453	50,859
Banco do Estado do Rio Grande do Sul SA, PF B, 8.340% *	22,800	140,864
Banco Pan SA, 3.510%	11,300	9,409
Cia Brasileira de Distribuicao, 1.900% *	3,300	77,086
Cia Ferro Ligas da Bahia - Ferbasa, 5.560% *	4,895	27,142
Marcopolo SA, 2.340% *	38,404	38,253
Petroleo Brasileiro SA, 3.080%	325,907	2,335,666
Petroleo Brasileiro SA, ADR, 3.050% *	84,297	1,205,447
Randon SA Implementos e Participacoes, 1.050%	11,100	27,500
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.340%	58,512	150,040

		4,062,266

Colombia — 0.1%
Avianca Holdings SA, 6.070%	41,262	21,679
Grupo Argos SA, 2.190%	12,517	58,109
Grupo de Inversiones Suramericana SA, 1.510%	10,484	113,126

		192,914

Korea — 0.0%
CJ Corp. *§	252	8,140

TOTAL PREFERRED STOCKS (Identified Cost $2,981,935)		4,263,320

RIGHTS AND WARRANTS — 0.0%
India — 0.0%
Vodafone Idea Ltd. Rights *§	596,064	49,475

See notes to portfolios of investments

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS (Continued)
Korea — 0.0%
Doosan Heavy Industries & Construction Rights *§	5,978	$6,003

TOTAL RIGHTS AND WARRANTS (Identified Cost $244,716)		55,478

SHORT-TERM INVESTMENTS — 2.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.390%	510,044	510,044

Collateral For Securities On Loan — 2.3%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.430%	4,941,485	4,941,485

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,451,529)		5,451,529

Total Investments — 101.8% (Identified Cost $213,148,769)		219,872,168
Liabilities, Less Cash and Other Assets — (1.8%)		(3,886,792)

Net Assets — 100.0%		$215,985,376

†	See Notes to Portfolios of Investments
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $5,885,363.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2019 amounted to $2,113,518 or 0.98% of the net assets of the Fund.

§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

See notes to portfolios of investments

Country Weightings as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	17.8%
Korea	16.9%
Taiwan	16.2%
India	13.7%
Brazil	9.1%
South Africa	6.5%
Mexico	3.2%
Thailand	3.2%
Malaysia	2.8%
Other	10.6%

100.0%

Ten largest industry holdings as of March 31, 2019 (As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	22.8%
Oil, Gas & Consumable Fuels	16.4%
Metals & Mining	10.0%
Real Estate Management & Development	4.1%
Insurance	3.7%
Electronic Equipment, Instruments & Components	3.6%
Wireless Telecommunication Services	3.2%
Chemicals	3.2%
Industrial Conglomerates	2.5%
Automobiles	2.2%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	15,716	$428,575
Agree Realty Corp. @	6,555	454,524
Alexander’s, Inc.	518	194,856
Alexandria Real Estate Equities, Inc.	20,397	2,907,796
American Assets Trust, Inc.	7,215	330,880
American Campus Communities, Inc.	25,510	1,213,766
American Homes 4 Rent., Class A	47,061	1,069,226
American Tower Corp.	81,614	16,082,855
Apartment Investment & Management Co., Class A	27,774	1,396,754
Apple Hospitality REIT, Inc.	37,683	614,233
Ashford Hospitality Trust, Inc.	19,998	94,991
AvalonBay Communities, Inc.	25,605	5,139,692
Bluerock Residential Growth REIT, Inc.	3,300	35,574
Boston Properties, Inc.	28,546	3,821,738
Braemar Hotels & Resorts, Inc.	7,756	94,701
Brandywine Realty Trust	34,490	547,011
Brixmor Property Group, Inc.	58,096	1,067,224
Brookfield Property REIT, Inc., Class A	24,064	493,071
BRT Apartments Corp.	400	5,552
Camden Property Trust	17,536	1,779,904
CareTrust REIT, Inc.	13,238	310,563
CBL & Associates Properties, Inc. @	34,365	53,266
Cedar Realty Trust, Inc.	17,672	60,085
Chatham Lodging Trust	8,674	166,888
Chesapeake Lodging Trust	12,036	334,721
City Office REIT, Inc.	5,176	58,541
Clipper Realty, Inc.	1,167	15,626
Columbia Property Trust, Inc.	22,363	503,391
Community Healthcare Trust, Inc.	3,480	124,897
Condor Hospitality Trust, Inc.	1,057	9,513
CorePoint Lodging, Inc.	7,863	87,830
CoreSite Realty Corp.	6,741	721,422
Corporate Office Properties Trust	20,988	572,972
Cousins Properties, Inc.	75,003	724,529
Crown Castle International Corp.	76,772	9,826,816
CubeSmart	35,376	1,133,447
CyrusOne, Inc.	18,871	989,595
DiamondRock Hospitality Co.	42,024	455,120
Digital Realty Trust, Inc.	38,215	4,547,585
Douglas Emmett, Inc.	30,790	1,244,532
Duke Realty Corp.	66,013	2,018,678
Easterly Government Properties, Inc.	8,837	159,154
EastGroup Properties, Inc.	7,099	792,532
Empire State Realty Trust, Inc., Class A	25,972	410,358
EPR Properties	13,912	1,069,833
Equinix, Inc.	14,842	6,725,801
Equity Commonwealth	23,500	768,215
Equity LifeStyle Properties, Inc.	15,974	1,825,828
Equity Residential	68,450	5,155,654
Essex Property Trust, Inc.	12,273	3,549,843
Extra Space Storage, Inc.	23,652	2,410,375
Federal Realty Investment Trust	13,789	1,900,814
First Industrial Realty Trust, Inc.	24,080	851,469
Four Corners Property Trust, Inc.	10,646	315,122
Franklin Street Properties Corp.	22,915	164,759
Front Yard Residential Corp.	1,000	9,270
Gaming & Leisure Properties, Inc.	38,680	1,491,888
Getty Realty Corp.	6,637	212,583
Gladstone Commercial Corp.	5,964	123,872
Global Medical REIT, Inc.	5,127	50,347
Global Net Lease, Inc.	11,391	215,290

	SHARES	VALUE†
Global Self Storage, Inc.	1,614	$6,230
HCP, Inc.	88,931	2,783,540
Healthcare Realty Trust, Inc.	24,302	780,337
Healthcare Trust of America, Inc., Class A	36,588	1,046,051
Hersha Hospitality Trust	9,032	154,808
Highwoods Properties, Inc.	19,520	913,146
Hospitality Properties Trust	32,098	844,498
Host Hotels & Resorts, Inc.	136,874	2,586,919
Hudson Pacific Properties, Inc.	28,880	994,050
Independence Realty Trust, Inc.	13,010	140,378
Industrial Logistics Properties Trust	8,397	169,367
Investors Real Estate Trust	2,611	156,425
Invitation Homes, Inc.	57,455	1,397,880
Iron Mountain, Inc.	50,344	1,785,198
JBG SMITH Properties	20,067	829,770
Kilroy Realty Corp.	18,991	1,442,556
Kimco Realty Corp.	78,826	1,458,281
Kite Realty Group Trust	16,957	271,142
Lamar Advertising Co., Class A	15,312	1,213,629
Lexington Realty Trust	43,983	398,486
Liberty Property Trust	27,385	1,325,982
Life Storage, Inc.	8,992	874,652
LTC Properties, Inc.	8,119	371,850
Macerich Co. (The)	20,604	893,183
Mack-Cali Realty Corp.	18,484	410,345
MedEquities Realty Trust, Inc.	3,453	38,432
Medical Properties Trust, Inc.	65,656	1,215,293
MGM Growth Properties LLC, Class A	15,146	488,458
Mid-America Apartment Communities, Inc.	21,282	2,326,761
Monmouth Real Estate Investment Corp.	14,037	185,008
National Health Investors, Inc.	8,220	645,681
National Retail Properties, Inc.	30,083	1,666,297
National Storage Affiliates Trust	8,583	244,701
New Senior Investment Group, Inc.	17,592	95,876
NexPoint Residential Trust, Inc.	2,800	107,352
NorthStar Realty Europe Corp.	7,232	125,548
Office Properties Income Trust	8,380	231,623
Omega Healthcare Investors, Inc. @	37,440	1,428,336
One Liberty Properties, Inc.	2,871	83,259
Outfront Media, Inc.	23,791	556,709
Paramount Group, Inc.	37,456	531,501
Park Hotels & Resorts, Inc.	36,153	1,123,635
Pebblebrook Hotel Trust	24,293	754,541
Pennsylvania REIT @	14,993	94,306
Physicians Realty Trust	30,813	579,593
Piedmont Office Realty Trust, Inc., Class A	25,747	536,825
Plymouth Industrial REIT, Inc.	804	13,523
Prologis, Inc.	115,980	8,344,761
PS Business Parks, Inc.	3,963	621,517
Public Storage	29,072	6,331,300
QTS Realty Trust, Inc., Class A	8,920	401,311
Realty Income Corp.	55,334	4,070,369
Regency Centers Corp.	28,489	1,922,723
Retail Opportunity Investments Corp.	22,076	382,798
Retail Properties of America, Inc., Class A	42,468	517,685
Retail Value, Inc.	3,622	112,898
Rexford Industrial Realty, Inc.	16,853	603,506
RLJ Lodging Trust	34,277	602,247
RPT Realty	14,849	178,336
Ryman Hospitality Properties	8,989	739,255
Sabra Healthcare REIT, Inc.	34,437	670,488
Saul Centers, Inc.	3,327	170,908
SBA Communications Corp. *	21,053	4,203,442
Senior Housing Properties Trust	46,083	542,858
Seritage Growth Properties, Class A @	4,826	214,467

See notes to portfolios of investments

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Simon Property Group, Inc.	57,152	$10,413,666
SITE Centers Corp.	32,011	435,990
SL Green Realty Corp.	15,503	1,394,030
Sotherly Hotels, Inc.	3,111	21,186
Spirit MTA REIT	9,141	59,325
Spirit Realty Capital, Inc.	16,556	657,770
STAG Industrial, Inc.	17,949	532,188
STORE Capital Corp.	35,598	1,192,533
Summit Hotel Properties, Inc.	21,227	242,200
Sun Communities, Inc.	15,550	1,842,986
Sunstone Hotel Investors, Inc.	44,279	637,618
Tanger Factory Outlet Centers, Inc. @	18,139	380,556
Taubman Centers, Inc.	11,250	594,900
Terreno Realty Corp.	10,190	428,388
Tier REIT, Inc.	6,825	195,604
UDR, Inc.	51,689	2,349,782
UMH Properties, Inc.	5,369	75,596
Uniti Group, Inc. @	27,583	308,654
Universal Health Realty Income Trust	2,894	219,105
Urban Edge Properties	22,808	433,352
Urstadt Biddle Properties, Inc.	1,000	16,700
Urstadt Biddle Properties, Inc., Class A	6,307	130,176
Ventas, Inc.	65,972	4,209,673
VEREIT, Inc.	183,125	1,532,756
Vornado Realty Trust	32,138	2,167,387
Washington Prime Group, Inc. @	37,014	209,129
Washington REIT	15,908	451,469
Weingarten Realty Investors	23,129	679,299
Welltower, Inc.	71,316	5,534,122
Whitestone REIT @	7,118	85,558
WP Carey, Inc.	27,865	2,182,665
Xenia Hotels & Resorts, Inc.	18,403	403,210

		196,906,350

TOTAL COMMON STOCKS (Identified Cost $122,369,075)		196,906,350

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.390%	538,572	538,572

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending
Government Money Market Portfolio 2.430%	378,383	378,383

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $916,955)		916,955

Total Investments — 99.9% (Identified Cost $123,286,030)		197,823,305
Cash and Other Assets, Less Liabilities — 0.1%		294,960

Net Assets — 100.0%		$198,118,265

†	See Notes to Portfolios of Investments
@	A portion or all of the security were held on loan. As of March 31, 2019, the market value of the securities on loan was $3,036,347.
*	Non-income producing security

Key to abbreviations:

REIT — Real Estate Investment Trust

See notes to portfolios of investments

Portfolio Sectors as of March 31, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	23.0%
Retail REITs	15.4%
Residential REITs	15.0%
Diversified REITs	13.1%
Health Care REITs	10.5%
Office REITs	10.4%
Industrial REITs	7.1%
Hotels & Resorts REITs	5.5%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2019 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	379,468	$3,726,379
SA Global Fixed Income Fund €	512,881	4,898,010
SA International Value Fund €	655,464	7,065,907
SA Real Estate Securities Fund €	155,614	1,900,045
SA U.S. Core Market Fund €	285,612	6,777,574
SA U.S. Fixed Income Fund €	446,057	4,514,093
SA U.S. Small Company Fund €	136,298	3,372,013
SA U.S. Value Fund €	316,238	5,243,228

		37,497,249

TOTAL MUTUAL FUNDS (Identified Cost $36,257,461)		37,497,249

Total Investments — 100.0% (Identified Cost $36,257,461)		37,497,249
Cash and Other Assets, Less Liabilities — 0.0%		215

Net Assets — 100.0%		$37,497,464

†	See Notes to Portfolios of Investments
€	Affiliated company

See notes to portfolios of investments

Notes to Portfolios of Investments- March 31, 2019 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its Designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its Designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its Designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Notes to Portfolios of Investments- March 31, 2019 (Unaudited) (Continued)

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2019, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant	Total Balance
	for Identical	Significant Other	Unobservable	as of
	Investments	Observable Inputs	Inputs	March 31,
Description	(Level 1)	(Level 2)	(Level 3)	2019
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$618,441,360	$—	$618,441,360
Short-Term Investments	2,785,589	7,989,434	—	10,775,023

Total Investments	$2,785,589	$626,430,794	$—	$629,216,383

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$721,607,150	$—	$721,607,150
Short-Term Investments	4,456,189	—	—	4,456,189
Other Financial Instruments Forward Foreign Currency Contracts	—	11,914,660	—	11,914,660

Total Investments	$4,456,189	$733,521,810	$—	$737,977,999

Liabilities:
Other Financial Instruments Forward Foreign Currency Contracts	$—	$(424,474)	$—	$(424,474)

SA U.S. Core Market Fund
Common Stocks	$752,597,458	$—	$—	$752,597,458
Mutual Funds	29,023,268	—	—	29,023,268
Short-Term Investments	2,715,265	—	—	2,715,265

Total Investments	$784,335,991	$—	$—	$784,335,991

SA U.S. Value Fund
Common Stocks	$576,184,808	$—	$—	$576,184,808
Short-Term Investments	1,806,678	—	—	1,806,678

Total Investments	$577,991,486	$—	$—	$577,991,486

Notes to Portfolios of Investments- March 31, 2019 (Unaudited) (Continued)

SA U.S. Small Company Fund
Common Stocks	$400,392,439	$8,500	$—	†	$400,400,939	†
Rights and Warrants	—	—	2,558	†	2,558	†
Preferred Stocks	44,792	—	—		44,792
Short-Term Investments	4,499,469	—	—		4,499,469

Total Investments	$404,936,700	$8,500	$2,558		$404,947,758

SA International Value Fund
Common Stocks	$670,637,023	$—	$—	†	$670,637,023	†
Preferred Stocks	7,727,949	—	—		7,727,949
Short-Term Investments	37,690,997	—	—		37,690,997

Total Investments	$716,055,969	$—	$—		$716,055,969

SA International Small Company Fund
Mutual Funds	$319,049,323	$—	$—		$319,049,323

Total Investments	$319,049,323	$—	$—		$319,049,323

SA Emerging Markets Value Fund (a)
Common Stocks	$210,029,169	$45,830	$26,842	†	$210,101,841	†
Preferred Stocks	4,255,180	—	8,140		4,263,320
Rights and Warrants	—	55,478	—		55,478
Short-Term Investments	5,451,529	—	—		5,451,529

Total Investments	$219,735,878	$101,308	$34,982		$219,872,168

SA Real Estate Securities Fund
Common Stocks	$196,906,350	$—	$—		$196,906,350
Short-Term Investments	916,955	—	—		916,955

Total Investments	$197,823,305	$—	$—		$197,823,305

SA Worldwide Moderate Growth Fund
Mutual Funds	$37,497,249	$—	$—		$37,497,249

Total Investments	$37,497,249	$—	$—		$37,497,249

†	Contains securities with a market value of zero.
(a)	For the period ended March 31, 2019 common stocks valued at $740 were transferred from Level 1 to Level 3 and common stocks valued at $30,131 were transferred from Level 3 to Level 1.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds’ policy is to recognize transfers between any level to/from Level 3 as of the end of the fiscal period.

Notes to Portfolios of Investments- March 31, 2019 (Unaudited) (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal period.

	Beginning Balance June 30, 2018	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance March 31, 2019	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2019
SA U.S. Core Market Fund
Rights and Warrants	$5,946	—	(7,432)	—	1,486	—	—	$—	(3,883)
SA U.S. Small Company Fund
Common Stocks(2)	$—	13,040	(10,084)	—	(2,956)	—	—	$—	(2,956)
Rights and Warrants(1)(2)	$6,626	—	(3,059)	—	(1,009)	—	—	$2,558	(1,009)
SA Emerging Markets Value Fund
Common Stocks(1)(2)	229,619	13,099	(109,055)	—	(69,290)	740	(30,131)	$34,982	(46,641)

(1)	Level 3 at July 1, 2018 included securities with a fair value of $0.
(2)	Level 3 at March 31, 2019 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which BAM Advisor Services, LLC (the “Adviser” or Dimensional Fund Advisors LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

Notes to Portfolios of Investments- March 31, 2019 (Unaudited) (Continued)

As of March 31, 2019, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral (Including Calculated Mark)†
SA Global Fixed Income Fund	$1,771,009	$1,809,825	$—	$1,809,825
SA U.S Core Market Fund	$10,840,964	$604,895	$10,407,996	$11,107,728
SA U.S. Value Fund	$2,742,991	$—	$2,762,512	$2,807,320
SA U.S. Small Company Fund	$29,674,667	$3,392,464	$26,960,865	$30,536,132
SA International Value Fund	$56,372,990	$35,061,967	$23,992,669	$59,207,007
SA Emerging Markets Value Fund	$5,885,363	$4,941,485	$1,175,252	$6,228,025
SA Real Estate Securities Fund	$3,036,347	$378,383	$2,746,966	$3,122,135

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements As of March 31, 2019
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$1,809,825	$—	$—	$—	$1,809,825

Total Borrowings	$1,809,825	$—	$—	$—	$1,809,825

Gross amount of recognized liabilities for securities lending transactions					$1,809,825

SA U.S. Core Market Fund
Common Stocks	$604,895	$—	$—	$—	$604,895

Total Borrowings	$604,895	$—	$—	$—	$604,895

Gross amount of recognized liabilities for securities lending transactions					$604,895

SA U.S. Small Company Fund
Common Stocks	$3,392,464	$—	$—	$—	$3,392,464

Total Borrowings	$3,392,464	$—	$—	$—	$3,392,464

Gross amount of recognized liabilities for securities lending transactions					$3,392,464

SA International Value Fund
Common Stocks	$35,061,967	$—	$—	$—	$35,061,967

Total Borrowings	$35,061,967	$—	$—	$—	$35,061,967

Gross amount of recognized liabilities for securities lending transactions					$35,061,967

Notes to Portfolios of Investments- March 31, 2019 (Unaudited) (Continued)

SA Emerging Markets Value Fund
Common Stocks	$4,941,845	$—	$—	$—	$4,941,845

Total Borrowings	$4,941,845	$—	$—	$—	$4,941,845

Gross amount of recognized liabilities for securities lending transactions					$4,941,845

SA Real Estate Securities Fund
Common Stocks	$378,383	$—	$—	$—	$378,383

Total Borrowings	$378,383	$—	$—	$—	$378,383

Gross amount of recognized liabilities for securities lending transactions					$378,383

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Portfolios of Investments- March 31, 2019 (Unaudited) (Continued)

Federal Income Tax — At March 31, 2019, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$627,497,174	$1,855,427	$136,218	$1,719,209
SA Global Fixed Income Fund	740,652,524	557,555	15,146,740	(14,589,185)
SA U.S. Core Market Fund	338,088,706	452,752,659	6,505,374	446,247,285
SA U.S. Value Fund	432,502,759	167,234,125	21,745,398	145,488,727
SA U.S. Small Company Fund	275,692,943	157,571,466	28,316,651	129,254,815
SA International Value Fund	700,308,965	84,955,152	69,208,148	15,747,004
SA International Small Company Fund	221,417,691	97,631,632	—	97,631,632
SA Emerging Markets Value Fund	213,148,769	37,070,470	30,347,071	6,723,399
SA Real Estate Securities Fund	123,286,030	79,850,170	5,312,895	74,537,275
SA Worldwide Moderate Growth Fund	36,257,461	1,437,750	197,962	1,239,788

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Investment Abbreviations

CP	Certificate Participation
SA	Special Assessment
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,733,885,086
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,915,286,645
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	2,247,137,956
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,334,298,441
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,103,007,231

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,333,615,359

As of March 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	365	06/21/19	$51,527,202	$51,789,850	$262,648

Total Futures Contracts			$51,527,202	$51,789,850	$262,648

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,333,615,359	—	—	$12,333,615,359
Futures Contracts**	262,648	—	—	262,648

TOTAL	$12,333,878,007	—	—	$12,333,878,007

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2019, the Fund consisted of one hundred and four operational portfolios, (the “Portfolios”) of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 — inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net assets values as reported by their administrator. The Portfolio’s investments in the Series of DFAITC reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contract to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2019, the total cost of securities for federal income tax purposes was $11,918,242.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.1%)
COMMUNICATION SERVICES — (2.7%)
	Aeria, Inc.	15,800	$90,308
#	Akatsuki, Inc.	26,400	1,521,644
*	AlphaPolis Co., Ltd.	11,300	213,600
	Amuse, Inc.	51,798	1,099,485
	AOI TYO Holdings, Inc.	166,231	1,179,605
	Asahi Broadcasting Group Holdings Corp.	72,200	505,401
#	Asahi Net, Inc.	79,700	392,194
	Ateam, Inc.	94,800	1,546,297
*	Atrae, Inc.	36,800	1,293,678
	Avex, Inc.	286,800	3,830,064
*	Bengo4.com, Inc.	33,300	1,324,530
*	CareerIndex, Inc.	25,100	205,041
	Carta Holdings, Inc.	54,800	565,304
#	Ceres, Inc.	21,200	400,059
	COLOPL, Inc.	380,200	2,363,284
#*	COOKPAD, Inc.	171,600	432,134
*	Cyberstep, Inc.	29,500	382,528
	Dip Corp.	243,500	4,223,275
*	eBook Initiative Japan Co., Ltd.	9,100	132,510
#*	Extreme Co., Ltd.	17,300	365,723
	F@N Communications, Inc.	368,300	1,878,165
#	Faith, Inc.	54,410	449,686
	Freebit Co., Ltd.	69,000	600,358
*	Full Speed, Inc.	41,900	208,252
	Gakken Holdings Co., Ltd.	40,000	1,859,989
	Gree, Inc.	991,900	4,059,972
	Gurunavi, Inc.	219,500	1,380,125
#	Imagica Group, Inc.	110,000	665,520
	Intage Holdings, Inc.	260,600	2,026,032
	Internet Initiative Japan, Inc.	193,800	3,930,908
#*	Itokuro, Inc.	55,100	1,524,689
*	Kadokawa Dwango	183,116	1,931,990
	Kamakura Shinsho, Ltd.	56,100	724,523
*	KLab, Inc.	141,900	1,117,998
	LIFULL Co., Ltd.	462,800	2,433,484
#	Macromill, Inc.	247,200	2,986,521
	MarkLines Co., Ltd.	64,500	847,397
	Marvelous, Inc.	239,300	1,859,302
#	Members Co., Ltd.	45,500	710,828
	Mixi, Inc.	207,100	4,791,909
*	Mobile Factory, Inc.	22,300	288,900
	MTI, Ltd.	196,800	1,126,100
*	Mynet, Inc.	17,800	161,912
	Okinawa Cellular Telephone Co.	85,500	2,719,418
	Proto Corp.	91,800	1,660,053
*	Sharingtechnology, Inc.	13,400	185,404
#	Shobunsha Publications, Inc.	258,500	994,859
	SKY Perfect JSAT Holdings, Inc.	1,138,400	4,739,450
	SoldOut, Inc.	2,800	97,525
*	Synchro Food Co., Ltd.	47,900	250,559
	Toei Animation Co., Ltd.	80,700	3,982,427
	Toei Co., Ltd.	40,700	5,424,073
	Tohokushinsha Film Corp.	87,200	473,004
	Tow Co., Ltd.	135,400	889,128

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tv Tokyo Holdings Corp.	103,500	$2,179,094
*	Usen-Next Holdings Co., Ltd.	101,100	792,517
#	ValueCommerce Co., Ltd.	107,000	2,003,119
*	V-Cube, Inc.	112,200	524,513
*	Vector, Inc.	206,200	2,612,940
*	Vision, Inc.	42,800	1,994,212
*	WirelessGate, Inc.	30,400	131,838
	Wowow, Inc.	42,100	1,128,501
*	Zappallas, Inc.	55,900	214,770
#	Zenrin Co., Ltd.	291,950	6,476,830
	ZIGExN Co., Ltd.	445,600	2,364,870

TOTAL COMMUNICATION SERVICES			101,470,328

CONSUMER DISCRETIONARY — (17.4%)
	Adastria Co., Ltd.	150,440	3,339,941
	Adventure, Inc.	8,800	425,712
#	Aeon Fantasy Co., Ltd.	60,932	1,574,930
*	AGORA Hospitality Group Co., Ltd.	341,200	104,849
	Ahresty Corp.	152,800	875,521
	Aigan Co., Ltd.	86,100	231,976
	Ainavo Holdings Co., Ltd.	1,700	13,932
	Aisan Industry Co., Ltd.	273,500	1,684,580
*	Akebono Brake Industry Co., Ltd.	396,600	445,225
	Alpen Co., Ltd.	132,500	2,048,931
#	Alpha Corp.	52,600	629,665
#	Amiyaki Tei Co., Ltd.	32,000	1,009,098
*	Anrakutei Co., Ltd.	1,300	57,430
	AOKI Holdings, Inc.	287,400	3,012,284
	Aoyama Trading Co., Ltd.	350,200	7,966,745
	Arata Corp.	102,100	3,525,460
	Arcland Sakamoto Co., Ltd.	229,500	3,111,624
	Arcland Service Holdings Co., Ltd.	106,900	1,961,904
	Asahi Co., Ltd.	111,900	1,549,267
	Asante, Inc.	49,000	965,573
	Ashimori Industry Co., Ltd.	30,899	444,822
	ASKUL Corp.	21,200	529,816
#*	Asti Corp.	20,800	328,060
#	Atom Corp.	738,900	6,565,924
	Atsugi Co., Ltd.	131,400	1,144,938
*	Aucfan Co., Ltd.	3,100	30,042
	Aucnet, Inc.	15,000	175,793
	Autobacs Seven Co., Ltd.	553,000	9,194,743
	Baroque Japan, Ltd.	96,500	753,249
*	Beaglee, Inc.	35,400	325,035
	Beauty Garage, Inc.	17,400	225,438
	Beenos, Inc.	48,200	525,566
	Belluna Co., Ltd.	383,700	2,980,730
#	Bookoff Group Holdings, Ltd.	68,800	516,120
	BRONCO BILLY Co., Ltd.	75,800	1,806,727
#	Can Do Co., Ltd.	67,900	1,037,763
#	Central Automotive Products, Ltd.	84,500	1,267,433
#	Central Sports Co., Ltd.	52,100	1,485,386
#	Chikaranomoto Holdings Co., Ltd.	35,400	251,323
#	CHIMNEY Co., Ltd.	37,900	901,236
	Chiyoda Co., Ltd.	123,100	1,981,569
	Chofu Seisakusho Co., Ltd.	142,400	2,953,169
	Chori Co., Ltd.	81,100	1,141,592
	Chuo Spring Co., Ltd.	20,000	533,907
	Cleanup Corp.	149,800	800,804

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Coco’s Japan Co., Ltd.	54,300	$1,112,406
#	Colowide Co., Ltd.	298,800	6,195,902
	Corona Corp.	105,500	1,004,981
#	Create Restaurants Holdings, Inc.	346,200	4,281,875
	Cross Plus, Inc.	9,800	56,838
	Daido Metal Co., Ltd.	307,600	1,971,267
#	Daidoh, Ltd.	82,300	240,894
	Daikoku Denki Co., Ltd.	62,000	863,868
	Daikyonishikawa Corp.	271,700	2,501,952
	Dainichi Co., Ltd.	66,800	410,960
	Daisyo Corp.	1,900	25,787
	Daiyu Lic Holdings Co., Ltd.	75,600	636,037
	DCM Holdings Co., Ltd.	813,400	7,586,746
	DD Holdings Co., Ltd.	29,600	485,305
#	Descente, Ltd.	230,600	6,053,862
	Doshisha Co., Ltd.	176,500	2,757,077
	Doutor Nichires Holdings Co., Ltd.	209,386	3,980,753
#	Dynic Corp.	42,200	274,149
	Eagle Industry Co., Ltd.	201,000	2,200,311
#	EAT&Co, Ltd.	33,000	498,140
#	EDION Corp.	559,600	4,887,428
*	Enigmo, Inc.	91,700	2,373,315
	ES-Con Japan, Ltd.	194,100	1,283,790
	ESCRIT, Inc.	47,100	281,458
	ESTELLE Holdings Co., Ltd.	12,600	74,139
	Evolable Asia Corp.	25,500	542,032
	Exedy Corp.	227,300	4,937,772
#	FCC Co., Ltd.	288,900	6,126,981
	Felissimo Corp.	21,200	203,034
#	Fields Corp.	119,200	780,613
#	Fine Sinter Co., Ltd.	10,300	210,553
	First Juken Co., Ltd.	50,100	573,989
	First-corp, Inc.	43,100	318,259
#	FJ Next Co., Ltd.	116,100	895,667
	Foster Electric Co., Ltd.	151,200	2,277,721
#	France Bed Holdings Co., Ltd.	152,300	1,242,001
	F-Tech, Inc.	104,800	846,184
	Fuji Co., Ltd.	148,400	2,563,783
	Fuji Corp.	39,100	779,391
#	Fuji Corp., Ltd.	200,800	1,488,817
#	Fuji Kyuko Co., Ltd.	173,900	6,546,527
	Fujibo Holdings, Inc.	77,700	1,852,884
	Fujikura Rubber, Ltd.	145,600	573,107
	Fujio Food System Co., Ltd.	58,100	1,613,913
	Fujishoji Co., Ltd.	55,100	492,810
	Fujita Kanko, Inc.	57,200	1,411,603
	Fujitsu General, Ltd.	512,500	7,265,806
#	FuKoKu Co., Ltd.	67,200	508,380
*	Funai Electric Co., Ltd.	133,100	900,513
#	Furukawa Battery Co., Ltd. (The)	101,100	638,934
	Furyu Corp.	97,600	872,554
	Futaba Industrial Co., Ltd.	441,000	2,178,769
#	Gakkyusha Co., Ltd.	50,900	597,612
#	Genki Sushi Co., Ltd.	36,000	1,681,067
#	Geo Holdings Corp.	247,800	3,445,787
	Gfoot Co., Ltd.	98,100	581,793
	GLOBERIDE, Inc.	61,799	1,470,170
#	Gokurakuyu Holdings Co., Ltd.	82,500	441,883
	Golf Digest Online, Inc.	71,200	410,129

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Greens Co., Ltd.	25,500	$336,318
	GSI Creos Corp.	31,592	330,929
	G-Tekt Corp.	141,000	1,953,730
	Gunze, Ltd.	122,800	4,973,913
	H2O Retailing Corp.	295,400	4,123,695
#	Hagihara Industries, Inc.	99,300	1,284,037
	Hakuyosha Co., Ltd.	13,600	359,371
	Hamee Corp.	36,100	268,265
#	Handsman Co., Ltd.	40,500	471,686
	Happinet Corp.	123,800	1,600,714
#	Harada Industry Co., Ltd.	65,600	492,200
	Hard Off Corp. Co., Ltd.	69,200	494,496
#	Haruyama Holdings, Inc.	57,900	450,772
	Heian Ceremony Service Co., Ltd.	8,300	66,464
#	Hiday Hidaka Corp.	183,465	3,553,629
	HI-LEX Corp.	106,300	1,993,789
	Himaraya Co., Ltd.	35,900	306,870
	Hinokiya Group Co., Ltd.	49,000	953,123
#	Hiramatsu, Inc.	266,500	822,075
	H-One Co., Ltd.	144,500	1,173,330
	Honeys Holdings Co., Ltd.	123,740	1,233,305
#	Hoosiers Holdings	368,500	2,151,433
*	Hotland Co., Ltd.	66,900	977,104
#	House Do Co., Ltd.	28,700	364,828
	HUB Co., Ltd.	33,900	307,471
	I K K, Inc.	66,200	462,014
	I.K Co., Ltd.	29,500	153,720
	IBJ, Inc.	57,900	468,299
	Ichibanya Co., Ltd.	117,958	5,160,746
	Ichikoh Industries, Ltd.	153,100	827,053
	IDOM, Inc.	240,500	701,055
	IJT Technology Holdings Co., Ltd.	170,180	894,428
	Imasen Electric Industrial	128,100	1,160,473
	Istyle, Inc.	307,900	2,561,319
	Janome Sewing Machine Co., Ltd.	104,900	450,805
#	Japan Best Rescue System Co., Ltd.	77,900	1,069,901
	Japan Wool Textile Co., Ltd. (The)	375,600	3,203,217
#	JFLA Holdings, Inc.	102,700	369,595
	JINS, Inc.	107,700	5,829,816
#	Joban Kosan Co., Ltd.	44,899	642,985
#	Jolly — Pasta Co., Ltd.	22,600	399,312
	Joshin Denki Co., Ltd.	133,200	3,077,543
	JP-Holdings, Inc.	356,800	982,483
	JVC Kenwood Corp.	747,400	1,812,951
#	Kappa Create Co., Ltd.	41,400	540,343
#	Kasai Kogyo Co., Ltd.	204,200	1,512,134
	Kawai Musical Instruments Manufacturing Co., Ltd.	40,000	1,041,722
#	Keihin Corp.	343,800	5,643,339
	Keiyo Co., Ltd.	201,300	900,791
#	KFC Holdings Japan, Ltd.	68,100	1,222,420
	King Co., Ltd.	44,900	231,128
#	Kintetsu Department Store Co., Ltd.	61,400	1,933,796
	Ki-Star Real Estate Co., Ltd.	49,800	751,631
*	KNT-CT Holdings Co., Ltd.	90,300	1,085,514
	Kohnan Shoji Co., Ltd.	171,100	4,248,773
*	Kojima Co., Ltd.	251,600	1,348,213
	Komatsu Matere Co., Ltd.	231,000	1,689,841
	KOMEDA Holdings Co., Ltd.	388,300	7,384,642
	Komehyo Co., Ltd.	53,500	624,704

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komeri Co., Ltd.	245,500	$6,023,121
	Konaka Co., Ltd.	128,006	495,366
	Koshidaka Holdings Co., Ltd.	258,600	3,892,266
	Kourakuen Holdings Corp.	82,400	1,972,140
#	KU Holdings Co., Ltd.	129,100	988,750
	Kura Corp.	84,500	3,876,358
	Kurabo Industries, Ltd.	126,500	2,326,629
	Kushikatsu Tanaka Holdings Co.	12,100	289,213
#*	KYB Corp.	153,900	3,785,826
	Kyoritsu Maintenance Co., Ltd.	115,662	5,750,937
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	103,064
*	Laox Co., Ltd.	153,800	534,977
#	LEC, Inc.	184,500	2,362,712
*	LIKE Kidsnext Co., Ltd.	43,600	355,650
*	Litalico, Inc.	36,800	602,323
	LIXIL VIVA Corp.	168,900	2,143,791
	Look Holdings, Inc.	36,700	503,504
	Mamiya-Op Co., Ltd.	32,700	313,166
	Mars Group Holdings Corp.	96,500	1,916,743
	Maruzen CHI Holdings Co., Ltd.	109,800	361,184
	Matsuya Co., Ltd.	165,400	1,502,819
#	Matsuyafoods Holdings Co., Ltd.	68,700	2,290,317
	Media Do Holdings Co., Ltd.	37,400	973,135
	Meiko Network Japan Co., Ltd.	125,100	1,088,880
	Meiwa Estate Co., Ltd.	95,300	491,813
	Mikuni Corp.	174,900	673,154
	Misawa Homes Co., Ltd.	129,600	927,906
	Mitsuba Corp.	217,290	1,224,883
#	Mizuno Corp.	150,300	3,488,376
	Monogatari Corp. (The)	41,100	3,351,346
	Morito Co., Ltd.	112,500	854,401
	MRK Holdings, Inc.	7,200	12,759
	MrMax Holdings, Ltd.	176,100	703,756
	Murakami Corp.	30,000	667,126
	Musashi Seimitsu Industry Co., Ltd.	382,600	5,196,242
	Nafco Co., Ltd.	47,500	680,852
	Nagawa Co., Ltd.	47,600	2,606,057
*	Naigai Co., Ltd.	21,500	103,313
#	Nakayamafuku Co., Ltd.	70,100	332,484
	Nextage Co., Ltd.	211,200	2,272,850
	Nichirin Co., Ltd.	69,660	1,118,865
	Nihon Eslead Corp.	59,800	823,007
	Nihon House Holdings Co., Ltd.	312,800	1,332,663
	Nihon Plast Co., Ltd.	122,500	874,999
	Nihon Tokushu Toryo Co., Ltd.	87,400	911,709
	Nikki Co., Ltd.	2,100	37,962
#	Nippon Felt Co., Ltd.	77,600	321,013
	Nippon Piston Ring Co., Ltd.	46,000	654,363
	Nippon Seiki Co., Ltd.	356,000	5,758,924
	Nippon View Hotel Co., Ltd.	41,400	449,989
	Nishikawa Rubber Co., Ltd.	31,700	533,080
	Nishimatsuya Chain Co., Ltd.	372,800	3,132,915
#	Nissan Shatai Co., Ltd.	533,700	4,631,907
	Nissan Tokyo Sales Holdings Co., Ltd.	174,100	461,325
	Nissin Kogyo Co., Ltd.	316,900	3,979,507
	Nittan Valve Co., Ltd.	93,500	290,682
	Nojima Corp.	228,900	4,162,661
	Ohashi Technica, Inc.	72,600	913,789
#	Ohsho Food Service Corp.	108,600	6,884,236

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Oisix ra daichi, Inc.	63,300	$964,504
*	Omikenshi Co., Ltd.	9,700	48,515
	Onward Holdings Co., Ltd.	836,000	4,426,114
#	Ootoya Holdings Co., Ltd.	38,900	787,557
*	Open Door, Inc.	69,400	2,114,263
*	Otsuka Kagu, Ltd.	70,200	192,300
	Ozu Corp.	23,000	401,946
#	Pacific Industrial Co., Ltd.	374,300	5,279,034
	PAL GROUP Holdings Co., Ltd.	82,400	2,239,627
#	PAPYLESS Co., Ltd.	33,600	672,149
	Parco Co., Ltd.	153,800	1,405,532
#	Paris Miki Holdings, Inc.	180,100	641,726
	PC Depot Corp.	220,681	884,723
	People Co., Ltd.	19,600	209,788
	Pepper Food Service Co., Ltd.	70,600	1,467,920
#	PIA Corp.	35,500	1,474,493
	Piolax, Inc.	225,200	4,342,263
	Plenus Co., Ltd.	151,700	2,421,765
	Press Kogyo Co., Ltd.	619,600	3,294,563
#	Pressance Corp.	281,800	3,512,105
	Raccoon Holdings, Inc.	87,200	562,770
	Regal Corp.	1,500	36,571
#	Renaissance, Inc.	93,100	1,647,996
*	Renown, Inc.	345,000	321,224
#	Resol Holdings Co., Ltd.	16,799	606,936
#	Resorttrust, Inc.	276,600	3,755,787
	Rhythm Watch Co., Ltd.	55,100	665,677
	Riberesute Corp.	60,400	468,131
#	Ride On Express Holdings Co., Ltd.	52,500	558,525
	Right On Co., Ltd.	119,625	797,074
	Riken Corp.	69,700	3,172,619
	Ringer Hut Co., Ltd.	176,100	3,761,737
	Riso Kyoiku Co., Ltd.	688,700	3,177,762
	Round One Corp.	516,800	6,556,214
	Royal Holdings Co., Ltd.	224,700	5,625,158
*	Royal Hotel, Ltd. (The)	2,100	34,146
	Sac’s Bar Holdings, Inc.	138,350	1,435,771
	Saizeriya Co., Ltd.	228,500	4,406,577
	Sakai Ovex Co., Ltd.	30,999	506,965
#	San Holdings, Inc.	31,100	700,604
#*	Sanden Holdings Corp.	97,400	665,651
	Sanei Architecture Planning Co., Ltd.	79,900	1,131,230
	Sangetsu Corp.	367,050	6,670,817
	Sankyo Seiko Co., Ltd.	247,400	1,059,809
	Sanoh Industrial Co., Ltd.	193,000	882,818
#	Sanyei Corp.	4,300	123,120
#	Sanyo Electric Railway Co., Ltd.	127,298	2,535,157
	Sanyo Housing Nagoya Co., Ltd.	79,600	668,126
	Sanyo Shokai, Ltd.	102,299	1,598,442
#	Scroll Corp.	206,200	700,471
#	Seiko Holdings Corp.	219,181	5,229,252
	Seiren Co., Ltd.	380,600	5,632,555
*	Senshukai Co., Ltd.	230,700	497,313
	SFP Holdings Co., Ltd.	67,100	1,153,163
#	Shidax Corp.	143,400	417,076
	Shikibo, Ltd.	65,500	602,781
	Shimachu Co., Ltd.	273,900	7,143,139
#	Shimojima Co., Ltd.	40,900	419,576
	Shoei Co., Ltd.	92,700	3,963,452

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Showa Corp.	413,500	$5,288,379
	Snow Peak, Inc.	56,800	789,879
	SNT Corp.	230,100	749,716
	Soft99 Corp.	81,800	687,670
#	Sotoh Co., Ltd.	44,500	390,270
	Space Value Holdings Co., Ltd.	235,300	1,089,258
	SPK Corp.	22,200	482,217
#	SRS Holdings Co., Ltd.	92,800	829,864
	St Marc Holdings Co., Ltd.	125,700	2,828,405
	Starts Corp., Inc.	268,300	5,736,712
	Step Co., Ltd.	63,200	842,591
	Studio Alice Co., Ltd.	64,700	1,333,832
*	Studio Atao Co., Ltd.	500	10,017
#	Suminoe Textile Co., Ltd.	39,100	1,016,783
	Sumitomo Riko Co., Ltd.	293,300	2,466,715
#	Suncall Corp.	132,600	745,984
	Sushiro Global Holdings, Ltd.	99,900	6,885,189
#	Syuppin Co., Ltd.	119,900	889,004
	T RAD Co., Ltd.	49,000	940,153
	Tachikawa Corp.	73,900	786,007
#	Tachi-S Co., Ltd.	227,840	3,267,251
	Taiho Kogyo Co., Ltd.	120,900	990,538
#	Take And Give Needs Co., Ltd.	65,910	845,392
#	Takihyo Co., Ltd.	36,100	571,668
#	Tama Home Co., Ltd.	129,600	1,252,460
	Tamron Co., Ltd.	134,200	2,452,082
	TBK Co., Ltd.	163,200	603,440
	Tear Corp.	58,800	356,854
	Temairazu, Inc.	8,500	217,063
	Tenpos Holdings Co., Ltd.	33,300	721,743
	T-Gaia Corp.	160,300	2,662,051
	Tigers Polymer Corp.	87,800	470,696
	Toa Corp.	187,600	1,896,452
	Toabo Corp.	52,099	212,315
	Tokai Rika Co., Ltd.	223,100	3,810,908
	Token Corp.	50,050	3,250,398
*	Tokyo Base Co., Ltd.	98,400	863,011
#	Tokyo Dome Corp.	667,400	6,374,627
	Tokyo Individualized Educational Institute, Inc.	111,000	1,117,976
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	194,628
	Tokyotokeiba Co., Ltd.	89,900	2,725,471
	Tokyu Recreation Co., Ltd.	20,400	917,979
	Tomy Co., Ltd.	691,193	7,148,694
	Topre Corp.	266,200	4,985,347
#	Toridoll Holdings Corp.	129,000	2,607,775
	Torikizoku Co., Ltd.	42,500	664,884
#	Tosho Co., Ltd.	124,000	3,445,826
	Toyo Tire Corp.	208,900	2,374,693
	TPR Co., Ltd.	171,400	3,271,198
	TSI Holdings Co., Ltd.	514,995	2,954,983
	Tsukada Global Holdings, Inc.	107,400	583,491
#	Tsukamoto Corp. Co., Ltd.	19,000	205,405
#	Tsutsumi Jewelry Co., Ltd.	57,100	970,352
	Ukai Co., Ltd.	800	23,751
	Umenohana Co., Ltd.	21,700	528,793
	Unipres Corp.	318,400	4,986,845
	United Arrows, Ltd.	181,100	6,308,568
*	Unitika, Ltd.	460,900	1,774,464
*	U-Shin, Ltd.	172,300	1,530,862

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	VIA Holdings, Inc.	155,400	$957,335
	Village Vanguard Co., Ltd.	38,600	328,357
*	Visionary Holdings Co., Ltd.	501,100	344,817
	VT Holdings Co., Ltd.	611,700	2,307,821
	Wacoal Holdings Corp.	248,900	6,196,801
	Waseda Academy Co., Ltd.	27,000	169,092
#	WATAMI Co., Ltd.	179,400	2,615,192
	Watts Co., Ltd.	59,800	394,449
#	Weds Co., Ltd.	14,500	80,435
#	Xebio Holdings Co., Ltd.	202,000	2,227,875
	Yachiyo Industry Co., Ltd.	54,900	358,535
#	Yagi & Co., Ltd.	18,600	254,989
	Yamato International, Inc.	119,800	454,694
#	Yasunaga Corp.	52,200	652,569
	Yellow Hat, Ltd.	261,800	3,449,045
#	Yomiuri Land Co., Ltd.	29,000	1,133,116
#	Yondoshi Holdings, Inc.	132,420	2,496,062
	Yorozu Corp.	150,500	1,970,171
#	Yossix Co., Ltd.	21,700	699,055
	Yume No Machi Souzou Iinkai Co., Ltd.	123,400	1,778,258
	Yutaka Giken Co., Ltd.	8,700	149,882
	Zojirushi Corp.	285,400	2,971,424

TOTAL CONSUMER DISCRETIONARY			642,082,780

CONSUMER STAPLES — (6.9%)
	Aeon Hokkaido Corp.	258,200	1,758,084
	AFC-HD AMS Life Science Co., Ltd.	51,100	311,536
#	Albis Co., Ltd.	38,700	809,517
	Arcs Co., Ltd.	332,000	7,313,003
	Artnature, Inc.	129,400	741,711
	Axial Retailing, Inc.	121,300	3,738,671
	Belc Co., Ltd.	82,600	3,745,459
#	Bourbon Corp.	50,000	848,604
	Bull-Dog Sauce Co., Ltd.	1,500	28,346
	Cawachi, Ltd.	43,300	693,145
#	C’BON COSMETICS Co., Ltd.	8,200	186,951
	Chubu Shiryo Co., Ltd.	177,500	1,875,895
#	Chuo Gyorui Co., Ltd.	9,800	249,749
	cocokara fine, Inc.	151,460	6,025,350
#	Como Co., Ltd.	2,600	55,638
#	Cota Co., Ltd.	84,221	984,069
	Create SD Holdings Co., Ltd.	189,800	4,472,892
	Daikokutenbussan Co., Ltd.	45,200	1,568,928
	Delica Foods Holdings Co., Ltd.	30,300	394,776
	DyDo Group Holdings, Inc.	73,000	3,294,351
	Earth Corp.	31,600	1,467,430
#	Ebara Foods Industry, Inc.	25,200	494,302
	Eco’s Co., Ltd.	54,000	757,826
#	Ensuiko Sugar Refining Co., Ltd.	86,200	179,934
	Feed One Co., Ltd.	980,740	1,561,377
*	First Baking Co., Ltd.	12,000	109,805
	Fujicco Co., Ltd.	153,100	2,978,601
	Fujiya Co., Ltd.	75,700	1,490,772
	G-7 Holdings, Inc.	44,800	945,056
#	Genky DrugStores Co., Ltd.	52,700	1,142,554
#	HABA Laboratories, Inc.	15,900	1,003,144
#	Hagoromo Foods Corp.	19,500	464,620
	Halows Co., Ltd.	58,700	1,164,931
	Hayashikane Sangyo Co., Ltd.	29,400	153,704

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	CONSUMER STAPLES — (Continued)
	Heiwado Co., Ltd.	238,000	$5,071,263
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,299	593,949
	Hokuto Corp.	189,700	3,287,799
	Ichimasa Kamaboko Co., Ltd.	39,500	400,169
#	Imuraya Group Co., Ltd.	59,000	1,296,693
	Inageya Co., Ltd.	170,500	1,963,737
#	Itochu-Shokuhin Co., Ltd.	36,200	1,548,712
	Itoham Yonekyu Holdings, Inc.	70,000	436,372
	Iwatsuka Confectionery Co., Ltd.	4,900	187,058
	Japan Meat Co., Ltd.	76,100	1,356,624
	J-Oil Mills, Inc.	76,300	2,841,193
	Kadoya Sesame Mills, Inc.	14,900	698,368
	Kakiyasu Honten Co., Ltd.	65,000	1,269,185
	Kameda Seika Co., Ltd.	92,800	4,453,417
	Kaneko Seeds Co., Ltd.	38,600	489,321
#	Kanemi Co., Ltd.	5,400	148,921
	Kansai Super Market, Ltd.	88,800	828,295
	Kato Sangyo Co., Ltd.	189,000	6,242,747
#	Kenko Mayonnaise Co., Ltd.	96,100	1,908,562
#	Key Coffee, Inc.	138,900	2,607,125
	Kirindo Holdings Co., Ltd.	47,900	641,596
	Kitanotatsujin Corp.	378,400	1,599,040
	Kotobuki Spirits Co., Ltd.	157,300	6,035,907
	Kyokuyo Co., Ltd.	70,399	1,806,021
	Lacto Japan Co., Ltd.	14,200	1,152,083
	Life Corp.	153,100	3,290,834
	Mandom Corp.	144,100	3,712,169
	Marudai Food Co., Ltd.	157,300	2,675,509
	Maruha Nichiro Corp.	119,907	4,296,480
	Maxvalu Nishinihon Co., Ltd.	22,500	349,388
	Maxvalu Tokai Co., Ltd.	49,300	1,019,307
	Medical System Network Co., Ltd.	165,300	786,854
	Megmilk Snow Brand Co., Ltd.	178,700	4,358,453
#	Meito Sangyo Co., Ltd.	66,200	910,426
	Milbon Co., Ltd.	168,752	7,865,497
	Ministop Co., Ltd.	121,300	1,878,719
	Mitsubishi Shokuhin Co., Ltd.	116,300	3,044,286
	Mitsui Sugar Co., Ltd.	126,370	3,114,318
	Miyoshi Oil & Fat Co., Ltd.	48,100	487,868
	Morinaga Milk Industry Co., Ltd.	297,100	10,100,739
	Morozoff, Ltd.	20,400	909,058
	Nagatanien Holdings Co., Ltd.	82,300	1,848,107
#	Nakamuraya Co., Ltd.	27,100	1,037,661
#	Natori Co., Ltd.	68,500	1,018,982
	Nichimo Co., Ltd.	17,000	256,150
	Nihon Chouzai Co., Ltd.	52,760	1,788,014
	Niitaka Co., Ltd.	2,860	38,813
	Nippon Beet Sugar Manufacturing Co., Ltd.	69,100	1,195,438
#	Nippon Flour Mills Co., Ltd.	425,300	7,309,049
	Nippon Suisan Kaisha, Ltd.	334,100	2,554,329
	Nisshin Oillio Group, Ltd. (The)	203,100	6,009,220
	Nissin Sugar Co., Ltd.	118,700	2,169,083
	Nitto Fuji Flour Milling Co., Ltd.	7,500	416,770
	Noevir Holdings Co., Ltd.	23,200	1,128,089
	Oenon Holdings, Inc.	444,900	1,648,589
#	OIE Sangyo Co., Ltd.	20,900	246,708
	Okuwa Co., Ltd.	179,600	1,804,138
	Olympic Group Corp.	62,300	381,859
	OUG Holdings, Inc.	19,400	450,533

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Pickles Corp.	28,800	$505,438
	Plant Co., Ltd.	29,100	262,810
	Prima Meat Packers, Ltd.	230,100	4,275,778
	Qol Holdings Co., Ltd.	160,400	2,190,633
	Retail Partners Co., Ltd.	111,200	1,171,274
	Riken Vitamin Co., Ltd.	80,200	2,545,275
	Rock Field Co., Ltd.	149,800	2,214,386
	Rokko Butter Co., Ltd.	94,400	1,822,567
	S Foods, Inc.	135,462	4,969,756
#	S&B Foods, Inc.	40,198	1,511,852
#	Sagami Rubber Industries Co., Ltd.	63,300	1,141,807
	San-A Co., Ltd.	142,900	5,722,664
	Sapporo Holdings, Ltd.	289,500	6,333,935
	Sato Foods Co., Ltd.	800	25,466
	Satudora Holdings Co., Ltd.	1,300	22,523
	Shinobu Foods Products Co., Ltd.	1,600	10,178
	Shoei Foods Corp.	83,600	2,380,681
	Showa Sangyo Co., Ltd.	146,000	3,951,548
	Sogo Medical Holdings Co., Ltd.	131,900	2,020,680
	Starzen Co., Ltd.	54,400	1,861,907
	Toho Co., Ltd.	55,000	1,099,953
	Tohto Suisan Co., Ltd.	18,099	392,247
#	Torigoe Co., Ltd. (The)	105,400	727,380
#	Toyo Sugar Refining Co., Ltd.	15,700	144,519
	Transaction Co., Ltd.	92,400	653,848
	United Super Markets Holdings, Inc.	447,300	4,429,602
#	Uoriki Co., Ltd.	20,200	266,026
	Valor Holdings Co., Ltd.	267,200	6,483,433
	Warabeya Nichiyo Holdings Co., Ltd.	101,560	1,671,708
#	Watahan & Co., Ltd.	46,000	893,428
#	Yaizu Suisankagaku Industry Co., Ltd.	62,100	625,027
	Yakuodo Co., Ltd.	81,300	1,953,264
	YA-MAN, Ltd.	177,800	1,839,735
	Yamatane Corp.	70,100	991,387
#	Yamaya Corp.	30,000	604,940
	Yamazawa Co., Ltd.	7,400	112,374
	Yaoko Co., Ltd.	3,200	157,435
	Yokohama Reito Co., Ltd.	359,400	2,906,309
#	Yomeishu Seizo Co., Ltd.	50,500	971,883
#	Yuasa Funashoku Co., Ltd.	14,300	474,382
	Yutaka Foods Corp.	3,900	63,763

TOTAL CONSUMER STAPLES			254,380,126

ENERGY — (0.8%)
	BP Castrol K.K.	52,100	650,638
	Fuji Kosan Co., Ltd.	33,100	202,802
	Fuji Oil Co., Ltd.	231,200	525,293
	Itochu Enex Co., Ltd.	377,700	3,049,706
	Japan Oil Transportation Co., Ltd.	16,600	430,503
#	Japan Petroleum Exploration Co., Ltd.	288,200	6,207,555
#	Mitsuuroko Group Holdings Co., Ltd.	208,600	1,596,726
	Modec, Inc.	159,600	4,548,788
	Nippon Coke & Engineering Co., Ltd.	629,500	569,125
	Sala Corp.	356,800	1,987,249
	San-Ai Oil Co., Ltd.	398,400	3,271,384
#	Shinko Plantech Co., Ltd.	332,200	3,547,573
	Sinanen Holdings Co., Ltd.	56,400	1,072,019
	Toa Oil Co., Ltd.	51,700	752,176

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Toyo Kanetsu K.K.	57,200	$1,038,044

TOTAL ENERGY			29,449,581

FINANCIALS — (7.9%)
	77 Bank, Ltd. (The)	476,552	6,661,774
#	Advance Create Co., Ltd.	42,500	705,350
	Aichi Bank, Ltd. (The)	72,200	2,243,995
*	Aiful Corp.	2,611,800	6,572,046
	Aizawa Securities Co., Ltd.	275,900	1,674,924
#	Akatsuki Corp.	112,400	293,462
	Akita Bank, Ltd. (The)	114,140	2,317,903
#*	Anicom Holdings, Inc.	141,000	3,823,816
#	Aomori Bank, Ltd. (The)	142,900	3,791,905
#	Asax Co., Ltd.	9,300	43,749
	Awa Bank, Ltd. (The)	263,000	6,691,916
	Bank of Iwate, Ltd. (The)	119,900	3,543,766
#	Bank of Kochi, Ltd. (The)	51,000	373,712
#	Bank of Nagoya, Ltd. (The)	98,330	3,176,855
	Bank of Okinawa, Ltd. (The)	166,360	5,186,035
	Bank of Saga, Ltd. (The)	109,600	1,889,037
	Bank of the Ryukyus, Ltd.	199,580	2,035,488
#	Bank of Toyama, Ltd. (The)	12,600	372,059
	Chiba Kogyo Bank, Ltd. (The)	420,800	1,138,307
	Chugoku Bank, Ltd. (The)	309,700	2,904,613
#	Chukyo Bank, Ltd. (The)	81,500	1,671,837
	Daishi Hokuetsu Financial Group, Inc.	293,700	8,313,669
#	Daito Bank, Ltd. (The)	62,800	361,728
*	Dream Incubator, Inc.	6,200	94,213
#	DSB Co., Ltd.	61,300	228,270
	eGuarantee, Inc.	219,900	2,197,111
	Ehime Bank, Ltd. (The)	243,900	2,510,814
*	Eighteenth Bank, Ltd. (The)	104,800	2,629,428
#	Entrust, Inc.	21,000	88,290
	FIDEA Holdings Co., Ltd.	1,258,300	1,490,575
	Financial Products Group Co., Ltd.	497,600	4,085,222
#	First Bank of Toyama, Ltd. (The)	281,800	940,323
	First Brothers Co., Ltd.	43,700	452,611
	Fukui Bank, Ltd. (The)	173,300	2,658,835
*	Fukushima Bank, Ltd. (The)	204,100	698,418
	Fuyo General Lease Co., Ltd.	150,600	7,470,491
	GCA Corp.	140,800	1,003,752
	GMO Financial Holdings, Inc.	231,500	1,349,723
#*	Hirose Tusyo, Inc.	20,800	323,704
	Hiroshima Bank, Ltd. (The)	431,500	2,199,437
	Hokkoku Bank, Ltd. (The)	175,900	5,522,810
	Hokuhoku Financial Group, Inc.	921,300	9,602,876
	Hyakugo Bank, Ltd. (The)	1,685,909	5,368,434
	Hyakujushi Bank, Ltd. (The)	168,100	3,483,913
#	IBJ Leasing Co., Ltd.	208,200	4,922,361
	Ichiyoshi Securities Co., Ltd.	288,400	2,025,477
	IwaiCosmo Holdings, Inc.	148,600	1,662,676
	Iyo Bank, Ltd. (The)	30,200	159,871
#	J Trust Co., Ltd.	505,700	1,729,293
	Jaccs Co., Ltd.	181,100	2,919,370
*	Jafco Co., Ltd.	230,100	8,260,872
*	Japan Asia Investment Co., Ltd.	127,300	220,046
#	Japan Investment Adviser Co., Ltd.	75,600	1,784,458
	Japan Securities Finance Co., Ltd.	828,500	4,378,638
	Jimoto Holdings, Inc.	1,008,300	1,058,082

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Juroku Bank, Ltd. (The)	237,000	$4,816,631
#	kabu.com Securities Co., Ltd.	1,103,500	5,547,938
	Kansai Mirai Financial Group, Inc.	107,953	769,973
#	Keiyo Bank, Ltd. (The)	788,500	4,608,569
	Kita-Nippon Bank, Ltd. (The)	53,706	952,937
	Kiyo Bank, Ltd. (The)	489,190	6,825,841
#*	Kosei Securities Co., Ltd. (The)	33,999	214,080
	Kyokuto Securities Co., Ltd.	172,700	1,606,406
	Kyushu Financial Group, Inc.	282,627	1,149,575
	Kyushu Leasing Service Co., Ltd.	23,700	150,871
*	M&A Capital Partners Co., Ltd.	34,700	1,585,699
#	Marusan Securities Co., Ltd.	404,100	2,389,125
	Mercuria Investment Co., Ltd.	81,600	496,286
#	Michinoku Bank, Ltd. (The)	331,298	4,816,040
	Mito Securities Co., Ltd.	424,800	791,641
	Miyazaki Bank, Ltd. (The)	125,900	3,155,398
#	Monex Group, Inc.	799,300	2,771,909
#	Money Partners Group Co., Ltd.	149,100	412,010
	Musashino Bank, Ltd. (The)	228,700	4,571,778
#	Nagano Bank, Ltd. (The)	57,699	877,327
	Nanto Bank, Ltd. (The)	188,800	3,539,950
	NEC Capital Solutions, Ltd.	72,000	1,107,833
#	Newton Financial Consulting, Inc.	3,300	47,020
	Nishi-Nippon Financial Holdings, Inc.	709,600	6,031,436
	North Pacific Bank, Ltd.	2,223,600	5,571,289
#	OAK Capital Corp.	354,100	483,574
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	6,050,073
	Oita Bank, Ltd. (The)	88,889	2,781,140
	Okasan Securities Group, Inc.	1,134,300	4,221,822
#	Ricoh Leasing Co., Ltd.	110,300	3,331,234
	San ju San Financial Group, Inc.	126,510	1,764,693
	San-In Godo Bank, Ltd. (The)	1,014,800	7,287,181
#*	Sawada Holdings Co., Ltd.	150,600	1,455,141
	Senshu Ikeda Holdings, Inc.	1,961,400	5,037,951
#	Shiga Bank, Ltd. (The)	339,500	8,098,817
	Shikoku Bank, Ltd. (The)	413,000	3,888,166
#	Shimane Bank, Ltd. (The)	29,800	213,633
	Shimizu Bank, Ltd. (The)	30,200	496,636
#	Sparx Group Co., Ltd.	693,300	1,472,330
	Strike Co., Ltd.	39,000	805,896
#	Taiko Bank, Ltd. (The)	41,100	608,439
	Tochigi Bank, Ltd. (The)	754,500	1,602,831
	Toho Bank, Ltd. (The)	1,414,800	3,788,664
#	Tohoku Bank, Ltd. (The)	70,400	668,561
	Tokai Tokyo Financial Holdings, Inc.	1,635,800	5,936,261
#	Tokyo Kiraboshi Financial Group, Inc.	235,938	3,343,343
	Tomato Bank, Ltd.	53,100	508,468
	TOMONY Holdings, Inc.	974,950	3,711,603
#	Tottori Bank, Ltd. (The)	67,800	867,478
	Towa Bank, Ltd. (The)	167,100	1,076,953
#	Toyo Securities Co., Ltd.	357,000	458,906
	Tsukuba Bank, Ltd.	284,400	496,907
	Yamagata Bank, Ltd. (The)	204,300	3,637,742
	Yamanashi Chuo Bank, Ltd. (The)	249,800	3,100,270

TOTAL FINANCIALS			291,310,615

HEALTH CARE — (4.8%)
#	Advantage Risk Management Co., Ltd.	38,800	301,252
	As One Corp.	29,668	2,360,886

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	ASKA Pharmaceutical Co., Ltd.	184,500	$1,913,569
#	Biofermin Pharmaceutical Co., Ltd.	26,700	565,517
	BML, Inc.	202,200	5,873,247
	Carenet, Inc.	25,600	176,576
	Charm Care Corp. KK	36,700	481,646
	CMIC Holdings Co., Ltd.	86,100	1,198,061
	Create Medic Co., Ltd.	44,100	379,829
	Daiken Medical Co., Ltd.	118,800	596,929
	Daito Pharmaceutical Co., Ltd.	84,280	2,105,235
#	Dvx, Inc.	45,800	395,626
	Eiken Chemical Co., Ltd.	210,300	4,958,228
	Elan Corp.	105,700	1,416,046
#	EM Systems Co., Ltd.	139,300	1,675,233
	EPS Holdings, Inc.	227,500	3,804,330
	Falco Holdings Co., Ltd.	67,300	827,734
	FINDEX, Inc.	119,200	871,973
	Fuji Pharma Co., Ltd.	120,400	1,906,352
	Fukuda Denshi Co., Ltd.	53,100	3,604,537
	Fuso Pharmaceutical Industries, Ltd.	47,500	1,086,413
	Hogy Medical Co., Ltd.	178,400	6,298,500
#	I’rom Group Co., Ltd.	29,700	407,529
	Iwaki & Co., Ltd.	196,300	711,969
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	351,934
#	Japan Lifeline Co., Ltd.	462,300	7,667,477
	Japan Medical Dynamic Marketing, Inc.	107,900	1,060,236
	JCR Pharmaceuticals Co., Ltd.	33,400	1,973,806
	Jeol, Ltd.	233,400	4,212,418
#	JMS Co., Ltd.	87,157	527,882
	Kanamic Network Co., Ltd.	40,600	719,541
	Kawasumi Laboratories, Inc.	91,580	651,636
	Kissei Pharmaceutical Co., Ltd.	211,900	5,561,888
	KYORIN Holdings, Inc.	270,900	5,293,534
	Linical Co., Ltd.	84,500	1,043,248
	Mani, Inc.	194,700	9,548,476
*	Medical Data Vision Co., Ltd.	152,500	1,485,891
	Medius Holdings Co., Ltd.	75,300	467,970
*	MedPeer, Inc.	20,000	464,075
	Menicon Co., Ltd.	196,000	5,668,735
#	Miraca Holdings, Inc.	472,500	11,745,921
	Mizuho Medy Co., Ltd.	26,200	651,399
	Mochida Pharmaceutical Co., Ltd.	91,398	4,695,869
	N Field Co., Ltd.	63,000	430,322
	Nagaileben Co., Ltd.	5,400	117,321
	Nakanishi, Inc.	199,300	3,900,477
#	NichiiGakkan Co., Ltd.	282,000	3,325,723
#	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,867,879
	Nikkiso Co., Ltd.	426,900	5,000,666
	Nippon Chemiphar Co., Ltd.	17,100	452,983
#	Nissui Pharmaceutical Co., Ltd.	95,300	1,003,260
	Paramount Bed Holdings Co., Ltd.	152,100	6,759,546
#	Rion Co., Ltd.	65,300	1,204,182
#	Seed Co., Ltd.	97,800	1,016,537
	Seikagaku Corp.	239,800	2,604,923
*	Shin Nippon Biomedical Laboratories, Ltd.	127,300	1,038,887
	Ship Healthcare Holdings, Inc.	144,800	5,956,262
#	Shofu, Inc.	69,200	799,914
	Software Service, Inc.	25,100	2,301,292
	Solasto Corp.	335,600	3,793,247
#	St-Care Holding Corp.	93,200	467,341

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Techno Medica Co., Ltd.	27,800	$527,775
#	Toho Holdings Co., Ltd.	204,000	5,099,258
	Tokai Corp.	162,400	3,962,970
	Torii Pharmaceutical Co., Ltd.	114,500	2,304,078
#	Towa Pharmaceutical Co., Ltd.	216,000	5,696,339
	Tsukui Corp.	422,300	2,661,194
#	Uchiyama Holdings Co., Ltd.	26,400	109,770
	UNIMAT Retirement Community Co., Ltd.	26,500	436,405
	Value HR Co., Ltd.	22,500	515,398
#	Vital KSK Holdings, Inc.	329,400	3,255,242
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	284,944
	WIN-Partners Co., Ltd.	125,700	1,431,676

TOTAL HEALTH CARE			179,034,964

INDUSTRIALS — (27.8%)
	A&A Material Corp.	26,000	242,768
	Abist Co., Ltd.	22,400	646,512
	Advan Co., Ltd.	197,900	1,824,170
#	Advanex, Inc.	22,099	321,616
	Aeon Delight Co., Ltd.	123,400	4,804,673
	Aichi Corp.	266,400	1,687,270
	Aida Engineering, Ltd.	366,000	2,648,226
	Airtech Japan, Ltd.	22,000	117,542
	AIT Corp.	72,800	732,933
	Ajis Co., Ltd.	30,700	972,423
#	Alconix Corp.	169,400	1,757,798
	Alinco, Inc.	99,200	882,851
	Alps Logistics Co., Ltd.	111,600	816,234
	Altech Co., Ltd.	10,900	21,032
	Altech Corp.	125,700	2,101,037
	Anest Iwata Corp.	248,900	2,191,767
*	Arrk Corp.	626,700	600,951
	Asahi Diamond Industrial Co., Ltd.	361,100	2,497,812
#	Asahi Kogyosha Co., Ltd.	30,100	810,721
#	Asanuma Corp.	51,700	1,150,549
#	Asukanet Co., Ltd.	66,800	783,454
	Asunaro Aoki Construction Co., Ltd.	138,400	1,225,151
	Bando Chemical Industries, Ltd.	258,600	2,483,906
	BayCurrent Consulting, Inc.	100,800	3,174,460
	Bell System24 Holdings, Inc.	266,700	3,308,004
#	Br Holdings Corp.	194,000	587,973
#	Bunka Shutter Co., Ltd.	430,700	3,126,720
	Canare Electric Co., Ltd.	22,900	401,877
	Career Design Center Co., Ltd.	33,900	393,496
	Central Glass Co., Ltd.	238,300	5,247,390
	Central Security Patrols Co., Ltd.	34,500	1,518,670
#	Chilled & Frozen Logistics Holdings Co., Ltd.	104,200	1,165,555
#*	Chiyoda Corp.	63,400	151,580
	Chiyoda Integre Co., Ltd.	78,300	1,453,462
	Chodai Co., Ltd.	3,900	25,782
	Chudenko Corp.	237,300	4,844,887
	Chugai Ro Co., Ltd.	44,000	697,503
#	Chuo Warehouse Co., Ltd.	15,100	138,021
#	CKD Corp.	398,200	3,609,531
	CMC Corp.	14,600	286,358
	Comany, Inc.	4,700	53,145
#	Cosel Co., Ltd.	175,000	1,845,956
	Creek & River Co., Ltd.	72,100	768,100
	CTI Engineering Co., Ltd.	83,400	1,136,289

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	CTS Co., Ltd.	197,400	$1,112,525
	Dai-Dan Co., Ltd.	114,200	2,654,798
#	Daido Kogyo Co., Ltd.	45,400	349,485
#	Daihatsu Diesel Manufacturing Co., Ltd.	124,100	697,577
	Daihen Corp.	160,000	4,121,447
	Daiho Corp.	132,300	3,873,633
	Dai-Ichi Cutter Kogyo K.K.	25,300	406,004
	Daiichi Jitsugyo Co., Ltd.	66,600	1,925,754
#	Daiichi Kensetsu Corp.	24,900	368,685
#	Daiki Axis Co., Ltd.	51,700	387,844
*	Daikokuya Holdings Co., Ltd.	138,700	36,351
	Daiohs Corp.	17,500	216,606
	Daiseki Co., Ltd.	304,163	7,416,964
	Daiseki Eco. Solution Co., Ltd.	46,559	274,972
#	Daisue Construction Co., Ltd.	59,100	490,268
	Daiwa Industries, Ltd.	240,700	2,471,100
	Denyo Co., Ltd.	124,600	1,544,082
#	DMG Mori Co., Ltd.	398,300	4,951,792
#	DMW Corp.	4,800	93,145
	Duskin Co., Ltd.	348,800	8,317,610
	Ebara Jitsugyo Co., Ltd.	43,300	789,357
	EF-ON, Inc.	98,120	681,188
	Eidai Co., Ltd.	155,000	582,093
	Endo Lighting Corp.	19,900	136,953
	Enshu, Ltd.	36,099	381,647
	EPCO Co., Ltd.	28,000	225,500
	ERI Holdings Co., Ltd.	1,500	12,211
*	Escrow Agent Japan, Inc.	171,400	397,614
	F&M Co., Ltd.	40,500	429,045
*	FDK Corp.	47,198	425,866
	Freund Corp.	83,900	630,646
#	Fudo Tetra Corp.	129,680	1,692,117
#	Fuji Corp.	488,300	6,520,994
	Fuji Die Co., Ltd.	61,100	367,007
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	20,224
#	Fujikura, Ltd.	2,014,900	7,608,718
#	Fujimak Corp.	12,600	98,087
#	Fujisash Co., Ltd.	677,400	544,824
	Fujitec Co., Ltd.	529,800	5,878,013
	Fukuda Corp.	75,600	2,882,040
	Fukushima Industries Corp.	97,600	3,140,353
	Fukuvi Chemical Industry Co., Ltd.	10,600	54,198
	Fukuyama Transporting Co., Ltd.	58,957	2,273,514
	FULLCAST Holdings Co., Ltd.	140,900	3,014,618
	Funai Soken Holdings, Inc.	308,470	7,437,542
	Furukawa Co., Ltd.	247,000	3,118,308
	Furusato Industries, Ltd.	66,800	973,434
	Futaba Corp.	268,000	4,074,368
	G Three Holdings Corp.	2,520	6,681
	Gakujo Co., Ltd.	27,600	307,590
	Gecoss Corp.	100,700	943,046
	Giken, Ltd.	90,100	2,759,553
	Glory, Ltd.	266,855	6,415,284
#*	Grace Technology, Inc.	54,300	993,439
#	GS Yuasa Corp.	258,899	5,090,694
	Hamakyorex Co., Ltd.	132,900	5,110,318
	Hanwa Co., Ltd.	287,500	8,038,184
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	51,752
#	Hazama Ando Corp.	1,541,500	10,335,361

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Helios Techno Holdings Co., Ltd.	138,300	$833,129
	Hibiya Engineering, Ltd.	144,700	2,473,005
	Hirakawa Hewtech Corp.	79,600	1,028,941
#	Hirano Tecseed Co., Ltd.	70,400	1,104,184
#	Hirata Corp.	53,200	3,689,083
	Hisaka Works, Ltd.	163,300	1,354,003
#	Hitachi Zosen Corp.	1,230,879	3,788,138
	HITO Communications Holdings	50,900	730,654
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	327,271
	Hokuetsu Industries Co., Ltd.	153,700	1,604,467
	Hokuriku Electrical Construction Co., Ltd.	81,500	656,412
	Hosokawa Micron Corp.	55,000	2,463,979
#	Howa Machinery, Ltd.	59,000	510,087
	HyAS&Co, Inc.	30,100	73,943
	Ichikawa Co., Ltd.	1,000	12,398
#	Ichiken Co., Ltd.	35,400	602,601
	Ichinen Holdings Co., Ltd.	157,800	1,645,311
#	Idec Corp.	228,700	3,960,549
	Ihara Science Corp.	50,800	551,358
	Iino Kaiun Kaisha, Ltd.	650,500	2,197,514
	Inaba Denki Sangyo Co., Ltd.	202,500	7,849,404
	Inaba Seisakusho Co., Ltd.	68,100	862,528
	Inabata & Co., Ltd.	337,600	4,599,267
	Insource Co., Ltd.	45,100	1,001,120
	Interworks, Inc.	8,400	54,274
#	Inui Global Logistics Co., Ltd.	146,080	1,183,009
#	IR Japan Holdings, Ltd.	61,000	1,003,534
	Iseki & Co., Ltd.	147,000	2,168,487
#	Ishii Iron Works Co., Ltd.	11,000	195,750
#	Isolite Insulating Products Co., Ltd.	48,000	219,469
	Itoki Corp.	252,700	1,234,797
#	Iwaki Co., Ltd.	30,400	250,618
	Iwasaki Electric Co., Ltd.	35,800	449,531
#	Iwatani Corp.	293,300	9,422,781
	JAC Recruitment Co., Ltd.	104,400	2,310,686
#*	Jalux, Inc.	44,600	1,017,883
#	Jamco Corp.	67,800	1,420,903
	Japan Asia Group, Ltd.	189,000	592,051
#	Japan Elevator Service Holdings Co., Ltd.	104,100	2,122,107
#	Japan Foundation Engineering Co., Ltd.	130,900	446,196
	Japan Pulp & Paper Co., Ltd.	84,400	3,168,388
	Japan Steel Works, Ltd. (The)	290,300	5,369,958
	Japan Transcity Corp.	271,200	1,092,766
	JK Holdings Co., Ltd.	111,140	562,706
*	JMC Corp.	6,800	79,828
	Juki Corp.	235,300	2,348,697
	Kamei Corp.	172,600	1,841,382
	Kanaden Corp.	135,500	1,443,721
	Kanagawa Chuo Kotsu Co., Ltd.	42,300	1,453,169
	Kanamoto Co., Ltd.	243,500	6,041,432
	Kandenko Co., Ltd.	286,200	2,449,627
	Kanematsu Corp.	644,825	7,392,197
	Katakura Industries Co., Ltd.	182,800	2,086,721
#	Kato Works Co., Ltd.	61,100	1,444,146
	KAWADA TECHNOLOGIES, Inc.	48,400	3,447,903
	Kawagishi Bridge Works Co., Ltd.	11,700	264,359
	Kawanishi Warehouse Co., Ltd.	1,700	20,473
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	279,754
#*	Kawasaki Kisen Kaisha, Ltd.	710,900	7,664,606

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Kawata Manufacturing Co., Ltd.	26,900	$329,976
#	Keihin Co., Ltd.	24,900	309,256
	KFC, Ltd.	7,800	119,787
*	KI Holdings Co., Ltd.	104,000	274,989
	Kimura Chemical Plants Co., Ltd.	107,500	365,065
	Kimura Unity Co., Ltd.	18,500	181,972
	King Jim Co., Ltd.	105,700	826,206
#*	Kinki Sharyo Co., Ltd. (The)	26,999	496,075
	Kintetsu World Express, Inc.	295,700	4,517,455
	Kitagawa Corp.	57,700	1,175,546
	Kitano Construction Corp.	25,672	721,222
	Kito Corp.	160,700	2,434,954
	Kitz Corp.	623,900	4,583,202
	Kobayashi Metals, Ltd.	7,900	24,703
#*	Kobe Electric Railway Co., Ltd.	34,399	1,226,200
#	Kobelco Eco-Solutions Co., Ltd.	21,399	347,824
	Koike Sanso Kogyo Co., Ltd.	14,500	298,074
#	Kokusai Co., Ltd.	51,600	355,099
	Kokuyo Co., Ltd.	310,725	4,564,955
	KOMAIHALTEC, Inc.	24,900	417,599
	Komatsu Wall Industry Co., Ltd.	53,500	912,263
	Komori Corp.	398,400	4,517,777
#	Kondotec, Inc.	128,700	1,170,393
	Konoike Transport Co., Ltd.	202,500	3,352,651
*	Kosaido Co., Ltd.	212,900	1,545,521
#	Kozo Keikaku Engineering, Inc.	20,700	483,909
	KRS Corp.	46,500	860,231
	Kumagai Gumi Co., Ltd.	302,600	9,479,267
#	Kuroda Precision Industries, Ltd.	16,300	195,670
	Kyodo Printing Co., Ltd.	52,000	1,153,677
	Kyokuto Boeki Kaisha, Ltd.	45,000	655,315
	Kyokuto Kaihatsu Kogyo Co., Ltd.	239,500	3,209,926
	Kyoritsu Printing Co., Ltd.	199,200	401,761
	Like Co., Ltd.	63,200	522,751
#	Link And Motivation, Inc.	202,300	1,469,807
#	Lonseal Corp.	13,900	222,401
	Maeda Corp.	174,800	1,738,504
	Maeda Kosen Co., Ltd.	135,500	2,993,403
#	Maeda Road Construction Co., Ltd.	298,700	5,809,168
	Maezawa Industries, Inc.	25,300	77,612
	Maezawa Kasei Industries Co., Ltd.	95,100	882,579
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,279,142
	Makino Milling Machine Co., Ltd.	180,500	7,473,133
	Marubeni Construction Material Lease Co., Ltd.	3,900	68,968
	Marufuji Sheet Piling Co., Ltd.	11,800	244,773
	Maruka Machinery Co., Ltd.	43,700	842,874
	Marumae Co., Ltd.	26,300	161,710
#	Maruwa Unyu Kikan Co., Ltd.	74,700	2,563,819
	Maruyama Manufacturing Co., Inc.	27,900	346,331
	Maruzen Co., Ltd.	66,600	1,252,190
	Maruzen Showa Unyu Co., Ltd.	77,600	2,106,123
#	Matching Service Japan Co., Ltd.	48,800	723,518
	Matsuda Sangyo Co., Ltd.	102,182	1,287,110
	Matsui Construction Co., Ltd.	146,300	940,508
	Max Co., Ltd.	206,800	3,047,087
	Meidensha Corp.	281,910	3,876,920
	Meiji Electric Industries Co., Ltd.	54,800	848,889
	Meiji Shipping Co., Ltd.	111,000	347,194
	Meisei Industrial Co., Ltd.	297,400	2,011,445

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Meitec Corp.	217,900	$9,925,696
#	Meiwa Corp.	170,200	684,984
#	Mesco, Inc.	29,800	294,499
	METAWATER Co., Ltd.	74,900	2,112,801
#	Mie Kotsu Group Holdings, Inc.	389,700	1,980,645
#	Mirait Holdings Corp.	438,355	6,411,978
	Mitani Corp.	73,800	3,766,235
#	Mitani Sangyo Co., Ltd.	135,600	346,841
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	608,165
	Mitsubishi Logisnext Co., Ltd.	204,400	2,234,043
	Mitsubishi Pencil Co., Ltd.	150,000	2,912,692
	Mitsuboshi Belting, Ltd.	166,400	2,965,619
*	Mitsui E&S Holdings Co., Ltd.	640,400	6,054,612
	Mitsui Matsushima Holdings Co., Ltd.	65,700	731,855
	Mitsui-Soko Holdings Co., Ltd.	173,600	2,861,611
#	Mitsumura Printing Co., Ltd.	9,300	193,058
	Miyaji Engineering Group, Inc.	41,517	702,029
#	Mori-Gumi Co., Ltd.	69,500	252,099
	Morita Holdings Corp.	224,500	3,697,557
#	Musashi Co., Ltd.	5,000	103,634
#	NAC Co., Ltd.	76,500	697,936
	Nachi-Fujikoshi Corp.	111,500	4,501,144
	Nadex Co., Ltd.	40,600	335,526
	Nagase & Co., Ltd.	281,400	4,051,518
	Naigai Trans Line, Ltd.	42,000	504,023
	Nakabayashi Co., Ltd.	105,900	511,674
	Nakakita Seisakusho Co., Ltd.	3,700	97,130
	Nakamoto Packs Co., Ltd.	38,500	530,556
	Nakanishi Manufacturing Co., Ltd.	5,700	52,062
#	Nakano Corp.	108,100	469,490
#	Namura Shipbuilding Co., Ltd.	420,428	1,375,876
	Narasaki Sangyo Co., Ltd.	25,400	431,349
#	Nexyz Group Corp.	58,000	1,152,657
	Nice Holdings, Inc.	50,900	409,894
#	Nichias Corp.	485,800	9,646,911
	Nichiban Co., Ltd.	84,000	1,781,007
	Nichiden Corp.	99,600	1,416,615
	Nichiha Corp.	215,080	5,938,980
	Nichireki Co., Ltd.	195,700	1,938,744
#	Nihon Dengi Co., Ltd.	30,200	736,274
	Nihon Flush Co., Ltd.	64,200	1,208,208
	Nikkato Corp.	53,000	435,991
#	Nikko Co., Ltd.	36,700	797,477
	Nikkon Holdings Co., Ltd.	385,300	9,133,122
	Nippi, Inc.	11,900	322,339
	Nippon Air Conditioning Services Co., Ltd.	202,100	1,244,769
	Nippon Carbon Co., Ltd.	74,000	3,299,470
	Nippon Concept Corp.	40,400	352,625
	Nippon Densetsu Kogyo Co., Ltd.	276,000	5,759,186
	Nippon Dry-Chemical Co., Ltd.	4,300	41,861
	Nippon Filcon Co., Ltd.	13,100	61,935
	Nippon Hume Corp.	171,100	1,182,394
	Nippon Kanzai Co., Ltd.	77,200	1,379,403
	Nippon Koei Co., Ltd.	85,900	1,821,799
	Nippon Parking Development Co., Ltd.	1,511,300	2,350,143
	Nippon Rietec Co., Ltd.	9,300	118,541
	Nippon Road Co., Ltd. (The)	51,800	3,049,138
#	Nippon Seisen Co., Ltd.	24,300	716,366
*	Nippon Sharyo, Ltd.	54,899	1,271,580

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Nippon Sheet Glass Co., Ltd.	772,500	$6,245,864
	Nippon Steel & Sumikin Bussan Corp.	117,460	4,785,131
#	Nippon Thompson Co., Ltd.	392,200	1,811,282
#	Nippon Tungsten Co., Ltd.	6,699	139,776
	Nishimatsu Construction Co., Ltd.	389,300	8,649,083
	Nishi-Nippon Railroad Co., Ltd.	263,000	6,368,586
	Nishio Rent All Co., Ltd.	139,500	4,026,631
#	Nissei ASB Machine Co., Ltd.	63,900	2,190,849
#	Nissei Corp.	38,900	405,069
	Nissei Plastic Industrial Co., Ltd.	171,600	1,406,002
	Nisshinbo Holdings, Inc.	972,780	8,514,110
	Nissin Corp.	109,100	1,828,506
#	Nissin Electric Co., Ltd.	384,200	3,529,582
	Nitta Corp.	160,700	5,238,453
	Nitto Boseki Co., Ltd.	202,100	3,621,800
	Nitto Kogyo Corp.	192,900	3,868,576
	Nitto Kohki Co., Ltd.	79,900	1,579,023
	Nitto Seiko Co., Ltd.	198,900	1,063,860
	Nittoc Construction Co., Ltd.	176,900	953,808
	Nittoku Engineering Co., Ltd.	15,300	388,967
	NJS Co., Ltd.	42,800	566,653
#	nms Holdings Co.	44,200	180,870
	Noda Corp.	145,800	947,696
	Nomura Co., Ltd.	320,200	9,045,210
	Noritake Co., Ltd.	75,800	3,641,037
	Noritz Corp.	220,100	3,440,624
#	NS Tool Co., Ltd.	60,900	1,399,582
#	NS United Kaiun Kaisha, Ltd.	67,100	1,439,751
#	NTN Corp.	945,200	2,809,831
	Obara Group, Inc.	90,600	3,008,490
#	Ochi Holdings Co., Ltd.	6,300	67,224
	Odawara Engineering Co., Ltd.	6,500	109,358
	Odelic Co., Ltd.	27,800	964,280
	Ohba Co., Ltd.	84,000	484,320
	Ohmoto Gumi Co., Ltd.	4,100	184,958
#	Oiles Corp.	177,470	2,837,884
	Okabe Co., Ltd.	291,100	2,519,868
#	Okada Aiyon Corp.	37,400	444,555
#	Okamoto Machine Tool Works, Ltd.	20,999	487,033
	Okamura Corp.	478,100	5,020,699
#	OKK Corp.	28,700	210,377
#	OKUMA Corp.	119,900	6,514,193
	Okumura Corp.	249,780	7,943,427
	Onoken Co., Ltd.	128,700	1,806,887
	Organo Corp.	53,300	1,511,253
	Oriental Consultants Holdings Co., Ltd.	4,700	82,694
	Origin Electric Co., Ltd.	25,800	463,279
	OSG Corp.	278,500	5,386,609
	OSJB Holdings Corp.	1,050,800	2,632,500
#	Outsourcing, Inc.	445,300	5,528,694
	Oyo Corp.	165,400	1,673,205
#	Paraca, Inc.	37,900	672,071
	Parker Corp.	34,000	157,199
*	Pasco Corp.	7,800	62,186
	Pasona Group, Inc.	137,400	2,082,736
#	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	823,096
	Penta-Ocean Construction Co., Ltd.	1,335,400	6,201,658
*	Phil Co., Inc.	8,900	391,841
	Prestige International, Inc.	400,100	5,038,731

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Pronexus, Inc.	125,000	$1,385,420
#	PS Mitsubishi Construction Co., Ltd.	243,400	1,457,484
#	Punch Industry Co., Ltd.	105,400	542,603
	Quick Co., Ltd.	77,900	1,265,966
	Raito Kogyo Co., Ltd.	299,700	4,049,059
#	Rasa Corp.	63,200	472,736
	Relia, Inc.	188,900	1,648,302
	Rheon Automatic Machinery Co., Ltd.	152,100	2,181,227
#	Rix Corp.	17,100	236,663
*	Rozetta Corp.	22,800	677,990
	Ryobi, Ltd.	178,440	4,014,200
#	S LINE Co., Ltd.	23,800	230,120
	Sakai Heavy Industries, Ltd.	24,500	605,030
	Sakai Moving Service Co., Ltd.	87,200	5,535,841
*	Sanix, Inc.	134,800	290,579
	Sanki Engineering Co., Ltd.	339,100	3,713,861
	Sanko Gosei, Ltd.	139,300	445,356
#	Sanko Metal Industrial Co., Ltd.	17,700	445,400
	Sankyo Tateyama, Inc.	212,200	2,857,720
#	Sanoyas Holdings Corp.	159,500	252,737
#	Sansei Technologies, Inc.	90,100	1,252,090
#	Sansha Electric Manufacturing Co., Ltd.	64,300	497,735
	Sanyo Denki Co., Ltd.	35,200	1,268,983
	Sanyo Engineering & Construction, Inc.	78,500	474,050
	Sanyo Industries, Ltd.	9,900	167,068
#	Sanyo Trading Co., Ltd.	80,000	1,352,709
	Sata Construction Co., Ltd.	91,299	319,318
	Sato Holdings Corp.	217,500	5,111,509
	Sato Shoji Corp.	91,500	749,688
	Sawafuji Electric Co., Ltd.	1,900	27,224
	SBS Holdings, Inc.	150,400	2,533,488
#	SEC Carbon, Ltd.	10,000	881,703
#	Secom Joshinetsu Co., Ltd.	32,000	973,469
#	Seibu Electric & Machinery Co., Ltd.	8,900	78,881
#	Seika Corp.	67,000	821,947
	Seikitokyu Kogyo Co., Ltd.	205,730	1,096,006
	Sekisui Jushi Corp.	223,200	3,936,845
	Senko Group Holdings Co., Ltd.	904,000	7,517,312
	Senshu Electric Co., Ltd.	54,200	1,330,293
	Shibusawa Warehouse Co., Ltd. (The)	62,200	945,519
	Shibuya Corp.	99,400	2,943,340
#	Shima Seiki Manufacturing, Ltd.	211,500	6,524,040
#	Shin Nippon Air Technologies Co., Ltd.	116,680	2,042,554
#	Shin-Keisei Electric Railway Co., Ltd.	41,099	772,709
	Shinmaywa Industries, Ltd.	707,200	8,807,467
	Shinnihon Corp.	211,600	1,878,945
	Shinsho Corp.	36,300	848,058
	Shinwa Co., Ltd.	69,000	1,358,024
*	Shoko Co., Ltd.	44,400	245,306
#	Showa Aircraft Industry Co., Ltd.	48,937	639,274
#	SIGMAXYZ, Inc.	133,700	1,260,169
	Sinfonia Technology Co., Ltd.	173,200	2,122,970
	Sinko Industries, Ltd.	151,700	2,056,298
	Sintokogio, Ltd.	326,600	2,821,575
#	SMS Co., Ltd.	554,900	10,054,827
#	Soda Nikka Co., Ltd.	126,500	660,161
	Sodick Co., Ltd.	209,900	1,758,750
	Space Co., Ltd.	100,062	1,276,811
	S-Pool, Inc.	54,500	1,109,165

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Srg Takamiya Co., Ltd.	126,700	$777,750
	Star Micronics Co., Ltd.	263,600	4,022,850
	Subaru Enterprise Co., Ltd.	8,100	424,313
	Sugimoto & Co., Ltd.	70,500	1,134,167
#	Sumiseki Holdings, Inc.	476,200	546,902
	Sumitomo Densetsu Co., Ltd.	129,500	2,200,351
	Sumitomo Mitsui Construction Co., Ltd.	1,401,840	9,779,873
	Sumitomo Precision Products Co., Ltd.	20,684	574,085
	Sumitomo Warehouse Co., Ltd. (The)	476,000	6,014,153
	Suzumo Machinery Co., Ltd.	2,200	23,297
	SWCC Showa Holdings Co., Ltd.	98,700	629,504
#	Tacmina Corp.	14,200	237,220
#	Tadano, Ltd.	825,100	7,870,995
	Taihei Dengyo Kaisha, Ltd.	121,700	2,586,631
#	Taiheiyo Kouhatsu, Inc.	44,200	304,156
	Taikisha, Ltd.	188,100	5,726,997
	Taisei Oncho Co., Ltd.	13,300	190,874
#	Takadakiko Co., Ltd.	7,500	171,441
#	Takagi Seiko Corp.	2,300	76,342
	Takamatsu Construction Group Co., Ltd.	106,200	2,295,456
#	Takamatsu Machinery Co., Ltd.	41,800	324,114
	Takano Co., Ltd.	58,700	458,858
	Takaoka Toko Co., Ltd.	53,420	636,583
	Takara Printing Co., Ltd.	21,455	329,350
	Takara Standard Co., Ltd.	267,900	4,108,718
	Takasago Thermal Engineering Co., Ltd.	350,100	5,648,431
	Takashima & Co., Ltd.	26,600	419,625
	Takeei Corp.	162,900	1,080,433
	Takeuchi Manufacturing Co., Ltd.	289,400	5,116,638
#	Takigami Steel Construction Co., Ltd. (The)	5,300	241,188
#	Takisawa Machine Tool Co., Ltd.	45,100	611,098
	Takuma Co., Ltd.	303,000	3,624,495
#	Tanabe Engineering Corp.	39,500	287,844
	Tanseisha Co., Ltd.	268,249	3,181,036
	Tatsuta Electric Wire and Cable Co., Ltd.	317,600	1,312,379
	TECHNO ASSOCIE Co., Ltd.	56,800	536,023
#	Techno Ryowa, Ltd.	71,390	551,629
	Techno Smart Corp.	49,500	396,433
	TechnoPro Holdings, Inc.	5,400	323,543
	Teikoku Electric Manufacturing Co., Ltd.	127,100	1,292,871
	Teikoku Sen-I Co., Ltd.	136,700	3,381,823
	Tekken Corp.	102,600	2,529,910
	Tenox Corp.	22,500	162,104
	Teraoka Seisakusho Co., Ltd.	76,000	356,682
	Terasaki Electric Co., Ltd.	24,400	211,428
	Toa Corp.	124,400	1,793,741
	TOA ROAD Corp.	26,500	695,023
#	Toba, Inc.	9,500	231,235
	Tobishima Corp.	151,070	1,839,993
	Tocalo Co., Ltd.	474,700	3,754,208
	Toenec Corp.	58,600	1,610,084
#	Togami Electric Manufacturing Co., Ltd.	17,800	249,913
#	TOKAI Holdings Corp.	747,800	6,218,302
	Tokai Lease Co., Ltd.	19,300	285,611
	Tokyo Energy & Systems, Inc.	184,200	1,641,433
#	Tokyo Keiki, Inc.	64,622	643,386
	Tokyo Sangyo Co., Ltd.	146,700	672,390
	Tokyu Construction Co., Ltd.	674,100	5,062,707
	Toli Corp.	279,900	673,728

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Tomoe Corp.	136,400	$426,084
#	Tomoe Engineering Co., Ltd.	58,900	1,301,961
	Tonami Holdings Co., Ltd.	40,900	2,332,063
	Toppan Forms Co., Ltd.	366,900	3,137,728
#	Torishima Pump Manufacturing Co., Ltd.	143,800	1,254,888
#	Toshiba Machine Co., Ltd.	163,400	3,298,453
	Toshiba Plant Systems & Services Corp.	172,350	3,060,958
#	Tosho Printing Co., Ltd.	178,399	1,652,358
	Totech Corp.	57,000	1,159,473
#	Totetsu Kogyo Co., Ltd.	193,200	5,330,775
	Totoku Electric Co., Ltd.	17,700	308,831
	Toyo Construction Co., Ltd.	617,200	2,385,649
#	Toyo Denki Seizo K.K.	41,250	452,772
#*	Toyo Engineering Corp.	221,078	1,220,513
#	Toyo Logistics Co., Ltd.	80,800	231,074
	Toyo Machinery & Metal Co., Ltd.	109,300	568,966
#	Toyo Tanso Co., Ltd.	78,900	1,471,389
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	556,036
	Trancom Co., Ltd.	56,800	3,345,091
#	Trinity Industrial Corp.	36,000	194,146
	Trusco Nakayama Corp.	167,300	4,640,005
	Trust Tech, Inc.	77,100	2,560,315
	Tsubaki Nakashima Co., Ltd.	336,500	6,058,671
	Tsubakimoto Chain Co.	210,140	7,520,806
	Tsubakimoto Kogyo Co., Ltd.	28,800	985,889
	Tsudakoma Corp.	31,998	538,759
#	Tsugami Corp.	288,800	2,234,351
	Tsukishima Kikai Co., Ltd.	209,100	2,611,318
	Tsurumi Manufacturing Co., Ltd.	141,900	2,545,514
	Uchida Yoko Co., Ltd.	54,000	1,589,462
	Ueki Corp.	34,800	734,696
	Union Tool Co.	52,300	1,383,767
	Ushio, Inc.	852,800	9,975,361
#	UT Group Co., Ltd.	204,000	4,699,452
	Utoc Corp.	102,200	520,954
	Waida Manufacturing Co., Ltd.	4,300	48,512
	Wakachiku Construction Co., Ltd.	99,200	1,333,685
	Wakita & Co., Ltd.	298,300	2,983,742
	WDB Holdings Co., Ltd.	65,900	1,844,487
	Weathernews, Inc.	39,800	1,159,971
#	Will Group, Inc.	96,900	1,064,175
	World Holdings Co., Ltd.	45,300	775,287
	Yahagi Construction Co., Ltd.	200,200	1,390,891
	YAMABIKO Corp.	256,528	2,470,019
	YAMADA Consulting Group Co., Ltd.	77,900	1,623,331
#	Yamashina Corp.	224,200	156,289
	Yamato Corp.	117,000	519,844
#	Yamaura Corp.	46,400	378,222
	Yamazen Corp.	467,600	4,942,793
	Yasuda Logistics Corp.	122,200	1,018,018
	Yokogawa Bridge Holdings Corp.	239,000	4,119,112
#	Yondenko Corp.	27,360	672,164
	Yuasa Trading Co., Ltd.	128,600	3,632,925
#	Yuken Kogyo Co., Ltd.	24,000	364,700
#	Yumeshin Holdings Co., Ltd.	362,700	2,539,001
	Yurtec Corp.	277,500	2,034,194
	Yushin Precision Equipment Co., Ltd.	7,600	69,178
	Zaoh Co., Ltd.	21,500	256,569
#	Zenitaka Corp. (The)	19,600	926,685

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Zuiko Corp.	29,000	$678,090

TOTAL INDUSTRIALS			1,028,080,128

INFORMATION TECHNOLOGY — (12.8%)
	A&D Co., Ltd.	133,900	926,890
	Access Co., Ltd.	208,000	1,866,880
	Ad-sol Nissin Corp.	43,000	623,777
	Adtec Plasma Technology Co., Ltd.	30,700	176,713
#	AGS Corp.	11,600	76,560
	Ai Holdings Corp.	306,800	5,081,737
#	Aichi Tokei Denki Co., Ltd.	18,900	694,055
	Aiphone Co., Ltd.	74,900	1,181,582
*	Allied Telesis Holdings KK	381,000	314,196
	Alpha Systems, Inc.	62,320	1,478,766
	Amano Corp.	409,100	9,668,731
	AOI Electronics Co., Ltd.	31,400	686,661
	Argo Graphics, Inc.	119,400	2,550,883
#*	Arisawa Manufacturing Co., Ltd.	200,900	1,443,460
	ArtSpark Holdings, Inc.	48,100	290,705
	Asahi Intelligence Service Co., Ltd.	1,300	12,444
#	Aval Data Corp.	25,400	413,376
	Avant Corp.	54,500	771,637
*	Axell Corp.	44,900	224,034
#	Azia Co., Ltd.	14,300	177,106
	Billing System Corp.	10,000	330,597
#*	BrainPad, Inc.	7,200	387,043
	Broadleaf Co., Ltd.	722,700	3,809,928
#	Business Brain Showa-Ota, Inc.	9,400	161,142
	CAC Holdings Corp.	94,200	1,256,380
	Canon Electronics, Inc.	147,700	2,343,429
#	Capital Asset Planning, Inc.	13,200	183,735
	CDS Co., Ltd.	13,200	147,508
*	Change, Inc.	10,000	346,221
	Chino Corp.	47,400	550,160
#	Citizen Watch Co., Ltd.	1,070,700	5,983,024
#	CMK Corp.	392,800	2,301,018
	Computer Engineering & Consulting, Ltd.	173,300	3,247,752
	Computer Institute of Japan, Ltd.	102,900	779,973
	Comture Corp.	82,500	2,722,122
#	CONEXIO Corp.	128,600	1,622,746
#	Core Corp.	44,500	468,581
	Cresco, Ltd.	40,600	1,222,279
*	CRI Middleware Co., Ltd.	6,400	242,556
#	Cube System, Inc.	58,300	421,557
#	Cyber Com Co., Ltd.	14,800	288,527
	Cybernet Systems Co., Ltd.	49,900	255,724
	Cybozu, Inc.	141,600	1,210,414
#	Dai-ichi Seiko Co., Ltd.	72,300	685,668
#	Daiko Denshi Tsushin, Ltd.	37,200	208,903
#	Daishinku Corp.	66,899	644,743
	Daitron Co., Ltd.	53,300	813,863
	Daiwabo Holdings Co., Ltd.	138,700	8,008,096
#	Denki Kogyo Co., Ltd.	75,300	2,268,675
	Densan System Co., Ltd.	50,300	1,594,661
#	Dexerials Corp.	462,300	3,072,275
	Digital Arts, Inc.	90,100	7,385,113
#	Digital Hearts Holdings Co., Ltd.	107,300	1,251,657
	Digital Information Technologies Corp.	54,900	761,831
	DKK-Toa Corp.	10,400	71,491

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Double Standard, Inc.	7,700	$378,973
	DTS Corp.	167,300	6,195,048
	Ebase Co., Ltd.	17,200	185,087
#	E-Guardian, Inc.	74,000	1,500,828
#	Eizo Corp.	132,900	5,295,125
	Elecom Co., Ltd.	137,400	4,245,614
	Elematec Corp.	61,471	941,315
#	Enomoto Co., Ltd.	30,200	232,790
	Enplas Corp.	62,800	1,619,584
	ESPEC Corp.	168,100	3,144,593
#	Excel Co., Ltd.	56,000	1,183,966
	Fenwal Controls of Japan, Ltd.	21,600	302,132
	Ferrotec Holdings Corp.	251,000	2,522,773
*	FFRI, Inc.	20,500	591,129
	Fixstars Corp.	115,700	1,459,550
#	Forval Corp.	52,300	393,184
#	Fronteo, Inc.	113,600	563,207
#	FTGroup Co., Ltd.	67,000	832,249
	Fuji Soft, Inc.	80,000	3,172,946
	Fujitsu Frontech, Ltd.	88,800	812,643
	Fukui Computer Holdings, Inc.	48,600	907,818
	Furuno Electric Co., Ltd.	194,900	1,818,097
	Furuya Metal Co., Ltd.	6,700	299,825
	Future Corp.	150,800	2,592,284
	Future Innovation Group, Inc.	11,900	35,087
#	Geomatec Co., Ltd.	29,900	201,216
#	GL Sciences, Inc.	46,700	658,517
	GMO Cloud K.K.	16,800	646,775
	GMO internet, Inc.	192,900	3,156,054
	GMO Pepabo, Inc.	800	21,851
*	Gunosy, Inc.	44,800	970,740
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,424,335
	Hakuto Co., Ltd.	100,600	1,068,325
#	Hibino Corp.	26,300	637,118
	Hioki EE Corp.	69,700	2,992,403
	Hochiki Corp.	123,800	1,247,496
#	Hokuriku Electric Industry Co., Ltd.	48,200	461,031
	Honda Tsushin Kogyo Co., Ltd.	113,800	547,076
	Hosiden Corp.	432,600	3,639,695
	Ibiden Co., Ltd.	373,178	5,687,018
#	Icom, Inc.	79,000	1,572,898
#	Ikegami Tsushinki Co., Ltd.	40,799	418,524
	Ines Corp.	170,000	2,026,314
	I-Net Corp.	79,490	947,545
	Infocom Corp.	188,000	3,136,426
#	Infomart Corp.	775,100	9,477,131
	Information Development Co., Ltd.	52,100	655,974
	Information Services International-Dentsu, Ltd.	90,100	3,112,744
	Innotech Corp.	119,800	1,047,460
	Intelligent Wave, Inc.	33,500	225,134
	Inter Action Corp.	27,600	420,560
	I-O Data Device, Inc.	56,200	595,432
#	Iriso Electronics Co., Ltd.	156,100	7,166,201
	ISB Corp.	13,700	245,855
	Ishii Hyoki Co., Ltd.	31,000	168,610
*	ITbook Holdings Co., Ltd.	101,500	368,076
#*	Itfor, Inc.	141,900	1,228,459
	ITmedia, Inc.	20,400	82,000
	Iwatsu Electric Co., Ltd.	68,500	502,154

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Japan Aviation Electronics Industry, Ltd.	382,900	$5,350,588
	Japan Cash Machine Co., Ltd.	154,800	1,657,443
*	Japan Display, Inc.	3,483,900	2,181,504
#	Japan Electronic Materials Corp.	51,800	311,995
	Japan Material Co., Ltd.	484,200	5,961,540
	Jastec Co., Ltd.	83,900	763,725
#	JBCC Holdings, Inc.	117,800	1,600,762
*	JIG-SAW, Inc.	26,700	709,725
	Justsystems Corp.	270,000	6,883,862
	Kaga Electronics Co., Ltd.	134,700	2,479,012
	Kanematsu Electronics, Ltd.	89,400	2,707,371
	KEL Corp.	27,900	215,960
	Koa Corp.	158,400	2,138,513
	KSK Co., Ltd.	800	13,039
#	Kyoden Co., Ltd.	104,300	352,611
#	Kyosan Electric Manufacturing Co., Ltd.	319,900	1,051,911
	Kyowa Electronic Instruments Co., Ltd.	142,900	524,260
#	LAC Co., Ltd.	99,100	1,363,966
	Lasertec Corp.	249,800	10,488,481
	Macnica Fuji Electronics Holdings, Inc.	392,950	5,377,934
#	Mamezou Holdings Co., Ltd.	124,900	1,177,692
#	Marubun Corp.	112,200	646,716
#	Maruwa Co., Ltd.	70,000	3,316,762
#	Maxell Holdings, Ltd.	400,800	5,694,281
	MCJ Co., Ltd.	537,300	3,938,806
#	Megachips Corp.	109,000	1,678,028
#	Meiko Electronics Co., Ltd.	179,500	2,827,288
	Micronics Japan Co., Ltd.	223,800	1,491,068
#	Mimaki Engineering Co., Ltd.	136,300	779,260
	Mimasu Semiconductor Industry Co., Ltd.	119,981	1,602,069
	Miraial Co., Ltd.	48,000	515,336
#	Miroku Jyoho Service Co., Ltd.	140,300	3,609,492
	Mitachi Co., Ltd.	17,900	118,479
	Mitsubishi Research Institute, Inc.	56,200	1,701,518
	Mitsui High-Tec, Inc.	184,400	1,690,229
#	Mutoh Holdings Co., Ltd.	14,600	248,701
#	Nagano Keiki Co., Ltd.	96,400	701,675
	Nakayo, Inc.	78,000	1,024,287
	NEC Networks & System Integration Corp.	175,600	4,248,719
	NET One Systems Co., Ltd.	18,400	465,301
#	NF Corp.	22,500	336,106
	Nichicon Corp.	397,800	3,652,787
*	Nihon Dempa Kogyo Co., Ltd.	3,900	13,982
	Nihon Denkei Co., Ltd.	31,800	444,953
	Nippon Chemi-Con Corp.	83,600	1,444,145
#	Nippon Computer Dynamics Co., Ltd.	38,600	345,963
#	Nippon Information Development Co., Ltd.	12,600	143,648
#	Nippon Kodoshi Corp.	56,200	765,751
	Nippon Signal Co., Ltd.	374,100	3,355,357
	Nippon Systemware Co., Ltd.	55,400	1,136,514
	Nissha Co., Ltd.	253,600	2,688,690
	Nohmi Bosai, Ltd.	167,400	2,740,820
#	Noritsu Koki Co., Ltd.	154,700	3,455,150
	NSD Co., Ltd.	294,880	6,870,630
#	NuFlare Technology, Inc.	36,300	2,017,885
#	Ohara, Inc.	33,800	388,457
#	Ohizumi Mfg. Co., Ltd.	27,100	149,108
#	Okaya Electric Industries Co., Ltd.	77,800	267,118
	Oki Electric Industry Co., Ltd.	704,400	8,340,123

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	ONO Sokki Co., Ltd.	37,400	$208,925
#	Optex Group Co., Ltd.	271,520	4,339,394
	Oro Co., Ltd.	7,900	455,031
	Osaki Electric Co., Ltd.	324,800	2,025,984
#	Oval Corp.	35,600	78,685
	Paltek Corp.	38,500	201,749
	PCI Holdings, Inc.	12,300	269,888
	Poletowin Pitcrew Holdings, Inc.	221,100	2,219,832
#	Pro-Ship, Inc.	37,200	416,117
#	Rakus Co., Ltd.	122,500	2,240,521
	RECOMM Co., Ltd.	404,200	593,885
	Remixpoint, Inc.	150,200	412,957
	Renesas Easton Co., Ltd.	105,100	386,574
	Riken Keiki Co., Ltd.	113,500	2,190,596
	Riso Kagaku Corp.	134,300	2,127,607
	Roland DG Corp.	104,400	2,199,601
	Rorze Corp.	74,600	1,122,866
	RS Technologies Co., Ltd.	23,400	599,365
	Ryoden Corp.	109,700	1,455,692
	Ryosan Co., Ltd.	188,800	5,071,752
	Ryoyo Electro Corp.	168,200	2,460,690
#	Saison Information Systems Co., Ltd.	23,800	312,294
#	Sakura Internet, Inc.	148,300	664,669
	Samco, Inc.	14,700	112,144
	Sanken Electric Co., Ltd.	193,200	3,598,177
	Sanshin Electronics Co., Ltd.	151,900	2,603,596
	Satori Electric Co., Ltd.	86,980	739,784
	Saxa Holdings, Inc.	32,600	505,289
	Scala, Inc.	120,700	1,021,355
	Seikoh Giken Co., Ltd.	16,000	399,653
	SEMITEC Corp.	5,500	249,324
#	Shibaura Electronics Co., Ltd.	58,000	1,982,581
	Shibaura Mechatronics Corp.	25,500	791,171
*	SHIFT, Inc.	41,800	1,680,611
	Shindengen Electric Manufacturing Co., Ltd.	53,700	1,986,667
*	Shinkawa, Ltd.	88,400	333,238
	Shinko Electric Industries Co., Ltd.	566,300	4,352,224
	Shinko Shoji Co., Ltd.	157,100	2,669,628
#	Shirai Electronics Industrial Co., Ltd.	51,100	173,852
#	Shizuki Electric Co., Inc.	127,100	700,954
#	Showa Shinku Co., Ltd.	25,400	272,020
	Sigma Koki Co., Ltd.	31,600	402,726
#	Siix Corp.	242,700	3,685,506
	SK-Electronics Co., Ltd.	64,100	884,684
#	SMK Corp.	36,599	867,221
#	Softbank Technology Corp.	73,100	1,580,674
	Softbrain Co., Ltd.	111,300	472,881
	Softcreate Holdings Corp.	58,200	877,052
	Soliton Systems K.K.	49,000	497,251
*	So-net Media Networks Corp.	14,900	147,804
#	Soshin Electric Co., Ltd.	58,400	268,124
#	Sourcenext Corp.	364,000	1,492,622
	SRA Holdings	75,600	1,686,212
#	Sumida Corp.	206,049	2,918,745
	Sun-Wa Technos Corp.	82,000	640,114
	Suzuden Corp.	1,100	14,710
#	Suzuki Co., Ltd.	77,300	474,210
	System Information Co., Ltd.	24,700	426,195
	System Research Co., Ltd.	13,100	347,975

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Systemsoft Corp.	255,800	$233,744
	Systena Corp.	572,300	6,240,523
#	Tachibana Eletech Co., Ltd.	129,360	1,945,863
#	Takachiho Koheki Co., Ltd.	37,400	319,936
#	TAKEBISHI Corp.	53,100	678,358
	Tamura Corp.	651,300	3,609,994
	Tazmo Co., Ltd.	39,500	252,664
	TDC Soft, Inc.	109,900	872,613
*	Teac Corp.	8,999	15,805
	TechMatrix Corp.	106,100	1,779,013
#	Techno Horizon Holdings Co., Ltd.	53,800	181,102
	Tecnos Japan, Inc.	109,700	713,663
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	591,698
*	Terilogy Co., Ltd.	8,800	79,748
#	TESEC Corp.	19,400	214,505
	TKC Corp.	120,200	4,400,474
	Tokyo Electron Device, Ltd.	44,600	718,764
	Tokyo Seimitsu Co., Ltd.	319,100	8,146,530
#	Tomen Devices Corp.	15,300	334,077
	Topcon Corp.	878,200	10,400,463
#	Torex Semiconductor, Ltd.	45,500	494,870
	Toshiba TEC Corp.	215,500	5,994,259
	Toukei Computer Co., Ltd.	22,710	621,662
#	Towa Corp.	169,300	1,037,550
	Toyo Corp.	165,500	1,309,386
	Tri Chemical Laboratories, Inc.	37,100	1,770,979
#	Tsuzuki Denki Co., Ltd.	41,500	319,534
#	UKC Holdings Corp.	100,600	1,865,058
	Ulvac, Inc.	361,900	10,518,424
#	UMC Electronics Co., Ltd.	49,900	718,068
	Uniden Holdings Corp.	44,000	886,788
	UNIRITA, Inc.	8,100	120,617
#	UNITED, Inc.	75,000	1,031,486
#	V Technology Co., Ltd.	38,600	4,911,862
	VINX Corp.	9,400	89,382
*	Vitec Holdings Co., Ltd.	64,100	1,204,152
	Wacom Co., Ltd.	1,167,300	4,931,191
#	YAC Holdings Co., Ltd.	93,000	600,163
#	Yamaichi Electronics Co., Ltd.	150,000	1,482,524
	Yashima Denki Co., Ltd.	128,100	958,248
#	Yokowo Co., Ltd.	91,700	1,343,066
	Zuken, Inc.	113,200	1,535,035

TOTAL INFORMATION TECHNOLOGY			471,245,164

MATERIALS — (9.4%)
	Achilles Corp.	109,000	1,881,333
	ADEKA Corp.	665,700	9,785,403
	Agro-Kanesho Co., Ltd.	2,100	44,263
	Aichi Steel Corp.	81,700	2,540,971
	Arakawa Chemical Industries, Ltd.	132,600	1,633,437
	Araya Industrial Co., Ltd.	26,500	378,286
	Asahi Holdings, Inc.	299,850	5,428,176
	Asahi Printing Co., Ltd.	25,700	256,084
	Asahi Yukizai Corp.	98,600	1,455,373
	Asahipen Corp.	2,100	33,451
	Asia Pile Holdings Corp.	220,000	1,207,191
	C Uyemura & Co., Ltd.	33,800	1,978,116
	Carlit Holdings Co., Ltd.	137,900	971,984
#	Chuetsu Pulp & Paper Co., Ltd.	43,400	545,234

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Chugai Mining Co., Ltd.	652,700	$117,721
#	Chugoku Marine Paints, Ltd.	478,100	4,288,481
	CI Takiron Corp.	330,000	1,791,921
#	CK-San-Etsu Co., Ltd.	21,200	553,738
	Dai Nippon Toryo Co., Ltd.	145,500	1,456,428
	Daido Steel Co., Ltd.	97,400	3,855,413
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	128,500	943,827
	Daiken Corp.	95,800	1,867,635
#	Daiki Aluminium Industry Co., Ltd.	199,400	1,199,492
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,555,587
#	Daio Paper Corp.	302,500	3,715,163
	DKS Co., Ltd.	61,700	1,943,192
#	Dowa Holdings Co., Ltd.	115,100	3,790,152
	Dynapac Co., Ltd.	8,500	116,177
	Fuji Seal International, Inc.	80,800	2,927,201
	Fujikura Kasei Co., Ltd.	184,200	990,935
	Fujimori Kogyo Co., Ltd.	120,500	3,319,696
	Fumakilla, Ltd.	38,001	494,348
	Fuso Chemical Co., Ltd.	142,200	2,398,187
	Geostr Corp.	111,400	434,065
	Godo Steel, Ltd.	66,400	995,412
	Gun-Ei Chemical Industry Co., Ltd.	31,100	726,806
	Hakudo Co., Ltd.	45,500	639,217
#	Harima Chemicals Group, Inc.	106,100	988,690
#	Hodogaya Chemical Co., Ltd.	44,900	1,311,429
	Hokkan Holdings, Ltd.	53,200	924,424
	Hokko Chemical Industry Co., Ltd.	135,500	686,341
	Hokuetsu Corp.	1,045,799	6,121,593
	Honshu Chemical Industry Co., Ltd.	27,200	287,843
	Ise Chemicals Corp.	14,800	412,578
#	Ishihara Chemical Co., Ltd.	35,500	539,960
	Ishihara Sangyo Kaisha, Ltd.	222,050	2,271,721
	Ishizuka Glass Co., Ltd.	15,400	239,547
	Japan Pure Chemical Co., Ltd.	5,100	109,416
#	JCU Corp.	181,800	2,852,672
#	JSP Corp.	102,700	2,269,359
	Kanto Denka Kogyo Co., Ltd.	335,900	2,270,725
	Katakura & Co-op Agri Corp.	21,500	220,984
#	KeePer Technical Laboratory Co., Ltd.	51,000	594,903
	KH Neochem Co., Ltd.	234,200	5,668,325
	Kimoto Co., Ltd.	247,400	382,752
	Koatsu Gas Kogyo Co., Ltd.	223,493	1,726,235
	Kogi Corp.	5,499	68,563
	Kohsoku Corp.	71,200	782,619
	Konishi Co., Ltd.	260,700	3,783,470
	Konoshima Chemical Co., Ltd.	39,000	279,349
	Krosaki Harima Corp.	42,500	2,135,714
#	Kumiai Chemical Industry Co., Ltd.	739,287	5,231,603
#	Kunimine Industries Co., Ltd.	38,600	279,637
	Kureha Corp.	142,750	8,019,434
	Kurimoto, Ltd.	67,900	894,878
	Kuriyama Holdings Corp.	91,200	768,820
#	Kyoei Steel, Ltd.	158,900	2,270,987
	Kyowa Leather Cloth Co., Ltd.	89,800	603,265
	Lintec Corp.	196,000	4,249,693
	MEC Co., Ltd.	131,000	1,206,989
	Mipox Corp.	5,600	17,537
	Mitani Sekisan Co., Ltd.	73,600	2,012,462
	Mitsubishi Paper Mills, Ltd.	425,300	2,141,639

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	$744,013
	Mitsui Mining & Smelting Co., Ltd.	484,900	12,479,870
#	Molitec Steel Co., Ltd.	83,100	309,548
	MORESCO Corp.	47,800	634,248
	Mory Industries, Inc.	39,300	837,409
	Nakayama Steel Works, Ltd.	239,400	1,093,219
	Neturen Co., Ltd.	261,200	2,110,372
*	New Japan Chemical Co., Ltd.	200,600	379,810
	Nicca Chemical Co., Ltd.	49,300	451,348
	Nichia Steel Works, Ltd.	121,100	374,882
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	909,061
	Nihon Nohyaku Co., Ltd.	240,300	970,355
	Nihon Parkerizing Co., Ltd.	533,800	6,680,427
	Nihon Yamamura Glass Co., Ltd.	112,600	1,470,792
	Nippon Carbide Industries Co., Inc.	49,300	670,042
	Nippon Chemical Industrial Co., Ltd.	42,600	756,861
	Nippon Concrete Industries Co., Ltd.	302,400	741,935
	Nippon Denko Co., Ltd.	985,914	2,000,816
#	Nippon Fine Chemical Co., Ltd.	81,500	888,095
	Nippon Kinzoku Co., Ltd.	26,500	290,205
*	Nippon Koshuha Steel Co., Ltd.	26,799	126,012
	Nippon Light Metal Holdings Co., Ltd.	4,789,400	10,538,873
	Nippon Pillar Packing Co., Ltd.	161,000	1,862,668
	Nippon Soda Co., Ltd.	193,300	5,116,543
#	Nippon Yakin Kogyo Co., Ltd.	1,305,800	2,976,495
#	Nitta Gelatin, Inc.	100,500	622,808
	Nittetsu Mining Co., Ltd.	38,700	1,602,086
#	Nitto FC Co., Ltd.	126,300	927,845
	Nozawa Corp.	52,500	356,363
	Oat Agrio Co., Ltd.	18,000	278,050
#	Okamoto Industries, Inc.	82,600	4,175,737
	Okura Industrial Co., Ltd.	60,900	980,932
	Osaka Organic Chemical Industry, Ltd.	98,800	972,949
	Osaka Soda Co., Ltd.	108,599	2,667,441
	Osaka Steel Co., Ltd.	94,200	1,597,431
#	OSAKA Titanium Technologies Co., Ltd.	157,500	2,406,552
#	Pacific Metals Co., Ltd.	129,599	3,163,701
	Pack Corp. (The)	98,200	3,018,562
#	Rasa Industries, Ltd.	44,800	597,286
	Riken Technos Corp.	248,500	1,019,447
	Sakai Chemical Industry Co., Ltd.	112,100	2,468,360
	Sakata INX Corp.	307,900	2,845,779
	Sanyo Chemical Industries, Ltd.	96,800	4,488,538
	Sanyo Special Steel Co., Ltd.	147,060	3,020,373
	Seiko PMC Corp.	78,600	576,774
	Sekisui Plastics Co., Ltd.	179,100	1,440,253
	Shikoku Chemicals Corp.	260,000	2,846,527
	Shinagawa Refractories Co., Ltd.	44,300	1,259,061
	Shin-Etsu Polymer Co., Ltd.	336,500	2,492,468
	Shinko Wire Co., Ltd.	9,400	86,149
	SK Kaken Co., Ltd.	1,600	657,891
	Soken Chemical & Engineering Co., Ltd.	46,400	678,322
	Stella Chemifa Corp.	82,400	2,270,007
	Sumitomo Bakelite Co., Ltd.	36,700	1,317,786
#	Sumitomo Osaka Cement Co., Ltd.	234,999	9,263,951
	Sumitomo Seika Chemicals Co., Ltd.	70,900	2,613,155
#	T Hasegawa Co., Ltd.	194,600	3,142,989
	T&K Toka Co., Ltd.	146,900	1,232,954
	Taisei Lamick Co., Ltd.	43,900	1,095,342

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Taiyo Holdings Co., Ltd.	140,900	$4,651,868
	Takasago International Corp.	104,000	3,148,614
	Takemoto Yohki Co., Ltd.	44,700	591,659
	Taoka Chemical Co., Ltd.	1,300	52,935
#	Tayca Corp.	139,300	3,214,137
	Tenma Corp.	129,800	2,426,664
	Toagosei Co., Ltd.	871,100	9,228,089
#	Toda Kogyo Corp.	24,200	486,336
	Toho Acetylene Co., Ltd.	12,700	165,786
	Toho Chemical Industry Co., Ltd.	47,000	159,318
	Toho Titanium Co., Ltd.	206,000	1,773,543
#	Toho Zinc Co., Ltd.	91,999	2,607,682
	Tohoku Steel Co., Ltd.	16,300	206,528
#	Tokushu Tokai Paper Co., Ltd.	70,658	2,587,917
	Tokuyama Corp.	257,798	6,102,043
	Tokyo Ohka Kogyo Co., Ltd.	242,500	6,640,167
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	233,042
#	Tokyo Rope Manufacturing Co., Ltd.	100,300	886,880
	Tokyo Steel Manufacturing Co., Ltd.	819,300	7,129,370
	Tokyo Tekko Co., Ltd.	75,900	854,851
#	Tomoegawa Co., Ltd.	33,600	302,931
	Tomoku Co., Ltd.	81,500	1,213,265
	Topy Industries, Ltd.	114,200	2,289,191
#	Toyo Gosei Co., Ltd.	31,600	457,146
	Toyo Ink SC Holdings Co., Ltd.	276,800	6,227,907
	Toyobo Co., Ltd.	726,200	9,297,426
#	TYK Corp.	183,700	607,713
#	UACJ Corp.	183,541	3,447,639
	Valqua, Ltd.	127,199	2,550,310
#	Vertex Corp.	45,998	457,463
	Wavelock Holdings Co., Ltd.	30,900	236,739
	Wood One Co., Ltd.	48,500	455,700
	Yamato Kogyo Co., Ltd.	209,000	5,715,958
	Yodogawa Steel Works, Ltd.	154,200	2,869,791
	Yoshicon Co., Ltd.	3,100	31,444
#	Yotai Refractories Co., Ltd.	118,000	546,482
	Yushiro Chemical Industry Co., Ltd.	73,800	854,296

TOTAL MATERIALS			348,192,850

REAL ESTATE — (1.6%)
#	AD Works Co., Ltd.	1,948,800	581,275
	Airport Facilities Co., Ltd.	146,470	732,329
	Anabuki Kosan, Inc.	4,600	122,048
	Aoyama Zaisan Networks Co., Ltd.	51,300	730,099
	Apaman Co., Ltd.	77,800	550,550
	Arealink Co., Ltd.	28,100	227,972
	B-Lot Co., Ltd.	11,000	159,750
#	Cosmos Initia Co., Ltd.	99,600	504,973
	CRE, Inc.	65,900	573,513
	Daibiru Corp.	345,200	3,282,047
	Dear Life Co., Ltd.	128,900	493,294
	Goldcrest Co., Ltd.	139,170	1,881,493
	Good Com Asset Co., Ltd.	6,200	89,810
	Grandy House Corp.	117,800	475,066
	Heiwa Real Estate Co., Ltd.	236,600	4,563,705
	Ichigo, Inc.	860,300	2,950,867
	Intellex Co., Ltd.	30,000	188,537
*	Japan Asset Marketing Co., Ltd.	1,648,500	1,623,871
	Japan Corporate Housing Service, Inc.	10,500	80,963

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Japan Property Management Center Co., Ltd.	82,200	$589,530
	Kabuki-Za Co., Ltd.	17,900	923,944
	Keihanshin Building Co., Ltd.	291,800	2,853,056
	Kenedix, Inc.	885,100	4,437,854
	Land Business Co., Ltd.	9,400	68,452
*	LAND Co., Ltd.	1,824,900	132,060
#*	Leopalace21 Corp.	2,072,900	4,147,509
	Mugen Estate Co., Ltd.	83,200	453,104
#	Nippon Commercial Development Co., Ltd.	84,200	1,134,279
#	Nisshin Fudosan Co.	235,100	984,834
#*	Prospect Co., Ltd.	3,669,000	596,506
#	Raysum Co., Ltd.	101,700	938,862
	SAMTY Co., Ltd.	99,900	1,355,468
	Sankyo Frontier Co., Ltd.	22,800	722,972
	Sansei Landic Co., Ltd.	40,600	272,158
	Shinoken Group Co., Ltd.	142,500	964,357
	Star Mica Co., Ltd.	85,400	1,093,339
	Sun Frontier Fudousan Co., Ltd.	246,800	2,647,023
#	Takara Leben Co., Ltd.	667,100	2,075,665
	Tateru, Inc.	112,500	272,256
	TOC Co., Ltd.	405,950	2,810,100
	Tokyo Rakutenchi Co., Ltd.	21,100	942,142
#	Tokyo Theatres Co., Inc.	55,299	655,238
	Tosei Corp.	239,800	2,173,121
#	Unizo Holdings Co., Ltd.	206,000	3,934,598
	Urbanet Corp. Co., Ltd.	111,300	341,064

TOTAL REAL ESTATE			57,331,653

UTILITIES — (1.0%)
#	eRex Co., Ltd.	256,500	2,402,029
	Hiroshima Gas Co., Ltd.	334,100	1,041,565
	Hokkaido Electric Power Co., Inc.	1,289,300	7,421,630
	Hokkaido Gas Co., Ltd.	102,100	1,327,816
*	Hokuriku Electric Power Co.	565,000	4,436,387
#	Hokuriku Gas Co., Ltd.	10,100	276,845
	K&O Energy Group, Inc.	108,500	1,493,135
	Nippon Gas Co., Ltd.	68,600	1,900,576
	Okinawa Electric Power Co., Inc. (The)	360,221	6,134,504
*	RENOVA, Inc.	186,500	1,660,432
	Saibu Gas Co., Ltd.	247,900	5,355,279
	Shizuoka Gas Co., Ltd.	403,600	3,071,601
	Toell Co., Ltd.	59,400	443,392
	West Holdings Corp.	107,700	1,079,689

TOTAL UTILITIES			38,044,880

TOTAL COMMON STOCKS			3,440,623,069

			Value†
SECURITIES LENDING COLLATERAL — (6.9%)
@§	DFA Short Term Investment Fund	22,001,930	254,584,329

TOTAL INVESTMENTS — (100.0%) (Cost $3,468,795,838)^^			$3,695,207,398

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of March 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$101,470,328	—	$101,470,328
Consumer Discretionary	$2,725,471	639,357,309	—	642,082,780
Consumer Staples	—	254,380,126	—	254,380,126
Energy	—	29,449,581	—	29,449,581
Financials	—	291,310,615	—	291,310,615
Health Care	—	179,034,964	—	179,034,964
Industrials	—	1,028,080,128	—	1,028,080,128
Information Technology	—	471,245,164	—	471,245,164
Materials	—	348,192,850	—	348,192,850
Real Estate	—	57,331,653	—	57,331,653
Utilities	—	38,044,880	—	38,044,880
Securities Lending Collateral	—	254,584,329	—	254,584,329

TOTAL	$2,725,471	$3,692,481,927	—	$3,695,207,398

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.8%)
AUSTRALIA — (50.3%)
*	3P Learning, Ltd.	93,233	$68,213
*	88 Energy, Ltd.	604,262	6,395
	A2B Australia, Ltd.	212,947	317,749
	Accent Group, Ltd.	1,949,380	1,995,495
#	Adairs, Ltd.	423,815	521,229
	Adelaide Brighton, Ltd.	2,667,604	8,530,691
#	Ainsworth Game Technology, Ltd.	384,348	230,707
#*	Alkane Resources, Ltd.	1,385,657	270,580
	Alliance Aviation Services, Ltd.	40,111	75,895
	ALS, Ltd.	2,248,565	12,151,223
	Altium, Ltd.	715,178	16,479,675
*	Altura Mining, Ltd.	82,065	7,892
#	AMA Group, Ltd.	1,621,708	1,256,857
#*	Amaysim Australia, Ltd.	1,339,423	618,278
	Ansell, Ltd.	874,039	15,791,333
#	AP Eagers, Ltd.	314,888	1,644,119
	APN Property Group, Ltd.	26,661	8,527
	Apollo Tourism & Leisure, Ltd.	131,394	78,397
	Appen, Ltd.	685,679	10,896,767
#	ARB Corp., Ltd.	586,518	7,175,602
	Ardent Leisure Group, Ltd.	3,969,602	3,195,185
#	ARQ Group, Ltd.	982,475	1,383,888
*	Asaleo Care, Ltd.	554,155	352,727
	Atlas Arteria, Ltd.	200,983	1,031,848
#	AUB Group, Ltd.	391,379	3,639,482
*	Aurelia Metals, Ltd.	2,048,667	1,296,524
#	Ausdrill, Ltd.	3,379,624	3,918,866
	Austal, Ltd.	1,484,908	2,374,560
#*	Australian Agricultural Co., Ltd.	3,143,444	2,267,488
	Australian Finance Group, Ltd.	658,930	581,283
	Australian Pharmaceutical Industries, Ltd.	3,189,340	3,436,953
	Australian Vintage, Ltd.	4,317,004	1,471,467
#	Auswide Bank, Ltd.	102,961	377,688
#	Automotive Holdings Group, Ltd.	1,525,769	1,899,425
#	Aveo Group	2,903,443	4,064,619
	AVJennings, Ltd.	7,058,528	2,406,256
*	AVZ Minerals, Ltd.	254,799	7,255
*	Axsesstoday, Ltd.	20,251	17,525
#	Baby Bunting Group, Ltd.	318,497	497,783
#	Bank of Queensland, Ltd.	766,622	4,956,592
	Bapcor, Ltd.	1,694,969	6,657,266
*	Base Resources, Ltd.	277,465	60,076
	Beach Energy, Ltd.	8,690,938	12,682,149
#	Bega Cheese, Ltd.	1,467,014	4,769,136
	Bell Financial Group, Ltd.	122,493	67,052
#*	Bellamy’s Australia, Ltd.	602,826	4,765,102
*	Berkeley Energia, Ltd.	27,600	7,944
#	Bingo Industries, Ltd.	371,091	403,731
#	Blackmores, Ltd.	97,753	6,471,585
	Bravura Solutions, Ltd.	952,425	3,704,057
	Breville Group, Ltd.	830,596	9,612,061
	Brickworks, Ltd.	456,011	5,616,851
#*	Bubs Australia, Ltd.	114,559	65,481
*	Buru Energy, Ltd.	678,801	125,305
#	BWX, Ltd.	335,452	541,552

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Cann Group, Ltd.	35,345	$57,820
	Capitol Health, Ltd.	3,495,372	546,445
#*	Cardno, Ltd.	1,127,842	853,440
#*	Carnarvon Petroleum, Ltd.	5,027,591	1,486,563
	carsales.com, Ltd.	1,702,940	15,326,436
*	Cash Converters International, Ltd.	3,582,331	444,973
#*	Catapult Group International, Ltd.	384,667	257,036
	Cedar Woods Properties, Ltd.	403,466	1,519,289
	Centuria Capital Group	107,259	106,707
	Citadel Group, Ltd. (The)	83,353	438,236
	City Chic Collective, Ltd.	64,615	70,094
#	Class, Ltd.	376,569	447,350
#	Clean Seas Seafood, Ltd.	87,730	56,726
*	Clean TeQ Holdings, Ltd.	86,928	19,175
	Cleanaway Waste Management, Ltd.	10,693,639	16,889,396
	Clinuvel Pharmaceuticals, Ltd.	34,474	600,756
	Clover Corp., Ltd.	305,525	449,876
	Codan, Ltd.	636,148	1,419,576
#	Collection House, Ltd.	2,180,326	1,998,844
	Collins Foods, Ltd.	816,595	4,215,383
#*	Cooper Energy, Ltd.	9,795,451	3,478,630
#	Corporate Travel Management, Ltd.	545,523	9,882,563
#	Costa Group Holdings, Ltd.	1,857,144	6,792,237
#	Credit Corp. Group, Ltd.	482,897	7,622,922
*	CSG, Ltd.	1,608,459	246,058
	CSR, Ltd.	3,957,955	9,347,466
*	CuDeco, Ltd.	387,893	12,146
	Data#3, Ltd.	821,486	1,034,271
*	Decmil Group, Ltd.	591,286	356,725
#	Dicker Data, Ltd.	193,123	562,386
#	Domain Holdings Australia, Ltd.	1,651,808	2,995,019
#	Domino’s Pizza Enterprises, Ltd.	162,840	5,021,299
*	Doray Minerals, Ltd.	542,121	213,729
	Downer EDI, Ltd.	2,345,547	12,823,093
	DuluxGroup, Ltd.	2,924,888	15,386,204
	DWS, Ltd.	514,109	381,489
	Eclipx Group, Ltd.	2,757,791	1,252,883
	Elders, Ltd.	987,192	4,261,684
#	Emeco Holdings, Ltd.	251,980	346,194
#*	EML Payments, Ltd.	403,963	503,837
#*	Energy World Corp., Ltd.	87,518	5,776
#	EQT Holdings, Ltd.	93,813	1,736,031
	ERM Power, Ltd.	1,065,441	1,436,225
	Estia Health, Ltd.	1,409,903	2,696,958
	Euroz, Ltd.	101,762	83,174
	EVENT Hospitality and Entertainment, Ltd.	544,188	5,266,002
#*	FAR, Ltd.	8,256,005	339,455
*	FBR, Ltd.	188,610	10,333
#	Finbar Group, Ltd.	203,868	122,325
	Fleetwood Corp., Ltd.	338,355	461,583
	FlexiGroup, Ltd.	1,850,936	1,823,861
#	Freedom Foods Group, Ltd.	62,846	200,692
#	G8 Education, Ltd.	2,932,110	6,317,530
#*	Galaxy Resources, Ltd.	2,797,281	3,748,063
*	Galilee Energy, Ltd.	110,029	32,110
#	GBST Holdings, Ltd.	178,479	244,963
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,522	3,266,500
#*	Gold Road Resources, Ltd.	3,351,301	2,308,641
	GR Engineering Services, Ltd.	55,230	41,134

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp, Ltd., Class A	1,833,496	$11,955,930
	Grange Resources, Ltd.	449,866	87,921
	GUD Holdings, Ltd.	959,446	8,136,126
	GWA Group, Ltd.	1,988,370	4,498,006
#	Hansen Technologies, Ltd.	1,150,616	2,381,332
	Healius, Ltd.	3,214,850	6,008,354
	Healthscope, Ltd.	5,420,705	9,359,148
	Helloworld Travel, Ltd.	16,062	49,172
#*	Highfield Resources, Ltd.	160,730	80,007
*	Hills, Ltd.	95,956	11,244
*	Horizon Oil, Ltd.	714,889	55,467
#	HT&E, Ltd.	1,761,318	2,140,860
#	HUB24, Ltd.	12,525	123,306
	IDP Education, Ltd.	550,687	5,708,593
	Iluka Resources, Ltd.	763,938	4,892,915
*	Image Resources NL	243,336	29,450
*	Imdex, Ltd.	2,184,909	1,664,162
#	IMF Bentham, Ltd.	1,803,906	3,333,094
#*	Immutep, Ltd.	1,409,121	33,144
*	ImpediMed, Ltd.	115,197	17,661
	Independence Group NL	3,525,457	12,194,347
#	Infigen Energy	5,167,987	1,616,519
	Infomedia, Ltd.	2,700,601	2,927,094
#	Inghams Group, Ltd.	1,624,090	5,042,335
#	Integrated Research, Ltd.	555,701	1,028,256
#	InvoCare, Ltd.	975,382	9,846,406
	ioneer, Ltd.	290,821	35,194
#	IOOF Holdings, Ltd.	2,254,189	9,823,231
	IPH, Ltd.	932,331	4,666,562
	IRESS, Ltd.	1,095,248	10,176,014
#	iSelect, Ltd.	96,851	46,099
#	iSentia Group, Ltd.	1,014,066	147,880
	IVE Group, Ltd.	464,155	718,702
#	Japara Healthcare, Ltd.	1,713,716	1,703,542
#	JB Hi-Fi, Ltd.	862,756	15,299,555
	Jumbo Interactive, Ltd.	208,843	1,923,397
#	Jupiter Mines, Ltd.	917,694	221,823
	K&S Corp., Ltd.	197,087	242,080
#*	Karoon Energy, Ltd.	1,714,597	1,268,046
*	Kingsgate Consolidated, Ltd.	1,797,365	293,875
#	Kogan.com, Ltd.	203,396	513,338
	Lifestyle Communities, Ltd.	96,718	377,542
	Link Administration Holdings, Ltd.	271,150	1,423,953
#	Lovisa Holdings, Ltd.	104,858	668,176
#*	Lynas Corp., Ltd.	4,538,007	6,742,508
	MACA, Ltd.	666,093	463,940
*	Macmahon Holdings, Ltd.	4,688,396	767,134
*	Mastermyne Group, Ltd.	17,500	11,569
	MaxiTRANS Industries, Ltd.	872,413	192,267
*	Mayne Pharma Group, Ltd.	9,688,305	4,792,139
#	McMillan Shakespeare, Ltd.	461,967	3,939,911
	McPherson’s, Ltd.	470,863	371,468
*	Medusa Mining, Ltd.	155,314	42,445
#*	Mesoblast, Ltd.	585,984	599,959
#*	Metals X, Ltd.	3,061,840	512,617
#	Metcash, Ltd.	7,684,060	14,477,843
#	Michael Hill International, Ltd.	1,490,263	710,581
	Michael Hill International, Ltd.	94,305	45,220
*	Millennium Minerals, Ltd.	1,328,072	160,322

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Mincor Resources NL	952,401	$294,073
	Mineral Resources, Ltd.	1,194,671	13,432,726
*	MMA Offshore, Ltd.	4,729,196	521,106
#	MNF Group, Ltd.	194,514	573,219
	Moelis Australia, Ltd.	19,541	59,694
#	Monadelphous Group, Ltd.	726,646	8,966,873
#	Monash IVF Group, Ltd.	841,142	636,398
#	Money3 Corp., Ltd.	764,767	1,027,753
#	Mortgage Choice, Ltd.	793,228	558,622
	Motorcycle Holdings, Ltd.	19,615	22,282
	Mount Gibson Iron, Ltd.	4,351,406	2,875,143
*	Myanmar Metals, Ltd.	610,501	34,375
#*	Myer Holdings, Ltd.	2,808,161	1,239,527
	MYOB Group, Ltd.	2,841,173	6,726,319
	MyState, Ltd.	488,761	1,506,814
	Navigator Global Investments, Ltd.	948,747	2,096,579
#	Navitas, Ltd.	1,792,167	7,363,000
#	Neometals, Ltd.	626,513	100,238
#*	NetComm Wireless, Ltd.	180,398	137,218
	New Hope Corp., Ltd.	1,516,889	3,250,911
#*	NEXTDC, Ltd.	826,494	3,711,926
	nib holdings, Ltd.	3,369,261	12,548,726
#	Nick Scali, Ltd.	345,800	1,393,418
#	Nine Entertainment Co. Holdings, Ltd.	11,745,187	14,269,538
	Northern Star Resources, Ltd.	771,490	4,901,355
	NRW Holdings, Ltd.	2,249,086	3,809,261
#	Nufarm, Ltd.	1,894,118	6,349,513
#	OFX Group, Ltd.	1,725,160	2,047,663
	OM Holdings, Ltd.	342,290	296,989
*	OneMarket, Ltd.	112,823	46,431
#*	Onevue Holdings, Ltd.	857,257	264,992
	oOh!media, Ltd.	1,178,418	3,261,872
#*	Orocobre, Ltd.	23,186	55,649
	Orora, Ltd.	5,674,250	12,044,034
	Ovato, Ltd.	2,421,092	147,715
	OZ Minerals, Ltd.	2,477,965	18,691,169
#	Pacific Current Group, Ltd.	188,758	669,049
	Pacific Energy, Ltd.	33,400	15,066
	Pacific Smiles Group, Ltd.	256,946	212,651
	Pact Group Holdings, Ltd.	1,328,274	2,633,772
*	Paladin Energy, Ltd.	198,553	18,406
*	Panoramic Resources, Ltd.	2,802,164	836,969
#*	Pantoro, Ltd.	506,265	89,864
	Paragon Care, Ltd.	834,834	266,992
	Peet, Ltd.	771,699	559,572
	Pendal Group, Ltd.	1,960,399	12,901,986
#	Perpetual, Ltd.	353,370	9,723,536
*	Perseus Mining, Ltd.	6,569,858	2,145,656
#	Pioneer Credit, Ltd.	166,590	259,570
#	Platinum Asset Management, Ltd.	1,691,422	5,523,553
#*	Praemium, Ltd.	1,152,591	483,914
	Premier Investments, Ltd.	829,371	9,588,555
*	Prime Media Group, Ltd.	62,765	11,129
#	Pro Medicus, Ltd.	233,098	2,456,650
	PWR Holdings, Ltd.	99,409	247,233
	QMS Media, Ltd.	407,838	201,435
	Qube Holdings, Ltd.	3,271,034	6,509,710
*	Ramelius Resources, Ltd.	3,194,151	1,939,504
#	RCR Tomlinson, Ltd.	1,950,768	903,805

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	446,073	$208,815
*	Red 5, Ltd.	682,020	70,247
*	Red River Resources, Ltd.	449,018	54,229
#	Reece, Ltd.	980,451	6,868,564
#	Regis Healthcare, Ltd.	1,336,461	3,267,927
	Regis Resources, Ltd.	3,349,243	12,602,734
#	Reject Shop, Ltd. (The)	107,368	202,087
#	Reliance Worldwide Corp., Ltd.	2,095,776	6,430,011
#	Resolute Mining, Ltd.	6,407,325	5,506,270
	Rhipe, Ltd.	151,480	195,331
	Ridley Corp., Ltd.	1,837,627	1,805,978
*	RPMGlobal Holdings, Ltd.	52,065	21,259
	Ruralco Holdings, Ltd.	241,336	748,919
	RXP Services, Ltd.	364,327	118,967
	Salmat, Ltd.	645,788	252,226
	Sandfire Resources NL	1,360,365	6,686,201
*	Saracen Mineral Holdings, Ltd.	6,775,200	13,954,112
#	SeaLink Travel Group, Ltd.	182,139	520,114
	Select Harvests, Ltd.	657,942	2,841,238
#*	Senex Energy, Ltd.	12,561,041	3,298,501
#	Servcorp, Ltd.	343,996	650,478
	Service Stream, Ltd.	2,182,851	3,273,343
	Seven Group Holdings, Ltd.	245,653	3,079,169
*	Seven West Media, Ltd.	4,952,693	1,729,292
	SG Fleet Group, Ltd.	355,767	556,562
*	Sheffield Resources, Ltd.	142,244	62,682
	Shriro Holdings, Ltd.	105,523	47,260
	Sigma Healthcare, Ltd.	3,411,098	1,272,860
#*	Silver Lake Resources, Ltd.	2,369,915	1,379,930
#	Sims Metal Management, Ltd.	1,382,214	10,528,772
	SmartGroup Corp., Ltd.	525,097	2,958,723
	Southern Cross Media Group, Ltd.	3,928,938	3,268,249
#	Spark Infrastructure Group	9,700,843	15,720,041
#	SpeedCast International, Ltd.	1,939,251	5,172,308
	SRG Global, Ltd.	268,763	58,236
	St Barbara, Ltd.	3,784,439	9,055,724
	Steadfast Group, Ltd.	5,773,132	12,997,848
*	Strike Energy, Ltd.	1,969,468	83,712
#	Sundance Energy Australia, Ltd.	2,937,895	866,850
	Sunland Group, Ltd.	1,211,896	1,385,625
#	Super Retail Group, Ltd.	1,111,568	6,346,344
#*	Superloop, Ltd.	466,251	490,868
#*	Syrah Resources, Ltd.	1,509,884	1,152,390
	Tassal Group, Ltd.	1,469,560	5,073,977
	Technology One, Ltd.	1,774,751	10,098,572
#*	Thorn Group, Ltd.	744,756	243,496
*	Tiger Resources, Ltd.	9,447,997	74
	Tribune Resources, Ltd.	3,093	10,550
*	Troy Resources, Ltd.	372,547	26,447
#	Villa World, Ltd.	907,350	1,430,428
#*	Village Roadshow, Ltd.	968,676	2,226,909
#*	Virgin Australia Holdings, Ltd.	11,131,924	1,501,770
	Virtus Health, Ltd.	578,909	1,641,984
	Vita Group, Ltd.	374,497	398,014
#*	Vocus Group, Ltd.	3,878,951	10,175,300
	Webjet, Ltd.	897,139	9,276,014
#	Webster, Ltd.	78,767	83,877
	Western Areas, Ltd.	1,962,991	3,145,848
#*	Westgold Resources, Ltd.	1,759,661	1,574,705

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	WPP AUNZ, Ltd.	1,716,960	$766,925
	Xenith IP Group, Ltd.	9,607	12,971

TOTAL AUSTRALIA			898,259,034

CANADA — (0.0%)
*	Great Panther Mining, Ltd.	443,915	411,909

CHINA — (0.3%)
	APT Satellite Holdings, Ltd.	3,014,500	1,352,275
	China Everbright Greentech, Ltd.	145,000	115,274
	China Flavors & Fragrances Co., Ltd.	1,973,028	601,070
#	China Goldjoy Group, Ltd.	17,168,000	689,742
*	China Medical & HealthCare Group, Ltd.	41,156,800	934,926
	Nanfang Communication Holdings, Ltd.	720,000	436,643
*	Strong Petrochemical Holdings, Ltd.	648,000	39,149
	Xinghua Port Holdings, Ltd.	1,287,750	151,136

TOTAL CHINA			4,320,215

HONG KONG — (27.9%)
	Aeon Credit Service Asia Co., Ltd.	752,000	758,180
	Aeon Stores Hong Kong Co., Ltd.	248,000	134,025
#	Agritrade Resources, Ltd.	26,140,000	4,328,765
	Alco Holdings, Ltd.	1,100,000	110,680
	Allied Group, Ltd.	661,200	4,013,752
	Allied Properties HK, Ltd.	12,731,857	3,019,002
	Alltronics Holdings, Ltd.	2,500,600	344,249
#	APAC Resources, Ltd.	2,391,009	359,543
#*	Applied Development Holdings, Ltd.	14,125,000	683,554
	Arts Optical International Hldgs, Ltd.	730,000	174,050
	Asia Financial Holdings, Ltd.	2,404,908	1,396,307
*	Asia Investment Finance Group, Ltd.	15,652,000	143,533
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	773,845
	Asia Standard Hotel Group, Ltd.	32,411,654	1,610,762
#	Asia Standard International Group, Ltd.	13,222,917	2,729,598
#	Asiasec Properties, Ltd.	1,542,000	542,233
	Associated International Hotels, Ltd.	952,000	2,800,526
*	Auto Italia Holdings	1,900,000	17,929
	Automated Systems Holdings, Ltd.	404,400	52,647
*	BeijingWest Industries International, Ltd.	1,277,600	133,545
	Best Food Holding Co., Ltd.	996,000	163,554
*	Bison Finance Group, Ltd.	788,000	117,313
	BOCOM International Holdings Co., Ltd.	146,000	28,511
#	BOE Varitronix, Ltd.	3,234,293	1,045,329
*	Bonjour Holdings, Ltd.	14,578,600	382,888
	Bossini International Holdings, Ltd.	287,500	10,077
#	Bright Smart Securities & Commodities Group, Ltd.	6,830,000	1,709,564
*	Brightoil Petroleum Holdings, Ltd.	9,102,000	1,739,247
*	Brockman Mining, Ltd.	22,810,814	510,954
*	Burwill Holdings, Ltd.	36,586,960	741,173
	Cafe de Coral Holdings, Ltd.	3,082,000	7,848,804
#	Camsing International Holding, Ltd.	3,218,000	3,264,840
*	Cash Financial Services Group, Ltd.	1,836,000	16,620
	Century City International Holdings, Ltd.	6,871,460	605,233
#	CGN Mining Co., Ltd.	4,855,000	226,201
*	Champion Technology Holdings, Ltd.	2,797,743	85,398
	Chen Hsong Holdings	1,212,000	438,259
	Cheuk Nang Holdings, Ltd.	679,350	378,985
	Chevalier International Holdings, Ltd.	820,989	1,238,604

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Baoli Technologies Holdings, Ltd.	1,147,500	$31,190
*	China Best Group Holding, Ltd.	4,250,000	105,371
*	China Chuanglian Education Financial Group, Ltd.	2,272,000	16,738
	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	610,065
*	China Energy Development Holdings, Ltd.	56,266,000	984,296
*	China Fortune Financial Group, Ltd.	612,000	5,439
*	China LNG Group, Ltd.	2,298,001	363,530
*	China Ludao Technology Co., Ltd.	580,000	87,780
	China Motor Bus Co., Ltd.	60,600	819,301
	China New Higher Education Group, Ltd.	160,000	78,453
#*	China Shandong Hi-Speed Financial Group, Ltd.	9,144,000	331,855
*	China Soft Power Technology Holdings, Ltd.	7,988,829	62,279
*	China Solar Energy Holdings, Ltd.	1,669,500	7,178
	China Star Entertainment, Ltd.	9,500,000	703,247
#*	China Strategic Holdings, Ltd.	79,596,250	780,697
*	China Ting Group Holdings, Ltd.	2,565,151	106,333
*	China Tonghai International Financial, Ltd.	1,300,000	92,966
	Chinese Estates Holdings, Ltd.	3,152,000	3,667,872
*	Chinlink International Holdings, Ltd.	909,800	95,071
	Chinney Investments, Ltd.	1,180,000	425,593
	Chong Hing Bank, Ltd.	196,000	363,126
	Chow Sang Sang Holdings International, Ltd.	2,454,000	3,819,635
	CHTC Fong’s International Co., Ltd.	42,000	5,089
	Chuang’s China Investments, Ltd.	8,571,407	546,175
	Chuang’s Consortium International, Ltd.	7,399,043	1,678,930
	CITIC Telecom International Holdings, Ltd.	12,913,125	5,809,960
#	CK Life Sciences Intl Holdings, Inc.	23,450,000	1,332,342
*	CMIC Ocean En-Tech Holding Co., Ltd.	3,163,000	177,290
*	CMMB Vision Holdings, Ltd.	9,204,000	107,867
	CNQC International Holdings, Ltd.	4,480,000	941,745
	CNT Group, Ltd.	8,303,264	314,062
#*	Common Splendor International Health Industry Group, Ltd.	14,974,000	1,146,129
	Continental Holdings, Ltd.	450,000	5,739
#	Convenience Retail Asia, Ltd.	142,000	70,944
#*	Convoy Global Holdings, Ltd.	38,622,000	153,997
#*	Cosmopolitan International Holdings, Ltd.	4,076,000	763,446
#	Cowell e Holdings, Inc.	5,499,000	996,793
*	CP Lotus Corp.	11,880,000	132,250
	Crocodile Garments	2,196,000	212,715
	Cross-Harbour Holdings, Ltd. (The)	1,539,645	2,192,898
	CSI Properties, Ltd.	47,326,383	2,414,167
*	CST Group, Ltd.	140,296,000	482,729
	CW Group Holdings, Ltd.	1,361,500	15,020
	Dah Sing Banking Group, Ltd.	4,065,516	7,642,042
	Dah Sing Financial Holdings, Ltd.	1,713,344	9,000,459
	Dickson Concepts International, Ltd.	1,495,000	779,045
*	Digital Domain Holdings, Ltd.	33,130,000	608,435
*	Dingyi Group Investment, Ltd.	1,390,000	78,818
*	DTXS Silk Road Investment Holdings Co., Ltd.	42,000	19,538
	Dynamic Holdings, Ltd.	70,000	66,887
	Eagle Nice International Holdings, Ltd.	2,192,000	848,611
	EcoGreen International Group, Ltd.	1,994,640	437,868
*	eForce Holdings, Ltd.	8,360,000	175,790
	Emperor Capital Group, Ltd.	32,445,000	1,658,136
	Emperor Entertainment Hotel, Ltd.	5,040,000	1,052,750
#	Emperor International Holdings, Ltd.	10,008,753	3,099,549
	Emperor Watch & Jewellery, Ltd.	34,640,000	1,191,990
#	Enerchina Holdings, Ltd.	15,482,400	1,618,363
*	Energy International Investments Holdings, Ltd.	680,000	17,542

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings, Ltd.	16,656,000	$1,954,835
*	EPI Holdings, Ltd.	1,005,000	15,885
#*	Esprit Holdings, Ltd.	17,811,150	3,841,642
*	Eternity Investment, Ltd.	820,000	18,265
	Fairwood Holdings, Ltd.	871,100	3,069,326
	Far East Consortium International, Ltd.	10,816,130	5,238,887
*	Far East Holdings International, Ltd.	1,911,000	98,699
#*	FIH Mobile, Ltd.	28,627,000	3,179,386
	First Pacific Co., Ltd.	14,280,000	5,217,379
*	First Shanghai Investments, Ltd.	7,496,000	612,444
	Fountain SET Holdings, Ltd.	6,628,000	1,173,792
	Four Seas Mercantile Holdings, Ltd.	610,000	282,749
	Freeman Fintech Corp, Ltd.	18,264,000	887,315
	Future Bright Holdings, Ltd.	3,288,000	247,389
	Get Nice Financial Group, Ltd.	2,090,600	256,067
	Get Nice Holdings, Ltd.	56,380,000	2,083,782
	Giordano International, Ltd.	13,576,000	6,594,422
#*	Global Brands Group Holding, Ltd.	71,566,000	975,993
	Glorious Sun Enterprises, Ltd.	4,328,000	502,472
	Gold Peak Industries Holdings, Ltd.	3,029,642	308,030
	Golden Resources Development International, Ltd.	3,150,500	244,769
#*	Gold-Finance Holdings, Ltd.	9,580,000	290,627
#*	Good Resources Holdings, Ltd.	9,720,000	223,498
	Goodbaby International Holdings, Ltd.	6,505,000	1,890,639
*	GR Properties, Ltd.	2,204,000	353,670
	Great Eagle Holdings, Ltd.	736,248	3,754,720
#*	Great Harvest Maeta Group Holdings, Ltd.	130,000	29,316
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,745
*	Greenheart Group, Ltd.	1,069,400	80,509
*	Greentech Technology International, Ltd.	6,240,000	53,093
*	G-Resources Group, Ltd.	244,593,600	2,370,610
	Guangnan Holdings, Ltd.	2,363,600	304,409
#	Guotai Junan International Holdings, Ltd.	35,903,797	7,293,173
#	Haitong International Securities Group, Ltd.	20,886,400	8,242,188
	Hanison Construction Holdings, Ltd.	2,405,649	414,022
*	Hao Tian Development Group, Ltd.	19,412,400	543,395
	Harbour Centre Development, Ltd.	935,500	1,754,147
	HKBN, Ltd.	6,569,500	10,468,931
*	HKBridge Financial Holdings, Ltd.	103,000	10,488
#	HKR International, Ltd.	7,066,969	4,145,433
	Hon Kwok Land Investment Co., Ltd.	388,800	200,744
	Hong Kong Ferry Holdings Co., Ltd.	866,300	979,282
*	Hong Kong Finance Investment Holding Group, Ltd.	7,208,000	836,389
#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,892,000	1,106,189
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	104,908
#*	Hong Kong Television Network, Ltd.	4,801,751	1,805,757
	Hongkong & Shanghai Hotels, Ltd. (The)	3,635,345	5,233,104
	Hongkong Chinese, Ltd.	5,038,000	749,916
	Honma Golf, Ltd.	973,500	1,029,678
	Hop Hing Group Holdings, Ltd.	13,596,000	249,764
	Hopewell Holdings, Ltd.	3,604,500	17,734,786
#*	Hsin Chong Group Holdings, Ltd.	10,243,403	456,715
#	Huarong International Financial Holdings, Ltd.	732,000	71,956
	Hung Hing Printing Group, Ltd.	3,040,000	507,391
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,106,000	6,007,270
#*	I-CABLE Communications, Ltd.	4,080,000	54,085
	IGG, Inc.	12,149,000	16,871,890
*	Imagi International Holdings, Ltd.	2,590,300	684,445

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	International Housewares Retail Co., Ltd.	1,459,000	$384,989
	IPE Group, Ltd.	3,345,000	417,783
*	IRC, Ltd.	16,960,266	292,699
	IT, Ltd.	5,154,532	2,387,227
#	ITC Properties Group, Ltd.	6,476,100	1,643,063
#	Jacobson Pharma Corp., Ltd.	2,204,000	447,123
	Johnson Electric Holdings, Ltd.	2,746,492	6,368,530
	Kader Holdings Co., Ltd.	788,000	93,187
	Kam Hing International Holdings, Ltd.	1,830,000	144,699
	Karrie International Holdings, Ltd.	2,278,000	348,297
	Keck Seng Investments	912,600	650,944
	Kerry Logistics Network, Ltd.	3,322,500	6,015,707
	Kin Yat Holdings, Ltd.	242,000	45,944
	Kingmaker Footwear Holdings, Ltd.	2,248,955	481,461
	Kowloon Development Co., Ltd.	2,995,000	3,740,313
*	Kwan On Holdings, Ltd.	2,340,000	167,008
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,286
#	Lai Sun Development Co., Ltd.	2,010,008	3,390,136
	Lai Sun Garment International, Ltd.	677,602	1,016,273
	Lam Soon Hong Kong, Ltd.	302,310	587,931
*	Landing International Development, Ltd.	2,674,000	764,007
	Landsea Green Group Co., Ltd.	2,788,000	366,200
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,202,000	487,102
*	LEAP Holdings Group, Ltd.	5,160,000	105,459
*	Lerthai Group, Ltd.	40,000	37,175
	Li & Fung, Ltd.	5,594,000	1,007,737
	Lifestyle International Holdings, Ltd.	2,950,500	5,117,631
	Lippo China Resources, Ltd.	20,922,000	528,338
	Lippo, Ltd.	1,161,700	481,154
	Liu Chong Hing Investment, Ltd.	1,401,200	2,479,070
	L’Occitane International SA	2,071,750	3,841,348
#	Luk Fook Holdings International, Ltd.	3,863,000	13,017,337
	Luks Group Vietnam Holdings Co., Ltd.	514,913	124,759
	Lung Kee Bermuda Holdings	1,577,875	686,012
#	Macau Legend Development, Ltd.	18,092,000	3,065,067
	Magnificent Hotel Investment, Ltd.	13,170,000	313,523
*	Magnus Concordia Group, Ltd.	8,740,000	226,300
#	Man Wah Holdings, Ltd.	15,486,000	9,083,159
#*	Mason Group Holdings, Ltd.	90,933,399	1,621,660
*	Master Glory Group, Ltd.	394,860	905
*	Master Glory Group, Ltd.	19,064,760	55,788
	Matrix Holdings, Ltd.	1,067,414	462,192
*	Maxnerva Technology Services, Ltd.	982,000	104,877
#	Mega Expo Holdings, Ltd.	535,000	301,481
*	Mei Ah Entertainment Group, Ltd.	1,080,000	37,841
*	Meilleure Health International Industry Group, Ltd.	2,190,000	267,616
	Melbourne Enterprises, Ltd.	39,500	1,156,758
	Melco International Development, Ltd.	138,000	323,746
#	Microport Scientific Corp.	3,994,000	3,759,808
	Midland Holdings, Ltd.	3,801,897	795,346
	Million Hope Industries Hold	962,259	91,936
	Ming Fai International Holdings, Ltd.	2,148,000	305,163
#	Miramar Hotel & Investment	1,081,000	2,338,413
	Modern Dental Group, Ltd.	2,546,000	430,991
#*	Mongolian Mining Corp.	21,104,000	381,958
	NagaCorp., Ltd.	5,822,000	8,153,500
	Nameson Holdings, Ltd.	7,900,000	725,809
	Nanyang Holdings, Ltd.	133,500	1,042,144

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	National Electronics Hldgs	2,668,600	$407,904
*	National United Resources Holdings, Ltd.	18,280,000	61,943
*	Neo-Neon Holdings, Ltd.	2,625,500	217,453
*	New Century Group Hong Kong, Ltd.	13,351,464	224,929
*	NEW Concepts Holdings, Ltd.	1,012,000	191,284
*	New Sports Group, Ltd.	3,081,000	200,851
*	New Times Energy Corp., Ltd.	10,056,600	128,153
#*	NewOcean Energy Holdings, Ltd.	10,596,000	3,053,125
*	Newtree Group Holdings, Ltd.	9,054,000	622,754
*	Nimble Holdings Co., Ltd.	1,002,000	130,829
*	OCI International Holdings, Ltd.	56,000	10,611
#	OP Financial, Ltd.	8,140,000	2,188,162
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	429,820
	Oriental Watch Holdings	3,372,800	1,006,603
*	Pacific Andes International Holdings, Ltd.	19,435,067	67,837
#	Pacific Basin Shipping, Ltd.	33,384,000	7,202,404
	Pacific Textiles Holdings, Ltd.	8,124,000	7,307,903
	Pak Fah Yeow International, Ltd.	5,000	1,848
	Paliburg Holdings, Ltd.	3,180,830	1,318,783
*	Paradise Entertainment, Ltd.	3,652,000	540,000
	PC Partner Group, Ltd.	2,502,000	684,142
	Pegasus International Holdings, Ltd.	172,000	20,926
	Perfect Shape Medical, Ltd.	3,908,000	1,330,635
#	Pico Far East Holdings, Ltd.	5,886,000	2,388,867
	Playmates Holdings, Ltd.	7,082,000	1,001,794
	Playmates Toys, Ltd.	6,288,000	552,905
	Plover Bay Technologies, Ltd.	2,192,000	377,430
#	Pokfulam Development Co.	234,000	527,628
	Polytec Asset Holdings, Ltd.	13,298,026	1,730,115
*	PT International Development Co., Ltd.	3,553,150	271,486
	Public Financial Holdings, Ltd.	3,124,000	1,345,679
*	PYI Corp., Ltd.	30,759,973	537,747
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	7,480,000	206,854
#*	Realord Group Holdings, Ltd.	3,514,000	2,251,955
	Regal Hotels International Holdings, Ltd.	2,977,800	1,869,765
*	Regent Pacific Group, Ltd.	10,370,000	357,523
#	Regina Miracle International Holdings, Ltd.	2,217,000	1,590,412
#	Sa Sa International Holdings, Ltd.	14,969,522	5,119,073
	Safety Godown Co., Ltd.	400,000	703,008
	SAS Dragon Holdings, Ltd.	2,182,000	740,210
#	SEA Holdings, Ltd.	1,683,523	2,259,514
#	Shenwan Hongyuan HK, Ltd.	4,291,250	1,166,751
	Shun Ho Property Investments, Ltd.	1,254,757	455,619
#	Shun Tak Holdings, Ltd.	13,633,419	5,422,351
#*	Shunten International Holdings, Ltd.	9,804,000	619,327
*	Silver Base Group Holdings, Ltd.	6,728,515	265,298
*	Sincere Watch Hong Kong, Ltd.	4,450,000	39,702
	Sing Tao News Corp., Ltd.	1,974,000	249,150
	Singamas Container Holdings, Ltd.	12,548,000	2,061,304
	SIS International Holdings	34,000	17,248
	SITC International Holdings Co., Ltd.	4,366,000	4,485,475
#	Sitoy Group Holdings, Ltd.	2,487,000	558,357
	SmarTone Telecommunications Holdings, Ltd.	4,266,981	4,640,306
*	SOCAM Development, Ltd.	1,448,170	359,966
*	Solartech International Holdings, Ltd.	14,860,000	187,667
*	Solomon Systech International, Ltd.	11,998,000	382,280
	Soundwill Holdings, Ltd.	645,500	987,663
	Sounth China Financial Holding, Ltd.	268,000	23,652
*	South China Holdings Co., Ltd.	17,774,502	416,069

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	South Shore Holdings, Ltd.	156,750	$6,588
	Stella International Holdings, Ltd.	2,268,000	3,430,443
	Stelux Holdings International, Ltd.	1,081,400	34,494
*	Success Universe Group, Ltd.	6,716,000	217,951
#*	Summit Ascent Holdings, Ltd.	8,864,000	1,163,691
	Sun Hing Vision Group Holdings, Ltd.	358,000	132,053
	Sun Hung Kai & Co., Ltd.	5,148,429	2,579,636
	SUNeVision Holdings, Ltd.	1,115,000	951,658
*	Synergy Group Holdings International, Ltd.	652,000	69,849
	TAI Cheung Holdings, Ltd.	2,170,000	2,419,923
	Tai Sang Land Development, Ltd.	781,910	539,455
#	Tai United Holdings, Ltd.	670,000	35,340
*	Talent Property Group, Ltd.	14,355,000	117,887
#	Tan Chong International, Ltd.	1,176,000	360,703
#	Tao Heung Holdings, Ltd.	1,468,000	282,426
	Television Broadcasts, Ltd.	2,851,600	5,532,773
*	Termbray Industries International Holdings, Ltd.	1,928,900	95,747
	Tern Properties Co., Ltd.	33,200	17,383
	Texwinca Holdings, Ltd.	7,156,000	2,682,028
*	TFG International Group, Ltd.	1,376,000	41,266
*	Theme International Holdings, Ltd.	3,620,000	51,746
	Tian Teck Land, Ltd.	1,024,000	1,147,703
	TK Group Holdings, Ltd.	1,208,000	755,049
#*	TOM Group, Ltd.	1,146,000	225,159
#*	Town Health International Medical Group, Ltd.	5,764,157	506,662
	Tradelink Electronic Commerce, Ltd.	5,738,000	950,791
	Transport International Holdings, Ltd.	1,455,464	4,395,251
*	Trinity, Ltd.	8,046,000	415,436
	Tsui Wah Holdings, Ltd.	4,630,000	477,725
	Union Medical Healthcare, Ltd.	1,726,097	1,286,132
#	United Laboratories International Holdings, Ltd. (The)	6,898,000	4,081,058
*	Universal Technologies Holdings, Ltd.	7,410,000	230,144
*	Up Energy Development Group, Ltd.	3,929,000	12,112
*	Value Convergence Holdings, Ltd.	8,372,000	671,549
	Value Partners Group, Ltd.	8,223,000	6,407,415
	Vanke Property Overseas, Ltd.	49,000	31,262
	Vantage International Holdings, Ltd.	3,160,000	290,012
	Vedan International Holdings, Ltd.	3,576,000	346,379
	Victory City International Holdings, Ltd.	37,535,660	473,378
	Vitasoy International Holdings, Ltd.	3,115,000	15,086,420
#	VPower Group International Holdings, Ltd.	1,330,000	491,799
#	VSTECS Holdings, Ltd.	7,381,600	4,301,122
	VTech Holdings, Ltd.	1,289,400	13,204,887
	Wai Kee Holdings, Ltd.	7,468,738	5,389,413
*	Wan Kei Group Holdings, Ltd.	655,000	71,066
	Wang On Group, Ltd.	36,500,000	432,818
#*	We Solutions, Ltd.	8,436,000	532,179
	Win Hanverky Holdings, Ltd.	3,310,000	463,897
	Winfull Group Holdings, Ltd.	9,512,000	128,495
	Wing On Co. International, Ltd.	759,000	2,649,392
	Wing Tai Properties, Ltd.	2,165,331	1,627,927
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	208,566
	Wong’s International Holdings, Ltd.	108,641	48,258
	Yangtzekiang Garment, Ltd.	418,500	177,329
*	Yat Sing Holdings, Ltd.	1,385,000	31,200
	YGM Trading, Ltd.	447,000	401,234
	YT Realty Group, Ltd.	3,430,008	1,026,345
	YTO Express Holdings, Ltd.	144,000	68,975
	Yugang International, Ltd.	91,398,000	2,038,829

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Yunfeng Financial Group, Ltd.	280,000	$169,302

TOTAL HONG KONG			498,038,483

NEW ZEALAND — (6.7%)
	Abano Healthcare Group, Ltd.	49,184	130,671
	Air New Zealand, Ltd.	351,578	607,413
#	Arvida Group, Ltd.	513,989	455,288
*	CBL Corp., Ltd.	47,180	19,098
	Chorus, Ltd.	2,918,400	11,730,679
	Colonial Motor Co., Ltd. (The)	144,588	807,601
#	Comvita, Ltd.	25,647	72,140
	EBOS Group, Ltd.	427,767	6,409,612
	Freightways, Ltd.	983,165	5,533,529
	Genesis Energy, Ltd.	2,209,066	4,846,281
#	Gentrack Group, Ltd.	71,302	237,931
	Hallenstein Glasson Holdings, Ltd.	294,639	940,889
	Heartland Group Holdings, Ltd.	1,532,151	1,567,994
	Infratil, Ltd.	4,020,366	11,420,040
	Investore Property, Ltd.	174,811	191,731
#	Kathmandu Holdings, Ltd.	858,047	1,310,740
	Mainfreight, Ltd.	477,083	11,654,198
	Methven, Ltd.	96,877	108,035
	Metlifecare, Ltd.	947,577	3,221,807
#	Metro Performance Glass, Ltd.	76,447	22,961
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	786,564
	NEW Zealand King Salmon Investments, Ltd.	13,526	23,847
	New Zealand Refining Co., Ltd. (The)	776,279	1,112,127
	NZME, Ltd.	16,366	6,133
	NZME, Ltd.	945,851	372,457
#	NZX, Ltd.	1,144,316	779,487
	Oceania Healthcare, Ltd.	440,660	303,268
*	Pacific Edge, Ltd.	442,720	90,768
	PGG Wrightson, Ltd.	1,130,027	376,805
	Port of Tauranga, Ltd.	806,118	2,981,015
*	Pushpay Holdings, Ltd.	611,506	1,338,434
	Restaurant Brands New Zealand, Ltd.	827,416	4,931,903
*	Rubicon, Ltd.	1,442,620	189,712
	Sanford, Ltd.	394,979	1,899,366
#	Scales Corp., Ltd.	313,388	1,053,894
	Scott Technology, Ltd.	45,734	80,453
*	Serko, Ltd.	24,873	53,884
#	Skellerup Holdings, Ltd.	743,486	1,069,472
	SKY Network Television, Ltd.	378,345	332,665
	SKYCITY Entertainment Group, Ltd.	4,719,639	12,440,230
#	Steel & Tube Holdings, Ltd.	438,720	352,705
	Summerset Group Holdings, Ltd.	1,308,982	5,884,850
*	Synlait Milk, Ltd.	324,748	2,346,781
	Tourism Holdings, Ltd.	563,982	1,821,437
#*	TOWER, Ltd.	2,065,565	984,399
	Trade Me Group, Ltd.	2,239,106	9,789,492
#	Trustpower, Ltd.	235,886	1,062,438
#	Turners Automotive Group, Ltd.	17,908	27,692
	Vector, Ltd.	956,473	2,332,852
#	Vista Group International, Ltd.	180,192	599,067
#	Warehouse Group, Ltd. (The)	303,126	450,030
	Z Energy, Ltd.	568,154	2,423,828

TOTAL NEW ZEALAND			119,586,693

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (9.6%)
*	Abterra, Ltd.	230,320	$1,241
	Accordia Golf Trust	4,271,400	1,877,276
	AEM Holdings, Ltd.	1,805,200	1,540,912
	Amara Holdings, Ltd.	974,800	341,711
#	Ascendas India Trust	3,944,200	3,465,646
*	ASL Marine Holdings, Ltd.	148,950	5,741
	Avarga, Ltd.	3,076,900	557,606
*	Baker Technology, Ltd.	289,580	92,111
	Banyan Tree Holdings, Ltd.	1,193,800	502,699
#	Best World International, Ltd.	2,911,550	4,673,841
#	Bonvests Holdings, Ltd.	950,000	904,528
	Boustead Singapore, Ltd.	1,898,536	1,107,486
#	BreadTalk Group, Ltd.	2,058,300	1,307,244
#	Bukit Sembawang Estates, Ltd.	1,192,003	4,969,830
#*	Bund Center Investment, Ltd.	659,825	292,688
#	Centurion Corp., Ltd.	1,404,600	435,573
#	China Aviation Oil Singapore Corp., Ltd.	2,658,299	2,636,991
#	China Sunsine Chemical Holdings, Ltd.	1,897,200	1,587,903
#	Chip Eng Seng Corp., Ltd.	3,974,600	2,250,238
	Chuan Hup Holdings, Ltd.	3,800,000	1,023,938
#	CITIC Envirotech, Ltd.	1,980,800	702,641
	Civmec, Ltd.	162,700	47,160
#*	COSCO Shipping International Singapore Co., Ltd.	8,001,500	1,985,488
#*	Creative Technology, Ltd.	452,700	1,529,915
#	CSE Global, Ltd.	4,172,800	1,665,071
*	Del Monte Pacific, Ltd.	2,449,764	253,337
	Delfi, Ltd.	788,500	796,589
	Delong Holdings, Ltd.	148,300	629,657
	Duty Free International, Ltd.	720,700	105,945
*	Dyna-Mac Holdings, Ltd.	2,007,300	156,129
	Elec & Eltek International Co., Ltd.	163,500	237,314
	EnGro Corp., Ltd.	198,500	122,647
#*	Ezion Holdings, Ltd.	44,905,878	1,424,794
#*	Ezra Holdings, Ltd.	12,922,168	98,124
	Far East Orchard, Ltd.	1,168,203	1,087,358
	First Resources, Ltd.	5,081,700	6,153,527
	First Sponsor Group, Ltd.	484,728	468,899
	Food Empire Holdings, Ltd.	1,418,200	576,366
#	Fragrance Group, Ltd.	6,077,000	617,018
	Frencken Group, Ltd.	1,066,300	426,035
	Fu Yu Corp., Ltd.	2,653,800	391,793
*	Gallant Venture, Ltd.	4,992,500	475,272
#	Geo Energy Resources, Ltd.	3,932,300	517,085
	GK Goh Holdings, Ltd.	1,484,065	953,009
#	GL, Ltd.	3,457,800	2,016,276
	Golden Agri-Resources, Ltd.	29,809,400	6,163,007
#	Golden Energy & Resources, Ltd.	603,700	100,359
	GP Industries, Ltd.	2,540,709	1,106,221
#	GuocoLand, Ltd.	1,679,514	2,406,339
#	Halcyon Agri Corp., Ltd.	1,718,048	532,489
#	Hanwell Holdings, Ltd.	1,888,219	383,500
	Haw Par Corp., Ltd.	241,100	2,375,702
#	Health Management International, Ltd.	1,787,130	719,548
#	Hiap Hoe, Ltd.	498,000	316,094
#	Hi-P International, Ltd.	1,239,900	1,408,568
	Ho Bee Land, Ltd.	1,630,100	3,033,320
	Hong Fok Corp., Ltd.	3,489,094	2,383,477
*	Hong Leong Asia, Ltd.	1,866,400	814,053
#	Hong Leong Finance, Ltd.	632,000	1,268,170

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Hotel Grand Central, Ltd.	1,626,983	$1,645,977
	Hour Glass, Ltd. (The)	1,814,832	900,221
#	Hutchison Port Holdings Trust	14,817,100	3,490,286
#	Hwa Hong Corp., Ltd.	2,123,500	509,433
#*	Hyflux, Ltd.	3,707,700	92,692
	iFAST Corp., Ltd.	910,700	739,356
#	Indofood Agri Resources, Ltd.	3,609,300	546,622
	Isetan Singapore, Ltd.	119,000	272,201
#	Japfa, Ltd.	4,050,200	1,947,273
#	Keppel Infrastructure Trust	13,646,732	4,685,464
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,910,180
	Koh Brothers Group, Ltd.	1,432,000	238,656
#	KSH Holdings, Ltd.	1,278,300	477,244
#	Lian Beng Group, Ltd.	2,710,300	1,000,096
	Low Keng Huat Singapore, Ltd.	912,900	367,261
	Lum Chang Holdings, Ltd.	1,094,030	282,527
	Mandarin Oriental International, Ltd.	1,293,600	2,525,791
*	Marco Polo Marine, Ltd.	3,322,500	36,977
	Memtech International, Ltd.	214,100	152,091
	Metro Holdings, Ltd.	2,884,792	2,120,159
	Mewah International, Inc.	89,000	18,445
#*	Midas Holdings, Ltd.	9,643,353	256,160
#*	mm2 Asia, Ltd.	2,962,400	667,962
	Nera Telecommunications, Ltd.	1,143,400	257,461
	New Toyo International Holdings, Ltd.	1,288,900	209,905
#	NSL, Ltd.	409,900	338,440
#	OUE, Ltd.	2,192,100	2,751,647
#	Oxley Holdings, Ltd.	7,224,975	1,655,813
*	Pacc Offshore Services Holdings, Ltd.	1,132,900	146,536
	Pan-United Corp., Ltd.	2,435,750	449,639
#	Penguin International, Ltd.	446,032	127,075
	Perennial Real Estate Holdings, Ltd.	167,100	78,281
#	Q&M Dental Group Singapore, Ltd.	2,206,500	724,683
#	QAF, Ltd.	1,552,380	963,323
#*	Raffles Education Corp., Ltd.	5,429,723	328,640
	Raffles Medical Group, Ltd.	7,251,456	5,730,445
	RHT Health Trust	3,131,500	37,007
	Riverstone Holdings, Ltd.	1,289,400	1,037,486
#	Roxy-Pacific Holdings, Ltd.	505,740	147,382
	RSP Holdings Pte, Ltd.	1,690,132	7,483
	SBS Transit, Ltd.	902,200	2,657,161
#	Sembcorp Marine, Ltd.	1,008,100	1,198,212
#	Sheng Siong Group, Ltd.	5,350,000	4,109,522
	SHS Holdings, Ltd.	2,175,300	310,425
#	SIA Engineering Co., Ltd.	1,174,900	2,134,665
#	SIIC Environment Holdings, Ltd.	4,986,920	1,233,897
#	Sinarmas Land, Ltd.	6,897,100	1,224,796
#	Sing Holdings, Ltd.	1,623,100	468,055
#	Sing Investments & Finance, Ltd.	324,075	371,091
#	Singapore Post, Ltd.	11,080,000	8,186,405
	Singapore Press Holdings, Ltd.	770,200	1,372,403
	Singapore Reinsurance Corp., Ltd.	1,514,530	330,820
	Singapore Shipping Corp., Ltd.	1,640,700	351,122
	Singapura Finance, Ltd.	143,624	99,061
#*	Sino Grandness Food Industry Group, Ltd.	4,412,635	195,829
	Stamford Land Corp., Ltd.	3,297,700	1,216,610
#	StarHub, Ltd.	5,764,100	6,349,620
	Straco Corp., Ltd.	130,000	76,757
#	Sunningdale Tech, Ltd.	1,184,660	1,218,287

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	SunVic Chemical Holdings, Ltd.	526,945	$8,554
#*	Swiber Holdings, Ltd.	2,895,250	43,581
#*	Thomson Medical Group, Ltd.	4,294,500	244,371
#	Tuan Sing Holdings, Ltd.	5,018,266	1,502,732
#	UMS Holdings, Ltd.	3,967,175	2,133,329
#	United Engineers, Ltd.	3,318,328	6,173,919
	United Industrial Corp., Ltd.	93,169	199,537
#	United Overseas Insurance, Ltd.	181,850	969,338
	UOB-Kay Hian Holdings, Ltd.	2,086,021	1,896,331
#	Valuetronics Holdings, Ltd.	3,369,750	1,698,227
*	Vibrant Group, Ltd.	2,058,620	204,029
#	Vicom, Ltd.	119,500	576,623
	Wee Hur Holdings, Ltd.	2,769,000	434,420
	Wing Tai Holdings, Ltd.	4,029,267	6,042,227
	Yeo Hiap Seng, Ltd.	223,731	158,687
*	Yongnam Holdings, Ltd.	2,817,300	324,736
	Zhongmin Baihui Retail Group, Ltd.	26,900	12,554

TOTAL SINGAPORE			171,625,752

TOTAL COMMON STOCKS			1,692,242,086

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Amaysim Australia, Ltd. Right 03/25/19	536,086	0
*	Panoramic Resources, Ltd. Right 04/09/19	215,551	2,449

TOTAL AUSTRALIA			2,449

BERMUDA — (0.0%)
*	Apac Resources, Ltd. Right 04/15/19	1,195,505	12,184
*	Victory City Right 04/10/19	18,767,830	23,908

TOTAL BERMUDA			36,092

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	Keppel Infrastructure Trust Right 04/04/19	1,610,314	28,517

TOTAL SINGAPORE			28,517

TOTAL RIGHTS/WARRANTS			67,058

TOTAL INVESTMENT SECURITIES			1,692,309,144

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	DFA Short Term Investment Fund	7,999,119	92,557,804

TOTAL INVESTMENTS — (100.0%) (Cost $1,768,995,661)^^			$1,784,866,948

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of March 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$898,259,034	—	$898,259,034
Canada	$411,909	—	—	411,909
China	—	4,320,215	—	4,320,215
Hong Kong	292,971	497,745,512	—	498,038,483
New Zealand	—	119,586,693	—	119,586,693
Singapore	284,755	171,340,997	—	171,625,752
Rights/Warrants
Australia	—	2,449	—	2,449
Bermuda	—	36,092	—	36,092
Singapore	—	28,517	—	28,517
Securities Lending Collateral	—	92,557,804	—	92,557,804

TOTAL	$989,635	$1,783,877,313	—	$1,784,866,948

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.3%)
	4imprint Group P.L.C.	119,205	$3,828,694
	Ascential P.L.C.	568,605	2,641,281
	Auto Trader Group P.L.C.	4,956,679	33,712,304
	Bloomsbury Publishing P.L.C.	140,804	418,381
	Centaur Media P.L.C.	537,905	388,990
	Cineworld Group P.L.C.	6,094,150	23,239,999
	Daily Mail & General Trust P.L.C., Class A	1,749,987	14,718,219
	Entertainment One, Ltd.	2,474,651	14,414,053
	Euromoney Institutional Investor P.L.C.	300,514	4,925,270
#*	Frontier Developments PLC	3,416	43,330
	Future P.L.C.	58,536	575,426
	Gamma Communications P.L.C.	6,081	77,620
	Huntsworth P.L.C.	1,021,582	1,145,166
	Inmarsat P.L.C.	2,400,987	17,373,189
	ITE Group P.L.C.	4,437,356	4,049,920
	KCOM Group P.L.C.	3,365,144	3,080,981
	Kin & Carta P.L.C.	972,688	1,167,042
	Reach P.L.C.	1,819,647	1,472,340
	Rightmove P.L.C.	1,959,819	13,031,414
	STV Group P.L.C.	4,868	23,722
#	TalkTalk Telecom Group P.L.C.	3,660,643	5,264,561
	Tarsus Group P.L.C.	244,568	983,929

TOTAL COMMUNICATION SERVICES			146,575,831

CONSUMER DISCRETIONARY — (21.4%)
	888 Holdings P.L.C.	1,602,285	3,257,990
	AA P.L.C.	3,787,469	4,491,939
*	ASOS P.L.C.	13,101	547,086
	B&M European Value Retail SA	5,334,358	25,984,993
	BCA Marketplace P.L.C.	1,614,038	4,155,206
	Bellway P.L.C.	860,052	34,120,260
*	Boohoo Group P.L.C.	2,298,462	5,661,797
	Bovis Homes Group P.L.C.	1,262,993	17,507,655
	Card Factory P.L.C.	1,943,296	4,571,688
*	Carpetright P.L.C.	406,341	72,998
	Connect Group P.L.C.	1,268,381	627,885
	Countryside Properties P.L.C.	2,463,820	10,429,171
	Crest Nicholson Holdings P.L.C.	1,278,571	6,165,507
#	Debenhams P.L.C.	6,862,458	241,281
	DFS Furniture P.L.C.	1,050,952	3,432,964
	Dignity P.L.C.	333,551	2,974,173
	Dixons Carphone P.L.C.	5,637,146	10,782,790
	Domino’s Pizza Group P.L.C.	3,552,860	11,212,200
	Dunelm Group P.L.C.	713,609	8,086,594
*	EI Group P.L.C.	3,877,460	10,765,079
*	Findel P.L.C.	246,067	506,423
	Fuller Smith & Turner P.L.C., Class A, Class A	140,561	2,151,524
*	GAME Digital P.L.C.	15,397	5,292
	Games Workshop Group P.L.C.	223,955	9,179,919
	Gocompare.Com Group P.L.C.	1,864,523	1,870,997
	Greene King P.L.C.	2,728,082	23,650,202
	Greggs P.L.C.	734,900	17,608,134
	GVC Holdings P.L.C.	464,903	3,389,422
	Gym Group P.L.C. (The)	714,933	2,023,085

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Halfords Group P.L.C.	1,391,797	$4,210,043
	Headlam Group P.L.C.	476,333	2,766,546
	Henry Boot P.L.C.	475,169	1,578,404
	Hollywood Bowl Group P.L.C.	163,205	446,455
	Hostelworld Group P.L.C.	226,453	545,761
	Inchcape P.L.C.	2,855,866	21,249,741
	J D Wetherspoon P.L.C.	522,819	8,921,366
	JD Sports Fashion P.L.C.	2,356,658	15,440,891
	John Menzies P.L.C.	521,886	3,319,770
*	JPJ Group P.L.C.	396,416	3,616,446
	Lookers P.L.C.	1,979,487	2,605,395
	Marston’s P.L.C.	4,542,785	6,079,672
	McCarthy & Stone P.L.C.	2,311,974	3,862,917
	Merlin Entertainments P.L.C.	4,442,166	19,885,240
	Millennium & Copthorne Hotels P.L.C.	1,670,579	9,916,831
*	Mitchells & Butlers P.L.C.	1,629,024	5,745,328
	MJ Gleeson P.L.C.	201,540	2,113,295
	Moneysupermarket.com Group P.L.C.	3,912,801	18,970,188
*	Mothercare P.L.C.	1,543,280	451,695
	Motorpoint group P.L.C.	44,038	103,157
#	N Brown Group P.L.C.	1,128,966	1,449,240
*	Ocado Group P.L.C.	1,142,870	20,405,309
#	On the Beach Group P.L.C.	763,275	4,362,155
#	Pendragon P.L.C.	7,772,229	2,827,792
	Pets at Home Group P.L.C.	2,504,050	5,171,790
	Photo-Me International P.L.C.	1,513,993	1,573,497
	Playtech P.L.C.	1,469,175	8,325,882
	Rank Group P.L.C.	874,026	1,791,782
	Redrow P.L.C.	1,848,121	14,481,449
	Restaurant Group P.L.C. (The)	3,143,360	4,832,450
	Revolution Bars Group P.L.C.	17,764	17,357
*	Sportech P.L.C.	408,363	199,780
*	Sports Direct International P.L.C.	1,377,959	5,248,714
	SSP Group P.L.C.	3,070,071	27,703,853
	Superdry P.L.C.	287,961	2,056,317
	Ted Baker P.L.C.	196,229	3,991,464
	Telford Homes P.L.C.	96,497	355,679
*	Thomas Cook Group P.L.C.	8,571,929	2,787,554
	Topps Tiles P.L.C.	925,429	916,577
	Vitec Group P.L.C. (The)	188,614	2,801,445
	WH Smith P.L.C.	718,011	19,863,722
	William Hill P.L.C.	5,449,085	11,401,891

TOTAL CONSUMER DISCRETIONARY			499,869,094

CONSUMER STAPLES — (5.6%)
	A.G. Barr P.L.C.	735,919	7,738,585
	Anglo-Eastern Plantations P.L.C.	107,628	719,309
	Britvic P.L.C.	1,760,993	21,855,083
	Carr’s Group P.L.C.	349,511	591,182
	Cranswick P.L.C.	341,549	12,127,499
	Dairy Crest Group P.L.C.	1,118,261	9,057,105
	Devro P.L.C.	1,046,935	2,685,105
	Fevertree Drinks P.L.C.	339,461	13,360,851
	Greencore Group P.L.C.	5,551,092	14,610,956
	Hilton Food Group P.L.C.	211,637	2,622,504
#	Majestic Wine P.L.C.	100,433	291,502
	McBride P.L.C.	1,141,195	1,488,232
	McColl’s Retail Group P.L.C.	60,390	57,100
*	Premier Foods P.L.C.	4,896,591	2,324,679

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	PZ Cussons P.L.C.	1,708,220	$4,367,853
*	REA Holdings P.L.C.	50,639	132,888
	Stock Spirits Group P.L.C.	1,064,915	3,182,273
	Tate & Lyle P.L.C.	3,470,820	32,828,231

TOTAL CONSUMER STAPLES			130,040,937

ENERGY — (4.4%)
*	Amerisur Resources P.L.C.	834,498	151,295
	Anglo Pacific Group P.L.C.	831,988	1,822,668
*	Cairn Energy P.L.C.	4,861,884	10,246,745
#	Diversified Gas & Oil P.L.C.	185,255	313,340
*	EnQuest P.L.C.	11,246,628	2,787,663
*	Genel Energy P.L.C.	401,411	1,050,561
*	Gulf Keystone Petroleum, Ltd.	1,353,953	4,478,061
*	Gulf Marine Services P.L.C.	125,859	23,708
	Hunting P.L.C.	1,246,189	9,646,975
#*	Hurricane Energy P.L.C.	1,136,879	683,782
	John Wood Group P.L.C.	2,893,049	19,123,138
*	Lamprell P.L.C.	1,219,262	937,225
*	Nostrum Oil & Gas P.L.C.	184,064	221,909
*	Ophir Energy P.L.C.	4,489,030	3,327,594
#*	Pantheon Resources P.L.C.	379,233	141,111
	Petrofac, Ltd.	1,736,856	11,071,839
#*	Premier Oil P.L.C.	5,111,162	6,247,937
*	Rockhopper Exploration P.L.C.	95,701	28,465
*	Savannah Petroleum P.L.C.	28,000	9,155
	Soco International P.L.C.	1,265,317	1,133,232
*	Tullow Oil P.L.C.	9,530,902	29,863,639

TOTAL ENERGY			103,310,042

FINANCIALS — (14.4%)
#	Arrow Global Group P.L.C.	1,055,590	2,995,833
	Ashmore Group P.L.C.	2,500,969	13,922,661
	Bank of Georgia Group P.L.C.	258,579	5,572,224
	Beazley P.L.C.	3,215,407	21,577,158
	Brewin Dolphin Holdings P.L.C.	1,971,669	8,063,370
	Burford Capital, Ltd.	143,173	3,145,705
	Charles Stanley Group P.L.C.	122,025	449,485
	Charles Taylor P.L.C.	206,958	525,480
	Chesnara P.L.C.	720,194	3,543,954
	City of London Investment Group P.L.C.	5,500	28,385
	Close Brothers Group P.L.C.	1,032,305	19,573,151
	CMC Markets P.L.C.	688,906	744,779
	CME Group, Inc.	1	120
	CYBG P.L.C.	6,092,424	15,760,511
*	Georgia Capital P.L.C.	205,450	2,918,652
	Hansard Global P.L.C.	16,468	8,466
	Hastings Group Holdings P.L.C.	1,907,316	5,385,324
	Hiscox, Ltd.	1,015,805	20,644,102
	IG Group Holdings P.L.C.	2,463,141	16,691,615
	Intermediate Capital Group P.L.C.	1,977,507	27,467,946
	International Personal Finance P.L.C.	1,344,149	3,405,766
*	IP Group P.L.C.	3,006,070	3,446,685
	Jardine Lloyd Thompson Group P.L.C.	809,362	20,174,052
	Jupiter Fund Management P.L.C.	2,567,369	12,101,598
	Just Group P.L.C.	3,935,188	3,140,000
	Lancashire Holdings, Ltd.	1,449,448	12,344,452
	Liontrust Asset Management P.L.C.	1,513	11,896

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Man Group P.L.C.	10,998,653	$19,483,450
#*	Metro Bank P.L.C.	97,643	965,344
	Non-Standard Finance P.L.C.	215,168	153,690
	Numis Corp. P.L.C.	89,854	291,484
	OneSavings Bank P.L.C.	1,346,137	6,729,915
	Paragon Banking Group P.L.C.	1,986,747	11,277,635
	Phoenix Group Holdings P.L.C.	2,519,211	22,252,079
*	Provident Financial P.L.C.	1,085,414	7,245,958
	Quilter P.L.C.	6,845,542	13,085,021
	Rathbone Brothers P.L.C.	318,176	9,226,987
	River & Mercantile Group P.L.C.	10,512	30,764
	S&U P.L.C.	20,717	492,256
	Saga P.L.C.	6,657,190	9,645,609
	TP ICAP P.L.C.	3,361,467	12,883,067
*	Waterloo Investment Holdings, Ltd.	4,000	4

TOTAL FINANCIALS			337,406,633

HEALTH CARE — (3.4%)
	Alliance Pharma P.L.C.	754,899	687,594
*	BTG P.L.C.	2,027,017	22,032,698
	CareTech Holdings P.L.C.	206,325	901,366
#*	Circassia Pharmaceuticals P.L.C.	516,889	189,078
	Consort Medical P.L.C.	292,501	3,346,335
	ConvaTec Group P.L.C.	5,452,293	10,060,400
	CVS Group P.L.C.	97,602	764,567
	EMIS Group P.L.C.	130,672	1,787,908
	Genus P.L.C.	145,358	4,202,155
	Hikma Pharmaceuticals P.L.C.	512,671	11,973,068
*	Indivior P.L.C.	4,141,064	5,183,913
	Integrated Diagnostics Holdings P.L.C.	330,094	1,521,395
#	Mediclinic International P.L.C.	1,463,070	5,813,976
	Spire Healthcare Group P.L.C.	1,372,180	2,317,944
	UDG Healthcare P.L.C.	811,933	5,988,638
*	Vectura Group P.L.C.	4,014,799	3,734,567

TOTAL HEALTH CARE.			80,505,602

INDUSTRIALS — (26.1%)
	Aggreko P.L.C.	1,607,013	16,493,569
	Air Partner P.L.C.	253,425	247,588
	Avon Rubber P.L.C.	193,429	3,274,832
	Babcock International Group P.L.C.	2,821,092	18,151,133
	Balfour Beatty P.L.C.	4,399,129	15,032,231
	BBA Aviation P.L.C.	7,186,917	23,324,035
	Biffa P.L.C.	798,623	2,305,573
	Bodycote P.L.C.	1,383,148	14,843,339
	Braemar Shipping Services P.L.C.	144,282	310,165
	Chemring Group P.L.C.	1,734,909	3,131,637
	Clarkson P.L.C.	161,542	5,001,415
#	Clipper Logistics P.L.C.	160,869	557,967
*	Cobham P.L.C.	16,383,540	23,564,153
	Costain Group P.L.C.	719,416	3,139,007
	Dart Group P.L.C.	229,394	2,372,321
	De La Rue P.L.C.	715,908	3,592,722
#*	Dialight P.L.C.	105,397	618,561
	Diploma P.L.C.	750,686	14,273,104
*	Firstgroup P.L.C.	7,950,674	9,418,400
	G4S P.L.C.	8,530,002	20,411,916
	Galliford Try P.L.C.	755,660	6,567,327

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Go-Ahead Group P.L.C. (The)	329,220	$8,411,917
	Goodwin P.L.C.	383	13,478
	Grafton Group P.L.C.	1,587,738	16,753,067
	Hays P.L.C.	9,878,691	19,329,018
	HomeServe P.L.C.	1,967,670	26,286,078
	Howden Joinery Group P.L.C.	4,476,142	28,317,668
	IMI P.L.C.	1,817,981	22,703,987
*	Interserve P.L.C.	505,393	39,495
	IWG P.L.C.	4,074,558	13,238,843
	James Fisher & Sons P.L.C.	300,584	7,721,678
	John Laing Group P.L.C.	2,093,052	10,391,178
	Keller Group P.L.C.	477,111	3,834,302
	Kier Group P.L.C.	929,137	4,401,130
	Mears Group P.L.C.	763,170	2,532,769
	Meggitt P.L.C.	4,170,971	27,342,914
	Mitie Group P.L.C.	2,297,059	4,445,282
	Morgan Advanced Materials P.L.C.	1,779,476	5,629,090
	Morgan Sindall Group P.L.C.	221,495	3,614,801
	National Express Group P.L.C.	2,844,409	15,042,417
	Norcros P.L.C.	116,690	291,113
	Northgate P.L.C.	2,144,364	10,445,521
	Pagegroup P.L.C.	2,344,376	14,362,106
	PayPoint P.L.C.	384,909	4,296,411
	Polypipe Group P.L.C.	1,451,990	7,621,141
	Porvair P.L.C.	15,572	111,566
	QinetiQ Group P.L.C.	3,901,654	15,321,669
	Redde P.L.C.	210,332	326,200
	Renewi P.L.C.	4,168,554	1,277,913
#*	Renold P.L.C.	193,435	67,689
	Ricardo P.L.C.	298,679	2,507,239
	Robert Walters P.L.C.	386,365	3,028,105
	Rotork P.L.C.	5,721,728	21,097,885
	Royal Mail P.L.C.	2,262,865	7,031,385
	RPS Group P.L.C.	1,379,834	3,362,529
	Senior P.L.C.	3,210,727	9,130,263
	Severfield P.L.C.	1,090,941	977,312
	SIG P.L.C.	4,528,627	8,382,045
	Speedy Hire P.L.C.	2,867,757	2,025,051
	Spirax-Sarco Engineering P.L.C.	70,214	6,580,321
	Staffline Group P.L.C.	2,683	30,393
	Stagecoach Group P.L.C.	3,009,333	6,022,730
	SThree P.L.C.	656,206	2,299,428
	Stobart Group, Ltd.	1,732,886	3,437,101
	T Clarke P.L.C.	147,457	231,017
	Travis Perkins P.L.C.	1,631,098	29,140,955
	Trifast P.L.C.	508,503	1,261,224
	Tyman P.L.C.	794,254	2,502,524
#	Ultra Electronics Holdings P.L.C.	633,752	13,181,307
	Vesuvius P.L.C.	1,658,142	12,823,037
*	Volex P.L.C.	307,047	366,199
	Volution Group P.L.C.	338,389	747,577
	Vp P.L.C.	159,998	2,188,127
	Weir Group P.L.C. (The)	153,897	3,127,956
	Wilmington P.L.C.	334,384	925,488
	Wincanton P.L.C.	713,542	2,201,877
#*	Wizz Air Holdings P.L.C.	58,373	2,290,527
	XP Power, Ltd.	90,358	2,944,399

TOTAL INDUSTRIALS			610,645,437

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (5.5%)
	AVEVA Group P.L.C.	348,997	$14,675,400
	Computacenter P.L.C.	527,576	7,603,247
	DiscoverIE Group P.L.C.	418,384	2,146,857
	Electrocomponents P.L.C.	3,231,445	23,665,575
	Equiniti Group P.L.C.	2,257,523	6,120,449
#	FDM Group Holdings P.L.C.	287,921	3,370,602
	iomart Group P.L.C.	42,266	192,162
#*	IQE P.L.C.	333,707	321,123
	Kainos Group P.L.C.	195,272	1,405,323
	NCC Group P.L.C.	1,395,242	2,544,393
	Oxford Instruments P.L.C.	337,401	4,294,624
	Renishaw P.L.C.	245,003	11,842,837
	RM P.L.C.	336,909	1,054,171
	SDL P.L.C.	459,363	3,231,987
	Smart Metering Systems P.L.C.	191,601	1,361,386
	Softcat P.L.C.	758,809	8,214,609
	Spectris P.L.C.	775,280	25,370,299
	Spirent Communications P.L.C.	3,908,618	7,321,476
#	Strix Group P.L.C.	150,422	309,892
#*	Telit Communications P.L.C.	82,391	172,384
	TT Electronics P.L.C.	946,283	2,678,616
	Xaar P.L.C.	155,393	214,319

TOTAL INFORMATION TECHNOLOGY			128,111,731

MATERIALS — (6.6%)
*	Acacia Mining P.L.C.	730,594	1,873,032
*	Carclo P.L.C.	205,594	87,337
	Castings P.L.C.	159,566	741,638
	Centamin P.L.C.	8,423,834	9,767,221
	Central Asia Metals P.L.C.	268,211	827,459
	Elementis P.L.C.	4,004,056	8,478,710
	Essentra P.L.C.	1,155,715	6,216,085
	Evraz P.L.C.	438,935	3,551,220
	Ferrexpo P.L.C.	2,362,974	7,626,831
	Forterra P.L.C.	1,156,261	4,439,424
*	Gem Diamonds, Ltd.	679,902	809,494
	Highland Gold Mining, Ltd.	1,101,510	2,625,508
	Hill & Smith Holdings P.L.C.	514,928	8,338,401
	Hochschild Mining P.L.C.	1,384,471	3,723,257
	Ibstock P.L.C.	2,661,999	8,318,792
	KAZ Minerals P.L.C.	1,645,339	14,005,448
*	Lonmin P.L.C.	1,584,135	1,501,524
#	Low & Bonar P.L.C.	2,377,348	526,864
	Marshalls P.L.C.	1,413,639	11,389,524
#*	Petra Diamonds, Ltd.	5,639,982	1,409,063
*	Petropavlovsk P.L.C.	740,190	80,298
	Rhi Magnesita NV	31,290	1,843,702
	RPC Group P.L.C.	2,589,442	26,656,843
	Scapa Group P.L.C.	146,041	540,747
#*	Sirius Minerals P.L.C.	1,194,227	312,640
	Synthomer P.L.C.	1,832,121	9,060,538
	Victrex P.L.C.	625,988	17,633,062
	Zotefoams P.L.C.	90,496	723,056

TOTAL MATERIALS			153,107,718

REAL ESTATE — (3.0%)
	Capital & Counties Properties P.L.C.	4,730,124	14,832,864
	CLS Holdings P.L.C.	500,888	1,601,493

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
REAL ESTATE — (Continued)
* Countrywide P.L.C.	1,699,141	$167,702
Daejan Holdings P.L.C.	46,094	3,518,360
Foxtons Group P.L.C.	1,145,927	950,197
Grainger P.L.C.	4,344,203	13,390,411
Harworth Group P.L.C.	30,680	51,957
Helical P.L.C.	670,135	2,885,906
LSL Property Services P.L.C.	404,839	1,424,257
* Raven Property Group, Ltd.	1,003,570	543,559
Savills P.L.C.	1,028,033	12,120,181
St. Modwen Properties P.L.C.	2,832,022	14,652,139
U & I Group P.L.C.	851,229	2,077,583
Urban & Civic P.L.C.	362,930	1,291,518
# Watkin Jones P.L.C.	229,253	656,762

TOTAL REAL ESTATE		70,164,889

UTILITIES — (2.1%)
Drax Group P.L.C.	2,899,857	14,298,629
Pennon Group P.L.C.	2,868,302	27,790,215
Telecom Plus P.L.C.	390,381	7,748,968

TOTAL UTILITIES		49,837,812

TOTAL COMMON STOCKS		2,309,575,726

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ DFA Short Term Investment Fund	2,338,018	27,053,208

TOTAL INVESTMENTS — (100.0%)
(Cost $2,239,990,736)^^		$2,336,628,934

Summary of the Series’ investments as of March 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$146,575,831	—	$146,575,831
Consumer Discretionary	—	499,869,094	—	499,869,094
Consumer Staples	—	130,040,937	—	130,040,937
Energy	—	103,310,042	—	103,310,042
Financials	—	337,406,633	—	337,406,633
Health Care	—	80,505,602	—	80,505,602
Industrials	—	610,645,437	—	610,645,437
Information Technology	—	128,111,731	—	128,111,731
Materials	—	153,107,718	—	153,107,718
Real Estate	—	70,164,889	—	70,164,889
Utilities	—	49,837,812	—	49,837,812
Securities Lending Collateral	—	27,053,208	—	27,053,208

TOTAL	—	$2,336,628,934	—	$2,336,628,934

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.1%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	81,371	$1,633,612
#	ANDRITZ AG	510,397	21,890,721
	Atrium European Real Estate, Ltd.	954,875	3,569,303
	Austria Technologie & Systemtechnik AG	171,443	2,948,382
	CA Immobilien Anlagen AG	487,911	17,632,632
	DO & CO AG	51,276	4,219,059
	EVN AG	227,053	3,307,683
#	FACC AG	168,506	2,450,551
	Flughafen Wien AG	28,674	1,241,822
#	IMMOFINANZ AG	662,713	16,462,590
	Josef Manner & Co. AG	870	80,611
	Kapsch TrafficCom AG	35,686	1,206,544
#	Lenzing AG	91,227	9,790,578
	Mayr Melnhof Karton AG	55,473	6,957,581
	Oberbank AG	40,763	4,307,406
	Oesterreichische Post AG	237,874	10,066,498
#	Palfinger AG	95,159	2,669,790
#	POLYTEC Holding AG	105,679	1,004,737
#	Porr AG	75,463	1,687,399
	Rosenbauer International AG	19,948	884,078
	S IMMO AG	360,964	7,384,119
	Schoeller-Bleckmann Oilfield Equipment AG	75,301	6,253,969
#*	Semperit AG Holding	69,672	1,016,501
	Strabag SE	109,551	3,504,371
	Telekom Austria AG	1,070,077	7,784,099
	UBM Development AG	16,191	657,536
	UNIQA Insurance Group AG	943,729	9,404,661
	Vienna Insurance Group AG Wiener Versicherung Gruppe	266,449	6,845,433
#	Voestalpine AG	128,905	3,918,493
	Wienerberger AG	617,965	13,125,458
#*	Zumtobel Group AG	182,287	1,227,714

TOTAL AUSTRIA			175,133,931

BELGIUM — (4.0%)
	Ackermans & van Haaren NV	173,267	26,144,109
*	AGFA-Gevaert NV	1,361,710	5,669,665
#*	Argenx SE	192,868	23,975,912
	Atenor	16,422	1,179,369
	Banque Nationale de Belgique	87	236,139
	Barco NV	74,142	11,367,483
#	Bekaert SA	240,621	5,654,938
#*	Biocartis NV	228,015	2,918,102
#	bpost SA	503,661	5,433,995
#*	Celyad SA	42,190	888,424
	Cie d’Entreprises CFE	47,906	4,456,843
	Cie Immobiliere de Belgique SA	16,878	1,068,266
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	510,582
	Deceuninck NV	435,935	1,029,529
	D’ieteren SA	190,137	7,531,857
#	Econocom Group SA	727,792	2,966,323
	Elia System Operator SA	190,428	13,353,034
#	Euronav NV	1,268,588	10,321,865
	EVS Broadcast Equipment SA	47,132	1,065,374
*	Exmar NV	134,980	852,616
	Fagron	281,432	5,058,015

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	93,123	$10,853,472
*	Galapagos NV	220,186	25,890,916
	Gimv NV	90,161	5,058,024
#*	Ion Beam Applications	126,538	2,140,427
	Jensen-Group NV	20,645	799,761
	Kinepolis Group NV	98,670	5,580,169
	Lotus Bakeries	1,718	4,564,696
#*	MDxHealth	239,516	418,430
#	Melexis NV	106,575	6,456,253
#*	Nyrstar NV	84,985	33,574
#	Ontex Group NV	482,242	10,853,947
	Orange Belgium SA	162,537	3,502,377
*	Oxurion NV	66,163	277,583
	Picanol	28,690	2,189,911
	Recticel SA	270,323	2,029,339
	Resilux	5,788	936,449
	Roularta Media Group NV	19,318	305,633
	Sioen Industries NV	52,895	1,524,305
#	Sipef NV	35,425	1,982,750
	Telenet Group Holding NV	104,065	5,004,473
	TER Beke SA	3,565	542,396
*	Tessenderlo Group SA	213,754	7,215,571
	Van de Velde NV	37,721	1,327,588
*	Viohalco SA	583,796	2,173,325

TOTAL BELGIUM			233,343,809

DENMARK — (5.0%)
#*	ALK-Abello A.S.	42,307	7,006,499
	Alm Brand A.S.	563,835	4,865,750
#	Ambu A.S., Class B	821,371	21,792,424
	Arkil Holding A.S., Class B	92	14,670
*	Bang & Olufsen A.S.	256,627	2,313,198
	BankNordik P/F	10,800	178,666
#*	Bavarian Nordic A.S.	185,816	3,883,978
	Brodrene Hartmann A.S.	16,148	704,414
#	Columbus A.S.	430,058	787,806
#*	D/S Norden A.S.	216,070	2,940,125
	DFDS A.S.	306,367	12,683,531
	Djurslands Bank A.S.	8,970	335,527
#	FLSmidth & Co. A.S.	296,273	12,811,534
	Fluegger Group A.S.	4,198	174,006
	GN Store Nord A.S.	563,103	26,151,877
	GronlandsBANKEN A.S.	1,125	89,217
#*	H+H International A.S., Class B	104,049	1,538,908
	Harboes Bryggeri A.S., Class B	17,239	206,146
#	IC Group A.S.	43,760	259,539
	ISS A.S.	612,951	18,668,462
#	Jeudan A.S.	7,494	1,081,566
#	Jyske Bank A.S.	491,188	18,993,537
	Lan & Spar Bank	4,981	348,577
	Matas A.S.	109,201	1,080,277
*	Nilfisk Holding A.S.	198,988	7,868,430
#*	NKT A.S.	206,194	3,656,253
	NNIT A.S.	71,616	1,849,172
	Pandora A.S.	12,435	582,662
	Parken Sport & Entertainment A.S.	36,911	568,404
	Per Aarsleff Holding A.S.	137,465	4,557,349
#	Ringkjoebing Landbobank A.S.	174,873	10,752,347
#	Roblon A.S., Class B	973	31,282

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class A	527	$109,811
	Rockwool International A.S., Class B	50,812	11,916,058
	Royal Unibrew A.S.	364,385	26,910,075
	RTX A.S.	54,095	1,284,403
	Scandinavian Tobacco Group A.S., Class A	272,402	3,398,332
	Schouw & Co., A.S.	86,154	6,409,031
	SimCorp A.S.	277,672	26,827,439
	Solar A.S., Class B	37,386	1,595,794
	Spar Nord Bank A.S.	590,366	5,175,504
	Sydbank A.S.	505,787	10,493,472
#	Tivoli A.S.	9,878	1,006,711
*	TK Development A.S.	307,965	184,305
	Topdanmark A.S.	475,380	23,750,336
*	TORM P.L.C.	76,975	578,977
	United International Enterprises	10,336	2,043,812
#*	Veloxis Pharmaceuticals A.S.	120,013	41,735
*	Vestjysk Bank A.S.	1,610,355	639,234
#*	Zealand Pharma A.S.	168,523	3,010,865

TOTAL DENMARK			294,152,027

FINLAND — (5.5%)
#*	Afarak Group Oyj	316,672	291,706
#	Ahlstrom-Munksjo Oyj	174,151	2,669,833
	Aktia Bank Oyj	294,884	3,099,910
#	Alandsbanken Abp, Class B	21,354	340,394
#	Alma Media Oyj	129,772	879,867
	Apetit Oyj	19,668	190,668
#	Asiakastieto Group Oyj	1,406	40,184
	Aspo Oyj	92,762	913,776
	Atria Oyj	79,453	734,037
#*	BasWare Oyj	56,551	1,404,819
#	Bittium Oyj	204,447	1,518,071
	Cargotec Oyj, Class B	269,267	9,934,406
#*	Caverion Oyj	696,383	4,358,829
#	Citycon Oyj	528,288	5,406,952
	Cramo Oyj	263,681	5,184,532
	Digia Oyj	69,731	198,948
#	Finnair Oyj	487,004	4,386,471
	Fiskars Oyj Abp	217,481	4,563,207
*	F-Secure Oyj	614,091	1,685,671
	Glaston Oyj ABP	9,217	20,445
	HKScan Oyj, Class A	257,744	511,026
#	Huhtamaki Oyj	682,848	25,444,917
	Ilkka-Yhtyma Oyj	61,503	267,922
	Kemira Oyj	715,487	8,861,714
	Kesko Oyj, Class A	44,025	2,436,032
	Kesko Oyj, Class B	475,281	28,934,962
#	Konecranes Oyj	433,444	15,432,342
	Lassila & Tikanoja Oyj	209,198	3,358,711
#	Lehto Group Oyj	129,587	617,839
#	Metsa Board Oyj	1,431,405	8,786,995
	Metso Oyj	754,361	26,008,173
#	Nokian Renkaat Oyj	833,611	27,938,169
	Olvi Oyj, Class A	93,741	3,384,509
	Oriola Oyj, Class A	6,054	15,944
	Oriola Oyj, Class B	909,240	2,392,080
	Orion Oyj, Class A	140,633	5,273,365
#	Orion Oyj, Class B	629,163	23,641,582
#	Outokumpu Oyj	2,921,503	10,634,651

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Outotec Oyj	1,208,606	$5,309,231
#	Pihlajalinna Oyj	77,064	857,658
	Ponsse Oyj	71,769	2,346,361
*	QT Group Oyj	55,899	565,215
	Raisio Oyj, Class V	795,720	2,229,304
	Ramirent Oyj	550,202	3,388,607
	Rapala VMC Oyj	113,078	376,167
	Raute Oyj, Class A	2,644	83,672
#	Revenio Group Oyj	121,898	2,108,599
	Sanoma Oyj	749,458	7,348,857
*	SRV Group Oyj	66,041	126,084
*	Stockmann Oyj Abp, Class A	49,045	119,438
#*	Stockmann Oyj Abp (5462393), Class B	189,838	448,210
	Teleste Oyj	52,966	350,858
	Tieto Oyj	370,638	11,327,002
#	Tikkurila Oyj	248,371	4,080,593
	Tokmanni Group Corp.	309,003	2,878,926
#	Uponor Oyj	343,824	3,936,140
#	Vaisala Oyj, Class A	114,347	2,296,151
#	Valmet Oyj	919,512	23,296,934
	Viking Line Abp	7,869	137,815
#	YIT Oyj	1,430,763	8,294,711

TOTAL FINLAND			323,670,192

FRANCE — (10.7%)
	ABC arbitrage	116,625	800,529
	Actia Group	51,304	220,667
*	Air France-KLM	1,407,427	15,828,900
	Akka Technologies	73,026	4,968,462
	AKWEL	58,127	940,548
	Albioma SA	175,061	4,106,493
	Altamir	136,094	2,299,158
	Alten SA	177,245	18,977,373
#	Altran Technologies SA	1,512,997	16,617,037
*	Amplitude Surgical SAS	19,526	61,355
	Antalis International SAS	7,732	9,370
	APRIL SA	75,626	1,799,234
	Assystem SA	62,252	2,269,348
	Aubay	39,512	1,403,405
	Axway Software SA	38,973	528,218
*	Baikowski SAS	8,805	143,688
#	Bastide le Confort Medical	17,494	678,400
	Beneteau SA	241,400	2,831,005
	Bigben Interactive	89,162	840,675
	Boiron SA	39,459	2,320,064
	Bonduelle SCA	91,915	2,696,928
#*	Bourbon Corp.	163,857	430,238
	Burelle SA	1,017	997,559
#	Casino Guichard Perrachon SA	271,603	11,775,289
	Catering International Services	14,124	175,894
*	Cegedim SA	29,296	857,864
*	CGG SA	4,375,479	8,948,321
	Chargeurs SA	121,828	2,574,270
	Cie des Alpes	66,338	1,789,832
	Cie Plastic Omnium SA	327,341	8,720,688
*	Coface SA	647,628	5,726,275
*	DBV Technologies SA	11,968	181,572
	Derichebourg SA	628,069	2,554,314
	Devoteam SA	35,649	3,957,668

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Edenred	693,381	$31,576,943
	Electricite de Strasbourg SA	21,353	2,504,641
#	Elior Group SA	789,070	10,565,754
#	Elis SA	1,046,857	16,833,378
	Eramet	65,268	3,633,150
#*	Erytech Pharma SA	3,609	28,695
	Esso SA Francaise	16,117	609,083
*	Etablissements Maurel et Prom	200,110	769,082
	Euronext NV	353,390	22,420,357
#	Europcar Mobility Group	662,189	5,372,046
	Eutelsat Communications SA	1,206,861	21,134,521
	Exel Industries, Class A	10,419	764,381
	Fleury Michon SA	6,124	280,215
*	Fnac Darty SA (V7VQL46)	119,523	8,928,854
	Gaumont SA	11,360	1,545,599
	Gaztransport Et Technigaz SA	120,718	10,988,552
	GEA	2,433	239,094
	Getlink SE	1,084,454	16,444,926
	Gevelot SA	3,466	704,380
	GL Events	63,507	1,390,419
	Groupe Crit	23,123	1,559,737
#	Groupe Gorge	22,858	338,098
	Groupe Open	30,206	529,500
	Groupe SFPI	29,940	75,918
	Guerbet	37,817	2,278,088
	Haulotte Group SA	75,426	619,004
	HERIGE SADCS	4,147	110,257
*	HiPay Group SA	11,320	90,916
*	ID Logistics Group	13,555	2,147,131
#	Imerys SA	208,694	10,410,675
	Ingenico Group SA	401,944	28,711,570
	Interparfums SA	6,461	351,262
	IPSOS	225,111	5,637,471
	Jacquet Metal Service SA	75,602	1,261,132
	Kaufman & Broad SA	116,208	4,748,124
	Korian SA	352,822	14,287,573
	Lagardere SCA	778,374	20,028,707
	Lanson-BCC	8,795	288,106
*	Latecoere SACA	429,909	1,503,717
	Laurent-Perrier	13,068	1,366,115
	Le Belier	10,566	388,944
	Lectra	160,793	3,887,956
	Linedata Services	14,505	460,483
	LISI	111,511	3,427,164
	LNA Sante SA	36,142	1,901,905
	Maisons du Monde SA	269,238	5,204,548
#	Maisons France Confort SA	15,908	602,240
	Manitou BF SA	57,553	1,609,631
	Manutan International	14,949	1,032,818
	Mersen SA	119,457	3,861,237
#*	METabolic EXplorer SA	156,395	255,845
	Metropole Television SA	285,999	5,276,134
	Mr Bricolage SA	29,965	197,775
	Neopost SA	287,438	6,883,934
#	Nexans SA	214,579	6,390,329
	Nexity SA	290,724	14,190,067
#*	Nicox	145,865	922,534
	NRJ Group	81,965	673,197
	Oeneo SA	172,372	1,820,190

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	OL Groupe SA	10,735	$35,269
#*	Onxeo SA	246,319	226,047
#*	Onxeo SA	48,958	45,883
#*	Parrot SA	112,753	403,443
#*	Pierre & Vacances SA	29,600	527,049
#	Plastivaloire	52,074	494,184
	PSB Industries SA	8,805	322,732
#	Rallye SA	156,235	1,850,076
#*	Recylex SA	102,008	541,041
	Rexel SA	2,315,771	26,134,145
	Robertet SA	4,180	2,550,393
	Rothschild & Co.	90,484	2,879,854
	Rubis SCA	544,052	29,699,029
	Samse SA	8,068	1,203,815
	Savencia SA	33,160	2,358,097
	Seche Environnement SA	14,057	457,335
#	Societe BIC SA	172,540	15,381,583
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,012	3,172,561
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	116,830
	Societe pour I’Informatique Industrielle	41,060	981,911
#*	SOITEC	121,539	9,971,779
#*	Solocal Group	3,930,265	2,295,442
	Somfy SA	102,875	9,113,815
	Sopra Steria Group	101,694	11,814,347
#	SPIE SA	786,255	13,910,152
#*	SRP Groupe SA	55,158	168,484
*	Stallergenes Greer P.L.C.	18,020	738,195
	Stef SA	27,648	2,617,170
	Sword Group	36,122	1,278,627
	Synergie SA	69,728	2,175,413
#	Tarkett SA	196,184	4,216,198
#*	Technicolor SA	1,999,083	2,293,459
	Teleperformance	3,220	578,849
#	Television Francaise 1	615,411	5,669,541
	TFF Group	14,788	656,912
#	Thermador Groupe	37,127	2,084,181
#	Total Gabon	3,035	458,058
*	Touax SA	9,530	47,918
	Trigano SA	54,707	4,268,455
	Union Financiere de France BQE SA	18,317	410,521
#*	Vallourec SA	2,261,226	5,315,341
*	Valneva SE	29,048	112,764
	Vetoquinol SA	19,343	1,241,695
	Vicat SA	114,988	5,533,619
	VIEL & Cie SA	162,802	914,060
	Vilmorin & Cie SA	33,811	1,790,257
*	Virbac SA	21,484	3,524,099
	Vranken-Pommery Monopole SA	20,233	522,278
	XPO Logistics Europe SADIR	33	10,662

TOTAL FRANCE			624,208,311

GERMANY — (15.9%)
	7C Solarparken AG	12,773	40,525
*	A.S. Creation Tapeten	1,104	14,250
	Aareal Bank AG	455,580	14,068,822
	Adler Modemaerkte AG	47,849	181,088
	ADLER Real Estate AG	233,631	3,443,068
#	ADO Properties SA	220,260	12,523,746
*	ADVA Optical Networking SE	364,431	3,656,384

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	AIXTRON SE	549,541	$4,959,372
	All for One Steeb AG	4,222	244,319
	Allgeier SE	46,014	1,270,808
	Amadeus Fire AG	40,670	4,696,652
	Atoss Software AG	1,138	128,223
	Aurubis AG	290,012	15,556,997
	Basler AG	10,307	1,736,949
	Bauer AG	70,960	1,222,363
#	BayWa AG	105,037	2,992,310
	BayWa AG	124	4,412
#	Bechtle AG	225,300	20,903,134
	Bertrandt AG	42,139	2,987,408
	bet-at-home.com AG	21,032	1,369,884
	Bijou Brigitte AG	22,217	1,109,100
	Bilfinger SE	240,674	8,389,899
	Borussia Dortmund GmbH & Co. KGaA	602,892	5,544,615
	CANCOM SE	249,445	11,246,519
	Carl Zeiss Meditec AG	73,992	6,183,586
*	CECONOMY AG	976,734	5,201,807
	CENIT AG	53,174	851,426
	CENTROTEC Sustainable AG	39,686	529,935
	Cewe Stiftung & Co. KGAA	43,060	3,730,931
	comdirect bank AG	217,781	2,468,309
	CompuGroup Medical SE	182,337	10,753,687
#	Corestate Capital Holding SA	41,542	1,643,114
	CropEnergies AG	139,114	813,037
	CTS Eventim AG & Co. KGaA	442,453	20,978,888
	Data Modul AG	11,455	892,114
*	DEAG Deutsche Entertainment AG	44,855	204,706
	Delticom AG	28,981	204,362
#	Deutsche Beteiligungs AG	94,035	3,491,636
#	Deutsche EuroShop AG	394,656	11,974,007
	Deutsche Pfandbriefbank AG	982,838	12,058,128
	Deutz AG	1,007,934	8,456,387
*	Dialog Semiconductor P.L.C.	621,432	18,952,059
	DIC Asset AG	432,121	4,867,652
	Diebold Nixdorf AG	32,530	2,164,177
	DMG Mori AG	15,692	759,945
	Dr Hoenle AG	35,751	1,757,664
	Draegerwerk AG & Co. KGaA	17,850	764,705
	Duerr AG	410,542	16,118,812
	Eckert & Ziegler AG	32,518	2,804,929
	EDAG Engineering Group AG	51,862	932,137
	Elmos Semiconductor AG	89,767	1,967,322
#	ElringKlinger AG	204,148	1,389,937
	Energiekontor AG	2,066	36,781
*	Evotec AG	793,010	21,128,111
#	Ferratum Oyj	64,645	861,770
	Fielmann AG	175,680	12,128,657
#	First Sensor AG	44,242	1,018,818
	FORTEC Elektronik AG	372	8,611
	Francotyp-Postalia Holding AG, Class A	55,619	205,446
	Freenet AG	981,903	21,120,532
	FRIWO AG	513	14,969
	Fuchs Petrolub SE	74,674	2,940,533
	GEA Group AG	345,894	9,065,464
	Gerresheimer AG	262,222	19,738,121
	Gesco AG	56,186	1,433,971
#	GFT Technologies SE	121,382	1,034,821

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Grand City Properties SA	775,483	$18,727,912
	GRENKE AG	76,080	7,416,033
	H&R GmbH & Co. KGaA	68,522	570,312
	Hamburger Hafen und Logistik AG	182,979	4,180,685
	Hapag-Lloyd AG	57,847	1,833,809
	Hawesko Holding AG	52	2,042
#*	Heidelberger Druckmaschinen AG	1,982,859	3,461,384
	Hella GmbH & Co KGaA	244,233	10,757,455
	Highlight Communications AG	98,406	508,360
#*	HolidayCheck Group AG	202,227	645,311
	Hornbach Baumarkt AG	33,693	602,173
	Hornbach Holding AG & Co. KGaA	21,947	1,101,358
	Hugo Boss AG	488,688	33,413,840
	Indus Holding AG	132,676	6,398,050
	Isra Vision AG	111,249	4,162,646
	IVU Traffic Technologies AG	44,080	367,086
	Jenoptik AG	391,123	14,603,142
	K+S AG	1,545,597	28,381,142
	Kloeckner & Co. SE	575,851	4,235,045
	Koenig & Bauer AG	95,477	4,003,016
#	Krones AG	108,663	9,584,585
	KSB SE & Co. KGaA	3,466	1,183,749
	KWS Saat SE	80,955	5,592,449
	Lanxess AG	508,117	27,164,474
	LEG Immobilien AG	92,521	11,369,542
#	Leifheit AG	59,506	1,540,854
#	Leoni AG	245,460	4,795,825
*	LPKF Laser & Electronics AG	73,571	674,430
#*	Manz AG	30,876	830,386
	MasterFlex SE	21,291	149,434
	Mediclin AG	88,966	534,327
#*	Medigene AG	88,510	847,543
	METRO AG	422,765	7,021,537
	MLP SE	410,540	2,058,457
	Nemetschek SE	147,899	25,272,774
	Nexus AG	78,993	2,098,112
*	Nordex SE	501,368	8,216,103
	Norma Group SE	237,761	11,553,800
#	OHB SE	37,836	1,530,777
#	OSRAM Licht AG	515,467	17,757,424
#	Paragon GmbH & Co. KGaA	14,660	592,377
	Patrizia Immobilien AG	354,386	7,895,647
#*	Petro Welt Technologies AG	12,774	72,978
	Pfeiffer Vacuum Technology AG	56,577	8,663,934
#	PNE AG	493,007	1,266,675
	Progress-Werk Oberkirch AG	8,558	261,135
	ProSiebenSat.1 Media SE	1,109,960	15,802,391
	PSI Software AG	46,893	889,859
#	QSC AG	707,458	984,878
#*	R Stahl AG	14,952	365,963
	Rheinmetall AG	339,164	35,406,948
	RHOEN-KLINIKUM AG	233,180	6,716,983
	RIB Software SE	269,313	4,450,264
*	Rocket Internet SE	497,217	12,643,368
#	S&T AG	298,480	7,486,571
#	SAF-Holland SA	362,112	4,147,272
	Salzgitter AG	310,376	8,989,320
#*	Schaltbau Holding AG	32,728	913,291
#	Schloss Wachenheim AG	8,017	158,262

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Scout24 AG	271,406	$14,064,700
	Secunet Security Networks AG	5,929	638,765
#*	Senvion SA	31,747	46,663
#*	SGL Carbon SE	266,032	2,352,659
#*	Shop Apotheke Europe NV	24,231	997,740
	SHW AG	25,624	571,514
	Siltronic AG	153,046	13,503,689
#	Sixt Leasing SE	62,457	737,933
	Sixt SE	96,696	10,113,699
#*	SLM Solutions Group AG	9,386	102,369
#	SMA Solar Technology AG	85,797	1,758,671
*	SMT Scharf AG	22,763	339,979
	Softing AG	26,963	202,685
	Software AG	395,714	13,394,407
	Stabilus SA	170,155	8,232,734
#	STRATEC SE	23,751	1,604,742
#	Stroeer SE & Co. KGaA	216,062	12,662,672
	Suedzucker AG	554,307	7,083,853
#*	SUESS MicroTec SE	137,494	1,565,738
#	Surteco Group SE	45,548	1,277,151
	Syzygy AG	2,030	20,757
	TAG Immobilien AG	1,024,715	25,308,236
	Takkt AG	197,625	3,250,455
#	Technotrans SE	46,506	1,471,570
*	Tele Columbus AG	296,432	539,632
	TLG Immobilien AG	722,981	21,781,631
#*	Tom Tailor Holding SE	214,000	578,932
	Traffic Systems SE	35,766	517,565
	VERBIO Vereinigte BioEnergie AG	147,791	1,146,977
	Vossloh AG	68,437	3,130,314
	Wacker Chemie AG	74,980	6,455,211
	Wacker Neuson SE	211,982	5,044,499
	Washtec AG	76,286	5,824,287
	Wuestenrot & Wuerttembergische AG	113,367	2,178,393
#	XING SE	20,306	7,030,024
	Zeal Network SE	47,037	1,062,159

TOTAL GERMANY			931,391,355

IRELAND — (0.6%)
	C&C Group P.L.C.	1,085,694	3,901,249
	C&C Group P.L.C.	399,607	1,427,991
*	Cairn Homes P.L.C.	483,841	781,324
	Datalex P.L.C.	107,125	97,042
	FBD Holdings P.L.C.	125,459	1,246,843
	FBD Holdings P.L.C.	2,063	20,873
	Glanbia P.L.C.	181,510	3,550,044
	Glanbia P.L.C.	700,613	13,633,617
*	IFG Group P.L.C.	313,153	778,136
*	Independent News & Media P.L.C.	1,939,277	158,370
	Irish Continental Group P.L.C.	487,130	2,658,244
	Irish Continental Group P.L.C.	234,200	1,268,778
	Kingspan Group P.L.C.	40,055	1,856,024
*	Permanent TSB Group Holdings P.L.C.	147,302	212,837
	Smurfit Kappa Group P.L.C.	69,600	1,945,241

TOTAL IRELAND			33,536,613

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (2.7%)
	Adgar Investment and Development, Ltd.	6,982	$11,414
*	ADO Group, Ltd.	96,474	2,076,014
	Afcon Holdings, Ltd.	1,321	66,906
*	Africa Israel Properties, Ltd.	96,955	2,690,232
	Africa Israel Residences, Ltd.	2,237	43,160
*	Airport City, Ltd.	462,195	6,713,098
*	Albaad Massuot Yitzhak, Ltd.	2,660	22,579
#*	Allot, Ltd.	180,825	1,404,154
	Alony Hetz Properties & Investments, Ltd.	593,943	6,694,753
#	Alrov Properties and Lodgings, Ltd.	49,177	1,695,002
	Amot Investments, Ltd.	692,577	3,855,345
	Arad, Ltd.	15,796	210,565
*	Arko Holdings, Ltd.	1,440,389	610,289
	Ashtrom Group, Ltd.	59,873	361,019
	Ashtrom Properties, Ltd.	193,644	936,715
#	AudioCodes, Ltd.	177,881	2,439,286
#	Avgol Industries 1953, Ltd.	468,925	497,042
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	503,597
	Bayside Land Corp.	6,268	2,991,763
	Bet Shemesh Engines Holdings 1997, Ltd.	15,374	382,599
	Big Shopping Centers, Ltd.	31,818	2,159,941
#*	BioLine RX, Ltd.	96,617	43,168
	Blue Square Real Estate, Ltd.	35,391	1,394,295
*	Bonus Biogroup, Ltd.	613,036	85,324
*	Brack Capital Properties NV	17,681	1,911,122
*	Brainsway, Ltd.	46,759	289,850
	Camtek, Ltd.	105,716	920,635
#	Carasso Motors, Ltd.	94,524	432,725
	Castro Model, Ltd.	145	2,763
*	Cellcom Israel, Ltd.	379,471	1,378,367
*	Ceragon Networks, Ltd.	266,244	955,816
*	Clal Biotechnology Industries, Ltd.	182,384	140,832
*	Clal Insurance Enterprises Holdings, Ltd.	173,588	2,293,842
	Cohen Development & Industrial Buildings, Ltd.	3,184	82,233
#*	Compugen, Ltd.	192,244	826,603
	Danel Adir Yeoshua, Ltd.	21,279	1,141,315
#	Delek Automotive Systems, Ltd.	222,032	858,214
	Delek Group, Ltd.	6,139	1,064,355
#	Delta-Galil Industries, Ltd.	71,758	2,207,225
	Dexia Israel Bank, Ltd.	1,031	194,433
#	Direct Insurance Financial Investments, Ltd.	111,207	1,258,913
	Dor Alon Energy in Israel 1988, Ltd.	9,069	138,489
#*	El Al Israel Airlines	910,589	233,070
	Electra Consumer Products 1970, Ltd.	43,078	498,775
	Electra, Ltd.	12,443	3,161,274
*	Elron Electronic Industries, Ltd.	92,425	231,211
#*	Energix-Renewable Energies, Ltd.	757,422	1,194,664
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,330,388
*	Equital, Ltd.	109,074	3,121,661
*	Evogene, Ltd.	79,189	141,612
*	First International Bank Of Israel, Ltd.	47,441	1,120,080
	FMS Enterprises Migun, Ltd.	19,186	531,296
#*	Foresight Autonomous Holdings, Ltd.	172,589	46,305
#	Formula Systems 1985, Ltd.	61,788	2,896,627
	Fox Wizel, Ltd.	56,625	1,735,750
#*	Gilat Satellite Networks, Ltd.	225,761	1,859,204
	Hadera Paper, Ltd.	23,270	1,768,279
#	Hamlet Israel-Canada, Ltd.	32,722	660,027
	Harel Insurance Investments & Financial Services, Ltd.	788,839	5,209,105
	Hilan, Ltd.	95,142	2,589,010

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	IDI Insurance Co., Ltd.	44,710	$2,135,246
*	Industrial Buildings Corp., Ltd.	989,812	1,595,974
#	Inrom Construction Industries, Ltd.	356,480	1,229,102
	Intec Pharma, Ltd.	24,773	181,586
*	Israel Land Development Co., Ltd. (The)	29,765	243,561
	Isras Investment Co., Ltd.	4,675	654,203
	Issta Lines, Ltd.	11,573	191,458
#*	Kamada, Ltd.	202,400	1,159,239
	Kenon Holdings, Ltd.	99,431	1,903,938
*	Kerur Holdings, Ltd.	30,969	763,267
	Klil Industries, Ltd.	5,406	417,942
	Maabarot Products, Ltd.	25,295	290,678
#	Magic Software Enterprises, Ltd.	122,714	1,043,214
	Matrix IT, Ltd.	238,821	3,010,231
	Maytronics, Ltd.	279,074	1,805,917
#	Mediterranean Towers, Ltd.	291,699	524,773
	Mega Or Holdings, Ltd.	73,384	910,686
	Meitav Dash Investments, Ltd.	91,774	272,142
	Melisron, Ltd.	79,406	4,032,558
	Menora Mivtachim Holdings, Ltd.	179,615	2,192,582
	Migdal Insurance & Financial Holding, Ltd.	2,398,189	2,259,277
	Minrav Holdings, Ltd.	263	32,528
	Mivtach Shamir Holdings, Ltd.	23,078	432,670
	Naphtha Israel Petroleum Corp., Ltd.	234,215	1,489,733
#	Nawi Brothers, Ltd.	98,368	525,261
*	Neto ME Holdings, Ltd.	8,982	809,289
#*	Nova Measuring Instruments, Ltd.	171,959	4,226,597
	NR Spuntech Industries, Ltd.	76,176	212,550
*	Oil Refineries, Ltd.	10,104,861	4,951,092
	One Software Technologies, Ltd.	552	22,641
*	OPC Energy, Ltd.	17,219	106,296
*	Partner Communications Co., Ltd.	816,972	3,130,771
	Paz Oil Co., Ltd.	56,718	8,483,568
*	Perion Network, Ltd.	5,485	14,784
	Phoenix Holdings, Ltd. (The)	550,251	2,858,409
	Plasson Industries, Ltd.	20,285	892,156
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,072	2,534,004
#*	Redhill Biopharma, Ltd.	499,745	414,942
#	Scope Metals Group, Ltd.	46,129	1,224,647
#	Shapir Engineering and Industry, Ltd.	573,986	1,956,238
#*	Shikun & Binui, Ltd.	1,271,306	3,048,230
	Shufersal, Ltd.	846,453	5,473,305
	Summit Real Estate Holdings, Ltd.	189,393	1,677,112
*	Suny Cellular Communication, Ltd.	473,129	275,622
#	Tadiran Holdings, Ltd.	14,981	373,960
*	Tower Semiconductor, Ltd.	315,502	5,199,231
#*	Union Bank of Israel	199,952	946,093
	YH Dimri Construction & Development, Ltd.	1,529	24,733

TOTAL ISRAEL			160,468,366

ITALY — (9.6%)
#*	A.S. Roma SpA	856,401	471,571
	A2A SpA	9,994,799	18,261,465
	ACEA SpA	395,852	6,702,885
*	Aeffe SpA	249,354	819,132
	Amplifon SpA	570,479	11,133,038
	Anima Holding SpA	1,681,962	6,877,959
#	Aquafil SpA	65,942	740,739
*	Arnoldo Mondadori Editore SpA	1,200,844	2,090,046

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Ascopiave SpA	508,847	$2,006,373
#*	Astaldi SpA	213,256	173,072
	Autogrill SpA	958,111	9,225,404
	Autostrade Meridionali SpA	3,917	133,794
	Avio SpA	70,944	999,879
#	Azimut Holding SpA	909,734	15,479,506
	B&C Speakers SpA	18,289	255,059
#*	Banca Carige SpA	148,414,098	249,725
	Banca Farmafactoring SpA	531,236	3,231,806
	Banca Finnat Euramerica SpA	616,149	234,657
	Banca Generali SpA	422,144	10,508,708
	Banca IFIS SpA	158,534	2,617,852
	Banca Mediolanum SpA	836,506	5,936,221
#*	Banca Monte dei Paschi di Siena SpA	213,039	298,305
	Banca Popolare di Sondrio SCPA	3,145,191	8,614,103
#	Banca Profilo SpA	1,814,636	336,512
#	Banca Sistema SpA	331,868	558,208
#*	Banco BPM SpA	12,445,367	25,788,191
#	Banco di Desio e della Brianza SpA	238,796	530,659
	BasicNet SpA	159,481	969,319
#	BE	564,587	624,871
	Biesse SpA	88,272	1,922,326
#	BPER Banca	3,576,937	14,637,293
#	Brembo SpA	1,134,745	12,879,048
	Brunello Cucinelli SpA	245,252	8,443,719
	Buzzi Unicem SpA	597,319	12,237,779
	Cairo Communication SpA	532,840	2,254,134
#	Carraro SpA	162,374	424,149
	Cembre SpA	17,131	418,593
	Cementir Holding SpA	346,479	2,446,425
	Cerved Group SpA	1,380,566	13,747,604
	CIR-Compagnie Industriali Riunite SpA	2,650,178	3,248,236
	Credito Emiliano SpA	577,631	3,249,446
*	Credito Valtellinese SpA	46,943,662	3,773,022
#*	d’Amico International Shipping SA	1,350,290	131,796
	Danieli & C Officine Meccaniche SpA	91,752	1,839,187
	Datalogic SpA	126,734	2,961,226
	De’ Longhi SpA	420,811	11,371,051
	DeA Capital SpA	759,961	1,209,136
	DiaSorin SpA	161,158	16,254,635
	doBank SpA	54,090	725,621
	El.En. SpA	9,634	203,322
*	Elica SpA	76,131	177,318
	Emak SpA	377,823	549,864
	Enav SpA	1,444,446	7,877,909
#*	ePrice SpA	99,656	156,904
	ERG SpA	413,405	7,829,583
#	Esprinet SpA	235,490	851,031
#*	Eurotech SpA	276,627	1,307,458
#*	Exprivia SpA	109,673	152,539
	Falck Renewables SpA	988,254	3,592,096
*	Fiera Milano SpA	171,549	937,464
#	Fila SpA	141,852	2,030,513
*	Fincantieri SpA	3,883,790	4,780,618
	FNM SpA	1,190,607	713,748
#*	GEDI Gruppo Editoriale SpA	927,122	384,706
#	Gefran SpA	37,987	329,398
#	Geox SpA	604,392	1,120,429
	Gruppo MutuiOnline SpA	163,647	3,392,646

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Hera SpA	6,241,769	$22,588,799
#*	IMMSI SpA	1,274,433	672,898
#	Industria Macchine Automatiche SpA	122,081	9,128,942
	Infrastrutture Wireless Italiane SpA	36,662	328,274
#*	Intek Group SpA	1,988,417	759,555
	Interpump Group SpA	548,784	17,925,040
	Iren SpA	4,988,284	12,734,565
	Italgas SpA	3,746,811	23,151,856
	Italmobiliare SpA	52,817	1,200,835
	IVS Group SA	56,191	676,329
#*	Juventus Football Club SpA	3,178,690	5,434,514
	La Doria SpA	80,464	727,179
	Leonardo SpA	181,745	2,116,743
	Maire Tecnimont SpA	1,147,064	4,375,305
	MARR SpA	233,653	5,323,155
	Massimo Zanetti Beverage Group SpA	65,668	440,762
#*	Mediaset SpA	3,820,606	11,678,219
#*	Openjobmetis SpA agenzia per il lavoro	63,025	503,478
#*	OVS SpA	977,759	1,796,719
	Piaggio & C SpA	1,335,061	3,260,045
	Prima Industrie SpA	32,468	721,383
	Prysmian SpA	64,855	1,229,167
	RAI Way SpA	535,648	2,771,226
	Reno de Medici SpA	1,282,618	946,994
	Reply SpA	147,345	9,494,415
#	Retelit SpA	812,002	1,343,390
#*	Rizzoli Corriere Della Sera Mediagroup SpA	1,132,439	1,620,595
	Sabaf SpA	48,700	875,328
	SAES Getters SpA	58,626	1,447,741
#*	Safilo Group SpA	233,748	187,226
*	Saipem SpA	5,016,428	26,564,705
#	Salini Impregilo SpA	1,282,257	2,985,549
	Salvatore Ferragamo SpA	377,547	8,103,877
	Saras SpA	4,324,392	8,014,070
	Servizi Italia SpA	62,874	278,661
	Sesa SpA	54,398	1,734,784
	Societa Cattolica di Assicurazioni SC	1,195,214	11,435,438
	Societa Iniziative Autostradali e Servizi SpA	619,956	10,747,998
#*	Sogefi SpA	332,859	575,279
#	SOL SpA	169,140	2,148,349
	Tamburi Investment Partners SpA	781,430	5,466,888
	Technogym SpA	653,410	8,049,431
*	Tinexta SpA	108,415	1,215,267
#*	Tiscali SpA	9,160,788	148,140
#	Tod’s SpA	73,658	3,415,814
#*	TREVI—Finanziaria Industriale SpA	509,518	171,144
#	TXT e-solutions SpA	34,904	352,711
#	Unieuro SpA	45,290	670,732
#	Unione di Banche Italiane SpA	7,724,232	20,469,002
	Unipol Gruppo SpA	3,241,237	16,168,408
	UnipolSai Assicurazioni SpA	348,889	942,180
	Zignago Vetro SpA	193,928	2,169,380

TOTAL ITALY			563,719,515

NETHERLANDS — (5.7%)
	Aalberts Industries NV	686,058	23,749,224
	Accell Group NV	154,132	4,279,892
*	AFC Ajax NV	13,955	266,027
#*	Altice Europe NV	3,343,140	8,784,364

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Altice Europe NV, Class B	127,269	$332,520
#	AMG Advanced Metallurgical Group NV	184,488	5,752,030
#	Amsterdam Commodities NV	117,896	2,589,935
	APERAM SA	390,560	11,146,303
#	Arcadis NV	498,856	7,769,278
	ASM International NV	328,973	17,876,533
*	Basic-Fit NV	160,506	5,406,809
#	BE Semiconductor Industries NV	588,753	15,717,860
#	Beter Bed Holding NV	22,883	112,642
	BinckBank NV	388,322	2,743,859
#	Boskalis Westminster	653,419	16,915,334
#	Brunel International NV	152,445	2,312,690
	Corbion NV	400,740	12,056,096
#	Flow Traders	226,049	6,232,832
	ForFarmers NV	213,722	1,758,318
#*	Fugro NV	597,586	6,086,479
	GrandVision NV	223,430	4,840,630
*	Heijmans NV	163,686	1,637,667
	Hunter Douglas NV	23,885	1,603,423
	IMCD NV	326,453	24,907,235
#	Intertrust NV	444,943	8,393,658
	KAS Bank NV	99,500	1,369,677
	Kendrion NV	103,326	2,282,450
#	Koninklijke BAM Groep NV	1,876,205	8,103,843
	Koninklijke Vopak NV	248,402	11,897,730
*	Lucas Bols NV	20,321	364,917
	Nederland Apparatenfabriek	33,193	1,800,988
#*	OCI NV	392,673	10,817,308
	Ordina NV	673,792	1,422,269
#	PostNL NV	3,007,302	7,689,596
#	SBM Offshore NV	1,353,158	25,776,671
#	SIF Holding NV	35,317	397,538
	Signify NV	707,908	18,953,034
	Sligro Food Group NV	166,424	5,968,154
*	Takeaway.com NV	201,302	15,309,130
	TKH Group NV	264,245	12,468,557
*	TomTom NV	906,620	7,635,892
	Van Lanschot Kempen NV	77,449	1,759,174
#	Wessanen	484,021	5,903,237

TOTAL NETHERLANDS			333,191,803

NORWAY — (2.4%)
	ABG Sundal Collier Holding ASA	2,405,899	1,144,134
	AF Gruppen ASA	64,264	1,143,900
*	Akastor ASA	1,077,318	1,640,109
*	Aker Solutions ASA	1,083,854	5,480,540
	American Shipping Co. ASA	195,707	726,360
#*	Archer, Ltd.	745,010	427,328
*	Arendals Fossekompani A.S.	90	32,356
#	Atea ASA	510,027	7,404,069
	Austevoll Seafood ASA	303,444	3,593,126
#*	Avance Gas Holding, Ltd.	370,009	738,084
#*	Axactor SE	831,970	1,775,457
#	B2Holding ASA	895,957	1,257,326
	Bakkafrost P/F	1,828	90,485
	Bonheur ASA	140,320	2,078,336
	Borregaard ASA	700,603	6,945,391
#*	BW LPG, Ltd.	707,831	2,467,935
*	BW Offshore, Ltd.	837,993	4,359,273

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Data Respons ASA	14,736	$49,593
	DNO ASA	4,563,292	10,147,199
#*	DOF ASA	735,979	407,595
	Entra ASA	43,246	653,156
	Europris ASA	1,157,152	3,698,987
*	FLEX LNG, Ltd.	130,463	1,688,156
#*	Frontline, Ltd.	522,213	3,338,320
#*	Funcom NV	448,602	866,975
	Grieg Seafood ASA	358,696	4,354,409
	Hexagon Composites ASA	589,150	2,248,086
	Hoegh LNG Holdings, Ltd.	258,448	1,086,883
#*	IDEX ASA	506,708	213,732
	Itera ASA	10,713	10,227
*	Kongsberg Automotive ASA	2,171,519	1,939,344
	Kongsberg Gruppen ASA	69,528	1,059,236
*	Kvaerner ASA	1,605,790	2,354,301
	Magnora ASA	220,956	195,217
#*	NEL ASA	8,170,000	5,517,622
#*	Next Biometrics Group A.S.	13,526	13,439
#*	Nordic Nanovector ASA	313,112	1,618,128
#*	Nordic Semiconductor ASA	884,263	3,705,918
#	Norway Royal Salmon ASA	86,638	2,009,736
#*	Norwegian Air Shuttle ASA	490,935	2,507,710
*	Norwegian Finans Holding ASA	536,510	4,171,176
	Norwegian Property ASA	805,865	1,014,796
#	Ocean Yield ASA	330,113	2,445,853
#*	Odfjell Drilling, Ltd.	609,691	1,910,800
	Odfjell SE, Class A	137,586	495,128
	Olav Thon Eiendomsselskap ASA	109,683	1,928,731
*	Otello Corp. ASA	361,618	629,122
#*	Panoro Energy ASA	321,667	604,644
*	Petroleum Geo-Services ASA	2,204,670	5,101,776
#*	PhotoCure ASA	106,211	522,670
*	Prosafe SE	319,687	613,730
#*	Protector Forsikring ASA	421,216	2,546,442
*	Q-Free ASA	179,836	166,730
#*	REC Silicon ASA	14,770,829	1,137,950
	Sbanken ASA	430,364	3,906,983
#	Scatec Solar ASA	570,555	5,875,805
	Selvaag Bolig ASA	290,009	1,446,659
	Solon Eiendom ASA	56,855	238,394
#*	Solstad Offshore ASA	675,336	124,013
	SpareBank 1 SR-Bank ASA	18,304	211,007
	Spectrum ASA	234,687	1,497,722
	Stolt-Nielsen, Ltd.	188,039	2,348,358
#*	Thin Film Electronics ASA	2,062,851	73,943
	Tomra Systems ASA	75,820	2,260,311
	Treasure ASA	306,583	424,977
	Veidekke ASA	698,452	7,330,860
*	Wallenius Wilhelmsen ASA	101,766	355,857
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,196,614
#	XXL ASA	169,453	559,992

TOTAL NORWAY			142,129,221

PORTUGAL — (1.2%)
	Altri SGPS SA	569,324	4,462,298
*	Banco Comercial Portugues SA, Class R	64,683,272	16,722,335
#	CTT-Correios de Portugal SA	1,106,710	3,203,023
	Ibersol SGPS SA	36,721	319,111

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
*	Mota-Engil SGPS SA	725,186	$1,661,644
	Navigator Co. SA (The)	1,938,812	8,877,445
	NOS SGPS SA	1,971,068	12,608,444
	Novabase SGPS SA	72,649	203,796
	REN—Redes Energeticas Nacionais SGPS SA	3,056,223	8,721,253
	Semapa-Sociedade de Investimento e Gestao	174,523	2,841,688
	Sonae Capital SGPS SA	789,547	774,655
	Sonae SGPS SA	6,683,714	6,919,202
#*	Teixeira Duarte SA	797,539	130,731

TOTAL PORTUGAL			67,445,625

SPAIN — (5.5%)
#	Acciona SA	206,462	23,007,444
	Acerinox SA	1,257,724	12,472,913
#*	Adveo Group International SA	84,445	34,461
	Alantra Partners SA	56,626	880,196
	Almirall SA	472,247	8,063,826
#*	Amper SA	6,171,198	1,676,758
	Applus Services SA	915,222	10,933,097
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	2,859,102
	Azkoyen SA	67,253	578,047
	Bolsas y Mercados Espanoles SHMSF SA	501,422	14,006,835
#	Cellnex Telecom SA	1,026,824	30,145,335
	Cia de Distribucion Integral Logista Holdings SA	363,381	8,562,380
	CIE Automotive SA	504,560	13,585,708
	Construcciones y Auxiliar de Ferrocarriles SA	129,944	6,248,485
#*	Deoleo SA	2,541,069	177,412
#	Distribuidora Internacional de Alimentacion SA	3,849,981	2,812,966
#*	Duro Felguera SA	16,320,605	251,126
#	Ebro Foods SA	533,238	11,399,628
#*	eDreams ODIGEO SA	408,701	1,226,851
	Elecnor SA	200,108	2,664,372
	Ence Energia y Celulosa SA	1,139,858	6,351,319
	Ercros SA	793,840	2,788,827
	Euskaltel SA	522,492	4,869,573
	Faes Farma SA	1,982,309	8,383,122
*	Fluidra SA	357,448	4,107,737
*	Fomento de Construcciones y Contratas SA	301,876	3,941,635
*	Global Dominion Access SA	710,368	3,789,029
	Grupo Catalana Occidente SA	247,676	8,841,852
*	Grupo Empresarial San Jose SA	153,495	1,145,746
#*	Grupo Ezentis SA	1,683,706	971,403
	Iberpapel Gestion SA	46,287	1,578,359
*	Indra Sistemas SA	859,495	9,548,375
	Laboratorios Farmaceuticos Rovi SA	71,609	1,507,553
*	Liberbank SA	13,599,029	5,799,492
*	Masmovil Ibercom SA	271,696	5,745,482
	Mediaset Espana Comunicacion SA	1,072,499	8,014,448
	Melia Hotels International SA	793,796	7,372,502
#	Miquel y Costas & Miquel SA	145,855	2,655,359
*	Natra SA	244,091	246,216
#	Obrascon Huarte Lain SA	926,681	1,168,168
	Parques Reunidos Servicios Centrales SAU	45,336	551,059
#*	Pharma Mar SA	1,334,762	2,211,067
#	Prim SA	39,523	491,947
#*	Promotora de Informaciones SA, Class A	1,872,888	3,388,512
	Prosegur Cia de Seguridad SA	1,802,082	9,767,790
*	Quabit Inmobiliaria SA	822,731	1,164,455
*	Realia Business SA	1,782,137	1,930,363

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Renta 4 Banco SA	442	$3,785
	Sacyr S.A.	3,110,695	7,877,956
#*	Solaria Energia y Medio Ambiente SA	395,783	2,103,051
*	Talgo SA	644,045	4,165,821
#	Tecnicas Reunidas SA	202,691	5,701,780
	Telepizza Group SA	141,409	985,409
#	Tubacex SA	799,622	2,413,216
#*	Tubos Reunidos SA	785,848	217,988
	Unicaja Banco SA	1,813,219	1,950,250
	Vidrala SA	110,034	9,618,503
#	Viscofan SA	281,337	17,610,005
*	Vocento SA	352,577	525,809
	Zardoya Otis SA	1,139,409	9,437,474

TOTAL SPAIN			322,529,379

SWEDEN — (7.2%)
*	AcadeMedia AB	295,617	1,655,606
	Acando AB	924,961	4,115,640
#	AddLife AB, Class B	102,541	2,592,768
	AddNode Group AB	66,817	949,347
	AddTech AB, Class B	365,988	7,605,653
#	AF AB	518,890	8,664,588
#	Alimak Group AB	242,153	3,451,327
*	Anoto Group AB	156,294	27,707
*	Arise AB	36,861	76,317
	Arjo AB, Class B	549,551	2,023,975
	Atrium Ljungberg AB, Class B	223,669	3,820,684
	Attendo AB	668,745	3,368,183
#	Avanza Bank Holding AB	162,650	6,988,333
*	BE Group AB	27,710	124,360
	Beijer Alma AB	281,901	3,987,006
*	Beijer Electronics Group AB	80,992	493,068
#	Beijer Ref AB	441,215	7,100,648
	Bergman & Beving AB	184,842	2,118,108
	Besqab AB	21,962	206,689
	Betsson AB	928,889	7,048,762
	Bilia AB, Class A	648,517	5,535,447
#	BillerudKorsnas AB	329,755	4,379,204
	BioGaia AB, Class B	119,619	5,864,814
	Biotage AB	460,673	5,871,520
	Bjorn Borg AB	99,769	272,197
	Bonava AB	12,198	154,288
	Bonava AB, Class B	439,863	5,533,872
	Bravida Holding AB	730,326	6,442,474
	Bufab AB	207,361	2,182,248
#	Bulten AB	119,933	1,026,083
	Bure Equity AB	442,119	7,408,519
#	Byggmax Group AB	363,928	1,197,213
	Catena AB	143,043	3,967,181
#	Cavotec SA	79,682	99,847
#	Clas Ohlson AB, Class B	148,783	1,145,372
	Cloetta AB, Class B	1,644,759	4,251,406
*	CLX Communications AB	37,772	468,244
#*	Collector AB	140,712	751,095
	Concentric AB	370,992	5,874,017
#	Coor Service Management Holding AB	232,307	2,070,678
	Corem Property Group AB	163,626	232,263
	Dedicare AB, Class B	20,550	125,175
	Dios Fastigheter AB	831,266	6,828,541

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Dometic Group AB	801,797	$6,307,576
*	Doro AB	155,569	587,520
#	Duni AB	216,832	2,343,404
	Dustin Group AB	433,676	4,068,383
	Eastnine AB	124,292	1,511,369
	Elanders AB, Class B	54,920	544,291
#*	Eltel AB	192,132	357,558
#*	Enea AB	83,607	1,260,592
	eWork Group AB	32,666	326,868
#	Fagerhult AB	211,351	1,625,841
#	Fenix Outdoor International AG	18,198	1,880,825
#*	Fingerprint Cards AB, Class B	634,700	905,513
	Granges AB	539,641	5,564,313
	Gunnebo AB	175,854	508,154
	Haldex AB	234,732	1,565,416
	Heba Fastighets AB, Class B	62,846	969,888
*	Hembla AB	136,869	2,652,096
	Hemfosa Fastigheter AB	1,336,934	11,741,146
	HIQ International AB	136,737	883,075
#	HMS Networks AB	119,032	2,068,673
	Hoist Finance AB	445,011	1,787,772
	Holmen AB, Class B	148,525	3,220,135
	Humana AB	25,677	192,850
	Indutrade AB	92,355	2,631,603
	Inwido AB	352,881	2,096,651
#	JM AB	509,100	9,128,594
	KappAhl AB	488,702	887,808
	Kindred Group P.L.C.	995,276	9,984,255
#	Klovern AB, Class B	4,039,240	5,541,331
	KNOW IT AB	195,139	4,177,929
	Kungsleden AB	1,403,646	11,179,748
	Lagercrantz Group AB, Class B	459,404	4,947,439
	Lindab International AB	594,618	5,418,111
	Loomis AB, Class B	380,470	13,120,346
#*	Medivir AB, Class B	169,635	284,600
#	Mekonomen AB	282,646	1,974,924
	Momentum Group AB, Class B	179,229	1,803,923
#*	MQ Holding AB	25,122	13,040
	Mycronic AB	466,944	6,664,118
	Nederman Holding AB	29,566	353,157
#*	Net Insight AB, Class B	1,129,868	250,217
	NetEnt AB	1,393,211	5,062,281
	New Wave Group AB, Class B	436,499	2,856,986
	Nobia AB	786,572	4,612,134
	Nobina AB	719,169	4,636,415
	Nolato AB, Class B	174,895	7,281,095
	Nordic Waterproofing Holding A.S.	48,744	435,192
	NP3 Fastigheter AB	141,534	1,142,738
*	Nyfosa AB	1,194,655	7,161,063
	OEM International AB, Class B	46,319	954,266
	Opus Group AB	1,440,504	852,123
*	Orexo AB	7,005	56,078
	Oriflame Holding AG	241,499	4,637,983
	Peab AB	1,218,861	10,548,197
	Platzer Fastigheter Holding AB, Class B	234,930	1,934,405
	Pricer AB, Class B	884,404	1,086,797
	Proact IT Group AB	59,326	1,369,896
*	Qliro Group AB	819,636	884,398
	Ratos AB, Class B	1,226,956	2,488,606

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	RaySearch Laboratories AB	155,570	$1,736,928
*	Recipharm AB, Class B	319,257	4,727,974
	Resurs Holding AB	545,594	3,382,253
	Rottneros AB	641,827	757,881
	Sagax AB, Class B	156,242	2,953,710
*	SAS AB	1,964,924	3,955,281
	Scandi Standard AB	380,057	2,504,516
	Scandic Hotels Group AB	463,405	4,138,460
#	Sectra AB, Class B	103,668	2,965,977
	Semcon AB	113,218	726,689
#*	Sensys Gatso Group AB	2,363,041	400,299
	SkiStar AB	327,000	3,600,611
	Sweco AB, Class B	299,211	7,212,573
#	Systemair AB	84,050	899,902
	Thule Group AB	709,041	16,045,763
#	Troax Group AB	59,776	1,909,988
	VBG Group AB, Class B	26,108	389,563
	Vitrolife AB	385,093	8,769,409
	Wallenstam AB, Class B	681,802	6,885,781
	Wihlborgs Fastigheter AB	1,051,424	14,340,563

TOTAL SWEDEN			417,736,293

SWITZERLAND — (11.0%)
	Allreal Holding AG	102,822	17,504,186
*	Alpiq Holding AG	14,952	961,058
	ALSO Holding AG	39,452	5,104,060
#	ams AG	285,353	7,713,821
	APG SGA SA	8,652	2,455,248
#*	Arbonia AG	328,378	3,391,907
*	Aryzta AG	5,645,125	7,739,369
	Ascom Holding AG	232,217	3,112,166
#	Autoneum Holding AG	20,419	2,355,010
	Bachem Holding AG, Class B	3,538	432,433
#	Banque Cantonale de Geneve	9,027	1,804,267
	Banque Cantonale du Jura SA	4,071	220,694
	Banque Cantonale Vaudoise	8,092	6,487,805
	Belimo Holding AG	2,948	14,734,230
	Bell Food Group AG	12,839	3,702,093
	Bellevue Group AG	55,759	1,129,749
	Berner Kantonalbank AG	27,900	6,782,035
	BFW Liegenschaften AG	2,894	126,156
	BKW AG	142,225	9,702,262
	Bobst Group SA	60,527	3,661,917
	Bossard Holding AG, Class A	42,302	6,508,150
	Bucher Industries AG	51,868	17,361,045
	Burckhardt Compression Holding AG	12,184	3,317,068
	Burkhalter Holding AG	27,883	1,933,182
	Calida Holding AG	29,103	887,106
	Carlo Gavazzi Holding AG	2,376	608,953
	Cembra Money Bank AG	205,761	19,471,191
	Cham Group AG	2,435	1,014,775
#	Cicor Technologies, Ltd.	14,473	828,897
	Cie Financiere Tradition SA	10,069	1,073,593
	Coltene Holding AG	25,919	2,512,620
	Conzzeta AG	9,126	7,151,578
*	COSMO Pharmaceuticals NV	313	25,999
	Daetwyler Holding AG	44,982	6,653,727
	DKSH Holding AG	192,225	11,086,515
	dormakaba Holding AG	24,489	17,547,474

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Dottikon Es Holding AG	143	$63,920
#	Dufry AG	80,677	8,483,104
#	EFG International AG	622,560	3,942,172
	Emmi AG	16,284	14,334,794
	Energiedienst Holding AG	76,963	2,318,504
*	Evolva Holding SA	3,349,123	814,193
#	Feintool International Holding AG	14,850	1,004,324
	Flughafen Zurich AG	68,686	12,535,206
	Forbo Holding AG	8,555	13,428,144
#	GAM Holding AG	1,257,924	3,929,171
	Georg Fischer AG	28,198	25,708,402
	Gurit Holding AG	3,022	2,829,220
	Helvetia Holding AG	48,078	29,367,695
	Hiag Immobilien Holding AG	16,912	2,225,682
#	HOCHDORF Holding AG	7,010	845,693
	Huber & Suhner AG	83,979	6,069,507
	Hypothekarbank Lenzburg AG	6	27,600
	Implenia AG	105,240	3,136,876
	Inficon Holding AG	14,476	8,067,458
	Interroll Holding AG	4,705	9,546,583
	Intershop Holding AG	9,654	4,926,991
	Investis Holding SA	1,343	90,359
	Jungfraubahn Holding AG	11,278	1,608,226
	Kardex AG	47,131	7,104,439
#	Komax Holding AG	30,538	6,421,546
#	Kudelski SA	235,411	1,414,185
*	Lastminute.com NV	22,489	462,470
	LEM Holding SA	3,811	4,900,061
	Liechtensteinische Landesbank AG	58,937	4,125,797
	Luzerner Kantonalbank AG	19,165	9,126,851
#*	MCH Group AG	8,468	136,035
#*	Meier Tobler Group AG	22,913	420,380
	Metall Zug AG, Class B	1,003	2,531,683
#*	Meyer Burger Technology AG	1,377,244	915,052
	Mikron Holding AG	8,692	65,287
	Mobilezone Holding AG	256,704	2,576,382
	Mobimo Holding AG	50,355	12,671,160
#*	Newron Pharmaceuticals SpA	34,584	288,923
	OC Oerlikon Corp. AG	1,609,734	20,617,969
*	Orascom Development Holding AG	94,819	1,609,623
#	Orell Fuessli Holding AG	5,028	485,507
	Orior AG	35,374	2,838,264
	Panalpina Welttransport Holding AG	72,893	12,140,945
	Phoenix Mecano AG	4,235	2,061,171
	Plazza AG, Class A	7,153	1,731,482
	PSP Swiss Property AG	325,433	35,368,610
#	Rieter Holding AG	18,515	2,663,378
	Romande Energie Holding SA	2,625	2,966,414
#	Schaffner Holding AG	3,310	768,016
*	Schmolz + Bickenbach AG	3,372,134	1,498,728
	Schweiter Technologies AG	6,432	6,209,658
	SFS Group AG	119,799	10,410,506
	Siegfried Holding AG	30,515	10,960,166
	St Galler Kantonalbank AG, Class A	14,926	6,859,025
	Sulzer AG	127,231	12,417,020
	Sunrise Communications Group AG	266,460	19,624,355
	Swissquote Group Holding SA	68,671	2,506,065
	Tamedia AG	15,646	1,587,606
	Tecan Group AG	5,471	1,292,099

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
SWITZERLAND — (Continued)
Thurgauer Kantonalbank	3,152	$337,049
# Tornos Holding AG	26,632	202,342
# u-blox Holding AG	48,136	3,659,032
Valiant Holding AG	106,613	12,257,672
Valora Holding AG	25,449	7,017,299
# VAT Group AG	195,680	20,595,366
Vaudoise Assurances Holding SA	6,291	3,160,202
Vetropack Holding AG	1,292	2,816,586
#* Von Roll Holding AG	339,643	467,301
Vontobel Holding AG	180,762	9,726,175
VP Bank AG	21,666	2,989,910
VZ Holding AG	16,741	4,387,681
Walliser Kantonalbank	18,991	2,373,956
Warteck Invest AG	2	3,957
# Ypsomed Holding AG	21,974	2,816,184
Zehnder Group AG	72,172	2,444,033
Zug Estates Holding AG, Class B	1,110	1,917,569
Zuger Kantonalbank AG	685	4,224,785

TOTAL SWITZERLAND		643,580,120

UNITED KINGDOM — (0.1%)
Rhi Magnesita NV	51,060	2,996,278

TOTAL COMMON STOCKS		5,269,232,838

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Biotest AG	94,392	2,401,768
Draegerwerk AG & Co. KGaA	57,452	2,725,676
Fuchs Petrolub SE	5,953	245,738
Jungheinrich AG	365,498	11,906,872
Sixt SE	116,071	7,925,037
STO SE & Co. KGaA	13,188	1,201,044
Villeroy & Boch AG	50,436	876,336

TOTAL GERMANY		27,282,471

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	0

ITALY — (0.0%)
#* d’Amico International Shipping SA	1,350,290	14,086

SPAIN — (0.0%)
#* Promotora de Informaciones SA	1,872,888	147,064

SWEDEN — (0.0%)
#* AF POYRY AB	518,890	1,060,406
#* Anoto Group AB Warrants 04/30/21	24,130	0

TOTAL SWEDEN		1,060,406

TOTAL RIGHTS/WARRANTS		1,221,556

TOTAL INVESTMENT SECURITIES		5,297,736,865

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (9.4%)
@§ DFA Short Term Investment Fund	47,340,364	$547,775,355

TOTAL INVESTMENTS — (100.0%) (Cost $5,406,037,948)^^		$5,845,512,220

Summary of the Series’ investments as of March 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$175,133,931	—	$175,133,931
Belgium	$10,853,472	222,490,337	—	233,343,809
Denmark	—	294,152,027	—	294,152,027
Finland	5,406,952	318,263,240	—	323,670,192
France	—	624,208,311	—	624,208,311
Germany	—	931,391,355	—	931,391,355
Ireland	—	33,536,613	—	33,536,613
Israel	955,816	159,512,550	—	160,468,366
Italy	—	563,719,515	—	563,719,515
Netherlands	—	333,191,803	—	333,191,803
Norway	—	142,129,221	—	142,129,221
Portugal	—	67,445,625	—	67,445,625
Spain	—	322,529,379	—	322,529,379
Sweden	—	417,736,293	—	417,736,293
Switzerland	—	643,580,120	—	643,580,120
United Kingdom	—	2,996,278	—	2,996,278
Preferred Stocks
Germany	—	27,282,471	—	27,282,471
Rights/Warrants
Italy	—	14,086	—	14,086
Spain	—	147,064	—	147,064
Sweden	—	1,060,406	—	1,060,406
Securities Lending Collateral	—	547,775,355	—	547,775,355

TOTAL	$17,216,240	$5,828,295,980	—	$5,845,512,220

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (83.6%)
COMMUNICATION SERVICES — (1.8%)
*	Aimia, Inc.	1,049,417	$3,078,321
#	Cineplex, Inc.	401,438	7,311,708
	Cogeco Communications, Inc.	95,472	6,096,891
	Cogeco, Inc.	37,500	2,206,757
	Corus Entertainment, Inc., Class B	835,828	3,702,699
#	DHX Media, Ltd.	782,135	1,217,376
*	Glacier Media, Inc.	171,625	68,067
	Mediagrif Interactive Technologies, Inc.	30,070	217,140
*	TeraGo, Inc.	2,400	19,181
#	Torstar Corp., Class B	79,022	51,446
#*	Yellow Pages, Ltd.	105,820	494,912

TOTAL COMMUNICATION SERVICES			24,464,498

CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	418,353	5,559,883
#	AutoCanada, Inc.	178,738	1,427,122
	BMTC Group, Inc.	20,581	231,322
	BRP, Inc.	3,700	102,665
	Dorel Industries, Inc., Class B	212,497	1,876,353
	Gamehost, Inc.	72,373	527,491
*	Great Canadian Gaming Corp.	430,508	16,149,486
#	Hudson’s Bay Co.	662,726	3,664,867
*	Indigo Books & Music, Inc.	12,232	91,533
*	Intertain Group, Ltd. (The)	70,628	627,346
	Leon’s Furniture, Ltd.	161,275	1,734,218
#	Linamar Corp.	322,683	11,571,047
	Martinrea International, Inc.	653,260	5,914,952
	MTY Food Group, Inc.	121,404	5,342,762
	Park Lawn Corp.	43,100	886,608
	Pizza Pizza Royalty Corp.	161,012	1,213,298
*	Points International, Ltd.	46,559	625,037
	Pollard Banknote, Ltd.	25,700	428,670
#*	Real Matters, Inc.	56,000	226,707
	Recipe Unlimited Corp.	104,877	1,991,827
	Reitmans Canada, Ltd., Class A	259,012	651,237
#*	Roots Corp.	5,800	17,448
#	Sleep Country Canada Holdings, Inc.	242,248	3,438,803
	Uni-Select, Inc.	305,382	3,167,280
	Zenith Capital Corp.	111,820	6,778

TOTAL CONSUMER DISCRETIONARY			67,474,740

CONSUMER STAPLES — (4.3%)
	AGT Food & Ingredients, Inc.	151,923	2,034,962
#	Alcanna, Inc.	215,711	907,170
	Andrew Peller, Ltd., Class A	170,200	1,684,997
#	Clearwater Seafoods, Inc.	104,195	384,391
	Corby Spirit and Wine, Ltd.	82,467	1,120,665
	Cott Corp.	96,682	1,412,524
	Cott Corp.	931,870	13,597,834
#	High Liner Foods, Inc.	120,134	705,692
	Jamieson Wellness, Inc.	183,395	2,584,149
	KP Tissue, Inc.	33,800	226,370
	Lassonde Industries, Inc., Class A	17,200	2,271,453

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Maple Leaf Foods, Inc.	378,472	$8,754,121
	North West Co., Inc. (The)	349,536	7,535,550
#	Premium Brands Holdings Corp.	186,419	10,741,395
	Rogers Sugar, Inc.	669,336	3,020,239
#*	SunOpta, Inc.	343,650	1,185,488

TOTAL CONSUMER STAPLES			58,167,000

ENERGY — (15.7%)
#*	Advantage Oil & Gas, Ltd.	1,225,742	2,017,909
#*	Africa Oil Corp.	1,333,299	1,107,466
#	AKITA Drilling, Ltd., Class A	71,362	173,553
#	ARC Resources, Ltd.	752,200	5,133,434
#*	Athabasca Oil Corp.	3,069,410	1,952,332
#*	Baytex Energy Corp.	3,074,275	5,222,138
#*	Bellatrix Exploration, Ltd.	299,839	96,480
	Birchcliff Energy, Ltd.	1,785,429	4,756,334
#	Bonavista Energy Corp.	1,714,100	1,423,767
#	Bonterra Energy Corp.	179,118	841,741
#*	Calfrac Well Services, Ltd.	804,515	2,016,781
#*	Canacol Energy, Ltd.	921,342	3,130,086
#	Cardinal Energy, Ltd.	763,603	1,542,805
#	CES Energy Solutions Corp.	1,549,897	3,166,250
	Computer Modelling Group, Ltd.	478,283	2,201,100
	Crescent Point Energy Corp.	1,568,782	5,083,119
#*	Crew Energy, Inc.	1,141,376	956,592
#*	Delphi Energy Corp.	1,106,839	248,477
#*	Denison Mines Corp.	3,394,735	1,727,407
	Enerflex, Ltd.	661,336	9,447,304
#*	Energy Fuels, Inc.	347,960	1,153,486
#	Enerplus Corp.	1,620,918	13,584,975
#	Ensign Energy Services, Inc.	976,563	3,909,614
*	Epsilon Energy, Ltd.	156,036	686,561
#*	Essential Energy Services Trust	1,034,741	232,291
#*	Fission Uranium Corp.	1,962,000	748,771
#	Freehold Royalties, Ltd.	733,594	4,616,699
#	Frontera Energy Corp.	198,580	1,683,624
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	901,000	411,277
	Gibson Energy, Inc.	812,901	13,972,639
#*	Gran Tierra Energy, Inc.	2,888,144	6,570,103
#	High Arctic Energy Services, Inc.	132,600	376,065
*	International Petroleum Corp.	242,416	1,130,133
#*	Kelt Exploration, Ltd.	974,740	4,019,020
*	MEG Energy Corp.	1,549,736	5,914,359
#	Mullen Group, Ltd.	743,570	6,665,895
	North American Construction Group, Ltd.	181,334	2,105,963
*	NuVista Energy, Ltd.	1,091,726	3,512,868
#*	Obsidian Energy, Ltd.	3,770,541	1,029,856
#*	Painted Pony Energy, Ltd.	782,649	1,001,481
#*	Paramount Resources, Ltd., Class A	409,113	2,179,733
*	Parex Resources, Inc.	1,078,398	16,881,869
	Parkland Fuel Corp.	143,125	4,372,951
	Pason Systems, Inc.	498,301	7,271,201
#*	Pengrowth Energy Corp.	3,196,369	1,339,444
#	Peyto Exploration & Development Corp.	1,155,732	6,045,248
*	PHX Energy Services Corp.	285,274	693,786
#*	Pine Cliff Energy, Ltd.	496,700	91,063
#*	Precision Drilling Corp.	2,116,935	5,021,651
*	Pulse Seismic, Inc.	308,039	564,744

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#*	Questerre Energy Corp., Class A	797,460	$304,340
#	Secure Energy Services, Inc.	1,127,215	6,899,853
*	Seven Generations Energy, Ltd., Class A	45,076	325,501
	ShawCor, Ltd.	495,943	7,426,063
#*	STEP Energy Services, Ltd.	24,196	37,117
*	Strad Energy Services, Ltd.	17,174	18,120
#	Surge Energy, Inc.	2,066,864	2,041,576
*	Tamarack Valley Energy, Ltd.	1,457,940	2,651,098
*	Tervita Corp.	70,398	317,128
#	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	1,231,867
	TORC Oil & Gas, Ltd.	1,100,490	3,796,355
	Total Energy Services, Inc.	287,079	2,081,639
	TransGlobe Energy Corp.	498,445	939,934
#*	Trican Well Service, Ltd.	1,868,981	1,790,172
*	Western Energy Services Corp.	200,343	47,974
#	Whitecap Resources, Inc.	2,833,976	9,776,353
*	Yangarra Resources, Ltd.	479,471	1,047,671
	ZCL Composites, Inc.	185,727	1,387,028

TOTAL ENERGY			212,152,243

FINANCIALS — (8.3%)
#	AGF Management, Ltd., Class B	496,635	2,010,548
#	Alaris Royalty Corp.	353,745	5,580,083
	Canaccord Genuity Group, Inc.	982,516	4,293,705
#	Canadian Western Bank	660,231	13,789,088
#	Chesswood Group, Ltd.	78,842	647,798
	Clairvest Group, Inc.	1,900	68,217
*	Echelon Financial Holdings, Inc.	15,650	162,783
#	ECN Capital Corp.	2,446,608	7,927,424
	E-L Financial Corp., Ltd.	6,978	4,208,104
#	Element Fleet Management Corp.	2,835,643	17,930,320
#	Equitable Group, Inc.	77,602	3,758,879
	Fiera Capital Corp.	331,137	3,104,835
	Firm Capital Mortgage Investment Corp.	165,218	1,644,329
#	First National Financial Corp.	94,437	2,159,610
#	Genworth MI Canada, Inc.	297,480	9,013,331
#	Gluskin Sheff & Associates, Inc.	177,796	1,909,210
	GMP Capital, Inc.	376,387	616,820
#	goeasy, Ltd.	62,639	1,910,552
*	GoldMoney, Inc.	125,000	241,329
	Guardian Capital Group, Ltd., Class A	83,014	1,493,985
#*	Home Capital Group, Inc.	541,770	6,385,212
	Kingsway Financial Services, Inc.	13,070	40,518
#	Laurentian Bank of Canada	326,390	9,903,928
#	Sprott, Inc.	1,427,488	3,236,642
#*	Street Capital Group, Inc.	120,227	46,783
#	Timbercreek Financial Corp.	521,704	3,661,903
	TMX Group, Ltd.	82,662	5,323,993
*	Trisura Group, Ltd.	27,911	627,624

TOTAL FINANCIALS			111,697,553

HEALTH CARE — (1.5%)
*	Aeterna Zentaris, Inc.	5,100	23,852
*	CRH Medical Corp.	523,291	1,382,286
#	Extendicare, Inc.	727,330	4,103,766
*	Knight Therapeutics, Inc.	914,025	5,020,349
#	Medical Facilities Corp.	256,216	3,380,169
#	Sienna Senior Living, Inc.	462,615	6,553,150

TOTAL HEALTH CARE			20,463,572

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (8.9%)
	Aecon Group, Inc.	513,902	$6,706,664
#	AG Growth International, Inc.	118,358	5,514,251
	Algoma Central Corp.	43,100	403,473
*	ATS Automation Tooling Systems, Inc.	552,999	8,127,287
#	Badger Daylighting, Ltd.	195,181	5,932,766
#	Bird Construction, Inc.	291,744	1,720,315
*	Black Diamond Group, Ltd.	316,392	426,165
	Calian Group, Ltd.	34,555	826,931
#	CanWel Building Materials Group, Ltd.	478,722	1,855,637
	Cargojet, Inc.	16,249	974,806
	Cervus Equipment Corp.	45,297	449,123
#*	DIRTT Environmental Solutions	191,668	1,219,125
#	Exchange Income Corp.	69,084	1,710,622
#	Exco Technologies, Ltd.	190,848	1,352,438
*	Heroux-Devtek, Inc.	223,854	2,660,083
	Horizon North Logistics, Inc.	1,094,944	1,483,031
*	IBI Group, Inc.	102,600	390,024
#	K-Bro Linen, Inc.	71,253	1,986,137
	Magellan Aerospace Corp.	109,476	1,454,928
	Morneau Shepell, Inc.	348,111	7,140,137
#	NFI Group, Inc.	330,420	8,097,620
#	Richelieu Hardware, Ltd.	309,896	5,493,648
	Rocky Mountain Dealerships, Inc.	120,855	813,930
	Russel Metals, Inc.	389,996	6,866,918
#	Savaria Corp.	143,200	1,630,938
#	Stantec, Inc.	590,233	13,948,111
#	Stuart Olson, Inc.	159,759	518,842
	TFI International, Inc.	553,089	16,335,857
	Transcontinental, Inc., Class A	528,784	6,619,940
	Wajax Corp.	153,366	1,918,868
#	Westshore Terminals Investment Corp.	314,049	4,704,801

TOTAL INDUSTRIALS			119,283,416

INFORMATION TECHNOLOGY — (3.4%)
#	Absolute Software Corp.	288,588	1,965,167
*	Celestica, Inc.	36,408	307,648
*	Celestica, Inc.	782,756	6,613,024
*	Descartes Systems Group, Inc. (The)	379,409	13,792,561
	Enghouse Systems, Ltd.	254,114	6,453,870
	Evertz Technologies, Ltd.	184,453	2,365,791
#*	EXFO, Inc.	60,487	221,788
*	Kinaxis, Inc.	143,874	8,394,399
*	Photon Control, Inc.	325,194	296,881
	Pivot Technology Solutions, Inc.	27,500	25,723
#	Quarterhill, Inc.	951,176	1,053,422
#*	Sierra Wireless, Inc.	291,224	3,595,762
*	Solium Capital, Inc.	5,466	78,042
	Vecima Networks, Inc.	6,059	43,073

TOTAL INFORMATION TECHNOLOGY			45,207,151

MATERIALS — (24.4%)
*	5N Plus, Inc.	548,929	1,486,978
#	Acadian Timber Corp.	69,938	851,492
	AirBoss of America Corp.	98,662	600,972

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Alacer Gold Corp.	2,184,997	$5,935,226
	Alamos Gold, Inc., Class A	2,860,188	14,511,222
#*	Alio Gold, Inc.	204,318	148,306
#	Altius Minerals Corp.	257,186	2,463,412
#*	Americas Silver Corp.	162,412	267,375
*	Amerigo Resources, Ltd.	479,200	394,448
*	Argonaut Gold, Inc.	1,141,697	1,606,159
#*	Asanko Gold, Inc.	949,993	597,145
*	B2Gold Corp.	6,070,919	16,990,487
	Caledonia Mining Corp. P.L.C.	540	3,156
*	Canfor Corp.	344,233	3,529,010
	Canfor Pulp Products, Inc.	224,215	2,498,269
#*	Capstone Mining Corp.	2,918,355	1,397,648
#	Cascades, Inc.	563,270	3,515,300
*	Centerra Gold, Inc.	1,682,253	8,824,481
#*	China Gold International Resources Corp., Ltd.	1,668,100	2,072,096
#*	Conifex Timber, Inc.	37,840	45,589
#*	Continental Gold, Inc.	939,248	2,031,224
#*	Copper Mountain Mining Corp.	972,155	698,372
*	Detour Gold Corp.	1,259,316	11,817,131
*	Dundee Precious Metals, Inc.	1,388,522	4,602,950
#*	eCobalt Solutions, Inc.	100,900	25,671
*	Eldorado Gold Corp.	1,158,414	5,348,459
#*	Endeavour Mining Corp.	502,056	7,536,376
#*	Endeavour Silver Corp.	746,544	1,882,631
#*	First Majestic Silver Corp.	1,207,831	7,944,653
*	First Mining Gold Corp.	749,400	193,470
*	Fortuna Silver Mines, Inc.	1,152,121	3,836,524
*	Golden Star Resources, Ltd.	463,313	1,872,182
#*	Great Panther Mining, Ltd.	797,851	740,326
#*	Guyana Goldfields, Inc.	979,918	791,942
	Hudbay Minerals, Inc.	1,922,188	13,736,592
*	IAMGOLD Corp.	3,323,246	11,513,921
#*	Imperial Metals Corp.	346,592	746,949
#*	Interfor Corp.	483,839	5,677,102
*	International Tower Hill Mines, Ltd.	13,001	6,810
#	Intertape Polymer Group, Inc.	418,637	5,685,832
*	IPL Plastics, Inc.	1,600	12,811
#*	Ivanhoe Mines, Ltd., Class A	3,744,528	8,966,580
#	Labrador Iron Ore Royalty Corp.	384,556	8,454,563
#*	Largo Resources, Ltd.	522,593	829,047
#*	Leagold Mining Corp.	268,242	377,367
#	Lucara Diamond Corp.	2,171,449	2,534,860
#*	Lundin Gold, Inc.	151,909	585,424
*	Major Drilling Group International, Inc.	594,812	1,998,508
*	Mandalay Resources Corp.	4,635	416
#*	Marathon Gold Corp.	147,500	107,064
*	Midas Gold Corp.	49,164	30,903
#	Mountain Province Diamonds, Inc.	102,431	89,680
#*	Nemaska Lithium, Inc.	275,000	69,967
#*	New Gold, Inc.	4,003,761	3,415,488
	Norbord, Inc.	267,561	7,372,020
#*	Northern Dynasty Minerals, Ltd.	76,877	45,447
#	OceanaGold Corp.	4,416,629	13,880,976
*	Orbite Technologies, Inc.	73,500	2,205
	Osisko Gold Royalties, Ltd.	953,008	10,704,264
#*	Osisko Mining, Inc.	486,477	1,062,980
#	Pan American Silver Corp.	1,525,893	20,164,829
#*	PolyMet Mining Corp.	642,081	432,426

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#*	Premier Gold Mines, Ltd.	1,039,349	$1,213,293
#*	Pretium Resources, Inc.	293,903	2,515,810
#*	Pretium Resources, Inc.	836,588	7,149,201
*	Rb Energy, Inc.	396,013	159
*	Roxgold, Inc.	1,208,860	832,230
*	Sabina Gold & Silver Corp.	1,690,021	1,587,141
#*	Sandstorm Gold, Ltd.	1,264,677	6,899,012
#*	Seabridge Gold, Inc.	68,095	846,379
*	SEMAFO, Inc.	2,376,290	6,597,102
*	SSR Mining, Inc.	826,105	10,441,062
#	Stella-Jones, Inc.	312,202	10,550,411
#*	Stornoway Diamond Corp.	1,731,297	129,554
#	Supremex, Inc.	91	222
#*	Tanzanian Royalty Exploration Corp.	207,891	168,012
*	Taseko Mines, Ltd.	1,417,826	827,556
*	Teranga Gold Corp.	655,298	1,887,901
#*	TMAC Resources, Inc.	93,713	305,048
*	Torex Gold Resources, Inc.	649,904	8,180,032
#*	Trevali Mining Corp.	3,825,789	1,145,146
*	Wesdome Gold Mines, Ltd.	841,629	2,657,743
#	Western Forest Products, Inc.	3,076,803	4,236,403
	Winpak, Ltd.	205,835	6,643,217
	Yamana Gold, Inc.	6,834,589	17,798,009

TOTAL MATERIALS			328,176,356

REAL ESTATE — (4.1%)
	Altus Group, Ltd.	261,653	5,104,422
#	Brookfield Real Estate Services, Inc.	38,769	490,578
	Colliers International Group, Inc.	229,435	15,326,570
*	DREAM Unlimited Corp., Class A	439,785	2,560,353
	FirstService Corp.	1,234	110,246
	FirstService Corp.	178,154	15,871,017
	Genesis Land Development Corp.	76,842	158,991
	Information Services Corp.	14,174	172,356
	Invesque, Inc.	197,966	1,412,487
*	Mainstreet Equity Corp.	30,149	1,074,679
	Melcor Developments, Ltd.	54,040	541,876
	Morguard Corp.	21,968	3,267,213
#	Tricon Capital Group, Inc.	1,056,932	9,103,369

TOTAL REAL ESTATE			55,194,157

UTILITIES — (6.2%)
#	Boralex, Inc., Class A	485,312	6,885,558
#	Capital Power Corp.	724,420	16,967,371
	Innergex Renewable Energy, Inc.	740,781	7,804,988
#	Just Energy Group, Inc.	654,141	2,217,427
*	Maxim Power Corp.	92,234	138,039
#	Northland Power, Inc.	513,208	9,063,276
	Polaris Infrastructure, Inc.	98,922	837,952
	Superior Plus Corp.	1,185,710	10,159,299
#	TransAlta Corp.	2,025,553	14,884,521
#	TransAlta Renewables, Inc.	906,016	9,179,823
#	Valener, Inc.	289,365	5,662,360

TOTAL UTILITIES			83,800,614

TOTAL COMMON STOCKS			1,126,081,300

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	9,964	$932

MATERIALS — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	369,725

TOTAL RIGHTS/WARRANTS		370,657

TOTAL INVESTMENT SECURITIES		1,126,451,957

		Value†
SECURITIES LENDING COLLATERAL — (16.4%)
@§ DFA Short Term Investment Fund	19,088,014	220,867,413

TOTAL INVESTMENTS — (100.0%) (Cost $1,584,519,183)^^		$1,347,319,370

Summary of the Series’ investments as of March 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$24,464,498	—	—	$24,464,498
Consumer Discretionary	67,467,962	$6,778	—	67,474,740
Consumer Staples	58,167,000	—	—	58,167,000
Energy	211,465,673	686,570	—	212,152,243
Financials	111,697,553	—	—	111,697,553
Health Care	20,463,572	—	—	20,463,572
Industrials	119,283,416	—	—	119,283,416
Information Technology	45,207,151	—	—	45,207,151
Materials	328,173,992	2,364	—	328,176,356
Real Estate	55,194,157	—	—	55,194,157
Utilities	83,800,614	—	—	83,800,614
Rights/Warrants
Energy	—	932	—	932
Materials	—	369,725	—	369,725
Securities Lending Collateral	—	220,867,413	—	220,867,413

TOTAL	$1,125,385,588	$221,933,782	—	$1,347,319,370

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At March 31, 2019, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1—inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series and the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ and the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2019, the total cost of securities for federal income tax purposes was:

Federal Tax Cost
The Japanese Small Company Series	$3,468,796
The Asia Pacific Small Company Series	1,768,996
The United Kingdom Small Company Series	2,239,991
The Continental Small Company Series	5,406,038
The Canadian Small Company Series	1,584,519

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series’ adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series’ net assets or results of operations.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.